 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2016

Item 1.

Reports to Stockholders

Fidelity Advisor® High Income Fund Class A, Class T, Class B and Class C Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of April 30, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
APX Group, Inc.	2.5	2.3
JC Penney Corp., Inc.	2.1	1.9
Lucent Technologies, Inc	1.8	1.8
Tenet Healthcare Corp.	1.8	1.9
Clear Channel Communications, Inc.	1.4	1.7
	9.6

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	11.3	12.5
Energy	10.4	11.5
Healthcare	7.7	5.3
Technology	6.5	5.8
Banks & Thrifts	6.3	5.2

Quality Diversification (% of fund's net assets)

As of April 30, 2016
AAA,AA,A	0.1%
BBB	1.6%
BB	38.2%
B	38.3%
CCC,CC,C	16.5%
Not Rated	0.6%
Equities	0.4%
Short-Term Investments and Net Other Assets	4.3%

As of October 31, 2015
AAA,AA,A	0.1%
BBB	2.1%
BB	32.3%
B	44.9%
CCC,CC,C	16.1%
Not Rated	1.5%
Short-Term Investments and Net Other Assets	3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of April 30, 2016*
Nonconvertible Bonds	81.4%
Convertible Bonds, Preferred Stocks	0.4%
Bank Loan Obligations	7.6%
Other Investments	6.3%
Short-Term Investments and Net Other Assets (Liabilities)	4.3%

 * Foreign investments - 24.9%

As of October 31, 2015*
Nonconvertible Bonds	82.9%
Bank Loan Obligations	7.9%
Other Investments	6.2%
Short-Term Investments and Net Other Assets (Liabilities)	3.0%

 * Foreign investments - 25.5%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 81.4%
	Principal Amount	Value
Aerospace - 0.2%
Orbital ATK, Inc. 5.5% 10/1/23 (a)	$1,070,000	$1,123,500
TransDigm, Inc. 6.5% 5/15/25	705,000	708,525

TOTAL AEROSPACE		1,832,025

Air Transportation - 3.0%
Air Canada:
6.625% 5/15/18 (a)	3,205,000	3,229,038
7.75% 4/15/21 (a)	615,000	638,063
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	1,635,000	1,518,506
Allegiant Travel Co. 5.5% 7/15/19	965,000	993,347
American Airlines Group, Inc.:
4.625% 3/1/20 (a)	1,355,000	1,331,288
5.5% 10/1/19 (a)	2,775,000	2,830,500
American Airlines, Inc. pass-thru trust certificates 5.625% 1/15/21 (a)	269,667	275,060
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	851,076	925,545
6.125% 4/29/18	345,000	362,250
6.25% 10/11/21	1,583,268	1,655,504
9.25% 5/10/17	798,681	842,608
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	885,940	998,897
U.S. Airways Group, Inc. 6.125% 6/1/18	1,180,000	1,225,902
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	2,215,000	2,237,150
Series 2013-1 Class B, 5.375% 5/15/23	421,059	436,091
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	791,659	819,367
9.75% 1/15/17	541,338	567,052
United Continental Holdings, Inc.:
6% 12/1/20	2,635,000	2,773,338
6.375% 6/1/18	185,000	194,898

TOTAL AIR TRANSPORTATION		23,854,404

Automotive & Auto Parts - 0.3%
American Tire Distributors, Inc. 10.25% 3/1/22 (a)	1,175,000	1,054,563
ZF North America Capital, Inc. 4.75% 4/29/25 (a)	1,805,000	1,829,819

TOTAL AUTOMOTIVE & AUTO PARTS		2,884,382

Banks & Thrifts - 0.3%
Ally Financial, Inc.:
4.25% 4/15/21	1,440,000	1,465,200
5.75% 11/20/25	965,000	977,063

TOTAL BANKS & THRIFTS		2,442,263

Broadcasting - 1.4%
Clear Channel Communications, Inc.:
5.5% 12/15/16	8,335,000	8,084,950
6.875% 6/15/18	90,000	51,300
9% 12/15/19	470,000	364,250
10% 1/15/18	3,000,000	1,185,000
iHeartCommunications, Inc. 10.625% 3/15/23	895,000	635,450
Univision Communications, Inc. 5.125% 2/15/25 (a)	1,425,000	1,408,969

TOTAL BROADCASTING		11,729,919

Building Materials - 2.1%
Beacon Roofing Supply, Inc. 6.375% 10/1/23	545,000	579,063
Builders FirstSource, Inc. 10.75% 8/15/23 (a)	965,000	1,018,075
Building Materials Corp. of America:
5.375% 11/15/24 (a)	1,955,000	2,038,088
6% 10/15/25 (a)	1,700,000	1,831,750
Building Materials Holding Corp. 9% 9/15/18 (a)	2,790,000	2,929,500
CEMEX Finance LLC 6% 4/1/24 (a)	1,145,000	1,140,706
CEMEX S.A.B. de CV 7.75% 4/16/26 (a)	1,330,000	1,416,450
HD Supply, Inc. 5.75% 4/15/24 (a)	1,950,000	2,045,063
Masco Corp.:
3.5% 4/1/21	745,000	756,175
4.375% 4/1/26	950,000	978,500
Standard Industries, Inc. 5.125% 2/15/21 (a)	1,940,000	2,017,600

TOTAL BUILDING MATERIALS		16,750,970

Cable/Satellite TV - 4.7%
Altice SA:
7.625% 2/15/25 (a)	2,230,000	2,154,738
7.75% 5/15/22 (a)	8,922,000	8,899,695
Altice U.S. Finance SA:
5.5% 5/15/26 (a)	2,430,000	2,454,300
7.75% 7/15/25 (a)	935,000	935,000
7.75% 7/15/25 (a)	840,000	852,600
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	555,000	568,875
5.125% 5/1/23 (a)	2,800,000	2,856,000
5.5% 5/1/26 (a)	2,385,000	2,432,700
5.875% 4/1/24 (a)	1,945,000	2,037,388
5.875% 5/1/27 (a)	820,000	840,500
CCOH Safari LLC 5.75% 2/15/26 (a)	1,450,000	1,497,125
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (a)	335,000	342,966
CSC Holdings LLC 6.75% 11/15/21	3,355,000	3,461,941
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (a)	1,465,000	1,483,313
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (a)	595,000	608,388
5.5% 8/15/26 (a)	2,095,000	2,106,795
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (a)(b)	214,225	210,797
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (a)	3,930,000	3,998,775

TOTAL CABLE/SATELLITE TV		37,741,896

Capital Goods - 0.6%
General Cable Corp. 5.75% 10/1/22 (b)	955,000	857,113
J.B. Poindexter & Co., Inc. 9% 4/1/22 (a)	3,615,000	3,804,788

TOTAL CAPITAL GOODS		4,661,901

Chemicals - 1.1%
Blue Cube Spinco, Inc. 9.75% 10/15/23 (a)	225,000	256,781
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	2,100,000	1,743,000
LSB Industries, Inc. 7.75% 8/1/19	1,085,000	1,041,600
Momentive Performance Materials, Inc. 3.88% 10/24/21	665,000	508,725
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	3,910,000	3,958,875
Platform Specialty Products Corp. 6.5% 2/1/22 (a)	1,230,000	1,082,400

TOTAL CHEMICALS		8,591,381

Consumer Products - 0.2%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	1,645,000	1,645,181
Containers - 2.3%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (a)(b)	1,953,604	1,949,493
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.6339% 12/15/19 (a)(b)	2,450,000	2,474,194
3.8896% 5/15/21 (a)(b)(c)	1,475,000	1,467,625
4.625% 5/15/23 (a)(c)	1,465,000	1,465,000
7% 11/15/20 (a)	903,529	853,835
Ball Corp. 5.25% 7/1/25	1,750,000	1,840,790
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (a)	1,800,000	1,795,500
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (a)	710,000	593,738
Owens-Brockway Glass Container, Inc.:
5.875% 8/15/23 (a)	1,135,000	1,220,125
6.375% 8/15/25 (a)	1,135,000	1,222,963
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20	3,455,000	3,584,563

TOTAL CONTAINERS		18,467,826

Diversified Financial Services - 4.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20	1,585,000	1,624,625
4.625% 7/1/22	1,410,000	1,459,350
Aircastle Ltd. 5% 4/1/23	490,000	498,898
FLY Leasing Ltd.:
6.375% 10/15/21	1,870,000	1,832,600
6.75% 12/15/20	2,710,000	2,720,163
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	1,785,000	1,771,613
5.875% 2/1/22	2,200,000	2,098,250
6% 8/1/20	4,635,000	4,623,876
ILFC E-Capital Trust I 4.24% 12/21/65 (a)(b)	2,555,000	2,095,100
ILFC E-Capital Trust II 4.49% 12/21/65 (a)(b)	4,420,000	3,580,200
MSCI, Inc. 5.25% 11/15/24 (a)	1,855,000	1,938,475
Navient Corp.:
5% 10/26/20	190,000	181,450
5.875% 3/25/21	1,135,000	1,072,575
5.875% 10/25/24	635,000	557,213
SLM Corp.:
4.875% 6/17/19	4,765,000	4,564,870
5.5% 1/15/19	1,705,000	1,692,213
5.5% 1/25/23	550,000	494,313

TOTAL DIVERSIFIED FINANCIAL SERVICES		32,805,784

Diversified Media - 0.4%
MDC Partners, Inc. 6.5% 5/1/24 (a)	1,545,000	1,600,002
WMG Acquisition Corp. 6.75% 4/15/22 (a)	1,407,000	1,385,895

TOTAL DIVERSIFIED MEDIA		2,985,897

Energy - 9.8%
Antero Resources Corp.:
5.125% 12/1/22	2,685,000	2,577,600
5.625% 6/1/23 (Reg. S)	690,000	669,300
Antero Resources Finance Corp. 5.375% 11/1/21	510,000	493,425
Citgo Holding, Inc. 10.75% 2/15/20 (a)	685,000	672,156
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	1,620,000	1,579,500
Concho Resources, Inc. 5.5% 4/1/23	615,000	619,613
Consolidated Energy Finance SA 6.75% 10/15/19 (a)	3,500,000	3,307,500
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	460,000	407,100
Denbury Resources, Inc.:
4.625% 7/15/23	920,000	540,500
5.5% 5/1/22	1,750,000	1,124,375
6.375% 8/15/21	1,555,000	1,010,750
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (a)	6,325,000	6,072,000
Energy Transfer Equity LP 5.5% 6/1/27	1,150,000	987,011
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	3,155,000	2,056,681
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	2,755,000	2,162,675
6% 10/1/22	965,000	757,525
Forbes Energy Services Ltd. 9% 6/15/19	2,510,000	1,154,600
Forum Energy Technologies, Inc. 6.25% 10/1/21	1,525,000	1,387,750
Gibson Energy, Inc. 6.75% 7/15/21 (a)	2,425,000	2,328,000
Halcon Resources Corp. 8.625% 2/1/20 (a)	2,570,000	2,133,100
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	925,000	860,250
5.75% 10/1/25 (a)	1,110,000	1,046,175
Hornbeck Offshore Services, Inc.:
5% 3/1/21	601,000	382,386
5.875% 4/1/20	800,000	518,000
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,275,000	3,250,438
Pacific Drilling V Ltd. 7.25% 12/1/17 (a)	1,515,000	561,497
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	155,000	161,588
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	2,330,000	2,254,275
Rice Energy, Inc.:
6.25% 5/1/22	7,210,000	7,137,900
7.25% 5/1/23	3,595,000	3,630,950
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (b)	1,865,000	1,853,344
5.625% 3/1/25	4,285,000	4,177,875
5.75% 5/15/24	3,025,000	2,926,688
6.25% 3/15/22	1,060,000	1,073,250
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20 (a)	1,680,000	1,680,000
6.25% 4/15/21 (a)	1,255,000	1,270,688
6.375% 4/1/23 (a)	525,000	532,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18	2,195,000	2,207,336
5.25% 5/1/23	265,000	254,400
6.75% 3/15/24 (a)	2,005,000	2,040,088
Teine Energy Ltd. 6.875% 9/30/22 (a)	2,745,000	2,642,063
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21	545,000	557,263
6.25% 10/15/22	505,000	517,625
The Williams Companies, Inc.:
3.7% 1/15/23	1,440,000	1,209,298
4.55% 6/24/24	1,920,000	1,660,800
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	1,070,000	1,024,525
WPX Energy, Inc. 7.5% 8/1/20	1,010,000	962,025

TOTAL ENERGY		78,434,763

Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	1,453,062	940,807
Environmental - 0.4%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	3,403,000	3,266,880
Food & Drug Retail - 0.4%
Tesco PLC 6.15% 11/15/37 (a)	2,115,000	1,997,140
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	1,120,000	1,002,400

TOTAL FOOD & DRUG RETAIL		2,999,540

Food/Beverage/Tobacco - 4.2%
ESAL GmbH 6.25% 2/5/23 (a)	9,440,000	8,705,568
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (a)	2,050,000	2,129,438
JBS Investments GmbH:
7.25% 4/3/24 (a)	1,865,000	1,806,719
7.75% 10/28/20 (a)	2,200,000	2,260,500
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	600,000	552,000
5.875% 7/15/24 (a)	1,530,000	1,422,900
7.25% 6/1/21 (a)	1,850,000	1,896,250
8.25% 2/1/20 (a)	4,220,000	4,399,350
Minerva Luxembourg SA 7.75% 1/31/23 (a)	6,140,000	6,239,775
Vector Group Ltd. 7.75% 2/15/21	3,815,000	4,015,288

TOTAL FOOD/BEVERAGE/TOBACCO		33,427,788

Gaming - 3.4%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	1,950,000	1,696,500
GLP Capital LP/GLP Financing II, Inc.:
4.375% 4/15/21	1,080,000	1,104,300
5.375% 4/15/26	340,000	354,450
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (a)	1,725,000	1,789,688
MCE Finance Ltd. 5% 2/15/21 (a)	4,065,000	3,921,940
MGP Escrow Issuer LLC/MGP Escrow Co.-Issuer, Inc. 5.625% 5/1/24 (a)	520,000	542,100
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20	2,720,000	2,672,400
Scientific Games Corp.:
6.625% 5/15/21	6,355,000	4,019,538
7% 1/1/22 (a)	2,255,000	2,298,691
10% 12/1/22	2,310,000	1,909,215
Wynn Macau Ltd. 5.25% 10/15/21 (a)	7,325,000	7,013,688

TOTAL GAMING		27,322,510

Healthcare - 7.2%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	540,000	484,650
Centene Corp.:
5.625% 2/15/21 (a)	1,050,000	1,105,125
6.125% 2/15/24 (a)	580,000	611,900
Community Health Systems, Inc.:
5.125% 8/1/21	785,000	787,284
6.875% 2/1/22	1,875,000	1,696,875
7.125% 7/15/20	3,255,000	3,141,986
Endo Finance LLC 5.375% 1/15/23 (a)	795,000	761,213
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 7/15/23 (a)	3,020,000	2,963,375
HCA Holdings, Inc.:
5% 3/15/24	1,375,000	1,423,125
5.25% 6/15/26	1,670,000	1,734,713
5.875% 2/15/26	2,730,000	2,832,375
6.25% 2/15/21	925,000	1,005,013
HealthSouth Corp.:
5.125% 3/15/23	1,535,000	1,538,838
5.75% 11/1/24	1,110,000	1,146,075
5.75% 9/15/25	3,030,000	3,134,535
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (a)	1,455,000	1,324,050
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (a)(b)	240,000	237,600
Kindred Healthcare, Inc.:
8% 1/15/20	2,845,000	2,833,620
8.75% 1/15/23	805,000	799,969
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (a)	330,000	297,825
Molina Healthcare, Inc. 5.375% 11/15/22 (a)	880,000	908,600
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 3/1/24	700,000	745,500
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (a)	765,000	795,600
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	815,000	823,150
Team Health, Inc. 7.25% 12/15/23 (a)	1,220,000	1,295,488
Tenet Healthcare Corp.:
5% 3/1/19	1,245,000	1,232,550
6.75% 6/15/23	2,940,000	2,903,250
8.125% 4/1/22	9,670,000	10,032,625
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	3,210,000	2,842,856
5.625% 12/1/21 (a)	670,000	567,825
5.875% 5/15/23 (a)	1,000,000	837,500
6.75% 8/15/18 (a)	1,645,000	1,587,425
Vizient, Inc. 10.375% 3/1/24 (a)	925,000	999,000
VPI Escrow Corp. 6.375% 10/15/20 (a)	2,645,000	2,397,031

TOTAL HEALTHCARE		57,828,546

Homebuilders/Real Estate - 2.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	10,000	9,260
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (a)	50,000	45,000
Calatlantic Group, Inc. 5.875% 11/15/24	640,000	676,800
CBRE Group, Inc. 5% 3/15/23	2,530,000	2,610,085
Howard Hughes Corp. 6.875% 10/1/21 (a)	1,725,000	1,746,563
Lennar Corp. 4.75% 4/1/21	1,910,000	1,989,265
M/I Homes, Inc. 6.75% 1/15/21	1,850,000	1,850,000
Meritage Homes Corp. 6% 6/1/25	990,000	1,009,800
PulteGroup, Inc. 4.25% 3/1/21	1,435,000	1,460,113
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (a)	1,075,000	1,072,313
5.875% 4/15/23 (a)	760,000	758,100
TRI Pointe Homes, Inc. 5.875% 6/15/24	400,000	402,000
William Lyon Homes, Inc.:
5.75% 4/15/19	1,280,000	1,241,600
7% 8/15/22	2,865,000	2,793,375

TOTAL HOMEBUILDERS/REAL ESTATE		17,664,274

Hotels - 0.2%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	1,560,000	1,538,550
Insurance - 0.2%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (a)	1,763,000	1,754,185
Leisure - 0.8%
24 Hour Holdings III LLC 8% 6/1/22 (a)	3,435,000	2,756,588
NCL Corp. Ltd. 4.625% 11/15/20 (a)	2,115,000	2,149,369
Speedway Motorsports, Inc. 5.125% 2/1/23	1,695,000	1,745,850

TOTAL LEISURE		6,651,807

Metals/Mining - 1.1%
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (a)	275,000	280,500
FMG Resources (August 2006) Pty Ltd.:
6.875% 4/1/22 (a)	400,000	364,000
9.75% 3/1/22 (a)	380,000	399,494
Lundin Mining Corp.:
7.5% 11/1/20 (a)	45,000	45,450
7.875% 11/1/22 (a)	2,540,000	2,571,750
New Gold, Inc. 6.25% 11/15/22 (a)	3,665,000	3,371,800
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (a)	1,555,000	1,516,125

TOTAL METALS/MINING		8,549,119

Paper - 0.1%
Xerium Technologies, Inc. 8.875% 6/15/18	835,000	736,888
Publishing/Printing - 1.3%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance:
7.875% 5/15/24 (a)	580,000	594,500
9.75% 4/1/21 (b)	3,045,000	3,279,127
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(b)	5,985,000	6,014,925
R.R. Donnelley & Sons Co. 7% 2/15/22	700,000	684,250

TOTAL PUBLISHING/PRINTING		10,572,802

Services - 4.1%
ADT Corp. 5.25% 3/15/20	1,210,000	1,258,400
Anna Merger Sub, Inc. 7.75% 10/1/22 (a)	500,000	465,000
APX Group, Inc.:
6.375% 12/1/19	10,940,000	10,939,962
8.75% 12/1/20	9,085,000	8,517,188
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.125% 6/1/22 (a)	640,000	607,600
6.375% 4/1/24 (a)	2,900,000	2,878,250
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (a)	665,000	583,538
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (a)	1,400,000	1,323,000
Garda World Security Corp.:
7.25% 11/15/21 (a)	150,000	121,125
7.25% 11/15/21 (a)	390,000	314,925
Hertz Corp. 6.25% 10/15/22	610,000	614,264
United Rentals North America, Inc.:
4.625% 7/15/23	1,910,000	1,902,838
5.5% 7/15/25	1,055,000	1,049,160
5.875% 9/15/26 (c)	1,465,000	1,465,000
Western Digital Corp. 10.5% 4/1/24 (a)	960,000	933,600

TOTAL SERVICES		32,973,850

Steel - 0.6%
Steel Dynamics, Inc.:
5.125% 10/1/21	3,155,000	3,225,988
5.25% 4/15/23	1,280,000	1,299,200

TOTAL STEEL		4,525,188

Super Retail - 2.6%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	3,995,000	4,084,888
JC Penney Corp., Inc.:
5.65% 6/1/20	11,061,000	10,452,645
7.4% 4/1/37	4,390,000	3,490,050
8.125% 10/1/19	865,000	890,950
L Brands, Inc. 6.875% 11/1/35	935,000	1,028,500
Sally Holdings LLC 5.625% 12/1/25	745,000	795,288

TOTAL SUPER RETAIL		20,742,321

Technology - 5.7%
Blue Coat Systems, Inc. 8.375% 6/1/23 (a)	5,495,000	5,783,488
Brocade Communications Systems, Inc. 4.625% 1/15/23	1,970,000	1,901,050
Lucent Technologies, Inc.:
6.45% 3/15/29	10,190,000	10,903,300
6.5% 1/15/28	3,290,000	3,438,050
Micron Technology, Inc.:
5.25% 8/1/23 (a)	865,000	698,929
5.25% 1/15/24 (a)	665,000	533,663
5.5% 2/1/25	735,000	595,350
5.625% 1/15/26 (a)	2,270,000	1,793,300
5.875% 2/15/22	190,000	167,675
7.5% 9/15/23 (a)	810,000	838,350
Microsemi Corp. 9.125% 4/15/23 (a)	930,000	1,023,000
Nuance Communications, Inc. 5.375% 8/15/20 (a)	3,550,000	3,629,875
Qorvo, Inc.:
6.75% 12/1/23 (a)	2,735,000	2,810,213
7% 12/1/25 (a)	3,105,000	3,182,625
Rackspace Hosting, Inc. 6.5% 1/15/24 (a)	2,005,000	1,982,444
Sensata Technologies BV 5% 10/1/25 (a)	1,385,000	1,391,925
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	1,305,000	1,393,088
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	2,040,000	2,136,900
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	1,150,000	1,152,875
13.375% 10/15/19	500,000	500,000

TOTAL TECHNOLOGY		45,856,100

Telecommunications - 10.9%
Altice Financing SA:
6.5% 1/15/22 (a)	390,000	393,900
6.625% 2/15/23 (a)	2,410,000	2,383,008
7.5% 5/15/26 (a)(c)	4,045,000	4,063,809
Altice Finco SA:
7.625% 2/15/25 (a)	1,380,000	1,286,864
9.875% 12/15/20 (a)	6,195,000	6,729,319
Columbus International, Inc. 7.375% 3/30/21 (a)	9,550,000	10,144,010
Digicel Group Ltd.:
6% 4/15/21 (a)	4,750,000	4,346,250
7% 2/15/20 (a)	200,000	187,750
7.125% 4/1/22 (a)	2,855,000	2,323,256
8.25% 9/30/20 (a)	3,235,000	2,951,938
DigitalGlobe, Inc. 5.25% 2/1/21 (a)	5,545,000	5,011,294
FairPoint Communications, Inc. 8.75% 8/15/19 (a)	600,000	567,000
Level 3 Financing, Inc. 5.25% 3/15/26 (a)	1,800,000	1,827,000
Millicom International Cellular SA 6% 3/15/25 (a)	4,165,000	3,987,988
Neptune Finco Corp.:
6.625% 10/15/25 (a)	760,000	817,000
10.125% 1/15/23 (a)	1,445,000	1,585,888
10.875% 10/15/25 (a)	1,445,000	1,607,563
Numericable Group SA:
4.875% 5/15/19 (a)	640,000	663,680
6% 5/15/22 (a)	2,475,000	2,478,218
6.25% 5/15/24 (a)	490,000	474,075
7.375% 5/1/26 (a)	1,800,000	1,836,000
Sable International Finance Ltd. 6.875% 8/1/22 (a)	1,445,000	1,482,931
Sprint Capital Corp.:
6.875% 11/15/28	9,410,000	6,986,925
8.75% 3/15/32	2,815,000	2,237,925
Sprint Communications, Inc.:
7% 3/1/20 (a)	1,870,000	1,919,088
8.375% 8/15/17	1,735,000	1,769,700
Sprint Corp.:
7.25% 9/15/21	4,115,000	3,322,863
7.625% 2/15/25	3,985,000	3,003,694
7.875% 9/15/23	1,360,000	1,060,800
T-Mobile U.S.A., Inc.:
6% 3/1/23	1,500,000	1,575,000
6% 4/15/24	1,370,000	1,433,363
6.375% 3/1/25	2,375,000	2,493,750
6.464% 4/28/19	1,565,000	1,596,300
6.5% 1/15/26	1,255,000	1,330,300
6.625% 4/1/23	770,000	822,938
Telecom Italia Capital SA 6% 9/30/34	190,000	187,625
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25 (a)	535,000	556,400

TOTAL TELECOMMUNICATIONS		87,445,412

Transportation Ex Air/Rail - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	1,985,000	1,632,663
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	3,290,000	1,324,225
8.125% 2/15/19	690,000	234,600

TOTAL TRANSPORTATION EX AIR/RAIL		3,191,488

Utilities - 5.0%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	5,895,000	6,248,052
DPL, Inc. 6.75% 10/1/19	945,000	970,988
Dynegy, Inc.:
6.75% 11/1/19	2,605,000	2,627,143
7.375% 11/1/22	1,580,000	1,560,692
7.625% 11/1/24	5,235,000	5,117,213
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	1,225,000	1,004,500
7% 6/15/23	3,285,000	2,761,437
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	8,478,511	9,029,615
PPL Energy Supply LLC 6.5% 6/1/25	615,000	545,862
RJS Power Holdings LLC 4.625% 7/15/19 (a)	5,810,000	5,403,300
The AES Corp.:
3.6351% 6/1/19 (b)	1,050,000	1,030,313
4.875% 5/15/23	175,000	172,375
7.375% 7/1/21	3,445,000	3,953,138

TOTAL UTILITIES		40,424,628

TOTAL NONCONVERTIBLE BONDS
(Cost $669,088,747)		653,241,275
	Shares	Value

Common Stocks - 0.0%
Energy - 0.0%
Southwestern Energy Co. (d)	8,989	120,722
Healthcare - 0.0%
HealthSouth Corp. warrants 1/17/17 (d)	2,325	8,393
Telecommunications - 0.0%
CUI Acquisition Corp. Class E, (d)	1	23,749
TOTAL COMMON STOCKS
(Cost $862,088)		152,864

Convertible Preferred Stocks - 0.4%
Energy - 0.4%
Southwestern Energy Co. Series B 6.25%
(Cost $1,754,398)	102,500	3,248,225
	Principal Amount	Value

Bank Loan Obligations - 7.6%
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (b)	962,850	956,832
Broadcasting - 0.3%
Clear Channel Communications, Inc. Tranche D, term loan 7.1852% 1/30/19 (b)	3,605,000	2,687,744
Building Materials - 0.8%
Beacon Roofing Supply, Inc. Tranche B, term loan 4% 10/1/22 (b)	2,119,350	2,121,109
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (b)	1,675,800	1,597,590
Tranche 2LN, term loan 7.75% 4/1/22 (b)	340,000	308,550
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	2,144,225	2,058,456

TOTAL BUILDING MATERIALS		6,085,705

Cable/Satellite TV - 0.7%
CSC Holdings LLC Tranche B, term loan 5% 10/9/22 (b)	2,250,000	2,257,043
Numericable LLC:
Tranche B 6LN, term loan 4.75% 2/10/23 (b)	2,658,338	2,659,295
Tranche B, term loan 5% 1/15/24 (b)	295,000	296,044

TOTAL CABLE/SATELLITE TV		5,212,382

Containers - 0.4%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	1,144,975	1,142,112
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (b)	2,258,796	2,236,208

TOTAL CONTAINERS		3,378,320

Diversified Financial Services - 0.1%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (b)	925,000	795,500
Tranche B 1LN, term loan 4.75% 9/11/21 (b)	232,650	221,018

TOTAL DIVERSIFIED FINANCIAL SERVICES		1,016,518

Energy - 0.2%
Crestwood Holdings Partners LLC Tranche B, term loan 9% 6/19/19 (b)	1,318,438	1,133,856
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	1,335,000	655,258

TOTAL ENERGY		1,789,114

Food & Drug Retail - 0.3%
Petco Holdings, Inc. Tranche B 1LN, term loan 5.75% 1/26/23 (b)	2,413,950	2,427,372
Gaming - 0.3%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	324,225	288,560
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (b)	2,172,500	2,136,176

TOTAL GAMING		2,424,736

Healthcare - 0.5%
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 3.89% 10/20/18 (b)	1,473,265	1,427,225
Tranche BD 2LN, term loan 4.5% 2/13/19 (b)	1,483,516	1,439,010
Vizient, Inc. Tranche B, term loan 6.25% 2/11/23 (b)	1,405,000	1,417,294

TOTAL HEALTHCARE		4,283,529

Homebuilders/Real Estate - 0.1%
MGM Growth Properties Operating Partner LP Tranche B, term loan 4% 4/25/23 (b)	385,000	387,006
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	176,850	170,660
Publishing/Printing - 0.3%
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (b)	2,011,068	1,957,433
Services - 1.3%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	2,526,838	2,497,349
Garda World Security Corp.:
term loan 4.0038% 11/8/20 (b)	2,819,661	2,784,416
Tranche DD, term loan 4.0038% 11/8/20 (b)	721,309	712,292
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (b)	2,650,026	2,455,700
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	2,406,460	2,213,943

TOTAL SERVICES		10,663,700

Super Retail - 0.3%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (b)	1,677,749	1,680,366
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	1,032,393	1,028,914

TOTAL SUPER RETAIL		2,709,280

Technology - 0.8%
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (b)	2,552,175	2,536,224
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	1,328,308	1,273,516
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (b)	1,164,667	1,178,259
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (b)	1,241,043	1,214,671

TOTAL TECHNOLOGY		6,202,670

Telecommunications - 0.4%
GTT Communications, Inc. Tranche B, term loan 6.25% 10/22/22 (b)	1,211,963	1,202,873
LTS Buyer LLC Tranche B 1LN, term loan 4% 4/11/20 (b)	2,158,355	2,150,800

TOTAL TELECOMMUNICATIONS		3,353,673

Utilities - 0.7%
Calpine Corp. Tranche B 6LN, term loan 4% 1/1/23 (b)	1,586,025	1,585,042
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	3,120,000	2,948,400
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (b)	865,000	821,750

TOTAL UTILITIES		5,355,192

TOTAL BANK LOAN OBLIGATIONS
(Cost $61,717,826)		61,061,866

Preferred Securities - 6.3%
Banks & Thrifts - 6.0%
BAC Capital Trust XIV 4% (b)(e)	630,000	460,040
Bank of America Corp.:
6.1% (b)(e)	2,485,000	2,505,089
6.25% (b)(e)	1,600,000	1,621,489
6.5% (b)(e)	635,000	669,240
Barclays Bank PLC 7.625% 11/21/22	4,405,000	4,950,936
Barclays PLC:
6.625% (b)(e)	4,160,000	3,841,599
8.25% (b)(e)	5,905,000	5,982,182
BNP Paribas SA 7.375% (a)(b)(e)	1,905,000	1,908,977
Citigroup, Inc.:
5.875% (b)(e)	785,000	763,717
5.95% (b)(e)	1,135,000	1,112,213
5.95% (b)(e)	1,235,000	1,230,136
6.125% (b)(e)	2,645,000	2,763,653
6.3% (b)(e)	2,680,000	2,704,326
Credit Agricole SA:
6.625% (a)(b)(e)	6,360,000	6,038,954
7.875% (a)(b)(e)	200,000	193,772
8.125% (a)(b)(e)	1,205,000	1,254,538
Goldman Sachs Group, Inc. 5.375% (b)(e)	1,650,000	1,635,226
JPMorgan Chase & Co.:
5.3% (b)(e)	1,650,000	1,693,725
6% (b)(e)	1,680,000	1,742,891
6.75% (b)(e)	975,000	1,094,964
Lloyds Banking Group PLC 7.5% (b)(e)	820,000	818,879
Royal Bank of Scotland Group PLC:
7.5% (b)(e)	1,135,000	1,065,790
8% (b)(e)	1,065,000	1,028,144
Societe Generale 8% (a)(b)(e)	1,270,000	1,266,411

TOTAL BANKS & THRIFTS		48,346,891

Diversified Financial Services - 0.3%
American Express Co. 4.9% (b)(e)	2,720,000	2,465,022
TOTAL PREFERRED SECURITIES
(Cost $51,132,298)		50,811,913
	Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 0.38% (f)
(Cost $30,832,633)	30,832,633	30,832,633
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $815,387,990)		799,348,776
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,989,941
NET ASSETS - 100%		$802,338,717

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $351,624,459 or 43.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Non-income producing

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$50,345

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$3,368,947	$3,368,947	$--	$--
Health Care	8,393	8,393	--	--
Telecommunication Services	23,749	--	--	23,749
Corporate Bonds	653,241,275	--	653,241,275	--
Bank Loan Obligations	61,061,866	--	61,061,866	--
Preferred Securities	50,811,913	--	50,811,913	--
Money Market Funds	30,832,633	30,832,633	--	--
Total Investments in Securities:	$799,348,776	$34,209,973	$765,115,054	$23,749

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	75.1%
Luxembourg	5.4%
Canada	3.4%
United Kingdom	3.1%
Bermuda	2.1%
France	2.1%
Austria	1.6%
Cayman Islands	1.6%
Ireland	1.6%
Barbados	1.3%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $784,555,357)	$768,516,143
Fidelity Central Funds (cost $30,832,633)	30,832,633
Total Investments (cost $815,387,990)		$799,348,776
Cash		200,748
Receivable for investments sold		4,272,745
Receivable for fund shares sold		1,369,715
Interest receivable		12,102,945
Distributions receivable from Fidelity Central Funds		10,114
Prepaid expenses		607
Other receivables		219
Total assets		817,305,869
Liabilities
Payable for investments purchased
Regular delivery	$6,492,800
Delayed delivery	5,852,625
Payable for fund shares redeemed	1,568,864
Distributions payable	371,970
Accrued management fee	369,604
Distribution and service plan fees payable	136,624
Other affiliated payables	136,106
Other payables and accrued expenses	38,559
Total liabilities		14,967,152
Net Assets		$802,338,717
Net Assets consist of:
Paid in capital		$863,189,855
Undistributed net investment income		1,989,468
Accumulated undistributed net realized gain (loss) on investments		(46,801,392)
Net unrealized appreciation (depreciation) on investments		(16,039,214)
Net Assets		$802,338,717
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($216,755,356 ÷ 29,077,789 shares)		$7.45
Maximum offering price per share (100/96.00 of $7.45)		$7.76
Class T:
Net Asset Value and redemption price per share ($67,843,224 ÷ 9,120,232 shares)		$7.44
Maximum offering price per share (100/96.00 of $7.44)		$7.75
Class B:
Net Asset Value and offering price per share ($3,884,894 ÷ 522,892 shares)(a)		$7.43
Class C:
Net Asset Value and offering price per share ($92,868,396 ÷ 12,496,308 shares)(a)		$7.43
Class I:
Net Asset Value, offering price and redemption price per share ($420,986,847 ÷ 56,373,331 shares)		$7.47

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$1,575,624
Interest		24,307,121
Income from Fidelity Central Funds		50,345
Total income		25,933,090
Expenses
Management fee	$2,089,165
Transfer agent fees	720,901
Distribution and service plan fees	813,908
Accounting fees and expenses	140,639
Custodian fees and expenses	6,374
Independent trustees' compensation	1,613
Registration fees	58,717
Audit	37,896
Legal	2,819
Miscellaneous	2,271
Total expenses before reductions	3,874,303
Expense reductions	(1,977)	3,872,326
Net investment income (loss)		22,060,764
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(31,611,966)
Total net realized gain (loss)		(31,611,966)
Change in net unrealized appreciation (depreciation) on investment securities		15,806,258
Net gain (loss)		(15,805,708)
Net increase (decrease) in net assets resulting from operations		$6,255,056

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,060,764	$40,937,328
Net realized gain (loss)	(31,611,966)	(15,332,048)
Change in net unrealized appreciation (depreciation)	15,806,258	(36,538,640)
Net increase (decrease) in net assets resulting from operations	6,255,056	(10,933,360)
Distributions to shareholders from net investment income	(21,039,914)	(40,319,540)
Distributions to shareholders from net realized gain	–	(19,111,871)
Total distributions	(21,039,914)	(59,431,411)
Share transactions - net increase (decrease)	47,450,177	48,705,392
Redemption fees	79,670	50,007
Total increase (decrease) in net assets	32,744,989	(21,609,372)
Net Assets
Beginning of period	769,593,728	791,203,100
End of period (including undistributed net investment income of $1,989,468 and undistributed net investment income of $968,618, respectively)	$802,338,717	$769,593,728

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor High Income Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.61	$8.33	$8.77	$8.73	$8.38	$8.59
Income from Investment Operations
Net investment income (loss)A	.214	.430	.432	.473	.539	.581
Net realized and unrealized gain (loss)	(.171)	(.523)	(.058)	.117	.411	(.204)
Total from investment operations	.043	(.093)	.374	.590	.950	.377
Distributions from net investment income	(.204)	(.424)	(.429)	(.457)	(.551)	(.589)
Distributions from net realized gain	–	(.204)	(.386)	(.094)	(.050)	–
Total distributions	(.204)	(.628)	(.815)	(.551)	(.601)	(.589)
Redemption fees added to paid in capitalA	.001	.001	.001	.001	.001	.002
Net asset value, end of period	$7.45	$7.61	$8.33	$8.77	$8.73	$8.38
Total ReturnB,C,D	.69%	(1.13)%	4.51%	6.99%	11.84%	4.53%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.04%G	1.03%	1.03%	1.03%	1.03%	1.04%
Expenses net of fee waivers, if any	1.04%G	1.03%	1.03%	1.03%	1.03%	1.04%
Expenses net of all reductions	1.04%G	1.03%	1.03%	1.03%	1.03%	1.04%
Net investment income (loss)	5.95%G	5.45%	5.09%	5.40%	6.35%	6.82%
Supplemental Data
Net assets, end of period (000 omitted)	$216,755	$227,596	$243,987	$280,769	$331,436	$264,110
Portfolio turnover rateH	47%G	60%	79%	76%	48%	75%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor High Income Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.59	$8.31	$8.76	$8.72	$8.37	$8.57
Income from Investment Operations
Net investment income (loss)A	.213	.428	.429	.469	.536	.578
Net realized and unrealized gain (loss)	(.162)	(.524)	(.067)	.119	.411	(.193)
Total from investment operations	.051	(.096)	.362	.588	.947	.385
Distributions from net investment income	(.202)	(.421)	(.427)	(.455)	(.548)	(.587)
Distributions from net realized gain	–	(.204)	(.386)	(.094)	(.050)	–
Total distributions	(.202)	(.625)	(.813)	(.549)	(.598)	(.587)
Redemption fees added to paid in capitalA	.001	.001	.001	.001	.001	.002
Net asset value, end of period	$7.44	$7.59	$8.31	$8.76	$8.72	$8.37
Total ReturnB,C,D	.81%	(1.16)%	4.38%	6.97%	11.83%	4.63%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.07%G	1.05%	1.05%	1.05%	1.06%	1.07%
Expenses net of fee waivers, if any	1.07%G	1.05%	1.05%	1.05%	1.06%	1.07%
Expenses net of all reductions	1.07%G	1.05%	1.05%	1.05%	1.06%	1.07%
Net investment income (loss)	5.93%G	5.43%	5.07%	5.38%	6.32%	6.79%
Supplemental Data
Net assets, end of period (000 omitted)	$67,843	$79,379	$86,166	$90,901	$105,518	$92,746
Portfolio turnover rateH	47%G	60%	79%	76%	48%	75%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor High Income Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.59	$8.30	$8.75	$8.71	$8.36	$8.57
Income from Investment Operations
Net investment income (loss)A	.189	.377	.372	.408	.477	.521
Net realized and unrealized gain (loss)	(.172)	(.516)	(.068)	.119	.412	(.204)
Total from investment operations	.017	(.139)	.304	.527	.889	.317
Distributions from net investment income	(.178)	(.368)	(.369)	(.394)	(.490)	(.529)
Distributions from net realized gain	–	(.204)	(.386)	(.094)	(.050)	–
Total distributions	(.178)	(.572)	(.755)	(.488)	(.540)	(.529)
Redemption fees added to paid in capitalA	.001	.001	.001	.001	.001	.002
Net asset value, end of period	$7.43	$7.59	$8.30	$8.75	$8.71	$8.36
Total ReturnB,C,D	.34%	(1.70)%	3.67%	6.24%	11.08%	3.81%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.74%G	1.72%	1.73%	1.75%	1.76%	1.77%
Expenses net of fee waivers, if any	1.74%G	1.72%	1.73%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.74%G	1.72%	1.73%	1.75%	1.75%	1.75%
Net investment income (loss)	5.26%G	4.76%	4.38%	4.68%	5.64%	6.11%
Supplemental Data
Net assets, end of period (000 omitted)	$3,885	$6,108	$9,218	$13,176	$17,309	$19,647
Portfolio turnover rateH	47%G	60%	79%	76%	48%	75%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor High Income Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.59	$8.30	$8.75	$8.71	$8.36	$8.57
Income from Investment Operations
Net investment income (loss)A	.185	.370	.365	.405	.474	.516
Net realized and unrealized gain (loss)	(.171)	(.515)	(.066)	.119	.412	(.202)
Total from investment operations	.014	(.145)	.299	.524	.886	.314
Distributions from net investment income	(.175)	(.362)	(.364)	(.391)	(.487)	(.526)
Distributions from net realized gain	–	(.204)	(.386)	(.094)	(.050)	–
Total distributions	(.175)	(.566)	(.750)	(.485)	(.537)	(.526)
Redemption fees added to paid in capitalA	.001	.001	.001	.001	.001	.002
Net asset value, end of period	$7.43	$7.59	$8.30	$8.75	$8.71	$8.36
Total ReturnB,C,D	.30%	(1.78)%	3.60%	6.20%	11.03%	3.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.82%G	1.80%	1.80%	1.79%	1.79%	1.79%
Expenses net of fee waivers, if any	1.82%G	1.80%	1.80%	1.79%	1.79%	1.79%
Expenses net of all reductions	1.82%G	1.80%	1.80%	1.79%	1.79%	1.79%
Net investment income (loss)	5.18%G	4.68%	4.32%	4.64%	5.60%	6.08%
Supplemental Data
Net assets, end of period (000 omitted)	$92,868	$94,752	$114,455	$126,952	$149,591	$120,710
Portfolio turnover rateH	47%G	60%	79%	76%	48%	75%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor High Income Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.62	$8.34	$8.79	$8.75	$8.40	$8.60
Income from Investment Operations
Net investment income (loss)A	.221	.445	.447	.489	.556	.598
Net realized and unrealized gain (loss)	(.161)	(.523)	(.068)	.116	.409	(.195)
Total from investment operations	.060	(.078)	.379	.605	.965	.403
Distributions from net investment income	(.211)	(.439)	(.444)	(.472)	(.566)	(.605)
Distributions from net realized gain	–	(.204)	(.386)	(.094)	(.050)	–
Total distributions	(.211)	(.643)	(.830)	(.566)	(.616)	(.605)
Redemption fees added to paid in capitalA	.001	.001	.001	.001	.001	.002
Net asset value, end of period	$7.47	$7.62	$8.34	$8.79	$8.75	$8.40
Total ReturnB,C	.93%	(.94)%	4.57%	7.16%	12.02%	4.85%
Ratios to Average Net AssetsD,E
Expenses before reductions	.85%F	.87%	.87%	.87%	.88%	.88%
Expenses net of fee waivers, if any	.85%F	.85%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.85%F	.85%	.85%	.85%	.85%	.85%
Net investment income (loss)	6.15%F	5.63%	5.27%	5.58%	6.54%	7.01%
Supplemental Data
Net assets, end of period (000 omitted)	$420,987	$361,760	$337,377	$358,238	$423,792	$311,790
Portfolio turnover rateG	47%F	60%	79%	76%	48%	75%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Advisor High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$20,804,970
Gross unrealized depreciation	(35,544,236)
Net unrealized appreciation (depreciation) on securities	$(14,739,266)
Tax cost	$814,088,042

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(8,976,781)
Long-term	(6,179,983)
Total no expiration	$(15,156,764)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $206,192,960 and $168,154,264, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$265,136	$4,790
Class T	-%	.25%	88,479	–
Class B	.65%	.25%	21,497	15,526
Class C	.75%	.25%	438,796	35,702
			$813,908	$56,018

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$11,177
Class T	2,885
Class B(a)	1,491
Class C(a)	4,447
$20,000

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$171,074.16
Class T	67,388.19
Class B	4,918.21
Class C	79,602.18
Class I	397,919.22
	$720,901

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $656 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $468.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,509.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$5,994,451	$12,376,871
Class T	1,995,148	4,323,463
Class B	119,130	351,994
Class C	2,141,084	4,709,295
Class I	10,790,101	18,557,917
Total	$21,039,914	$40,319,540
From net realized gain
Class A	$–	$5,903,417
Class T	–	2,099,390
Class B	–	214,551
Class C	–	2,781,779
Class I	–	8,112,734
Total	$–	$19,111,871

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	4,220,540	7,395,806	$30,343,101	$58,490,758
Reinvestment of distributions	733,144	2,100,062	5,295,859	16,584,491
Shares redeemed	(5,782,073)	(8,886,709)	(41,283,675)	(69,878,626)
Net increase (decrease)	(828,389)	609,159	$(5,644,715)	$5,196,623
Class T
Shares sold	1,110,630	2,223,776	$7,913,925	$17,651,040
Reinvestment of distributions	228,389	697,558	1,647,026	5,497,671
Shares redeemed	(2,670,582)	(2,835,342)	(18,846,259)	(22,258,077)
Net increase (decrease)	(1,331,563)	85,992	$(9,285,308)	$890,634
Class B
Shares sold	43,432	83,526	$304,426	$662,447
Reinvestment of distributions	14,493	63,434	104,360	500,029
Shares redeemed	(340,235)	(452,168)	(2,431,340)	(3,571,342)
Net increase (decrease)	(282,310)	(305,208)	$(2,022,554)	$(2,408,866)
Class C
Shares sold	1,489,483	1,829,247	$10,717,351	$14,452,719
Reinvestment of distributions	255,955	825,771	1,844,091	6,508,315
Shares redeemed	(1,737,532)	(3,949,888)	(12,456,845)	(31,040,010)
Net increase (decrease)	7,906	(1,294,870)	$104,597	$(10,078,976)
Class I
Shares sold	13,837,111	16,049,250	$99,624,972	$126,004,572
Reinvestment of distributions	1,330,271	2,759,777	9,630,528	21,814,798
Shares redeemed	(6,243,529)	(11,797,192)	(44,957,343)	(92,713,393)
Net increase (decrease)	8,923,853	7,011,835	$64,298,157	$55,105,977

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.04%
Actual		$1,000.00	$1,006.90	$5.19
Hypothetical-C		$1,000.00	$1,019.69	$5.22
Class T	1.07%
Actual		$1,000.00	$1,008.10	$5.34
Hypothetical-C		$1,000.00	$1,019.54	$5.37
Class B	1.74%
Actual		$1,000.00	$1,003.40	$8.67
Hypothetical-C		$1,000.00	$1,016.21	$8.72
Class C	1.82%
Actual		$1,000.00	$1,003.00	$9.06
Hypothetical-C		$1,000.00	$1,015.81	$9.12
Class I	.85%
Actual		$1,000.00	$1,009.30	$4.25
Hypothetical-C		$1,000.00	$1,020.64	$4.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AHI-SANN-0616
1.741814.116

Fidelity Advisor® High Income Fund Class I Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of April 30, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
APX Group, Inc.	2.5	2.3
JC Penney Corp., Inc.	2.1	1.9
Lucent Technologies, Inc	1.8	1.8
Tenet Healthcare Corp.	1.8	1.9
Clear Channel Communications, Inc.	1.4	1.7
	9.6

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	11.3	12.5
Energy	10.4	11.5
Healthcare	7.7	5.3
Technology	6.5	5.8
Banks & Thrifts	6.3	5.2

Quality Diversification (% of fund's net assets)

As of April 30, 2016
AAA,AA,A	0.1%
BBB	1.6%
BB	38.2%
B	38.3%
CCC,CC,C	16.5%
Not Rated	0.6%
Equities	0.4%
Short-Term Investments and Net Other Assets	4.3%

As of October 31, 2015
AAA,AA,A	0.1%
BBB	2.1%
BB	32.3%
B	44.9%
CCC,CC,C	16.1%
Not Rated	1.5%
Short-Term Investments and Net Other Assets	3.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of April 30, 2016*
Nonconvertible Bonds	81.4%
Convertible Bonds, Preferred Stocks	0.4%
Bank Loan Obligations	7.6%
Other Investments	6.3%
Short-Term Investments and Net Other Assets (Liabilities)	4.3%

 * Foreign investments - 24.9%

As of October 31, 2015*
Nonconvertible Bonds	82.9%
Bank Loan Obligations	7.9%
Other Investments	6.2%
Short-Term Investments and Net Other Assets (Liabilities)	3.0%

 * Foreign investments - 25.5%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 81.4%
	Principal Amount	Value
Aerospace - 0.2%
Orbital ATK, Inc. 5.5% 10/1/23 (a)	$1,070,000	$1,123,500
TransDigm, Inc. 6.5% 5/15/25	705,000	708,525

TOTAL AEROSPACE		1,832,025

Air Transportation - 3.0%
Air Canada:
6.625% 5/15/18 (a)	3,205,000	3,229,038
7.75% 4/15/21 (a)	615,000	638,063
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	1,635,000	1,518,506
Allegiant Travel Co. 5.5% 7/15/19	965,000	993,347
American Airlines Group, Inc.:
4.625% 3/1/20 (a)	1,355,000	1,331,288
5.5% 10/1/19 (a)	2,775,000	2,830,500
American Airlines, Inc. pass-thru trust certificates 5.625% 1/15/21 (a)	269,667	275,060
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	851,076	925,545
6.125% 4/29/18	345,000	362,250
6.25% 10/11/21	1,583,268	1,655,504
9.25% 5/10/17	798,681	842,608
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 8/10/22	885,940	998,897
U.S. Airways Group, Inc. 6.125% 6/1/18	1,180,000	1,225,902
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	2,215,000	2,237,150
Series 2013-1 Class B, 5.375% 5/15/23	421,059	436,091
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	791,659	819,367
9.75% 1/15/17	541,338	567,052
United Continental Holdings, Inc.:
6% 12/1/20	2,635,000	2,773,338
6.375% 6/1/18	185,000	194,898

TOTAL AIR TRANSPORTATION		23,854,404

Automotive & Auto Parts - 0.3%
American Tire Distributors, Inc. 10.25% 3/1/22 (a)	1,175,000	1,054,563
ZF North America Capital, Inc. 4.75% 4/29/25 (a)	1,805,000	1,829,819

TOTAL AUTOMOTIVE & AUTO PARTS		2,884,382

Banks & Thrifts - 0.3%
Ally Financial, Inc.:
4.25% 4/15/21	1,440,000	1,465,200
5.75% 11/20/25	965,000	977,063

TOTAL BANKS & THRIFTS		2,442,263

Broadcasting - 1.4%
Clear Channel Communications, Inc.:
5.5% 12/15/16	8,335,000	8,084,950
6.875% 6/15/18	90,000	51,300
9% 12/15/19	470,000	364,250
10% 1/15/18	3,000,000	1,185,000
iHeartCommunications, Inc. 10.625% 3/15/23	895,000	635,450
Univision Communications, Inc. 5.125% 2/15/25 (a)	1,425,000	1,408,969

TOTAL BROADCASTING		11,729,919

Building Materials - 2.1%
Beacon Roofing Supply, Inc. 6.375% 10/1/23	545,000	579,063
Builders FirstSource, Inc. 10.75% 8/15/23 (a)	965,000	1,018,075
Building Materials Corp. of America:
5.375% 11/15/24 (a)	1,955,000	2,038,088
6% 10/15/25 (a)	1,700,000	1,831,750
Building Materials Holding Corp. 9% 9/15/18 (a)	2,790,000	2,929,500
CEMEX Finance LLC 6% 4/1/24 (a)	1,145,000	1,140,706
CEMEX S.A.B. de CV 7.75% 4/16/26 (a)	1,330,000	1,416,450
HD Supply, Inc. 5.75% 4/15/24 (a)	1,950,000	2,045,063
Masco Corp.:
3.5% 4/1/21	745,000	756,175
4.375% 4/1/26	950,000	978,500
Standard Industries, Inc. 5.125% 2/15/21 (a)	1,940,000	2,017,600

TOTAL BUILDING MATERIALS		16,750,970

Cable/Satellite TV - 4.7%
Altice SA:
7.625% 2/15/25 (a)	2,230,000	2,154,738
7.75% 5/15/22 (a)	8,922,000	8,899,695
Altice U.S. Finance SA:
5.5% 5/15/26 (a)	2,430,000	2,454,300
7.75% 7/15/25 (a)	935,000	935,000
7.75% 7/15/25 (a)	840,000	852,600
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	555,000	568,875
5.125% 5/1/23 (a)	2,800,000	2,856,000
5.5% 5/1/26 (a)	2,385,000	2,432,700
5.875% 4/1/24 (a)	1,945,000	2,037,388
5.875% 5/1/27 (a)	820,000	840,500
CCOH Safari LLC 5.75% 2/15/26 (a)	1,450,000	1,497,125
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (a)	335,000	342,966
CSC Holdings LLC 6.75% 11/15/21	3,355,000	3,461,941
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (a)	1,465,000	1,483,313
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (a)	595,000	608,388
5.5% 8/15/26 (a)	2,095,000	2,106,795
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (a)(b)	214,225	210,797
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (a)	3,930,000	3,998,775

TOTAL CABLE/SATELLITE TV		37,741,896

Capital Goods - 0.6%
General Cable Corp. 5.75% 10/1/22 (b)	955,000	857,113
J.B. Poindexter & Co., Inc. 9% 4/1/22 (a)	3,615,000	3,804,788

TOTAL CAPITAL GOODS		4,661,901

Chemicals - 1.1%
Blue Cube Spinco, Inc. 9.75% 10/15/23 (a)	225,000	256,781
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	2,100,000	1,743,000
LSB Industries, Inc. 7.75% 8/1/19	1,085,000	1,041,600
Momentive Performance Materials, Inc. 3.88% 10/24/21	665,000	508,725
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	3,910,000	3,958,875
Platform Specialty Products Corp. 6.5% 2/1/22 (a)	1,230,000	1,082,400

TOTAL CHEMICALS		8,591,381

Consumer Products - 0.2%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	1,645,000	1,645,181
Containers - 2.3%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (a)(b)	1,953,604	1,949,493
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.6339% 12/15/19 (a)(b)	2,450,000	2,474,194
3.8896% 5/15/21 (a)(b)(c)	1,475,000	1,467,625
4.625% 5/15/23 (a)(c)	1,465,000	1,465,000
7% 11/15/20 (a)	903,529	853,835
Ball Corp. 5.25% 7/1/25	1,750,000	1,840,790
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (a)	1,800,000	1,795,500
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (a)	710,000	593,738
Owens-Brockway Glass Container, Inc.:
5.875% 8/15/23 (a)	1,135,000	1,220,125
6.375% 8/15/25 (a)	1,135,000	1,222,963
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20	3,455,000	3,584,563

TOTAL CONTAINERS		18,467,826

Diversified Financial Services - 4.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20	1,585,000	1,624,625
4.625% 7/1/22	1,410,000	1,459,350
Aircastle Ltd. 5% 4/1/23	490,000	498,898
FLY Leasing Ltd.:
6.375% 10/15/21	1,870,000	1,832,600
6.75% 12/15/20	2,710,000	2,720,163
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	1,785,000	1,771,613
5.875% 2/1/22	2,200,000	2,098,250
6% 8/1/20	4,635,000	4,623,876
ILFC E-Capital Trust I 4.24% 12/21/65 (a)(b)	2,555,000	2,095,100
ILFC E-Capital Trust II 4.49% 12/21/65 (a)(b)	4,420,000	3,580,200
MSCI, Inc. 5.25% 11/15/24 (a)	1,855,000	1,938,475
Navient Corp.:
5% 10/26/20	190,000	181,450
5.875% 3/25/21	1,135,000	1,072,575
5.875% 10/25/24	635,000	557,213
SLM Corp.:
4.875% 6/17/19	4,765,000	4,564,870
5.5% 1/15/19	1,705,000	1,692,213
5.5% 1/25/23	550,000	494,313

TOTAL DIVERSIFIED FINANCIAL SERVICES		32,805,784

Diversified Media - 0.4%
MDC Partners, Inc. 6.5% 5/1/24 (a)	1,545,000	1,600,002
WMG Acquisition Corp. 6.75% 4/15/22 (a)	1,407,000	1,385,895

TOTAL DIVERSIFIED MEDIA		2,985,897

Energy - 9.8%
Antero Resources Corp.:
5.125% 12/1/22	2,685,000	2,577,600
5.625% 6/1/23 (Reg. S)	690,000	669,300
Antero Resources Finance Corp. 5.375% 11/1/21	510,000	493,425
Citgo Holding, Inc. 10.75% 2/15/20 (a)	685,000	672,156
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	1,620,000	1,579,500
Concho Resources, Inc. 5.5% 4/1/23	615,000	619,613
Consolidated Energy Finance SA 6.75% 10/15/19 (a)	3,500,000	3,307,500
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	460,000	407,100
Denbury Resources, Inc.:
4.625% 7/15/23	920,000	540,500
5.5% 5/1/22	1,750,000	1,124,375
6.375% 8/15/21	1,555,000	1,010,750
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (a)	6,325,000	6,072,000
Energy Transfer Equity LP 5.5% 6/1/27	1,150,000	987,011
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	3,155,000	2,056,681
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	2,755,000	2,162,675
6% 10/1/22	965,000	757,525
Forbes Energy Services Ltd. 9% 6/15/19	2,510,000	1,154,600
Forum Energy Technologies, Inc. 6.25% 10/1/21	1,525,000	1,387,750
Gibson Energy, Inc. 6.75% 7/15/21 (a)	2,425,000	2,328,000
Halcon Resources Corp. 8.625% 2/1/20 (a)	2,570,000	2,133,100
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	925,000	860,250
5.75% 10/1/25 (a)	1,110,000	1,046,175
Hornbeck Offshore Services, Inc.:
5% 3/1/21	601,000	382,386
5.875% 4/1/20	800,000	518,000
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,275,000	3,250,438
Pacific Drilling V Ltd. 7.25% 12/1/17 (a)	1,515,000	561,497
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	155,000	161,588
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	2,330,000	2,254,275
Rice Energy, Inc.:
6.25% 5/1/22	7,210,000	7,137,900
7.25% 5/1/23	3,595,000	3,630,950
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (b)	1,865,000	1,853,344
5.625% 3/1/25	4,285,000	4,177,875
5.75% 5/15/24	3,025,000	2,926,688
6.25% 3/15/22	1,060,000	1,073,250
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20 (a)	1,680,000	1,680,000
6.25% 4/15/21 (a)	1,255,000	1,270,688
6.375% 4/1/23 (a)	525,000	532,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18	2,195,000	2,207,336
5.25% 5/1/23	265,000	254,400
6.75% 3/15/24 (a)	2,005,000	2,040,088
Teine Energy Ltd. 6.875% 9/30/22 (a)	2,745,000	2,642,063
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21	545,000	557,263
6.25% 10/15/22	505,000	517,625
The Williams Companies, Inc.:
3.7% 1/15/23	1,440,000	1,209,298
4.55% 6/24/24	1,920,000	1,660,800
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	1,070,000	1,024,525
WPX Energy, Inc. 7.5% 8/1/20	1,010,000	962,025

TOTAL ENERGY		78,434,763

Entertainment/Film - 0.1%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	1,453,062	940,807
Environmental - 0.4%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	3,403,000	3,266,880
Food & Drug Retail - 0.4%
Tesco PLC 6.15% 11/15/37 (a)	2,115,000	1,997,140
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	1,120,000	1,002,400

TOTAL FOOD & DRUG RETAIL		2,999,540

Food/Beverage/Tobacco - 4.2%
ESAL GmbH 6.25% 2/5/23 (a)	9,440,000	8,705,568
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (a)	2,050,000	2,129,438
JBS Investments GmbH:
7.25% 4/3/24 (a)	1,865,000	1,806,719
7.75% 10/28/20 (a)	2,200,000	2,260,500
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	600,000	552,000
5.875% 7/15/24 (a)	1,530,000	1,422,900
7.25% 6/1/21 (a)	1,850,000	1,896,250
8.25% 2/1/20 (a)	4,220,000	4,399,350
Minerva Luxembourg SA 7.75% 1/31/23 (a)	6,140,000	6,239,775
Vector Group Ltd. 7.75% 2/15/21	3,815,000	4,015,288

TOTAL FOOD/BEVERAGE/TOBACCO		33,427,788

Gaming - 3.4%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	1,950,000	1,696,500
GLP Capital LP/GLP Financing II, Inc.:
4.375% 4/15/21	1,080,000	1,104,300
5.375% 4/15/26	340,000	354,450
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (a)	1,725,000	1,789,688
MCE Finance Ltd. 5% 2/15/21 (a)	4,065,000	3,921,940
MGP Escrow Issuer LLC/MGP Escrow Co.-Issuer, Inc. 5.625% 5/1/24 (a)	520,000	542,100
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20	2,720,000	2,672,400
Scientific Games Corp.:
6.625% 5/15/21	6,355,000	4,019,538
7% 1/1/22 (a)	2,255,000	2,298,691
10% 12/1/22	2,310,000	1,909,215
Wynn Macau Ltd. 5.25% 10/15/21 (a)	7,325,000	7,013,688

TOTAL GAMING		27,322,510

Healthcare - 7.2%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	540,000	484,650
Centene Corp.:
5.625% 2/15/21 (a)	1,050,000	1,105,125
6.125% 2/15/24 (a)	580,000	611,900
Community Health Systems, Inc.:
5.125% 8/1/21	785,000	787,284
6.875% 2/1/22	1,875,000	1,696,875
7.125% 7/15/20	3,255,000	3,141,986
Endo Finance LLC 5.375% 1/15/23 (a)	795,000	761,213
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 7/15/23 (a)	3,020,000	2,963,375
HCA Holdings, Inc.:
5% 3/15/24	1,375,000	1,423,125
5.25% 6/15/26	1,670,000	1,734,713
5.875% 2/15/26	2,730,000	2,832,375
6.25% 2/15/21	925,000	1,005,013
HealthSouth Corp.:
5.125% 3/15/23	1,535,000	1,538,838
5.75% 11/1/24	1,110,000	1,146,075
5.75% 9/15/25	3,030,000	3,134,535
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (a)	1,455,000	1,324,050
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (a)(b)	240,000	237,600
Kindred Healthcare, Inc.:
8% 1/15/20	2,845,000	2,833,620
8.75% 1/15/23	805,000	799,969
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (a)	330,000	297,825
Molina Healthcare, Inc. 5.375% 11/15/22 (a)	880,000	908,600
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 3/1/24	700,000	745,500
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (a)	765,000	795,600
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	815,000	823,150
Team Health, Inc. 7.25% 12/15/23 (a)	1,220,000	1,295,488
Tenet Healthcare Corp.:
5% 3/1/19	1,245,000	1,232,550
6.75% 6/15/23	2,940,000	2,903,250
8.125% 4/1/22	9,670,000	10,032,625
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	3,210,000	2,842,856
5.625% 12/1/21 (a)	670,000	567,825
5.875% 5/15/23 (a)	1,000,000	837,500
6.75% 8/15/18 (a)	1,645,000	1,587,425
Vizient, Inc. 10.375% 3/1/24 (a)	925,000	999,000
VPI Escrow Corp. 6.375% 10/15/20 (a)	2,645,000	2,397,031

TOTAL HEALTHCARE		57,828,546

Homebuilders/Real Estate - 2.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	10,000	9,260
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (a)	50,000	45,000
Calatlantic Group, Inc. 5.875% 11/15/24	640,000	676,800
CBRE Group, Inc. 5% 3/15/23	2,530,000	2,610,085
Howard Hughes Corp. 6.875% 10/1/21 (a)	1,725,000	1,746,563
Lennar Corp. 4.75% 4/1/21	1,910,000	1,989,265
M/I Homes, Inc. 6.75% 1/15/21	1,850,000	1,850,000
Meritage Homes Corp. 6% 6/1/25	990,000	1,009,800
PulteGroup, Inc. 4.25% 3/1/21	1,435,000	1,460,113
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (a)	1,075,000	1,072,313
5.875% 4/15/23 (a)	760,000	758,100
TRI Pointe Homes, Inc. 5.875% 6/15/24	400,000	402,000
William Lyon Homes, Inc.:
5.75% 4/15/19	1,280,000	1,241,600
7% 8/15/22	2,865,000	2,793,375

TOTAL HOMEBUILDERS/REAL ESTATE		17,664,274

Hotels - 0.2%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	1,560,000	1,538,550
Insurance - 0.2%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (a)	1,763,000	1,754,185
Leisure - 0.8%
24 Hour Holdings III LLC 8% 6/1/22 (a)	3,435,000	2,756,588
NCL Corp. Ltd. 4.625% 11/15/20 (a)	2,115,000	2,149,369
Speedway Motorsports, Inc. 5.125% 2/1/23	1,695,000	1,745,850

TOTAL LEISURE		6,651,807

Metals/Mining - 1.1%
Bluescope Steel Ltd./Bluescope Steel Finance 6.5% 5/15/21 (a)	275,000	280,500
FMG Resources (August 2006) Pty Ltd.:
6.875% 4/1/22 (a)	400,000	364,000
9.75% 3/1/22 (a)	380,000	399,494
Lundin Mining Corp.:
7.5% 11/1/20 (a)	45,000	45,450
7.875% 11/1/22 (a)	2,540,000	2,571,750
New Gold, Inc. 6.25% 11/15/22 (a)	3,665,000	3,371,800
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (a)	1,555,000	1,516,125

TOTAL METALS/MINING		8,549,119

Paper - 0.1%
Xerium Technologies, Inc. 8.875% 6/15/18	835,000	736,888
Publishing/Printing - 1.3%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance:
7.875% 5/15/24 (a)	580,000	594,500
9.75% 4/1/21 (b)	3,045,000	3,279,127
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(b)	5,985,000	6,014,925
R.R. Donnelley & Sons Co. 7% 2/15/22	700,000	684,250

TOTAL PUBLISHING/PRINTING		10,572,802

Services - 4.1%
ADT Corp. 5.25% 3/15/20	1,210,000	1,258,400
Anna Merger Sub, Inc. 7.75% 10/1/22 (a)	500,000	465,000
APX Group, Inc.:
6.375% 12/1/19	10,940,000	10,939,962
8.75% 12/1/20	9,085,000	8,517,188
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.125% 6/1/22 (a)	640,000	607,600
6.375% 4/1/24 (a)	2,900,000	2,878,250
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (a)	665,000	583,538
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (a)	1,400,000	1,323,000
Garda World Security Corp.:
7.25% 11/15/21 (a)	150,000	121,125
7.25% 11/15/21 (a)	390,000	314,925
Hertz Corp. 6.25% 10/15/22	610,000	614,264
United Rentals North America, Inc.:
4.625% 7/15/23	1,910,000	1,902,838
5.5% 7/15/25	1,055,000	1,049,160
5.875% 9/15/26 (c)	1,465,000	1,465,000
Western Digital Corp. 10.5% 4/1/24 (a)	960,000	933,600

TOTAL SERVICES		32,973,850

Steel - 0.6%
Steel Dynamics, Inc.:
5.125% 10/1/21	3,155,000	3,225,988
5.25% 4/15/23	1,280,000	1,299,200

TOTAL STEEL		4,525,188

Super Retail - 2.6%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	3,995,000	4,084,888
JC Penney Corp., Inc.:
5.65% 6/1/20	11,061,000	10,452,645
7.4% 4/1/37	4,390,000	3,490,050
8.125% 10/1/19	865,000	890,950
L Brands, Inc. 6.875% 11/1/35	935,000	1,028,500
Sally Holdings LLC 5.625% 12/1/25	745,000	795,288

TOTAL SUPER RETAIL		20,742,321

Technology - 5.7%
Blue Coat Systems, Inc. 8.375% 6/1/23 (a)	5,495,000	5,783,488
Brocade Communications Systems, Inc. 4.625% 1/15/23	1,970,000	1,901,050
Lucent Technologies, Inc.:
6.45% 3/15/29	10,190,000	10,903,300
6.5% 1/15/28	3,290,000	3,438,050
Micron Technology, Inc.:
5.25% 8/1/23 (a)	865,000	698,929
5.25% 1/15/24 (a)	665,000	533,663
5.5% 2/1/25	735,000	595,350
5.625% 1/15/26 (a)	2,270,000	1,793,300
5.875% 2/15/22	190,000	167,675
7.5% 9/15/23 (a)	810,000	838,350
Microsemi Corp. 9.125% 4/15/23 (a)	930,000	1,023,000
Nuance Communications, Inc. 5.375% 8/15/20 (a)	3,550,000	3,629,875
Qorvo, Inc.:
6.75% 12/1/23 (a)	2,735,000	2,810,213
7% 12/1/25 (a)	3,105,000	3,182,625
Rackspace Hosting, Inc. 6.5% 1/15/24 (a)	2,005,000	1,982,444
Sensata Technologies BV 5% 10/1/25 (a)	1,385,000	1,391,925
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	1,305,000	1,393,088
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	2,040,000	2,136,900
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	1,150,000	1,152,875
13.375% 10/15/19	500,000	500,000

TOTAL TECHNOLOGY		45,856,100

Telecommunications - 10.9%
Altice Financing SA:
6.5% 1/15/22 (a)	390,000	393,900
6.625% 2/15/23 (a)	2,410,000	2,383,008
7.5% 5/15/26 (a)(c)	4,045,000	4,063,809
Altice Finco SA:
7.625% 2/15/25 (a)	1,380,000	1,286,864
9.875% 12/15/20 (a)	6,195,000	6,729,319
Columbus International, Inc. 7.375% 3/30/21 (a)	9,550,000	10,144,010
Digicel Group Ltd.:
6% 4/15/21 (a)	4,750,000	4,346,250
7% 2/15/20 (a)	200,000	187,750
7.125% 4/1/22 (a)	2,855,000	2,323,256
8.25% 9/30/20 (a)	3,235,000	2,951,938
DigitalGlobe, Inc. 5.25% 2/1/21 (a)	5,545,000	5,011,294
FairPoint Communications, Inc. 8.75% 8/15/19 (a)	600,000	567,000
Level 3 Financing, Inc. 5.25% 3/15/26 (a)	1,800,000	1,827,000
Millicom International Cellular SA 6% 3/15/25 (a)	4,165,000	3,987,988
Neptune Finco Corp.:
6.625% 10/15/25 (a)	760,000	817,000
10.125% 1/15/23 (a)	1,445,000	1,585,888
10.875% 10/15/25 (a)	1,445,000	1,607,563
Numericable Group SA:
4.875% 5/15/19 (a)	640,000	663,680
6% 5/15/22 (a)	2,475,000	2,478,218
6.25% 5/15/24 (a)	490,000	474,075
7.375% 5/1/26 (a)	1,800,000	1,836,000
Sable International Finance Ltd. 6.875% 8/1/22 (a)	1,445,000	1,482,931
Sprint Capital Corp.:
6.875% 11/15/28	9,410,000	6,986,925
8.75% 3/15/32	2,815,000	2,237,925
Sprint Communications, Inc.:
7% 3/1/20 (a)	1,870,000	1,919,088
8.375% 8/15/17	1,735,000	1,769,700
Sprint Corp.:
7.25% 9/15/21	4,115,000	3,322,863
7.625% 2/15/25	3,985,000	3,003,694
7.875% 9/15/23	1,360,000	1,060,800
T-Mobile U.S.A., Inc.:
6% 3/1/23	1,500,000	1,575,000
6% 4/15/24	1,370,000	1,433,363
6.375% 3/1/25	2,375,000	2,493,750
6.464% 4/28/19	1,565,000	1,596,300
6.5% 1/15/26	1,255,000	1,330,300
6.625% 4/1/23	770,000	822,938
Telecom Italia Capital SA 6% 9/30/34	190,000	187,625
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25 (a)	535,000	556,400

TOTAL TELECOMMUNICATIONS		87,445,412

Transportation Ex Air/Rail - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	1,985,000	1,632,663
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (a)	3,290,000	1,324,225
8.125% 2/15/19	690,000	234,600

TOTAL TRANSPORTATION EX AIR/RAIL		3,191,488

Utilities - 5.0%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	5,895,000	6,248,052
DPL, Inc. 6.75% 10/1/19	945,000	970,988
Dynegy, Inc.:
6.75% 11/1/19	2,605,000	2,627,143
7.375% 11/1/22	1,580,000	1,560,692
7.625% 11/1/24	5,235,000	5,117,213
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	1,225,000	1,004,500
7% 6/15/23	3,285,000	2,761,437
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	8,478,511	9,029,615
PPL Energy Supply LLC 6.5% 6/1/25	615,000	545,862
RJS Power Holdings LLC 4.625% 7/15/19 (a)	5,810,000	5,403,300
The AES Corp.:
3.6351% 6/1/19 (b)	1,050,000	1,030,313
4.875% 5/15/23	175,000	172,375
7.375% 7/1/21	3,445,000	3,953,138

TOTAL UTILITIES		40,424,628

TOTAL NONCONVERTIBLE BONDS
(Cost $669,088,747)		653,241,275
	Shares	Value

Common Stocks - 0.0%
Energy - 0.0%
Southwestern Energy Co. (d)	8,989	120,722
Healthcare - 0.0%
HealthSouth Corp. warrants 1/17/17 (d)	2,325	8,393
Telecommunications - 0.0%
CUI Acquisition Corp. Class E, (d)	1	23,749
TOTAL COMMON STOCKS
(Cost $862,088)		152,864

Convertible Preferred Stocks - 0.4%
Energy - 0.4%
Southwestern Energy Co. Series B 6.25%
(Cost $1,754,398)	102,500	3,248,225
	Principal Amount	Value

Bank Loan Obligations - 7.6%
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (b)	962,850	956,832
Broadcasting - 0.3%
Clear Channel Communications, Inc. Tranche D, term loan 7.1852% 1/30/19 (b)	3,605,000	2,687,744
Building Materials - 0.8%
Beacon Roofing Supply, Inc. Tranche B, term loan 4% 10/1/22 (b)	2,119,350	2,121,109
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (b)	1,675,800	1,597,590
Tranche 2LN, term loan 7.75% 4/1/22 (b)	340,000	308,550
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	2,144,225	2,058,456

TOTAL BUILDING MATERIALS		6,085,705

Cable/Satellite TV - 0.7%
CSC Holdings LLC Tranche B, term loan 5% 10/9/22 (b)	2,250,000	2,257,043
Numericable LLC:
Tranche B 6LN, term loan 4.75% 2/10/23 (b)	2,658,338	2,659,295
Tranche B, term loan 5% 1/15/24 (b)	295,000	296,044

TOTAL CABLE/SATELLITE TV		5,212,382

Containers - 0.4%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	1,144,975	1,142,112
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (b)	2,258,796	2,236,208

TOTAL CONTAINERS		3,378,320

Diversified Financial Services - 0.1%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (b)	925,000	795,500
Tranche B 1LN, term loan 4.75% 9/11/21 (b)	232,650	221,018

TOTAL DIVERSIFIED FINANCIAL SERVICES		1,016,518

Energy - 0.2%
Crestwood Holdings Partners LLC Tranche B, term loan 9% 6/19/19 (b)	1,318,438	1,133,856
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	1,335,000	655,258

TOTAL ENERGY		1,789,114

Food & Drug Retail - 0.3%
Petco Holdings, Inc. Tranche B 1LN, term loan 5.75% 1/26/23 (b)	2,413,950	2,427,372
Gaming - 0.3%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	324,225	288,560
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (b)	2,172,500	2,136,176

TOTAL GAMING		2,424,736

Healthcare - 0.5%
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 3.89% 10/20/18 (b)	1,473,265	1,427,225
Tranche BD 2LN, term loan 4.5% 2/13/19 (b)	1,483,516	1,439,010
Vizient, Inc. Tranche B, term loan 6.25% 2/11/23 (b)	1,405,000	1,417,294

TOTAL HEALTHCARE		4,283,529

Homebuilders/Real Estate - 0.1%
MGM Growth Properties Operating Partner LP Tranche B, term loan 4% 4/25/23 (b)	385,000	387,006
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	176,850	170,660
Publishing/Printing - 0.3%
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (b)	2,011,068	1,957,433
Services - 1.3%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	2,526,838	2,497,349
Garda World Security Corp.:
term loan 4.0038% 11/8/20 (b)	2,819,661	2,784,416
Tranche DD, term loan 4.0038% 11/8/20 (b)	721,309	712,292
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (b)	2,650,026	2,455,700
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	2,406,460	2,213,943

TOTAL SERVICES		10,663,700

Super Retail - 0.3%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (b)	1,677,749	1,680,366
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	1,032,393	1,028,914

TOTAL SUPER RETAIL		2,709,280

Technology - 0.8%
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (b)	2,552,175	2,536,224
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	1,328,308	1,273,516
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (b)	1,164,667	1,178,259
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (b)	1,241,043	1,214,671

TOTAL TECHNOLOGY		6,202,670

Telecommunications - 0.4%
GTT Communications, Inc. Tranche B, term loan 6.25% 10/22/22 (b)	1,211,963	1,202,873
LTS Buyer LLC Tranche B 1LN, term loan 4% 4/11/20 (b)	2,158,355	2,150,800

TOTAL TELECOMMUNICATIONS		3,353,673

Utilities - 0.7%
Calpine Corp. Tranche B 6LN, term loan 4% 1/1/23 (b)	1,586,025	1,585,042
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	3,120,000	2,948,400
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (b)	865,000	821,750

TOTAL UTILITIES		5,355,192

TOTAL BANK LOAN OBLIGATIONS
(Cost $61,717,826)		61,061,866

Preferred Securities - 6.3%
Banks & Thrifts - 6.0%
BAC Capital Trust XIV 4% (b)(e)	630,000	460,040
Bank of America Corp.:
6.1% (b)(e)	2,485,000	2,505,089
6.25% (b)(e)	1,600,000	1,621,489
6.5% (b)(e)	635,000	669,240
Barclays Bank PLC 7.625% 11/21/22	4,405,000	4,950,936
Barclays PLC:
6.625% (b)(e)	4,160,000	3,841,599
8.25% (b)(e)	5,905,000	5,982,182
BNP Paribas SA 7.375% (a)(b)(e)	1,905,000	1,908,977
Citigroup, Inc.:
5.875% (b)(e)	785,000	763,717
5.95% (b)(e)	1,135,000	1,112,213
5.95% (b)(e)	1,235,000	1,230,136
6.125% (b)(e)	2,645,000	2,763,653
6.3% (b)(e)	2,680,000	2,704,326
Credit Agricole SA:
6.625% (a)(b)(e)	6,360,000	6,038,954
7.875% (a)(b)(e)	200,000	193,772
8.125% (a)(b)(e)	1,205,000	1,254,538
Goldman Sachs Group, Inc. 5.375% (b)(e)	1,650,000	1,635,226
JPMorgan Chase & Co.:
5.3% (b)(e)	1,650,000	1,693,725
6% (b)(e)	1,680,000	1,742,891
6.75% (b)(e)	975,000	1,094,964
Lloyds Banking Group PLC 7.5% (b)(e)	820,000	818,879
Royal Bank of Scotland Group PLC:
7.5% (b)(e)	1,135,000	1,065,790
8% (b)(e)	1,065,000	1,028,144
Societe Generale 8% (a)(b)(e)	1,270,000	1,266,411

TOTAL BANKS & THRIFTS		48,346,891

Diversified Financial Services - 0.3%
American Express Co. 4.9% (b)(e)	2,720,000	2,465,022
TOTAL PREFERRED SECURITIES
(Cost $51,132,298)		50,811,913
	Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund, 0.38% (f)
(Cost $30,832,633)	30,832,633	30,832,633
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $815,387,990)		799,348,776
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,989,941
NET ASSETS - 100%		$802,338,717

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $351,624,459 or 43.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Non-income producing

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$50,345

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$3,368,947	$3,368,947	$--	$--
Health Care	8,393	8,393	--	--
Telecommunication Services	23,749	--	--	23,749
Corporate Bonds	653,241,275	--	653,241,275	--
Bank Loan Obligations	61,061,866	--	61,061,866	--
Preferred Securities	50,811,913	--	50,811,913	--
Money Market Funds	30,832,633	30,832,633	--	--
Total Investments in Securities:	$799,348,776	$34,209,973	$765,115,054	$23,749

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	75.1%
Luxembourg	5.4%
Canada	3.4%
United Kingdom	3.1%
Bermuda	2.1%
France	2.1%
Austria	1.6%
Cayman Islands	1.6%
Ireland	1.6%
Barbados	1.3%
Others (Individually Less Than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $784,555,357)	$768,516,143
Fidelity Central Funds (cost $30,832,633)	30,832,633
Total Investments (cost $815,387,990)		$799,348,776
Cash		200,748
Receivable for investments sold		4,272,745
Receivable for fund shares sold		1,369,715
Interest receivable		12,102,945
Distributions receivable from Fidelity Central Funds		10,114
Prepaid expenses		607
Other receivables		219
Total assets		817,305,869
Liabilities
Payable for investments purchased
Regular delivery	$6,492,800
Delayed delivery	5,852,625
Payable for fund shares redeemed	1,568,864
Distributions payable	371,970
Accrued management fee	369,604
Distribution and service plan fees payable	136,624
Other affiliated payables	136,106
Other payables and accrued expenses	38,559
Total liabilities		14,967,152
Net Assets		$802,338,717
Net Assets consist of:
Paid in capital		$863,189,855
Undistributed net investment income		1,989,468
Accumulated undistributed net realized gain (loss) on investments		(46,801,392)
Net unrealized appreciation (depreciation) on investments		(16,039,214)
Net Assets		$802,338,717
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($216,755,356 ÷ 29,077,789 shares)		$7.45
Maximum offering price per share (100/96.00 of $7.45)		$7.76
Class T:
Net Asset Value and redemption price per share ($67,843,224 ÷ 9,120,232 shares)		$7.44
Maximum offering price per share (100/96.00 of $7.44)		$7.75
Class B:
Net Asset Value and offering price per share ($3,884,894 ÷ 522,892 shares)(a)		$7.43
Class C:
Net Asset Value and offering price per share ($92,868,396 ÷ 12,496,308 shares)(a)		$7.43
Class I:
Net Asset Value, offering price and redemption price per share ($420,986,847 ÷ 56,373,331 shares)		$7.47

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$1,575,624
Interest		24,307,121
Income from Fidelity Central Funds		50,345
Total income		25,933,090
Expenses
Management fee	$2,089,165
Transfer agent fees	720,901
Distribution and service plan fees	813,908
Accounting fees and expenses	140,639
Custodian fees and expenses	6,374
Independent trustees' compensation	1,613
Registration fees	58,717
Audit	37,896
Legal	2,819
Miscellaneous	2,271
Total expenses before reductions	3,874,303
Expense reductions	(1,977)	3,872,326
Net investment income (loss)		22,060,764
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(31,611,966)
Total net realized gain (loss)		(31,611,966)
Change in net unrealized appreciation (depreciation) on investment securities		15,806,258
Net gain (loss)		(15,805,708)
Net increase (decrease) in net assets resulting from operations		$6,255,056

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,060,764	$40,937,328
Net realized gain (loss)	(31,611,966)	(15,332,048)
Change in net unrealized appreciation (depreciation)	15,806,258	(36,538,640)
Net increase (decrease) in net assets resulting from operations	6,255,056	(10,933,360)
Distributions to shareholders from net investment income	(21,039,914)	(40,319,540)
Distributions to shareholders from net realized gain	–	(19,111,871)
Total distributions	(21,039,914)	(59,431,411)
Share transactions - net increase (decrease)	47,450,177	48,705,392
Redemption fees	79,670	50,007
Total increase (decrease) in net assets	32,744,989	(21,609,372)
Net Assets
Beginning of period	769,593,728	791,203,100
End of period (including undistributed net investment income of $1,989,468 and undistributed net investment income of $968,618, respectively)	$802,338,717	$769,593,728

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor High Income Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.61	$8.33	$8.77	$8.73	$8.38	$8.59
Income from Investment Operations
Net investment income (loss)A	.214	.430	.432	.473	.539	.581
Net realized and unrealized gain (loss)	(.171)	(.523)	(.058)	.117	.411	(.204)
Total from investment operations	.043	(.093)	.374	.590	.950	.377
Distributions from net investment income	(.204)	(.424)	(.429)	(.457)	(.551)	(.589)
Distributions from net realized gain	–	(.204)	(.386)	(.094)	(.050)	–
Total distributions	(.204)	(.628)	(.815)	(.551)	(.601)	(.589)
Redemption fees added to paid in capitalA	.001	.001	.001	.001	.001	.002
Net asset value, end of period	$7.45	$7.61	$8.33	$8.77	$8.73	$8.38
Total ReturnB,C,D	.69%	(1.13)%	4.51%	6.99%	11.84%	4.53%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.04%G	1.03%	1.03%	1.03%	1.03%	1.04%
Expenses net of fee waivers, if any	1.04%G	1.03%	1.03%	1.03%	1.03%	1.04%
Expenses net of all reductions	1.04%G	1.03%	1.03%	1.03%	1.03%	1.04%
Net investment income (loss)	5.95%G	5.45%	5.09%	5.40%	6.35%	6.82%
Supplemental Data
Net assets, end of period (000 omitted)	$216,755	$227,596	$243,987	$280,769	$331,436	$264,110
Portfolio turnover rateH	47%G	60%	79%	76%	48%	75%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor High Income Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.59	$8.31	$8.76	$8.72	$8.37	$8.57
Income from Investment Operations
Net investment income (loss)A	.213	.428	.429	.469	.536	.578
Net realized and unrealized gain (loss)	(.162)	(.524)	(.067)	.119	.411	(.193)
Total from investment operations	.051	(.096)	.362	.588	.947	.385
Distributions from net investment income	(.202)	(.421)	(.427)	(.455)	(.548)	(.587)
Distributions from net realized gain	–	(.204)	(.386)	(.094)	(.050)	–
Total distributions	(.202)	(.625)	(.813)	(.549)	(.598)	(.587)
Redemption fees added to paid in capitalA	.001	.001	.001	.001	.001	.002
Net asset value, end of period	$7.44	$7.59	$8.31	$8.76	$8.72	$8.37
Total ReturnB,C,D	.81%	(1.16)%	4.38%	6.97%	11.83%	4.63%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.07%G	1.05%	1.05%	1.05%	1.06%	1.07%
Expenses net of fee waivers, if any	1.07%G	1.05%	1.05%	1.05%	1.06%	1.07%
Expenses net of all reductions	1.07%G	1.05%	1.05%	1.05%	1.06%	1.07%
Net investment income (loss)	5.93%G	5.43%	5.07%	5.38%	6.32%	6.79%
Supplemental Data
Net assets, end of period (000 omitted)	$67,843	$79,379	$86,166	$90,901	$105,518	$92,746
Portfolio turnover rateH	47%G	60%	79%	76%	48%	75%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor High Income Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.59	$8.30	$8.75	$8.71	$8.36	$8.57
Income from Investment Operations
Net investment income (loss)A	.189	.377	.372	.408	.477	.521
Net realized and unrealized gain (loss)	(.172)	(.516)	(.068)	.119	.412	(.204)
Total from investment operations	.017	(.139)	.304	.527	.889	.317
Distributions from net investment income	(.178)	(.368)	(.369)	(.394)	(.490)	(.529)
Distributions from net realized gain	–	(.204)	(.386)	(.094)	(.050)	–
Total distributions	(.178)	(.572)	(.755)	(.488)	(.540)	(.529)
Redemption fees added to paid in capitalA	.001	.001	.001	.001	.001	.002
Net asset value, end of period	$7.43	$7.59	$8.30	$8.75	$8.71	$8.36
Total ReturnB,C,D	.34%	(1.70)%	3.67%	6.24%	11.08%	3.81%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.74%G	1.72%	1.73%	1.75%	1.76%	1.77%
Expenses net of fee waivers, if any	1.74%G	1.72%	1.73%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.74%G	1.72%	1.73%	1.75%	1.75%	1.75%
Net investment income (loss)	5.26%G	4.76%	4.38%	4.68%	5.64%	6.11%
Supplemental Data
Net assets, end of period (000 omitted)	$3,885	$6,108	$9,218	$13,176	$17,309	$19,647
Portfolio turnover rateH	47%G	60%	79%	76%	48%	75%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor High Income Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.59	$8.30	$8.75	$8.71	$8.36	$8.57
Income from Investment Operations
Net investment income (loss)A	.185	.370	.365	.405	.474	.516
Net realized and unrealized gain (loss)	(.171)	(.515)	(.066)	.119	.412	(.202)
Total from investment operations	.014	(.145)	.299	.524	.886	.314
Distributions from net investment income	(.175)	(.362)	(.364)	(.391)	(.487)	(.526)
Distributions from net realized gain	–	(.204)	(.386)	(.094)	(.050)	–
Total distributions	(.175)	(.566)	(.750)	(.485)	(.537)	(.526)
Redemption fees added to paid in capitalA	.001	.001	.001	.001	.001	.002
Net asset value, end of period	$7.43	$7.59	$8.30	$8.75	$8.71	$8.36
Total ReturnB,C,D	.30%	(1.78)%	3.60%	6.20%	11.03%	3.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.82%G	1.80%	1.80%	1.79%	1.79%	1.79%
Expenses net of fee waivers, if any	1.82%G	1.80%	1.80%	1.79%	1.79%	1.79%
Expenses net of all reductions	1.82%G	1.80%	1.80%	1.79%	1.79%	1.79%
Net investment income (loss)	5.18%G	4.68%	4.32%	4.64%	5.60%	6.08%
Supplemental Data
Net assets, end of period (000 omitted)	$92,868	$94,752	$114,455	$126,952	$149,591	$120,710
Portfolio turnover rateH	47%G	60%	79%	76%	48%	75%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor High Income Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$7.62	$8.34	$8.79	$8.75	$8.40	$8.60
Income from Investment Operations
Net investment income (loss)A	.221	.445	.447	.489	.556	.598
Net realized and unrealized gain (loss)	(.161)	(.523)	(.068)	.116	.409	(.195)
Total from investment operations	.060	(.078)	.379	.605	.965	.403
Distributions from net investment income	(.211)	(.439)	(.444)	(.472)	(.566)	(.605)
Distributions from net realized gain	–	(.204)	(.386)	(.094)	(.050)	–
Total distributions	(.211)	(.643)	(.830)	(.566)	(.616)	(.605)
Redemption fees added to paid in capitalA	.001	.001	.001	.001	.001	.002
Net asset value, end of period	$7.47	$7.62	$8.34	$8.79	$8.75	$8.40
Total ReturnB,C	.93%	(.94)%	4.57%	7.16%	12.02%	4.85%
Ratios to Average Net AssetsD,E
Expenses before reductions	.85%F	.87%	.87%	.87%	.88%	.88%
Expenses net of fee waivers, if any	.85%F	.85%	.85%	.85%	.85%	.85%
Expenses net of all reductions	.85%F	.85%	.85%	.85%	.85%	.85%
Net investment income (loss)	6.15%F	5.63%	5.27%	5.58%	6.54%	7.01%
Supplemental Data
Net assets, end of period (000 omitted)	$420,987	$361,760	$337,377	$358,238	$423,792	$311,790
Portfolio turnover rateG	47%F	60%	79%	76%	48%	75%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Advisor High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$20,804,970
Gross unrealized depreciation	(35,544,236)
Net unrealized appreciation (depreciation) on securities	$(14,739,266)
Tax cost	$814,088,042

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(8,976,781)
Long-term	(6,179,983)
Total no expiration	$(15,156,764)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $206,192,960 and $168,154,264, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$265,136	$4,790
Class T	-%	.25%	88,479	–
Class B	.65%	.25%	21,497	15,526
Class C	.75%	.25%	438,796	35,702
			$813,908	$56,018

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$11,177
Class T	2,885
Class B(a)	1,491
Class C(a)	4,447
$20,000

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$171,074.16
Class T	67,388.19
Class B	4,918.21
Class C	79,602.18
Class I	397,919.22
	$720,901

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $656 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $468.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,509.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$5,994,451	$12,376,871
Class T	1,995,148	4,323,463
Class B	119,130	351,994
Class C	2,141,084	4,709,295
Class I	10,790,101	18,557,917
Total	$21,039,914	$40,319,540
From net realized gain
Class A	$–	$5,903,417
Class T	–	2,099,390
Class B	–	214,551
Class C	–	2,781,779
Class I	–	8,112,734
Total	$–	$19,111,871

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	4,220,540	7,395,806	$30,343,101	$58,490,758
Reinvestment of distributions	733,144	2,100,062	5,295,859	16,584,491
Shares redeemed	(5,782,073)	(8,886,709)	(41,283,675)	(69,878,626)
Net increase (decrease)	(828,389)	609,159	$(5,644,715)	$5,196,623
Class T
Shares sold	1,110,630	2,223,776	$7,913,925	$17,651,040
Reinvestment of distributions	228,389	697,558	1,647,026	5,497,671
Shares redeemed	(2,670,582)	(2,835,342)	(18,846,259)	(22,258,077)
Net increase (decrease)	(1,331,563)	85,992	$(9,285,308)	$890,634
Class B
Shares sold	43,432	83,526	$304,426	$662,447
Reinvestment of distributions	14,493	63,434	104,360	500,029
Shares redeemed	(340,235)	(452,168)	(2,431,340)	(3,571,342)
Net increase (decrease)	(282,310)	(305,208)	$(2,022,554)	$(2,408,866)
Class C
Shares sold	1,489,483	1,829,247	$10,717,351	$14,452,719
Reinvestment of distributions	255,955	825,771	1,844,091	6,508,315
Shares redeemed	(1,737,532)	(3,949,888)	(12,456,845)	(31,040,010)
Net increase (decrease)	7,906	(1,294,870)	$104,597	$(10,078,976)
Class I
Shares sold	13,837,111	16,049,250	$99,624,972	$126,004,572
Reinvestment of distributions	1,330,271	2,759,777	9,630,528	21,814,798
Shares redeemed	(6,243,529)	(11,797,192)	(44,957,343)	(92,713,393)
Net increase (decrease)	8,923,853	7,011,835	$64,298,157	$55,105,977

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.04%
Actual		$1,000.00	$1,006.90	$5.19
Hypothetical-C		$1,000.00	$1,019.69	$5.22
Class T	1.07%
Actual		$1,000.00	$1,008.10	$5.34
Hypothetical-C		$1,000.00	$1,019.54	$5.37
Class B	1.74%
Actual		$1,000.00	$1,003.40	$8.67
Hypothetical-C		$1,000.00	$1,016.21	$8.72
Class C	1.82%
Actual		$1,000.00	$1,003.00	$9.06
Hypothetical-C		$1,000.00	$1,015.81	$9.12
Class I	.85%
Actual		$1,000.00	$1,009.30	$4.25
Hypothetical-C		$1,000.00	$1,020.64	$4.27

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AHII-SANN-0616
1.741815.116

Fidelity Advisor® High Income Advantage Fund Class I Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of April 30, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ally Financial, Inc.	3.1	0.7
SLM Corp.	2.0	2.0
HCA Holdings, Inc.	1.9	2.0
Valeant Pharmaceuticals International, Inc.	1.8	1.4
APX Group, Inc.	1.8	1.3
	10.6

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.8	11.2
Healthcare	9.6	8.5
Energy	9.6	9.6
Banks & Thrifts	8.5	7.7
Technology	7.1	6.9

Quality Diversification (% of fund's net assets)

As of April 30, 2016
AAA,AA,A	0.1%
BBB	1.6%
BB	24.0%
B	29.8%
CCC,CC,C	19.4%
Not Rated	3.0%
Equities	17.6%
Short-Term Investments and Net Other Assets	4.5%

As of October 31, 2015
AAA,AA,A	0.1%
BBB	1.4%
BB	24.9%
B	31.0%
CCC,CC,C	16.4%
Not Rated	3.1%
Equities	17.4%
Short-Term Investments and Net Other Assets	5.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of April 30, 2016*
Nonconvertible Bonds	69.3%
Convertible Bonds, Preferred Stocks	0.9%
Common Stocks	16.7%
Bank Loan Obligations	5.0%
Other Investments	3.6%
Short-Term Investments and Net Other Assets (Liabilities)	4.5%

 * Foreign investments - 19.9%

As of October 31, 2015*
Nonconvertible Bonds	68.6%
Convertible Bonds, Preferred Stocks	0.9%
Common Stocks	16.5%
Bank Loan Obligations	4.5%
Other Investments	3.8%
Short-Term Investments and Net Other Assets (Liabilities)	5.7%

 * Foreign investments - 18.5%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 69.3%
		Principal Amount (000s)	Value (000s)
Aerospace - 0.1%
TransDigm, Inc. 6% 7/15/22 (a)		$2,030	$2,055
Air Transportation - 0.2%
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		626	649
6.125% 4/29/18		670	704
9.25% 5/10/17		727	767
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		1,138	1,192

TOTAL AIR TRANSPORTATION			3,312

Automotive & Auto Parts - 0.5%
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		3,525	3,164
LKQ Corp. 4.75% 5/15/23		430	432
Schaeffler Holding Finance BV 6.25% 11/15/19 pay-in-kind (b)(c)		2,140	2,231
ZF North America Capital, Inc. 4.5% 4/29/22 (b)		3,280	3,358

TOTAL AUTOMOTIVE & AUTO PARTS			9,185

Banks & Thrifts - 3.8%
Ally Financial, Inc.:
3.5% 1/27/19		3,485	3,459
5.75% 11/20/25		2,310	2,339
8% 12/31/18		25,604	27,995
8% 11/1/31		20,882	25,006
General Motors Acceptance Corp. 8% 11/1/31		3,105	3,742
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		6,775	6,628
6% 12/19/23		3,605	3,688
Washington Mutual Bank 5.5% 1/15/13 (d)		10,000	25

TOTAL BANKS & THRIFTS			72,882

Broadcasting - 0.4%
Clear Channel Communications, Inc. 5.5% 12/15/16		7,188	6,972
Building Materials - 0.7%
GCP Applied Technologies, Inc. 9.5% 2/1/23 (b)		1,995	2,185
HD Supply, Inc.:
5.25% 12/15/21 (b)		3,430	3,602
5.75% 4/15/24 (b)		3,410	3,576
HMAN Finance Sub Corp. 6.375% 7/15/22 (b)		900	803
Nortek, Inc. 8.5% 4/15/21		1,520	1,581
USG Corp.:
5.875% 11/1/21 (b)		430	453
6.3% 11/15/16		275	283
9.75% 1/15/18 (c)		1,585	1,779

TOTAL BUILDING MATERIALS			14,262

Cable/Satellite TV - 5.3%
Altice SA:
7.625% 2/15/25 (b)		12,590	12,165
7.75% 5/15/22 (b)		14,575	14,539
Altice U.S. Finance SA:
7.75% 7/15/25 (b)		2,585	2,585
7.75% 7/15/25 (b)		2,320	2,355
Cable One, Inc. 5.75% 6/15/22 (b)		1,390	1,428
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		2,550	2,614
5.25% 3/15/21		2,245	2,329
5.5% 5/1/26 (b)		2,940	2,999
5.75% 1/15/24		5,335	5,595
5.875% 5/1/27 (b)		5,245	5,376
CCOH Safari LLC 5.75% 2/15/26 (b)		1,770	1,828
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (b)		535	548
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		5,495	5,179
DISH DBS Corp.:
5% 3/15/23		4,695	4,296
5.875% 7/15/22		4,240	4,123
Lynx II Corp. 6.375% 4/15/23 (b)		710	731
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		4,621	4,679
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)		2,145	2,223
Virgin Media Secured Finance PLC 5.25% 1/15/26 (b)		12,170	12,205
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (b)(c)		10,450	10,283
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (b)		1,645	1,674
Ziggo Bond Finance BV 5.875% 1/15/25 (b)		1,705	1,688

TOTAL CABLE/SATELLITE TV			101,442

Capital Goods - 0.1%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (b)		1,665	1,074
Chemicals - 0.9%
Blue Cube Spinco, Inc. 10% 10/15/25 (b)		1,310	1,510
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		4,005	3,324
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (b)		285	285
LSB Industries, Inc. 7.75% 8/1/19		705	677
Momentive Performance Materials, Inc. 3.88% 10/24/21		2,175	1,664
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)		1,575	0
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)		4,260	3,749
10.375% 5/1/21 (b)		650	650
PolyOne Corp. 5.25% 3/15/23		2,215	2,221
The Chemours Company LLC 7% 5/15/25 (b)		780	677
Tronox Finance LLC 6.375% 8/15/20		2,695	2,292

TOTAL CHEMICALS			17,049

Consumer Products - 0.3%
Prestige Brands, Inc. 6.375% 3/1/24 (b)		1,195	1,255
Revlon Consumer Products Corp. 5.75% 2/15/21		3,345	3,399
Spectrum Brands Holdings, Inc. 6.375% 11/15/20		565	596

TOTAL CONSUMER PRODUCTS			5,250

Containers - 1.8%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)		1,624	1,621
Ardagh Packaging Finance PLC 9.125% 10/15/20 (b)		3,369	3,546
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (b)		1,165	1,191
6.75% 1/31/21 (b)		1,350	1,353
7% 11/15/20 (b)		697	659
7.25% 5/15/24 (b)(e)		3,785	3,785
9.125% 10/15/20 (b)		1,045	1,099
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (b)		1,255	1,252
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		3,910	3,270
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,460	2,552
6.875% 2/15/21		7,339	7,623
8.25% 2/15/21 (c)		6,144	6,359

TOTAL CONTAINERS			34,310

Diversified Financial Services - 5.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 5% 10/1/21		2,715	2,864
Aircastle Ltd. 4.625% 12/15/18		1,625	1,682
CIT Group, Inc.:
5% 8/15/22		3,195	3,347
5% 8/1/23		2,195	2,283
5.375% 5/15/20		4,400	4,615
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		3,930	3,901
6% 8/1/20		2,235	2,230
International Lease Finance Corp.:
5.75% 5/15/16		6,040	6,044
5.875% 8/15/22		10,375	11,361
8.625% 1/15/22		11,580	14,012
MSCI, Inc. 5.75% 8/15/25 (b)		1,345	1,431
Navient Corp.:
5% 10/26/20		1,550	1,480
5.875% 10/25/24		3,375	2,962
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)(e)		8,595	8,917
SLM Corp.:
4.875% 6/17/19		10,000	9,580
5.5% 1/25/23		7,210	6,480
6.125% 3/25/24		8,685	7,777
7.25% 1/25/22		220	217
8% 3/25/20		9,700	10,185
8.45% 6/15/18		4,905	5,248

TOTAL DIVERSIFIED FINANCIAL SERVICES			106,616

Diversified Media - 0.8%
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.625% 3/15/20		900	788
7.625% 3/15/20		2,635	2,442
Liberty Media Corp.:
8.25% 2/1/30		469	487
8.5% 7/15/29		529	551
MDC Partners, Inc. 6.5% 5/1/24 (b)		2,595	2,687
National CineMedia LLC:
6% 4/15/22		4,035	4,227
7.875% 7/15/21		2,050	2,137
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		1,220	1,244

TOTAL DIVERSIFIED MEDIA			14,563

Energy - 8.8%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		2,720	2,496
4.875% 3/15/24		1,300	1,184
American Energy-Permian Basin LLC/AEPB Finance Corp.:
7.1186% 8/1/19 (b)(c)		2,380	1,071
7.125% 11/1/20 (b)		1,840	828
7.375% 11/1/21 (b)		2,485	1,118
Antero Resources Corp.:
5.125% 12/1/22		3,765	3,614
5.625% 6/1/23 (Reg. S)		2,580	2,503
Antero Resources Finance Corp.:
5.375% 11/1/21		4,500	4,354
6% 12/1/20		850	852
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		1,415	1,358
Chesapeake Energy Corp. 8% 12/15/22 (b)		6,477	4,404
Citgo Holding, Inc. 10.75% 2/15/20 (b)		3,525	3,459
Concho Resources, Inc.:
5.5% 10/1/22		1,265	1,276
5.5% 4/1/23		825	831
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22		1,520	1,387
6.25% 4/1/23 (b)		1,775	1,620
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		3,105	2,748
Denbury Resources, Inc. 4.625% 7/15/23		4,395	2,582
Diamondback Energy, Inc. 7.625% 10/1/21		1,545	1,647
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23		2,570	1,478
7.75% 9/1/22		3,685	2,137
9.375% 5/1/20		12,895	8,406
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		2,280	1,790
Forbes Energy Services Ltd. 9% 6/15/19		3,470	1,596
Forum Energy Technologies, Inc. 6.25% 10/1/21		2,250	2,048
Gibson Energy, Inc. 6.75% 7/15/21 (b)		280	269
Gulfmark Offshore, Inc. 6.375% 3/15/22		2,275	1,035
Halcon Resources Corp. 8.625% 2/1/20 (b)		875	726
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		2,085	1,939
5.75% 10/1/25 (b)		10,085	9,505
7.625% 4/15/21 (b)		1,820	1,856
Hornbeck Offshore Services, Inc.:
5% 3/1/21		35	22
5.875% 4/1/20		3,306	2,141
Laredo Petroleum, Inc.:
5.625% 1/15/22		2,995	2,755
6.25% 3/15/23		2,540	2,369
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19		2,545	280
6.5% 9/15/21		910	80
7.75% 2/1/21		25	2
MPLX LP 4.875% 12/1/24 (b)		5,000	4,873
Oasis Petroleum, Inc. 6.875% 3/15/22		905	808
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)		3,755	1,392
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23 (b)		3,520	3,432
Rice Energy, Inc.:
6.25% 5/1/22		5,725	5,668
7.25% 5/1/23		1,545	1,560
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22		1,125	923
Sabine Pass Liquefaction LLC:
5.625% 4/15/23		2,250	2,205
5.625% 3/1/25		14,320	13,962
5.75% 5/15/24		3,215	3,111
SemGroup Corp. 7.5% 6/15/21		4,100	3,608
SM Energy Co.:
5% 1/15/24		1,020	849
5.625% 6/1/25		2,345	1,970
6.125% 11/15/22		2,295	2,077
6.5% 11/15/21		355	330
6.5% 1/1/23		95	87
Summit Midstream Holdings LLC:
5.5% 8/15/22		1,520	1,231
7.5% 7/1/21		810	729
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21 (b)		3,000	3,038
6.375% 4/1/23 (b)		1,490	1,512
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22		908	917
Teine Energy Ltd. 6.875% 9/30/22 (b)		8,386	8,072
TerraForm Power Operating LLC:
5.875% 2/1/23 (b)		5,605	4,890
6.125% 6/15/25 (b)		670	576
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19		1,120	1,142
5.875% 10/1/20		270	276
6.125% 10/15/21		245	251
6.25% 10/15/22		3,100	3,178
Transocean, Inc.:
6% 3/15/18		3,175	3,016
6.875% 12/15/21		6,565	5,350
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		890	852
Western Refining, Inc. 6.25% 4/1/21		905	837
Whiting Petroleum Corp. 5.75% 3/15/21		980	816
WPX Energy, Inc.:
7.5% 8/1/20		1,760	1,676
8.25% 8/1/23		2,640	2,482

TOTAL ENERGY			167,462

Entertainment/Film - 0.3%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		470	485
5.625% 2/15/24		580	603
Lions Gate Entertainment Corp. 5.25% 8/1/18		3,660	3,752
Livent, Inc. yankee 9.375% 10/15/04 (d)		11,100	0
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)		1,425	1,446

TOTAL ENTERTAINMENT/FILM			6,286

Environmental - 0.7%
Clean Harbors, Inc. 5.125% 6/1/21		1,180	1,189
Covanta Holding Corp.:
5.875% 3/1/24		4,680	4,645
6.375% 10/1/22		4,000	4,120
7.25% 12/1/20		1,094	1,135
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		1,455	1,397

TOTAL ENVIRONMENTAL			12,486

Food & Drug Retail - 1.0%
Rite Aid Corp.:
6.875% 12/15/28 (b)(c)		5,785	6,725
7.7% 2/15/27		6,240	7,582
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		4,395	3,934

TOTAL FOOD & DRUG RETAIL			18,241

Food/Beverage/Tobacco - 1.9%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)		3,080	2,957
Darling International, Inc. 5.375% 1/15/22		1,280	1,334
ESAL GmbH 6.25% 2/5/23 (b)		2,635	2,430
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)		2,275	2,363
JBS Investments GmbH 7.75% 10/28/20 (b)		4,855	4,989
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		1,660	1,527
5.875% 7/15/24 (b)		2,435	2,265
Minerva Luxembourg SA 7.75% 1/31/23 (b)		10,185	10,351
Post Holdings, Inc.:
6.75% 12/1/21 (b)		4,200	4,402
7.75% 3/15/24 (b)		1,720	1,871
8% 7/15/25 (b)		860	954
TreeHouse Foods, Inc. 6% 2/15/24 (b)		1,185	1,261

TOTAL FOOD/BEVERAGE/TOBACCO			36,704

Gaming - 1.8%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		7,900	6,873
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)		5,795	6,012
MGM Mirage, Inc.:
6% 3/15/23		2,810	2,919
8.625% 2/1/19		5,000	5,688
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21		7,110	6,683
Scientific Games Corp. 10% 12/1/22		5,980	4,942
Wynn Macau Ltd. 5.25% 10/15/21 (b)		750	718

TOTAL GAMING			33,835

Healthcare - 6.1%
Acadia Healthcare Co., Inc. 5.625% 2/15/23		1,035	1,058
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		1,810	1,624
Centene Corp.:
5.625% 2/15/21 (b)		2,190	2,305
6.125% 2/15/24 (b)		1,425	1,503
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		355	358
DaVita HealthCare Partners, Inc. 5% 5/1/25		3,590	3,590
Endo Finance LLC 5.375% 1/15/23 (b)		535	512
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)		5,375	5,274
6% 2/1/25 (b)		2,552	2,437
HCA Holdings, Inc.:
4.75% 5/1/23		3,245	3,326
5.375% 2/1/25		4,375	4,473
5.875% 3/15/22		8,635	9,434
5.875% 2/15/26		2,290	2,376
7.5% 2/15/22		5,095	5,770
HealthSouth Corp.:
5.125% 3/15/23		1,235	1,238
5.75% 11/1/24		1,570	1,621
5.75% 9/15/25		400	414
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (b)		200	182
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (b)(c)		1,674	1,657
Molina Healthcare, Inc. 5.375% 11/15/22 (b)		1,825	1,884
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (b)		1,825	1,898
Service Corp. International 5.375% 1/15/22		815	854
Team Health, Inc. 7.25% 12/15/23 (b)		3,185	3,382
Tenet Healthcare Corp.:
4.375% 10/1/21		3,350	3,358
5% 3/1/19		2,540	2,515
6.75% 2/1/20		1,800	1,809
6.75% 6/15/23		3,665	3,619
8.125% 4/1/22		7,570	7,854
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		9,510	8,422
5.5% 3/1/23 (b)		2,660	2,261
5.625% 12/1/21 (b)		1,395	1,182
5.875% 5/15/23 (b)		12,575	10,532
6.125% 4/15/25 (b)		4,980	4,160
7.25% 7/15/22 (b)		315	278
7.5% 7/15/21 (b)		8,420	7,704
Vizient, Inc. 10.375% 3/1/24 (b)		2,275	2,457
VPI Escrow Corp. 6.375% 10/15/20 (b)		2,380	2,157

TOTAL HEALTHCARE			115,478

Homebuilders/Real Estate - 0.7%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23		1,260	1,058
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		1,290	1,195
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (b)		115	104
6.5% 12/15/20 (b)		1,840	1,803
CBRE Group, Inc. 5% 3/15/23		2,440	2,517
Kennedy-Wilson, Inc. 5.875% 4/1/24		120	117
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		680	685
6.125% 4/1/25 (b)		680	685
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		2,150	2,145
William Lyon Homes, Inc. 7% 8/15/22		1,860	1,814
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (b)		2,215	2,038

TOTAL HOMEBUILDERS/REAL ESTATE			14,161

Hotels - 0.1%
Choice Hotels International, Inc. 5.75% 7/1/22		615	661
FelCor Lodging LP 6% 6/1/25		960	991
Playa Resorts Holding BV 8% 8/15/20 (b)		825	829

TOTAL HOTELS			2,481

Insurance - 0.5%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		5,335	5,308
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		2,765	2,710
Hub Holdings LLC / Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (b)(c)		1,220	1,135
HUB International Ltd. 9.25% 2/15/21 (b)		1,045	1,089

TOTAL INSURANCE			10,242

Leisure - 0.0%
24 Hour Holdings III LLC 8% 6/1/22 (b)		895	718
Metals/Mining - 0.5%
Alpha Natural Resources, Inc. 9.75% 4/15/18 (d)		1,770	13
Bluescope Steel Ltd./Bluescope Steel Finance:
6.5% 5/15/21 (b)		650	663
7.125% 5/1/18 (b)		415	426
CONSOL Energy, Inc. 8% 4/1/23		7,000	5,968
Peabody Energy Corp.:
6.25% 11/15/21 (d)		3,100	326
10% 3/15/22 (b)(d)		2,120	223
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)		655	571
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (b)		1,040	1,014
Walter Energy, Inc. 9.5% 10/15/19 (b)(d)		2,360	0

TOTAL METALS/MINING			9,204

Publishing/Printing - 1.9%
Cenveo Corp. 6% 8/1/19 (b)		1,290	1,000
Clear Channel International BV 8.75% 12/15/20 (b)		2,865	2,972
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance:
7.875% 5/15/24 (b)		3,000	3,075
9.75% 4/1/21 (c)		14,305	15,405
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		12,754	12,818

TOTAL PUBLISHING/PRINTING			35,270

Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.625% 1/15/22(b)		1,820	1,866
Landry's Acquisition Co. 9.375% 5/1/20 (b)		4,040	4,247
Landry's Holdings II, Inc. 10.25% 1/1/18 (b)		4,205	4,237

TOTAL RESTAURANTS			10,350

Services - 4.2%
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)		6,170	5,738
APX Group, Inc.:
6.375% 12/1/19		10,660	10,660
8.75% 12/1/20		24,673	23,131
Ashtead Capital, Inc. 5.625% 10/1/24 (b)		3,195	3,323
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)		815	715
CBRE Group, Inc. 5.25% 3/15/25		2,555	2,659
Everi Payments, Inc. 10% 1/15/22		870	740
FTI Consulting, Inc. 6% 11/15/22		2,450	2,579
Garda World Security Corp.:
7.25% 11/15/21 (b)		920	743
7.25% 11/15/21 (b)		6,680	5,394
Hertz Corp.:
5.875% 10/15/20		990	1,005
6.25% 10/15/22		1,315	1,324
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)		2,095	1,409
Laureate Education, Inc. 10% 9/1/19 (b)(c)		16,420	14,860
NES Rentals Holdings, Inc. 7.875% 5/1/18 (b)		600	573
The GEO Group, Inc. 6% 4/15/26		805	825
TMS International Corp. 7.625% 10/15/21 (b)		420	294
United Rentals North America, Inc. 5.5% 7/15/25		1,500	1,492
Western Digital Corp. 10.5% 4/1/24 (b)		3,040	2,956

TOTAL SERVICES			80,420

Steel - 0.7%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (b)		2,180	2,049
JMC Steel Group, Inc. 8.25% 3/15/18 (b)		11,106	10,662

TOTAL STEEL			12,711

Super Retail - 0.6%
JC Penney Corp., Inc.:
5.65% 6/1/20		2,375	2,244
5.75% 2/15/18		703	714
7.4% 4/1/37		775	616
8.125% 10/1/19		3,785	3,899
L Brands, Inc. 6.875% 11/1/35		2,450	2,695
Sonic Automotive, Inc.:
5% 5/15/23		315	313
7% 7/15/22		1,390	1,466

TOTAL SUPER RETAIL			11,947

Technology - 3.2%
Activision Blizzard, Inc. 6.125% 9/15/23 (b)		950	1,034
ADT Corp. 6.25% 10/15/21		1,895	1,960
Blue Coat Systems, Inc. 8.375% 6/1/23 (b)		11,085	11,667
BMC Software Finance, Inc. 8.125% 7/15/21 (b)		6,155	4,555
BMC Software, Inc. 7.25% 6/1/18		2,175	1,936
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (b)(c)		3,615	2,657
CDW LLC/CDW Finance Corp. 6% 8/15/22		1,190	1,274
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		775	769
Entegris, Inc. 6% 4/1/22 (b)		635	654
Lucent Technologies, Inc.:
6.45% 3/15/29		6,539	6,997
6.5% 1/15/28		5,415	5,659
Micron Technology, Inc.:
5.25% 1/15/24 (b)		3,480	2,793
5.5% 2/1/25		2,310	1,871
5.875% 2/15/22		1,520	1,341
7.5% 9/15/23 (b)		1,935	2,003
Rackspace Hosting, Inc. 6.5% 1/15/24 (b)		2,200	2,175
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		3,365	3,525
VeriSign, Inc. 4.625% 5/1/23		910	935
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		5,300	5,313
13.375% 10/15/19		1,325	1,325

TOTAL TECHNOLOGY			60,443

Telecommunications - 10.1%
Altice Financing SA:
6.5% 1/15/22 (b)		895	904
6.625% 2/15/23 (b)		3,965	3,921
7.5% 5/15/26 (b)(e)		4,005	4,024
Altice Finco SA 8.125% 1/15/24 (b)		540	527
Broadview Networks Holdings, Inc. 10.5% 11/15/17		2,915	2,565
Citizens Communications Co. 7.875% 1/15/27		4,949	4,058
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (b)		5,300	5,658
Columbus International, Inc. 7.375% 3/30/21 (b)		6,245	6,633
Digicel Group Ltd.:
6% 4/15/21 (b)		4,580	4,191
7.125% 4/1/22 (b)		3,650	2,970
8.25% 9/30/20 (b)		8,640	7,884
DigitalGlobe, Inc. 5.25% 2/1/21 (b)		3,815	3,448
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		2,375	2,244
Frontier Communications Corp.:
8.875% 9/15/20 (b)		1,165	1,233
10.5% 9/15/22 (b)		1,915	1,970
GCI, Inc. 6.875% 4/15/25		2,080	2,101
Intelsat Jackson Holdings SA:
5.5% 8/1/23		3,840	2,426
7.5% 4/1/21		5,730	4,083
8% 2/15/24 (b)		15,655	16,203
Intelsat Luxembourg SA:
7.75% 6/1/21		6,204	2,047
8.125% 6/1/23		3,585	1,174
Level 3 Financing, Inc. 6.125% 1/15/21		2,395	2,509
Neptune Finco Corp.:
6.625% 10/15/25 (b)		1,990	2,139
10.125% 1/15/23 (b)		9,815	10,772
10.875% 10/15/25 (b)		6,045	6,725
Numericable Group SA:
6% 5/15/22 (b)		10,358	10,371
6.25% 5/15/24 (b)		1,150	1,113
7.375% 5/1/26 (b)		6,930	7,069
Sable International Finance Ltd. 6.875% 8/1/22 (b)		3,985	4,090
Sprint Capital Corp.:
6.875% 11/15/28		1,785	1,325
6.9% 5/1/19		4,761	4,356
8.75% 3/15/32		2,465	1,960
Sprint Communications, Inc.:
6% 12/1/16		3,939	3,959
6% 11/15/22		13,364	9,829
9% 11/15/18 (b)		5,500	5,816
Sprint Corp.:
7.125% 6/15/24		7,080	5,310
7.875% 9/15/23		4,755	3,709
T-Mobile U.S.A., Inc.:
6% 4/15/24		3,290	3,442
6.25% 4/1/21		1,335	1,392
6.464% 4/28/19		705	719
6.5% 1/15/24		2,500	2,663
6.5% 1/15/26		3,290	3,487
6.542% 4/28/20		2,465	2,542
6.625% 4/1/23		4,925	5,264
6.633% 4/28/21		2,225	2,345
6.731% 4/28/22		1,645	1,731
6.836% 4/28/23		480	512
Wind Acquisition Finance SA 4.75% 7/15/20 (b)		2,965	2,830
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23		3,795	3,899

TOTAL TELECOMMUNICATIONS			192,142

Transportation Ex Air/Rail - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		1,425	1,172
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)		5,250	2,113
8.125% 2/15/19		1,404	477
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		1,215	732
Teekay Corp.:
8.5% 1/15/20		195	149
8.5% 1/15/20 (b)		2,210	1,685
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		731	791
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (d)		1,240	242

TOTAL TRANSPORTATION EX AIR/RAIL			7,361

Utilities - 4.8%
Calpine Corp.:
5.375% 1/15/23		2,615	2,638
5.75% 1/15/25		1,120	1,131
7.875% 1/15/23 (b)		3,021	3,225
Dynegy, Inc.:
5.875% 6/1/23		705	638
6.75% 11/1/19		1,855	1,871
7.375% 11/1/22		9,670	9,552
7.625% 11/1/24		8,435	8,245
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)		9,261	9,770
12.25% 3/1/22 (b)(d)		19,657	21,033
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		535	439
7% 6/15/23		2,200	1,849
InterGen NV 7% 6/30/23 (b)		12,534	8,648
NRG Energy, Inc. 6.625% 3/15/23		7,020	6,897
PPL Energy Supply LLC 6.5% 6/1/25		1,700	1,509
RJS Power Holdings LLC 4.625% 7/15/19 (b)		3,830	3,562
TXU Corp.:
5.55% 11/15/14 (d)		7,757	5,042
6.5% 11/15/24 (d)		4,961	3,225
6.55% 11/15/34 (d)		4,295	2,792

TOTAL UTILITIES			92,066

TOTAL NONCONVERTIBLE BONDS
(Cost $1,389,661)			1,318,980
		Shares	Value (000s)

Common Stocks - 16.7%
Air Transportation - 0.2%
Delta Air Lines, Inc.		100,000	4,167
Automotive & Auto Parts - 0.9%
Chassix Holdings, Inc.		29,835	940
General Motors Co.		171,513	5,454
General Motors Co.:
warrants 7/10/16 (f)		11,706	254
warrants 7/10/19 (f)		11,706	162
Motors Liquidation Co. GUC Trust (f)		39,254	465
Tenneco, Inc. (f)		100,000	5,330
Trinseo SA (f)		107,633	4,606

TOTAL AUTOMOTIVE & AUTO PARTS			17,211

Banks & Thrifts - 1.1%
Bank of America Corp.		389,800	5,675
CIT Group, Inc.		112,700	3,896
Citigroup, Inc.		116,564	5,395
JPMorgan Chase & Co.		100,000	6,320
Washington Mutual, Inc. (f)		505,500	0
WMI Holdings Corp. (f)		17,605	39

TOTAL BANKS & THRIFTS			21,325

Broadcasting - 0.8%
AMC Networks, Inc. Class A (f)		76,200	4,971
Cumulus Media, Inc. Class A (f)(g)		550,600	205
Gray Television, Inc. (f)		494,070	6,349
Sinclair Broadcast Group, Inc. Class A		100,000	3,207

TOTAL BROADCASTING			14,732

Cable/Satellite TV - 0.3%
Time Warner Cable, Inc.		26,300	5,578
Capital Goods - 0.5%
AECOM (f)		300,000	9,747
Chemicals - 0.6%
Axiall Corp.		100,000	2,355
LyondellBasell Industries NV Class A		95,795	7,919

TOTAL CHEMICALS			10,274

Consumer Products - 0.4%
Prestige Brands Holdings, Inc. (f)		75,000	4,259
Whirlpool Corp.		15,000	2,612

TOTAL CONSUMER PRODUCTS			6,871

Containers - 0.4%
Graphic Packaging Holding Co.		617,874	8,205
Diversified Financial Services - 1.1%
AerCap Holdings NV (f)		150,000	6,002
Navient Corp.		534,100	7,301
The Blackstone Group LP		250,000	6,860

TOTAL DIVERSIFIED FINANCIAL SERVICES			20,163

Diversified Media - 0.2%
MDC Partners, Inc. Class A		205,126	4,152
Energy - 0.4%
Dril-Quip, Inc. (f)		92,600	6,002
Ovation Acquisition I LLC (h)		583,372	6
Southwestern Energy Co. (f)(g)		4,043	54
The Williams Companies, Inc.		48,200	935

TOTAL ENERGY			6,997

Food/Beverage/Tobacco - 0.6%
Darling International, Inc. (f)		450,000	6,521
Monster Beverage Corp.		35,000	5,048

TOTAL FOOD/BEVERAGE/TOBACCO			11,569

Gaming - 0.3%
Red Rock Resorts, Inc.		357,285	5,994
Healthcare - 2.4%
Allergan PLC (f)		23,300	5,046
Boston Scientific Corp. (f)		319,900	7,012
Community Health Systems, Inc. (f)		116,800	2,229
Endo International PLC (f)		141,100	3,810
HCA Holdings, Inc. (f)		143,200	11,545
Jazz Pharmaceuticals PLC (f)		42,500	6,405
Legend Acquisition, Inc. (f)		18,796	254
Legend Acquisition, Inc.:
Class A warrants (f)		28,063	0
Class B warrants (f)		37,006	0
Universal Health Services, Inc. Class B		75,840	10,138

TOTAL HEALTHCARE			46,439

Homebuilders/Real Estate - 0.5%
Lennar Corp. Class A		200,000	9,062
Hotels - 0.3%
Extended Stay America, Inc. unit		194,400	3,042
Hyatt Hotels Corp. Class A (f)(g)		70,000	3,352

TOTAL HOTELS			6,394

Metals/Mining - 0.1%
AngloGold Ashanti Ltd. sponsored ADR (f)		87,174	1,434
Warrior Met Coal LLC Class A(h)		1,222	317

TOTAL METALS/MINING			1,751

Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (f)(h)		4,323	38
Services - 1.6%
ARAMARK Holdings Corp.		196,000	6,568
Avis Budget Group, Inc. (f)		161,600	4,056
HD Supply Holdings, Inc. (f)		150,000	5,142
KAR Auction Services, Inc.		247,600	9,310
United Rentals, Inc. (f)		80,000	5,354
WP Rocket Holdings, Inc. (f)(h)		8,700,771	522

TOTAL SERVICES			30,952

Super Retail - 0.0%
Arena Brands Holding Corp. Class B (f)(h)		42,253	161
Technology - 3.1%
Alphabet, Inc. Class A		15,000	10,618
CDW Corp.		300,000	11,550
Cypress Semiconductor Corp.		27,565	249
Facebook, Inc. Class A (f)		34,294	4,032
NXP Semiconductors NV (f)		113,322	9,664
Qorvo, Inc. (f)		248,600	11,194
Skyworks Solutions, Inc.		175,000	11,694

TOTAL TECHNOLOGY			59,001

Telecommunications - 0.5%
Alibaba Group Holding Ltd. sponsored ADR (f)		32,200	2,477
Broadview Networks Holdings, Inc. (f)		189,475	275
Pendrell Corp. (f)		37,472	19
SBA Communications Corp. Class A (f)		66,400	6,842

TOTAL TELECOMMUNICATIONS			9,613

Transportation Ex Air/Rail - 0.2%
Ship Finance International Ltd. (NY Shares) (g)		300,000	4,551
Utilities - 0.2%
NRG Yield, Inc. Class C (g)		187,100	3,027
TOTAL COMMON STOCKS
(Cost $305,474)			317,974

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.5%
Energy - 0.1%
Southwestern Energy Co. Series B 6.25%		46,100	1,461
Healthcare - 0.4%
Allergan PLC 5.50%		2,900	2,353
Teva Pharmaceutical Industries Ltd. 7%		6,650	5,992
			8,345

TOTAL CONVERTIBLE PREFERRED STOCKS			9,806

Nonconvertible Preferred Stocks - 0.4%
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%		249,413	6,253
TOTAL PREFERRED STOCKS
(Cost $18,207)			16,059
		Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 5.0%
Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19		381	376
Broadcasting - 0.1%
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (c)		3,113	2,116
Cable/Satellite TV - 0.1%
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (c)		195	186
Tranche 2LN, term loan 7.75% 7/7/23 (c)		765	727

TOTAL CABLE/SATELLITE TV			913

Diversified Financial Services - 0.0%
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (c)		313	309
Diversified Media - 0.3%
McGraw-Hill School Education Tranche B, term loan 7.5% 12/18/19 (c)		6,114	6,107
Energy - 0.3%
American Energy-Marcellus LLC Tranche B 1LN, term loan 5.25% 8/4/20 (c)		1,610	428
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (c)		1,055	786
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (c)		832	832
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (c)		4,549	2,673
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (c)		395	375
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (c)		573	164
Panda Sherman Power, LLC term loan 9% 9/14/18 (c)		833	783

TOTAL ENERGY			6,041

Entertainment/Film - 0.0%
Livent, Inc. Tranche A, term loan 18% 1/15/49 pay-in-kind (f)	CAD	465	370
Gaming - 1.0%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)		12,986	12,231
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		7,870	7,005

TOTAL GAMING			19,236

Healthcare - 0.7%
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (c)		527	510
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (c)		2,284	2,259
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (c)		2,935	2,935
Tranche B 1LN, term loan 5.25% 12/31/22 (c)		7,322	7,326

TOTAL HEALTHCARE			13,030

Homebuilders/Real Estate - 0.1%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.25% 11/4/22 (c)		905	904
Realogy Corp. Credit-Linked Deposit 4.6873% 10/10/16 (c)		599	593

TOTAL HOMEBUILDERS/REAL ESTATE			1,497

Paper - 0.0%
White Birch Paper Co. Tranche 2LN, term loan 0% 11/8/14 (d)		8,620	0
Services - 0.7%
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (c)		14,002	12,975
Super Retail - 0.2%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 4.5% 9/26/19 (c)		746	738
Sears Roebuck Acceptance Corp. Tranche B, term loan 8.5% 7/20/20 (c)		3,315	3,298

TOTAL SUPER RETAIL			4,036

Technology - 0.8%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (c)		4,728	4,060
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (c)		2,784	2,816
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (c)		1,005	983
Tranche 2LN, term loan 8% 4/9/22 (c)		7,175	6,637

TOTAL TECHNOLOGY			14,496

Telecommunications - 0.2%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (c)		4,855	4,548
LTS Buyer LLC Tranche 2LN, term loan 8% 4/12/21 (c)		63	63

TOTAL TELECOMMUNICATIONS			4,611

Utilities - 0.5%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (c)		9,514	9,502
TOTAL BANK LOAN OBLIGATIONS
(Cost $108,104)			95,615

Preferred Securities - 3.6%
Banks & Thrifts - 3.6%
Bank of America Corp.:
5.2% (c)(i)		2,745	2,612
6.1% (c)(i)		2,590	2,611
Barclays Bank PLC 7.625% 11/21/22		11,090	12,464
Citigroup, Inc. 5.35% (c)(i)		24,830	23,891
Credit Agricole SA:
6.625% (b)(c)(i)		6,105	5,797
7.875% (b)(c)(i)		1,185	1,148
8.125% (b)(c)(i)		3,005	3,129
Goldman Sachs Group, Inc. 5.375% (c)(i)		4,045	4,009
JPMorgan Chase & Co. 5.15% (c)(i)		9,715	9,698
Royal Bank of Scotland Group PLC 8% (c)(i)		1,515	1,463
Wells Fargo & Co. 5.875% (c)(i)		1,660	1,810
TOTAL BANKS & THRIFTS
(Cost $69,620)			68,632
		Shares	Value (000s)

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 0.38% (j)		77,658,456	77,658
Fidelity Securities Lending Cash Central Fund, 0.42% (j)(k)		4,971,575	4,972
TOTAL MONEY MARKET FUNDS
(Cost $82,630)			82,630
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $1,973,696)			1,899,890
NET OTHER ASSETS (LIABILITIES) - 0.2%			4,006
NET ASSETS - 100%			$1,903,896

Currency Abbreviations

CAD – Canadian dollar

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $617,512,000 or 32.4% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing

 (g) Security or a portion of the security is on loan at period end.

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,044,000 or 0.1% of net assets.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$1,538
Warrior Met Coal LLC Class A	9/19/13 - 5/28/14	$2,401
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$8
Ovation Acquisition I LLC	12/23/15	$6
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$4,521

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$84
Fidelity Securities Lending Cash Central Fund	39
Total	$123

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$67,431	$60,298	$6,032	$1,101
Consumer Staples	11,575	11,569	--	6
Energy	13,003	13,003	--	--
Financials	42,521	42,204	--	317
Health Care	59,043	58,789	--	254
Industrials	44,319	43,797	--	522
Information Technology	61,478	61,478	--	--
Materials	24,519	24,519	--	--
Telecommunication Services	7,117	7,117	--	--
Utilities	3,027	3,027	--	--
Corporate Bonds	1,318,980	--	1,318,955	25
Bank Loan Obligations	95,615	--	94,276	1,339
Preferred Securities	68,632	--	68,632	--
Money Market Funds	82,630	82,630	--	--
Total Investments in Securities:	$1,899,890	$408,431	$1,487,895	$3,564

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.1%
Luxembourg	4.6%
Canada	3.5%
Netherlands	2.2%
Ireland	2.1%
United Kingdom	2.0%
France	1.6%
Bermuda	1.1%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,723) — See accompanying schedule: Unaffiliated issuers (cost $1,891,066)	$1,817,260
Fidelity Central Funds (cost $82,630)	82,630
Total Investments (cost $1,973,696)		$1,899,890
Cash		556
Receivable for investments sold		12,994
Receivable for fund shares sold		2,409
Dividends receivable		132
Interest receivable		26,041
Distributions receivable from Fidelity Central Funds		23
Prepaid expenses		1
Receivable from affiliate		1
Other receivables		48
Total assets		1,942,095
Liabilities
Payable for investments purchased
Regular delivery	$11,328
Delayed delivery	16,385
Payable for fund shares redeemed	3,186
Distributions payable	719
Accrued management fee	874
Distribution and service plan fees payable	340
Other affiliated payables	299
Other payables and accrued expenses	96
Collateral on securities loaned, at value	4,972
Total liabilities		38,199
Net Assets		$1,903,896
Net Assets consist of:
Paid in capital		$2,432,487
Undistributed net investment income		10,478
Accumulated undistributed net realized gain (loss) on investments		(465,263)
Net unrealized appreciation (depreciation) on investments		(73,806)
Net Assets		$1,903,896
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($594,582 ÷ 58,272.2 shares)		$10.20
Maximum offering price per share (100/96.00 of $10.20)		$10.62
Class T:
Net Asset Value and redemption price per share ($406,937 ÷ 39,661.8 shares)		$10.26
Maximum offering price per share (100/96.00 of $10.26)		$10.69
Class B:
Net Asset Value and offering price per share ($3,491 ÷ 344.6 shares)(a)		$10.13
Class C:
Net Asset Value and offering price per share ($161,269 ÷ 15,833.6 shares)(a)		$10.19
Class I:
Net Asset Value, offering price and redemption price per share ($737,617 ÷ 77,072.4 shares)		$9.57

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$4,894
Interest		51,650
Income from Fidelity Central Funds		123
Total income		56,667
Expenses
Management fee	$5,195
Transfer agent fees	1,542
Distribution and service plan fees	2,038
Accounting and security lending fees	309
Custodian fees and expenses	16
Independent trustees' compensation	4
Registration fees	62
Audit	44
Legal	207
Miscellaneous	92
Total expenses before reductions	9,509
Expense reductions	(4)	9,505
Net investment income (loss)		47,162
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,719)
Total net realized gain (loss)		(4,719)
Change in net unrealized appreciation (depreciation) on investment securities		(39,122)
Net gain (loss)		(43,841)
Net increase (decrease) in net assets resulting from operations		$3,321

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,162	$95,506
Net realized gain (loss)	(4,719)	15,865
Change in net unrealized appreciation (depreciation)	(39,122)	(110,355)
Net increase (decrease) in net assets resulting from operations	3,321	1,016
Distributions to shareholders from net investment income	(50,526)	(86,700)
Distributions to shareholders from net realized gain	–	(1,926)
Total distributions	(50,526)	(88,626)
Share transactions - net increase (decrease)	(66,329)	68,469
Redemption fees	127	343
Total increase (decrease) in net assets	(113,407)	(18,798)
Net Assets
Beginning of period	2,017,303	2,036,101
End of period (including undistributed net investment income of $10,478 and undistributed net investment income of $13,842, respectively)	$1,903,896	$2,017,303

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor High Income Advantage Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.43	$10.88	$10.73	$10.21	$9.59	$9.87
Income from Investment Operations
Net investment income (loss)A	.250	.498	.480	.569	.607	.593
Net realized and unrealized gain (loss)	(.214)	(.489)	.236	.558	.658	(.238)
Total from investment operations	.036	.009	.716	1.127	1.265	.355
Distributions from net investment income	(.267)	(.451)	(.449)	(.482)	(.647)	(.639)
Distributions from net realized gain	–	(.010)	(.118)	(.127)	–	–
Total distributions	(.267)	(.461)	(.567)	(.609)	(.647)	(.639)
Redemption fees added to paid in capitalA	.001	.002	.001	.002	.002	.004
Net asset value, end of period	$10.20	$10.43	$10.88	$10.73	$10.21	$9.59
Total ReturnB,C,D	.47%	.06%	6.84%	11.39%	13.78%	3.57%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.06%G	1.02%	1.02%	1.02%	1.03%	1.03%
Expenses net of fee waivers, if any	1.06%G	1.02%	1.02%	1.02%	1.03%	1.03%
Expenses net of all reductions	1.05%G	1.02%	1.02%	1.02%	1.03%	1.03%
Net investment income (loss)	5.09%G	4.62%	4.42%	5.42%	6.18%	5.93%
Supplemental Data
Net assets, end of period (in millions)	$595	$636	$682	$698	$705	$659
Portfolio turnover rateH	37%G	42%	41%	66%	66%	68%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor High Income Advantage Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.49	$10.93	$10.78	$10.26	$9.64	$9.92
Income from Investment Operations
Net investment income (loss)A	.252	.501	.484	.573	.610	.597
Net realized and unrealized gain (loss)	(.214)	(.479)	.233	.555	.656	(.241)
Total from investment operations	.038	.022	.717	1.128	1.266	.356
Distributions from net investment income	(.269)	(.454)	(.450)	(.483)	(.648)	(.640)
Distributions from net realized gain	–	(.010)	(.118)	(.127)	–	–
Total distributions	(.269)	(.464)	(.568)	(.610)	(.648)	(.640)
Redemption fees added to paid in capitalA	.001	.002	.001	.002	.002	.004
Net asset value, end of period	$10.26	$10.49	$10.93	$10.78	$10.26	$9.64
Total ReturnB,C,D	.48%	.18%	6.81%	11.34%	13.72%	3.56%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.05%G	1.02%	1.01%	1.01%	1.02%	1.02%
Expenses net of fee waivers, if any	1.05%G	1.02%	1.01%	1.01%	1.02%	1.02%
Expenses net of all reductions	1.05%G	1.02%	1.01%	1.01%	1.02%	1.02%
Net investment income (loss)	5.10%G	4.63%	4.43%	5.43%	6.19%	5.94%
Supplemental Data
Net assets, end of period (in millions)	$407	$445	$504	$528	$547	$543
Portfolio turnover rateH	37%G	42%	41%	66%	66%	68%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor High Income Advantage Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.35	$10.80	$10.65	$10.15	$9.53	$9.82
Income from Investment Operations
Net investment income (loss)A	.214	.424	.401	.489	.532	.519
Net realized and unrealized gain (loss)	(.205)	(.491)	.237	.542	.663	(.245)
Total from investment operations	.009	(.067)	.638	1.031	1.195	.274
Distributions from net investment income	(.230)	(.375)	(.371)	(.406)	(.577)	(.568)
Distributions from net realized gain	–	(.010)	(.118)	(.127)	–	–
Total distributions	(.230)	(.385)	(.489)	(.533)	(.577)	(.568)
Redemption fees added to paid in capitalA	.001	.002	.001	.002	.002	.004
Net asset value, end of period	$10.13	$10.35	$10.80	$10.65	$10.15	$9.53
Total ReturnB,C,D	.19%	(.65)%	6.12%	10.45%	13.06%	2.75%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.78%G	1.71%	1.74%	1.75%	1.75%	1.75%
Expenses net of fee waivers, if any	1.78%G	1.71%	1.74%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.78%G	1.71%	1.74%	1.75%	1.75%	1.74%
Net investment income (loss)	4.37%G	3.93%	3.70%	4.69%	5.46%	5.21%
Supplemental Data
Net assets, end of period (in millions)	$3	$5	$10	$19	$28	$38
Portfolio turnover rateH	37%G	42%	41%	66%	66%	68%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor High Income Advantage Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.41	$10.86	$10.71	$10.19	$9.58	$9.86
Income from Investment Operations
Net investment income (loss)A	.212	.415	.398	.489	.533	.518
Net realized and unrealized gain (loss)	(.204)	(.488)	.237	.560	.649	(.237)
Total from investment operations	.008	(.073)	.635	1.049	1.182	.281
Distributions from net investment income	(.229)	(.369)	(.368)	(.404)	(.574)	(.565)
Distributions from net realized gain	–	(.010)	(.118)	(.127)	–	–
Total distributions	(.229)	(.379)	(.486)	(.531)	(.574)	(.565)
Redemption fees added to paid in capitalA	.001	.002	.001	.002	.002	.004
Net asset value, end of period	$10.19	$10.41	$10.86	$10.71	$10.19	$9.58
Total ReturnB,C,D	.19%	(.70)%	6.05%	10.58%	12.85%	2.81%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.82%G	1.78%	1.77%	1.77%	1.78%	1.77%
Expenses net of fee waivers, if any	1.82%G	1.78%	1.77%	1.77%	1.78%	1.77%
Expenses net of all reductions	1.82%G	1.78%	1.77%	1.77%	1.77%	1.77%
Net investment income (loss)	4.33%G	3.86%	3.67%	4.67%	5.44%	5.19%
Supplemental Data
Net assets, end of period (in millions)	$161	$171	$182	$183	$180	$164
Portfolio turnover rateH	37%G	42%	41%	66%	66%	68%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor High Income Advantage Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.78	$10.20	$10.10	$9.65	$9.10	$9.40
Income from Investment Operations
Net investment income (loss)A	.245	.488	.474	.561	.598	.595
Net realized and unrealized gain (loss)	(.195)	(.455)	.216	.524	.623	(.233)
Total from investment operations	.050	.033	.690	1.085	1.221	.362
Distributions from net investment income	(.261)	(.445)	(.473)	(.510)	(.673)	(.666)
Distributions from net realized gain	–	(.010)	(.118)	(.127)	–	–
Total distributions	(.261)	(.455)	(.591)	(.637)	(.673)	(.666)
Redemption fees added to paid in capitalA	.001	.002	.001	.002	.002	.004
Net asset value, end of period	$9.57	$9.78	$10.20	$10.10	$9.65	$9.10
Total ReturnB,C	.64%	.31%	7.02%	11.63%	14.07%	3.83%
Ratios to Average Net AssetsD,E
Expenses before reductions	.82%F	.80%	.78%	.77%	.78%	.77%
Expenses net of fee waivers, if any	.82%F	.80%	.78%	.77%	.78%	.77%
Expenses net of all reductions	.82%F	.80%	.78%	.77%	.78%	.77%
Net investment income (loss)	5.33%F	4.84%	4.66%	5.68%	6.44%	6.19%
Supplemental Data
Net assets, end of period (in millions)	$738	$760	$658	$497	$495	$498
Portfolio turnover rateG	37%F	42%	41%	66%	66%	68%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, equity-debt classifications, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$113,845
Gross unrealized depreciation	(178,928)
Net unrealized appreciation (depreciation) on securities	$(65,083)
Tax cost	$1,964,973

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(460,999)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $331,105 and $373,376, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$734	$–
Class T	-%	.25%	503	–
Class B	.65%	.25%	19	14
Class C	.75%	.25%	782	75
			$2,038	$89

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$24
Class T	6
Class B(a)	1
Class C(a)	10
$41

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$470.16
Class T	307.15
Class B	5.23
Class C	130.17
Class I	630.18
	$ 1,542

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $569. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $39, including $2 from securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$15,969	$27,809
Class T	10,959	20,007
Class B	101	265
Class C	3,653	6,079
Class I	19,844	32,540
Total	$50,526	$86,700
From net realized gain
Class A	$–	$630
Class T	–	458
Class B	–	9
Class C	–	167
Class I	–	662
Total	$–	$1,926

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	5,522	13,637	$54,483	$146,591
Reinvestment of distributions	1,450	2,345	14,313	25,207
Shares redeemed	(9,721)	(17,660)	(95,446)	(189,628)
Net increase (decrease)	(2,749)	(1,678)	$(26,650)	$(17,830)
Class T
Shares sold	2,163	4,987	$21,240	$54,065
Reinvestment of distributions	1,000	1,726	9,932	18,651
Shares redeemed	(5,903)	(10,408)	(58,221)	(112,520)
Net increase (decrease)	(2,740)	(3,695)	$(27,049)	$(39,804)
Class B
Shares sold	20	18	$186	$200
Reinvestment of distributions	9	22	88	234
Shares redeemed	(195)	(488)	(1,894)	(5,254)
Net increase (decrease)	(166)	(448)	$(1,620)	$(4,820)
Class C
Shares sold	1,482	2,655	$14,512	$28,533
Reinvestment of distributions	302	472	2,974	5,065
Shares redeemed	(2,358)	(3,512)	(23,068)	(37,654)
Net increase (decrease)	(574)	(385)	$(5,582)	$(4,056)
Class I
Shares sold	13,110	25,240	$120,847	$255,522
Reinvestment of distributions	1,883	2,884	17,449	29,047
Shares redeemed	(15,652)	(14,854)	(143,724)	(149,590)
Net increase (decrease)	(659)	13,270	$(5,428)	$134,979

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Income Opportunities Fund was the owner of record of approximately 16% of the total outstanding shares of the Fund.

12. Litigation.

The Fund, and other entities managed by FMR or its affiliates, became aware in March 2015 that they were named as defendants in a lawsuit originally filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. The parties to the dispute have commenced discovery on the value of remaining, unreleased collateral. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $5,769 received in 2009. The Fund was not previously aware that it had been named as a defendant in this case because, in 2009, the Bankruptcy Court allowed the plaintiffs to refrain from serving any of the defendants other than JPMorgan with notice of the filing of the lawsuit. The Fund will explore all available options for minimizing any loss to the Fund. The Fund will also incur legal costs in defending the case.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.06%
Actual		$1,000.00	$1,004.70	$5.28
Hypothetical-C		$1,000.00	$1,019.59	$5.32
Class T	1.05%
Actual		$1,000.00	$1,004.80	$5.23
Hypothetical-C		$1,000.00	$1,019.64	$5.27
Class B	1.78%
Actual		$1,000.00	$1,001.90	$8.86
Hypothetical-C		$1,000.00	$1,016.01	$8.92
Class C	1.82%
Actual		$1,000.00	$1,001.90	$9.06
Hypothetical-C		$1,000.00	$1,015.81	$9.12
Class I	.82%
Actual		$1,000.00	$1,006.40	$4.09
Hypothetical-C		$1,000.00	$1,020.79	$4.12

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

HYI-SANN-0616
1.703463.118

Fidelity Advisor® High Income Advantage Fund Class A, Class T, Class B and Class C Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of April 30, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ally Financial, Inc.	3.1	0.7
SLM Corp.	2.0	2.0
HCA Holdings, Inc.	1.9	2.0
Valeant Pharmaceuticals International, Inc.	1.8	1.4
APX Group, Inc.	1.8	1.3
	10.6

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.8	11.2
Healthcare	9.6	8.5
Energy	9.6	9.6
Banks & Thrifts	8.5	7.7
Technology	7.1	6.9

Quality Diversification (% of fund's net assets)

As of April 30, 2016
AAA,AA,A	0.1%
BBB	1.6%
BB	24.0%
B	29.8%
CCC,CC,C	19.4%
Not Rated	3.0%
Equities	17.6%
Short-Term Investments and Net Other Assets	4.5%

As of October 31, 2015
AAA,AA,A	0.1%
BBB	1.4%
BB	24.9%
B	31.0%
CCC,CC,C	16.4%
Not Rated	3.1%
Equities	17.4%
Short-Term Investments and Net Other Assets	5.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of April 30, 2016 *
Nonconvertible Bonds	69.3%
Convertible Bonds, Preferred Stocks	0.9%
Common Stocks	16.7%
Bank Loan Obligations	5.0%
Other Investments	3.6%
Short-Term Investments and Net Other Assets (Liabilities)	4.5%

 * Foreign investments - 19.9%

As of October 31, 2015 *
Nonconvertible Bonds	68.6%
Convertible Bonds, Preferred Stocks	0.9%
Common Stocks	16.5%
Bank Loan Obligations	4.5%
Other Investments	3.8%
Short-Term Investments and Net Other Assets (Liabilities)	5.7%

 * Foreign investments - 18.5%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 69.3%
		Principal Amount (000s)	Value (000s)
Aerospace - 0.1%
TransDigm, Inc. 6% 7/15/22 (a)		$2,030	$2,055
Air Transportation - 0.2%
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22		626	649
6.125% 4/29/18		670	704
9.25% 5/10/17		727	767
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		1,138	1,192

TOTAL AIR TRANSPORTATION			3,312

Automotive & Auto Parts - 0.5%
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		3,525	3,164
LKQ Corp. 4.75% 5/15/23		430	432
Schaeffler Holding Finance BV 6.25% 11/15/19 pay-in-kind (b)(c)		2,140	2,231
ZF North America Capital, Inc. 4.5% 4/29/22 (b)		3,280	3,358

TOTAL AUTOMOTIVE & AUTO PARTS			9,185

Banks & Thrifts - 3.8%
Ally Financial, Inc.:
3.5% 1/27/19		3,485	3,459
5.75% 11/20/25		2,310	2,339
8% 12/31/18		25,604	27,995
8% 11/1/31		20,882	25,006
General Motors Acceptance Corp. 8% 11/1/31		3,105	3,742
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		6,775	6,628
6% 12/19/23		3,605	3,688
Washington Mutual Bank 5.5% 1/15/13 (d)		10,000	25

TOTAL BANKS & THRIFTS			72,882

Broadcasting - 0.4%
Clear Channel Communications, Inc. 5.5% 12/15/16		7,188	6,972
Building Materials - 0.7%
GCP Applied Technologies, Inc. 9.5% 2/1/23 (b)		1,995	2,185
HD Supply, Inc.:
5.25% 12/15/21 (b)		3,430	3,602
5.75% 4/15/24 (b)		3,410	3,576
HMAN Finance Sub Corp. 6.375% 7/15/22 (b)		900	803
Nortek, Inc. 8.5% 4/15/21		1,520	1,581
USG Corp.:
5.875% 11/1/21 (b)		430	453
6.3% 11/15/16		275	283
9.75% 1/15/18 (c)		1,585	1,779

TOTAL BUILDING MATERIALS			14,262

Cable/Satellite TV - 5.3%
Altice SA:
7.625% 2/15/25 (b)		12,590	12,165
7.75% 5/15/22 (b)		14,575	14,539
Altice U.S. Finance SA:
7.75% 7/15/25 (b)		2,585	2,585
7.75% 7/15/25 (b)		2,320	2,355
Cable One, Inc. 5.75% 6/15/22 (b)		1,390	1,428
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		2,550	2,614
5.25% 3/15/21		2,245	2,329
5.5% 5/1/26 (b)		2,940	2,999
5.75% 1/15/24		5,335	5,595
5.875% 5/1/27 (b)		5,245	5,376
CCOH Safari LLC 5.75% 2/15/26 (b)		1,770	1,828
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (b)		535	548
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		5,495	5,179
DISH DBS Corp.:
5% 3/15/23		4,695	4,296
5.875% 7/15/22		4,240	4,123
Lynx II Corp. 6.375% 4/15/23 (b)		710	731
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		4,621	4,679
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (b)		2,145	2,223
Virgin Media Secured Finance PLC 5.25% 1/15/26 (b)		12,170	12,205
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (b)(c)		10,450	10,283
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (b)		1,645	1,674
Ziggo Bond Finance BV 5.875% 1/15/25 (b)		1,705	1,688

TOTAL CABLE/SATELLITE TV			101,442

Capital Goods - 0.1%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (b)		1,665	1,074
Chemicals - 0.9%
Blue Cube Spinco, Inc. 10% 10/15/25 (b)		1,310	1,510
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		4,005	3,324
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (b)		285	285
LSB Industries, Inc. 7.75% 8/1/19		705	677
Momentive Performance Materials, Inc. 3.88% 10/24/21		2,175	1,664
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)		1,575	0
Platform Specialty Products Corp.:
6.5% 2/1/22 (b)		4,260	3,749
10.375% 5/1/21 (b)		650	650
PolyOne Corp. 5.25% 3/15/23		2,215	2,221
The Chemours Company LLC 7% 5/15/25 (b)		780	677
Tronox Finance LLC 6.375% 8/15/20		2,695	2,292

TOTAL CHEMICALS			17,049

Consumer Products - 0.3%
Prestige Brands, Inc. 6.375% 3/1/24 (b)		1,195	1,255
Revlon Consumer Products Corp. 5.75% 2/15/21		3,345	3,399
Spectrum Brands Holdings, Inc. 6.375% 11/15/20		565	596

TOTAL CONSUMER PRODUCTS			5,250

Containers - 1.8%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)		1,624	1,621
Ardagh Packaging Finance PLC 9.125% 10/15/20 (b)		3,369	3,546
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (b)		1,165	1,191
6.75% 1/31/21 (b)		1,350	1,353
7% 11/15/20 (b)		697	659
7.25% 5/15/24 (b)(e)		3,785	3,785
9.125% 10/15/20 (b)		1,045	1,099
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (b)		1,255	1,252
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		3,910	3,270
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		2,460	2,552
6.875% 2/15/21		7,339	7,623
8.25% 2/15/21 (c)		6,144	6,359

TOTAL CONTAINERS			34,310

Diversified Financial Services - 5.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 5% 10/1/21		2,715	2,864
Aircastle Ltd. 4.625% 12/15/18		1,625	1,682
CIT Group, Inc.:
5% 8/15/22		3,195	3,347
5% 8/1/23		2,195	2,283
5.375% 5/15/20		4,400	4,615
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		3,930	3,901
6% 8/1/20		2,235	2,230
International Lease Finance Corp.:
5.75% 5/15/16		6,040	6,044
5.875% 8/15/22		10,375	11,361
8.625% 1/15/22		11,580	14,012
MSCI, Inc. 5.75% 8/15/25 (b)		1,345	1,431
Navient Corp.:
5% 10/26/20		1,550	1,480
5.875% 10/25/24		3,375	2,962
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (b)(e)		8,595	8,917
SLM Corp.:
4.875% 6/17/19		10,000	9,580
5.5% 1/25/23		7,210	6,480
6.125% 3/25/24		8,685	7,777
7.25% 1/25/22		220	217
8% 3/25/20		9,700	10,185
8.45% 6/15/18		4,905	5,248

TOTAL DIVERSIFIED FINANCIAL SERVICES			106,616

Diversified Media - 0.8%
Clear Channel Worldwide Holdings, Inc.:
Series A, 7.625% 3/15/20		900	788
7.625% 3/15/20		2,635	2,442
Liberty Media Corp.:
8.25% 2/1/30		469	487
8.5% 7/15/29		529	551
MDC Partners, Inc. 6.5% 5/1/24 (b)		2,595	2,687
National CineMedia LLC:
6% 4/15/22		4,035	4,227
7.875% 7/15/21		2,050	2,137
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (b)		1,220	1,244

TOTAL DIVERSIFIED MEDIA			14,563

Energy - 8.8%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		2,720	2,496
4.875% 3/15/24		1,300	1,184
American Energy-Permian Basin LLC/AEPB Finance Corp.:
7.1186% 8/1/19 (b)(c)		2,380	1,071
7.125% 11/1/20 (b)		1,840	828
7.375% 11/1/21 (b)		2,485	1,118
Antero Resources Corp.:
5.125% 12/1/22		3,765	3,614
5.625% 6/1/23 (Reg. S)		2,580	2,503
Antero Resources Finance Corp.:
5.375% 11/1/21		4,500	4,354
6% 12/1/20		850	852
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		1,415	1,358
Chesapeake Energy Corp. 8% 12/15/22 (b)		6,477	4,404
Citgo Holding, Inc. 10.75% 2/15/20 (b)		3,525	3,459
Concho Resources, Inc.:
5.5% 10/1/22		1,265	1,276
5.5% 4/1/23		825	831
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22		1,520	1,387
6.25% 4/1/23 (b)		1,775	1,620
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		3,105	2,748
Denbury Resources, Inc. 4.625% 7/15/23		4,395	2,582
Diamondback Energy, Inc. 7.625% 10/1/21		1,545	1,647
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23		2,570	1,478
7.75% 9/1/22		3,685	2,137
9.375% 5/1/20		12,895	8,406
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		2,280	1,790
Forbes Energy Services Ltd. 9% 6/15/19		3,470	1,596
Forum Energy Technologies, Inc. 6.25% 10/1/21		2,250	2,048
Gibson Energy, Inc. 6.75% 7/15/21 (b)		280	269
Gulfmark Offshore, Inc. 6.375% 3/15/22		2,275	1,035
Halcon Resources Corp. 8.625% 2/1/20 (b)		875	726
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		2,085	1,939
5.75% 10/1/25 (b)		10,085	9,505
7.625% 4/15/21 (b)		1,820	1,856
Hornbeck Offshore Services, Inc.:
5% 3/1/21		35	22
5.875% 4/1/20		3,306	2,141
Laredo Petroleum, Inc.:
5.625% 1/15/22		2,995	2,755
6.25% 3/15/23		2,540	2,369
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19		2,545	280
6.5% 9/15/21		910	80
7.75% 2/1/21		25	2
MPLX LP 4.875% 12/1/24 (b)		5,000	4,873
Oasis Petroleum, Inc. 6.875% 3/15/22		905	808
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)		3,755	1,392
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23 (b)		3,520	3,432
Rice Energy, Inc.:
6.25% 5/1/22		5,725	5,668
7.25% 5/1/23		1,545	1,560
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22		1,125	923
Sabine Pass Liquefaction LLC:
5.625% 4/15/23		2,250	2,205
5.625% 3/1/25		14,320	13,962
5.75% 5/15/24		3,215	3,111
SemGroup Corp. 7.5% 6/15/21		4,100	3,608
SM Energy Co.:
5% 1/15/24		1,020	849
5.625% 6/1/25		2,345	1,970
6.125% 11/15/22		2,295	2,077
6.5% 11/15/21		355	330
6.5% 1/1/23		95	87
Summit Midstream Holdings LLC:
5.5% 8/15/22		1,520	1,231
7.5% 7/1/21		810	729
Sunoco LP/Sunoco Finance Corp.:
6.25% 4/15/21 (b)		3,000	3,038
6.375% 4/1/23 (b)		1,490	1,512
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22		908	917
Teine Energy Ltd. 6.875% 9/30/22 (b)		8,386	8,072
TerraForm Power Operating LLC:
5.875% 2/1/23 (b)		5,605	4,890
6.125% 6/15/25 (b)		670	576
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19		1,120	1,142
5.875% 10/1/20		270	276
6.125% 10/15/21		245	251
6.25% 10/15/22		3,100	3,178
Transocean, Inc.:
6% 3/15/18		3,175	3,016
6.875% 12/15/21		6,565	5,350
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		890	852
Western Refining, Inc. 6.25% 4/1/21		905	837
Whiting Petroleum Corp. 5.75% 3/15/21		980	816
WPX Energy, Inc.:
7.5% 8/1/20		1,760	1,676
8.25% 8/1/23		2,640	2,482

TOTAL ENERGY			167,462

Entertainment/Film - 0.3%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22		470	485
5.625% 2/15/24		580	603
Lions Gate Entertainment Corp. 5.25% 8/1/18		3,660	3,752
Livent, Inc. yankee 9.375% 10/15/04 (d)		11,100	0
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)		1,425	1,446

TOTAL ENTERTAINMENT/FILM			6,286

Environmental - 0.7%
Clean Harbors, Inc. 5.125% 6/1/21		1,180	1,189
Covanta Holding Corp.:
5.875% 3/1/24		4,680	4,645
6.375% 10/1/22		4,000	4,120
7.25% 12/1/20		1,094	1,135
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		1,455	1,397

TOTAL ENVIRONMENTAL			12,486

Food & Drug Retail - 1.0%
Rite Aid Corp.:
6.875% 12/15/28 (b)(c)		5,785	6,725
7.7% 2/15/27		6,240	7,582
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		4,395	3,934

TOTAL FOOD & DRUG RETAIL			18,241

Food/Beverage/Tobacco - 1.9%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)		3,080	2,957
Darling International, Inc. 5.375% 1/15/22		1,280	1,334
ESAL GmbH 6.25% 2/5/23 (b)		2,635	2,430
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)		2,275	2,363
JBS Investments GmbH 7.75% 10/28/20 (b)		4,855	4,989
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)		1,660	1,527
5.875% 7/15/24 (b)		2,435	2,265
Minerva Luxembourg SA 7.75% 1/31/23 (b)		10,185	10,351
Post Holdings, Inc.:
6.75% 12/1/21 (b)		4,200	4,402
7.75% 3/15/24 (b)		1,720	1,871
8% 7/15/25 (b)		860	954
TreeHouse Foods, Inc. 6% 2/15/24 (b)		1,185	1,261

TOTAL FOOD/BEVERAGE/TOBACCO			36,704

Gaming - 1.8%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		7,900	6,873
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)		5,795	6,012
MGM Mirage, Inc.:
6% 3/15/23		2,810	2,919
8.625% 2/1/19		5,000	5,688
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21		7,110	6,683
Scientific Games Corp. 10% 12/1/22		5,980	4,942
Wynn Macau Ltd. 5.25% 10/15/21 (b)		750	718

TOTAL GAMING			33,835

Healthcare - 6.1%
Acadia Healthcare Co., Inc. 5.625% 2/15/23		1,035	1,058
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		1,810	1,624
Centene Corp.:
5.625% 2/15/21 (b)		2,190	2,305
6.125% 2/15/24 (b)		1,425	1,503
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		355	358
DaVita HealthCare Partners, Inc. 5% 5/1/25		3,590	3,590
Endo Finance LLC 5.375% 1/15/23 (b)		535	512
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)		5,375	5,274
6% 2/1/25 (b)		2,552	2,437
HCA Holdings, Inc.:
4.75% 5/1/23		3,245	3,326
5.375% 2/1/25		4,375	4,473
5.875% 3/15/22		8,635	9,434
5.875% 2/15/26		2,290	2,376
7.5% 2/15/22		5,095	5,770
HealthSouth Corp.:
5.125% 3/15/23		1,235	1,238
5.75% 11/1/24		1,570	1,621
5.75% 9/15/25		400	414
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (b)		200	182
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (b)(c)		1,674	1,657
Molina Healthcare, Inc. 5.375% 11/15/22 (b)		1,825	1,884
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (b)		1,825	1,898
Service Corp. International 5.375% 1/15/22		815	854
Team Health, Inc. 7.25% 12/15/23 (b)		3,185	3,382
Tenet Healthcare Corp.:
4.375% 10/1/21		3,350	3,358
5% 3/1/19		2,540	2,515
6.75% 2/1/20		1,800	1,809
6.75% 6/15/23		3,665	3,619
8.125% 4/1/22		7,570	7,854
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		9,510	8,422
5.5% 3/1/23 (b)		2,660	2,261
5.625% 12/1/21 (b)		1,395	1,182
5.875% 5/15/23 (b)		12,575	10,532
6.125% 4/15/25 (b)		4,980	4,160
7.25% 7/15/22 (b)		315	278
7.5% 7/15/21 (b)		8,420	7,704
Vizient, Inc. 10.375% 3/1/24 (b)		2,275	2,457
VPI Escrow Corp. 6.375% 10/15/20 (b)		2,380	2,157

TOTAL HEALTHCARE			115,478

Homebuilders/Real Estate - 0.7%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23		1,260	1,058
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		1,290	1,195
Brookfield Residential Properties, Inc.:
6.375% 5/15/25 (b)		115	104
6.5% 12/15/20 (b)		1,840	1,803
CBRE Group, Inc. 5% 3/15/23		2,440	2,517
Kennedy-Wilson, Inc. 5.875% 4/1/24		120	117
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (b)		680	685
6.125% 4/1/25 (b)		680	685
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		2,150	2,145
William Lyon Homes, Inc. 7% 8/15/22		1,860	1,814
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (b)		2,215	2,038

TOTAL HOMEBUILDERS/REAL ESTATE			14,161

Hotels - 0.1%
Choice Hotels International, Inc. 5.75% 7/1/22		615	661
FelCor Lodging LP 6% 6/1/25		960	991
Playa Resorts Holding BV 8% 8/15/20 (b)		825	829

TOTAL HOTELS			2,481

Insurance - 0.5%
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		5,335	5,308
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		2,765	2,710
Hub Holdings LLC / Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (b)(c)		1,220	1,135
HUB International Ltd. 9.25% 2/15/21 (b)		1,045	1,089

TOTAL INSURANCE			10,242

Leisure - 0.0%
24 Hour Holdings III LLC 8% 6/1/22 (b)		895	718
Metals/Mining - 0.5%
Alpha Natural Resources, Inc. 9.75% 4/15/18 (d)		1,770	13
Bluescope Steel Ltd./Bluescope Steel Finance:
6.5% 5/15/21 (b)		650	663
7.125% 5/1/18 (b)		415	426
CONSOL Energy, Inc. 8% 4/1/23		7,000	5,968
Peabody Energy Corp.:
6.25% 11/15/21 (d)		3,100	326
10% 3/15/22 (b)(d)		2,120	223
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)		655	571
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (b)		1,040	1,014
Walter Energy, Inc. 9.5% 10/15/19 (b)(d)		2,360	0

TOTAL METALS/MINING			9,204

Publishing/Printing - 1.9%
Cenveo Corp. 6% 8/1/19 (b)		1,290	1,000
Clear Channel International BV 8.75% 12/15/20 (b)		2,865	2,972
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance:
7.875% 5/15/24 (b)		3,000	3,075
9.75% 4/1/21 (c)		14,305	15,405
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		12,754	12,818

TOTAL PUBLISHING/PRINTING			35,270

Restaurants - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.625% 1/15/22(b)		1,820	1,866
Landry's Acquisition Co. 9.375% 5/1/20 (b)		4,040	4,247
Landry's Holdings II, Inc. 10.25% 1/1/18 (b)		4,205	4,237

TOTAL RESTAURANTS			10,350

Services - 4.2%
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)		6,170	5,738
APX Group, Inc.:
6.375% 12/1/19		10,660	10,660
8.75% 12/1/20		24,673	23,131
Ashtead Capital, Inc. 5.625% 10/1/24 (b)		3,195	3,323
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)		815	715
CBRE Group, Inc. 5.25% 3/15/25		2,555	2,659
Everi Payments, Inc. 10% 1/15/22		870	740
FTI Consulting, Inc. 6% 11/15/22		2,450	2,579
Garda World Security Corp.:
7.25% 11/15/21 (b)		920	743
7.25% 11/15/21 (b)		6,680	5,394
Hertz Corp.:
5.875% 10/15/20		990	1,005
6.25% 10/15/22		1,315	1,324
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)		2,095	1,409
Laureate Education, Inc. 10% 9/1/19 (b)(c)		16,420	14,860
NES Rentals Holdings, Inc. 7.875% 5/1/18 (b)		600	573
The GEO Group, Inc. 6% 4/15/26		805	825
TMS International Corp. 7.625% 10/15/21 (b)		420	294
United Rentals North America, Inc. 5.5% 7/15/25		1,500	1,492
Western Digital Corp. 10.5% 4/1/24 (b)		3,040	2,956

TOTAL SERVICES			80,420

Steel - 0.7%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (b)		2,180	2,049
JMC Steel Group, Inc. 8.25% 3/15/18 (b)		11,106	10,662

TOTAL STEEL			12,711

Super Retail - 0.6%
JC Penney Corp., Inc.:
5.65% 6/1/20		2,375	2,244
5.75% 2/15/18		703	714
7.4% 4/1/37		775	616
8.125% 10/1/19		3,785	3,899
L Brands, Inc. 6.875% 11/1/35		2,450	2,695
Sonic Automotive, Inc.:
5% 5/15/23		315	313
7% 7/15/22		1,390	1,466

TOTAL SUPER RETAIL			11,947

Technology - 3.2%
Activision Blizzard, Inc. 6.125% 9/15/23 (b)		950	1,034
ADT Corp. 6.25% 10/15/21		1,895	1,960
Blue Coat Systems, Inc. 8.375% 6/1/23 (b)		11,085	11,667
BMC Software Finance, Inc. 8.125% 7/15/21 (b)		6,155	4,555
BMC Software, Inc. 7.25% 6/1/18		2,175	1,936
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (b)(c)		3,615	2,657
CDW LLC/CDW Finance Corp. 6% 8/15/22		1,190	1,274
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		775	769
Entegris, Inc. 6% 4/1/22 (b)		635	654
Lucent Technologies, Inc.:
6.45% 3/15/29		6,539	6,997
6.5% 1/15/28		5,415	5,659
Micron Technology, Inc.:
5.25% 1/15/24 (b)		3,480	2,793
5.5% 2/1/25		2,310	1,871
5.875% 2/15/22		1,520	1,341
7.5% 9/15/23 (b)		1,935	2,003
Rackspace Hosting, Inc. 6.5% 1/15/24 (b)		2,200	2,175
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		3,365	3,525
VeriSign, Inc. 4.625% 5/1/23		910	935
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		5,300	5,313
13.375% 10/15/19		1,325	1,325

TOTAL TECHNOLOGY			60,443

Telecommunications - 10.1%
Altice Financing SA:
6.5% 1/15/22 (b)		895	904
6.625% 2/15/23 (b)		3,965	3,921
7.5% 5/15/26 (b)(e)		4,005	4,024
Altice Finco SA 8.125% 1/15/24 (b)		540	527
Broadview Networks Holdings, Inc. 10.5% 11/15/17		2,915	2,565
Citizens Communications Co. 7.875% 1/15/27		4,949	4,058
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (b)		5,300	5,658
Columbus International, Inc. 7.375% 3/30/21 (b)		6,245	6,633
Digicel Group Ltd.:
6% 4/15/21 (b)		4,580	4,191
7.125% 4/1/22 (b)		3,650	2,970
8.25% 9/30/20 (b)		8,640	7,884
DigitalGlobe, Inc. 5.25% 2/1/21 (b)		3,815	3,448
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		2,375	2,244
Frontier Communications Corp.:
8.875% 9/15/20 (b)		1,165	1,233
10.5% 9/15/22 (b)		1,915	1,970
GCI, Inc. 6.875% 4/15/25		2,080	2,101
Intelsat Jackson Holdings SA:
5.5% 8/1/23		3,840	2,426
7.5% 4/1/21		5,730	4,083
8% 2/15/24 (b)		15,655	16,203
Intelsat Luxembourg SA:
7.75% 6/1/21		6,204	2,047
8.125% 6/1/23		3,585	1,174
Level 3 Financing, Inc. 6.125% 1/15/21		2,395	2,509
Neptune Finco Corp.:
6.625% 10/15/25 (b)		1,990	2,139
10.125% 1/15/23 (b)		9,815	10,772
10.875% 10/15/25 (b)		6,045	6,725
Numericable Group SA:
6% 5/15/22 (b)		10,358	10,371
6.25% 5/15/24 (b)		1,150	1,113
7.375% 5/1/26 (b)		6,930	7,069
Sable International Finance Ltd. 6.875% 8/1/22 (b)		3,985	4,090
Sprint Capital Corp.:
6.875% 11/15/28		1,785	1,325
6.9% 5/1/19		4,761	4,356
8.75% 3/15/32		2,465	1,960
Sprint Communications, Inc.:
6% 12/1/16		3,939	3,959
6% 11/15/22		13,364	9,829
9% 11/15/18 (b)		5,500	5,816
Sprint Corp.:
7.125% 6/15/24		7,080	5,310
7.875% 9/15/23		4,755	3,709
T-Mobile U.S.A., Inc.:
6% 4/15/24		3,290	3,442
6.25% 4/1/21		1,335	1,392
6.464% 4/28/19		705	719
6.5% 1/15/24		2,500	2,663
6.5% 1/15/26		3,290	3,487
6.542% 4/28/20		2,465	2,542
6.625% 4/1/23		4,925	5,264
6.633% 4/28/21		2,225	2,345
6.731% 4/28/22		1,645	1,731
6.836% 4/28/23		480	512
Wind Acquisition Finance SA 4.75% 7/15/20 (b)		2,965	2,830
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23		3,795	3,899

TOTAL TELECOMMUNICATIONS			192,142

Transportation Ex Air/Rail - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		1,425	1,172
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)		5,250	2,113
8.125% 2/15/19		1,404	477
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)		1,215	732
Teekay Corp.:
8.5% 1/15/20		195	149
8.5% 1/15/20 (b)		2,210	1,685
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		731	791
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (d)		1,240	242

TOTAL TRANSPORTATION EX AIR/RAIL			7,361

Utilities - 4.8%
Calpine Corp.:
5.375% 1/15/23		2,615	2,638
5.75% 1/15/25		1,120	1,131
7.875% 1/15/23 (b)		3,021	3,225
Dynegy, Inc.:
5.875% 6/1/23		705	638
6.75% 11/1/19		1,855	1,871
7.375% 11/1/22		9,670	9,552
7.625% 11/1/24		8,435	8,245
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)		9,261	9,770
12.25% 3/1/22 (b)(d)		19,657	21,033
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		535	439
7% 6/15/23		2,200	1,849
InterGen NV 7% 6/30/23 (b)		12,534	8,648
NRG Energy, Inc. 6.625% 3/15/23		7,020	6,897
PPL Energy Supply LLC 6.5% 6/1/25		1,700	1,509
RJS Power Holdings LLC 4.625% 7/15/19 (b)		3,830	3,562
TXU Corp.:
5.55% 11/15/14 (d)		7,757	5,042
6.5% 11/15/24 (d)		4,961	3,225
6.55% 11/15/34 (d)		4,295	2,792

TOTAL UTILITIES			92,066

TOTAL NONCONVERTIBLE BONDS
(Cost $1,389,661)			1,318,980
		Shares	Value (000s)

Common Stocks - 16.7%
Air Transportation - 0.2%
Delta Air Lines, Inc.		100,000	4,167
Automotive & Auto Parts - 0.9%
Chassix Holdings, Inc.		29,835	940
General Motors Co.		171,513	5,454
General Motors Co.:
warrants 7/10/16 (f)		11,706	254
warrants 7/10/19 (f)		11,706	162
Motors Liquidation Co. GUC Trust (f)		39,254	465
Tenneco, Inc. (f)		100,000	5,330
Trinseo SA (f)		107,633	4,606

TOTAL AUTOMOTIVE & AUTO PARTS			17,211

Banks & Thrifts - 1.1%
Bank of America Corp.		389,800	5,675
CIT Group, Inc.		112,700	3,896
Citigroup, Inc.		116,564	5,395
JPMorgan Chase & Co.		100,000	6,320
Washington Mutual, Inc. (f)		505,500	0
WMI Holdings Corp. (f)		17,605	39

TOTAL BANKS & THRIFTS			21,325

Broadcasting - 0.8%
AMC Networks, Inc. Class A (f)		76,200	4,971
Cumulus Media, Inc. Class A (f)(g)		550,600	205
Gray Television, Inc. (f)		494,070	6,349
Sinclair Broadcast Group, Inc. Class A		100,000	3,207

TOTAL BROADCASTING			14,732

Cable/Satellite TV - 0.3%
Time Warner Cable, Inc.		26,300	5,578
Capital Goods - 0.5%
AECOM (f)		300,000	9,747
Chemicals - 0.6%
Axiall Corp.		100,000	2,355
LyondellBasell Industries NV Class A		95,795	7,919

TOTAL CHEMICALS			10,274

Consumer Products - 0.4%
Prestige Brands Holdings, Inc. (f)		75,000	4,259
Whirlpool Corp.		15,000	2,612

TOTAL CONSUMER PRODUCTS			6,871

Containers - 0.4%
Graphic Packaging Holding Co.		617,874	8,205
Diversified Financial Services - 1.1%
AerCap Holdings NV (f)		150,000	6,002
Navient Corp.		534,100	7,301
The Blackstone Group LP		250,000	6,860

TOTAL DIVERSIFIED FINANCIAL SERVICES			20,163

Diversified Media - 0.2%
MDC Partners, Inc. Class A		205,126	4,152
Energy - 0.4%
Dril-Quip, Inc. (f)		92,600	6,002
Ovation Acquisition I LLC (h)		583,372	6
Southwestern Energy Co. (f)(g)		4,043	54
The Williams Companies, Inc.		48,200	935

TOTAL ENERGY			6,997

Food/Beverage/Tobacco - 0.6%
Darling International, Inc. (f)		450,000	6,521
Monster Beverage Corp.		35,000	5,048

TOTAL FOOD/BEVERAGE/TOBACCO			11,569

Gaming - 0.3%
Red Rock Resorts, Inc.		357,285	5,994
Healthcare - 2.4%
Allergan PLC (f)		23,300	5,046
Boston Scientific Corp. (f)		319,900	7,012
Community Health Systems, Inc. (f)		116,800	2,229
Endo International PLC (f)		141,100	3,810
HCA Holdings, Inc. (f)		143,200	11,545
Jazz Pharmaceuticals PLC (f)		42,500	6,405
Legend Acquisition, Inc. (f)		18,796	254
Legend Acquisition, Inc.:
Class A warrants (f)		28,063	0
Class B warrants (f)		37,006	0
Universal Health Services, Inc. Class B		75,840	10,138

TOTAL HEALTHCARE			46,439

Homebuilders/Real Estate - 0.5%
Lennar Corp. Class A		200,000	9,062
Hotels - 0.3%
Extended Stay America, Inc. unit		194,400	3,042
Hyatt Hotels Corp. Class A (f)(g)		70,000	3,352

TOTAL HOTELS			6,394

Metals/Mining - 0.1%
AngloGold Ashanti Ltd. sponsored ADR (f)		87,174	1,434
Warrior Met Coal LLC Class A(h)		1,222	317

TOTAL METALS/MINING			1,751

Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (f)(h)		4,323	38
Services - 1.6%
ARAMARK Holdings Corp.		196,000	6,568
Avis Budget Group, Inc. (f)		161,600	4,056
HD Supply Holdings, Inc. (f)		150,000	5,142
KAR Auction Services, Inc.		247,600	9,310
United Rentals, Inc. (f)		80,000	5,354
WP Rocket Holdings, Inc. (f)(h)		8,700,771	522

TOTAL SERVICES			30,952

Super Retail - 0.0%
Arena Brands Holding Corp. Class B (f)(h)		42,253	161
Technology - 3.1%
Alphabet, Inc. Class A		15,000	10,618
CDW Corp.		300,000	11,550
Cypress Semiconductor Corp.		27,565	249
Facebook, Inc. Class A (f)		34,294	4,032
NXP Semiconductors NV (f)		113,322	9,664
Qorvo, Inc. (f)		248,600	11,194
Skyworks Solutions, Inc.		175,000	11,694

TOTAL TECHNOLOGY			59,001

Telecommunications - 0.5%
Alibaba Group Holding Ltd. sponsored ADR (f)		32,200	2,477
Broadview Networks Holdings, Inc. (f)		189,475	275
Pendrell Corp. (f)		37,472	19
SBA Communications Corp. Class A (f)		66,400	6,842

TOTAL TELECOMMUNICATIONS			9,613

Transportation Ex Air/Rail - 0.2%
Ship Finance International Ltd. (NY Shares) (g)		300,000	4,551
Utilities - 0.2%
NRG Yield, Inc. Class C (g)		187,100	3,027
TOTAL COMMON STOCKS
(Cost $305,474)			317,974

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.5%
Energy - 0.1%
Southwestern Energy Co. Series B 6.25%		46,100	1,461
Healthcare - 0.4%
Allergan PLC 5.50%		2,900	2,353
Teva Pharmaceutical Industries Ltd. 7%		6,650	5,992
			8,345

TOTAL CONVERTIBLE PREFERRED STOCKS			9,806

Nonconvertible Preferred Stocks - 0.4%
Diversified Financial Services - 0.4%
GMAC Capital Trust I Series 2, 8.125%		249,413	6,253
TOTAL PREFERRED STOCKS
(Cost $18,207)			16,059
		Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 5.0%
Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19		381	376
Broadcasting - 0.1%
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (c)		3,113	2,116
Cable/Satellite TV - 0.1%
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (c)		195	186
Tranche 2LN, term loan 7.75% 7/7/23 (c)		765	727

TOTAL CABLE/SATELLITE TV			913

Diversified Financial Services - 0.0%
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (c)		313	309
Diversified Media - 0.3%
McGraw-Hill School Education Tranche B, term loan 7.5% 12/18/19 (c)		6,114	6,107
Energy - 0.3%
American Energy-Marcellus LLC Tranche B 1LN, term loan 5.25% 8/4/20 (c)		1,610	428
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (c)		1,055	786
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (c)		832	832
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (c)		4,549	2,673
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (c)		395	375
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (c)		573	164
Panda Sherman Power, LLC term loan 9% 9/14/18 (c)		833	783

TOTAL ENERGY			6,041

Entertainment/Film - 0.0%
Livent, Inc. Tranche A, term loan 18% 1/15/49 pay-in-kind (f)	CAD	465	370
Gaming - 1.0%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)		12,986	12,231
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		7,870	7,005

TOTAL GAMING			19,236

Healthcare - 0.7%
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (c)		527	510
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (c)		2,284	2,259
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (c)		2,935	2,935
Tranche B 1LN, term loan 5.25% 12/31/22 (c)		7,322	7,326

TOTAL HEALTHCARE			13,030

Homebuilders/Real Estate - 0.1%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.25% 11/4/22 (c)		905	904
Realogy Corp. Credit-Linked Deposit 4.6873% 10/10/16 (c)		599	593

TOTAL HOMEBUILDERS/REAL ESTATE			1,497

Paper - 0.0%
White Birch Paper Co. Tranche 2LN, term loan 0% 11/8/14 (d)		8,620	0
Services - 0.7%
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (c)		14,002	12,975
Super Retail - 0.2%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 4.5% 9/26/19 (c)		746	738
Sears Roebuck Acceptance Corp. Tranche B, term loan 8.5% 7/20/20 (c)		3,315	3,298

TOTAL SUPER RETAIL			4,036

Technology - 0.8%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (c)		4,728	4,060
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (c)		2,784	2,816
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (c)		1,005	983
Tranche 2LN, term loan 8% 4/9/22 (c)		7,175	6,637

TOTAL TECHNOLOGY			14,496

Telecommunications - 0.2%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (c)		4,855	4,548
LTS Buyer LLC Tranche 2LN, term loan 8% 4/12/21 (c)		63	63

TOTAL TELECOMMUNICATIONS			4,611

Utilities - 0.5%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (c)		9,514	9,502
TOTAL BANK LOAN OBLIGATIONS
(Cost $108,104)			95,615

Preferred Securities - 3.6%
Banks & Thrifts - 3.6%
Bank of America Corp.:
5.2% (c)(i)		2,745	2,612
6.1% (c)(i)		2,590	2,611
Barclays Bank PLC 7.625% 11/21/22		11,090	12,464
Citigroup, Inc. 5.35% (c)(i)		24,830	23,891
Credit Agricole SA:
6.625% (b)(c)(i)		6,105	5,797
7.875% (b)(c)(i)		1,185	1,148
8.125% (b)(c)(i)		3,005	3,129
Goldman Sachs Group, Inc. 5.375% (c)(i)		4,045	4,009
JPMorgan Chase & Co. 5.15% (c)(i)		9,715	9,698
Royal Bank of Scotland Group PLC 8% (c)(i)		1,515	1,463
Wells Fargo & Co. 5.875% (c)(i)		1,660	1,810
TOTAL BANKS & THRIFTS
(Cost $69,620)			68,632
		Shares	Value (000s)

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 0.38% (j)		77,658,456	77,658
Fidelity Securities Lending Cash Central Fund, 0.42% (j)(k)		4,971,575	4,972
TOTAL MONEY MARKET FUNDS
(Cost $82,630)			82,630
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $1,973,696)			1,899,890
NET OTHER ASSETS (LIABILITIES) - 0.2%			4,006
NET ASSETS - 100%			$1,903,896

Currency Abbreviations

CAD – Canadian dollar

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $617,512,000 or 32.4% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing

 (g) Security or a portion of the security is on loan at period end.

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,044,000 or 0.1% of net assets.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$1,538
Warrior Met Coal LLC Class A	9/19/13 - 5/28/14	$2,401
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$8
Ovation Acquisition I LLC	12/23/15	$6
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$4,521

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$84
Fidelity Securities Lending Cash Central Fund	39
Total	$123

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$67,431	$60,298	$6,032	$1,101
Consumer Staples	11,575	11,569	--	6
Energy	13,003	13,003	--	--
Financials	42,521	42,204	--	317
Health Care	59,043	58,789	--	254
Industrials	44,319	43,797	--	522
Information Technology	61,478	61,478	--	--
Materials	24,519	24,519	--	--
Telecommunication Services	7,117	7,117	--	--
Utilities	3,027	3,027	--	--
Corporate Bonds	1,318,980	--	1,318,955	25
Bank Loan Obligations	95,615	--	94,276	1,339
Preferred Securities	68,632	--	68,632	--
Money Market Funds	82,630	82,630	--	--
Total Investments in Securities:	$1,899,890	$408,431	$1,487,895	$3,564

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.1%
Luxembourg	4.6%
Canada	3.5%
Netherlands	2.2%
Ireland	2.1%
United Kingdom	2.0%
France	1.6%
Bermuda	1.1%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,723) — See accompanying schedule: Unaffiliated issuers (cost $1,891,066)	$1,817,260
Fidelity Central Funds (cost $82,630)	82,630
Total Investments (cost $1,973,696)		$1,899,890
Cash		556
Receivable for investments sold		12,994
Receivable for fund shares sold		2,409
Dividends receivable		132
Interest receivable		26,041
Distributions receivable from Fidelity Central Funds		23
Prepaid expenses		1
Receivable from affiliate		1
Other receivables		48
Total assets		1,942,095
Liabilities
Payable for investments purchased
Regular delivery	$11,328
Delayed delivery	16,385
Payable for fund shares redeemed	3,186
Distributions payable	719
Accrued management fee	874
Distribution and service plan fees payable	340
Other affiliated payables	299
Other payables and accrued expenses	96
Collateral on securities loaned, at value	4,972
Total liabilities		38,199
Net Assets		$1,903,896
Net Assets consist of:
Paid in capital		$2,432,487
Undistributed net investment income		10,478
Accumulated undistributed net realized gain (loss) on investments		(465,263)
Net unrealized appreciation (depreciation) on investments		(73,806)
Net Assets		$1,903,896
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($594,582 ÷ 58,272.2 shares)		$10.20
Maximum offering price per share (100/96.00 of $10.20)		$10.62
Class T:
Net Asset Value and redemption price per share ($406,937 ÷ 39,661.8 shares)		$10.26
Maximum offering price per share (100/96.00 of $10.26)		$10.69
Class B:
Net Asset Value and offering price per share ($3,491 ÷ 344.6 shares)(a)		$10.13
Class C:
Net Asset Value and offering price per share ($161,269 ÷ 15,833.6 shares)(a)		$10.19
Class I:
Net Asset Value, offering price and redemption price per share ($737,617 ÷ 77,072.4 shares)		$9.57

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$4,894
Interest		51,650
Income from Fidelity Central Funds		123
Total income		56,667
Expenses
Management fee	$5,195
Transfer agent fees	1,542
Distribution and service plan fees	2,038
Accounting and security lending fees	309
Custodian fees and expenses	16
Independent trustees' compensation	4
Registration fees	62
Audit	44
Legal	207
Miscellaneous	92
Total expenses before reductions	9,509
Expense reductions	(4)	9,505
Net investment income (loss)		47,162
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,719)
Total net realized gain (loss)		(4,719)
Change in net unrealized appreciation (depreciation) on investment securities		(39,122)
Net gain (loss)		(43,841)
Net increase (decrease) in net assets resulting from operations		$3,321

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,162	$95,506
Net realized gain (loss)	(4,719)	15,865
Change in net unrealized appreciation (depreciation)	(39,122)	(110,355)
Net increase (decrease) in net assets resulting from operations	3,321	1,016
Distributions to shareholders from net investment income	(50,526)	(86,700)
Distributions to shareholders from net realized gain	–	(1,926)
Total distributions	(50,526)	(88,626)
Share transactions - net increase (decrease)	(66,329)	68,469
Redemption fees	127	343
Total increase (decrease) in net assets	(113,407)	(18,798)
Net Assets
Beginning of period	2,017,303	2,036,101
End of period (including undistributed net investment income of $10,478 and undistributed net investment income of $13,842, respectively)	$1,903,896	$2,017,303

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor High Income Advantage Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.43	$10.88	$10.73	$10.21	$9.59	$9.87
Income from Investment Operations
Net investment income (loss)A	.250	.498	.480	.569	.607	.593
Net realized and unrealized gain (loss)	(.214)	(.489)	.236	.558	.658	(.238)
Total from investment operations	.036	.009	.716	1.127	1.265	.355
Distributions from net investment income	(.267)	(.451)	(.449)	(.482)	(.647)	(.639)
Distributions from net realized gain	–	(.010)	(.118)	(.127)	–	–
Total distributions	(.267)	(.461)	(.567)	(.609)	(.647)	(.639)
Redemption fees added to paid in capitalA	.001	.002	.001	.002	.002	.004
Net asset value, end of period	$10.20	$10.43	$10.88	$10.73	$10.21	$9.59
Total ReturnB,C,D	.47%	.06%	6.84%	11.39%	13.78%	3.57%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.06%G	1.02%	1.02%	1.02%	1.03%	1.03%
Expenses net of fee waivers, if any	1.06%G	1.02%	1.02%	1.02%	1.03%	1.03%
Expenses net of all reductions	1.05%G	1.02%	1.02%	1.02%	1.03%	1.03%
Net investment income (loss)	5.09%G	4.62%	4.42%	5.42%	6.18%	5.93%
Supplemental Data
Net assets, end of period (in millions)	$595	$636	$682	$698	$705	$659
Portfolio turnover rateH	37%G	42%	41%	66%	66%	68%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor High Income Advantage Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.49	$10.93	$10.78	$10.26	$9.64	$9.92
Income from Investment Operations
Net investment income (loss)A	.252	.501	.484	.573	.610	.597
Net realized and unrealized gain (loss)	(.214)	(.479)	.233	.555	.656	(.241)
Total from investment operations	.038	.022	.717	1.128	1.266	.356
Distributions from net investment income	(.269)	(.454)	(.450)	(.483)	(.648)	(.640)
Distributions from net realized gain	–	(.010)	(.118)	(.127)	–	–
Total distributions	(.269)	(.464)	(.568)	(.610)	(.648)	(.640)
Redemption fees added to paid in capitalA	.001	.002	.001	.002	.002	.004
Net asset value, end of period	$10.26	$10.49	$10.93	$10.78	$10.26	$9.64
Total ReturnB,C,D	.48%	.18%	6.81%	11.34%	13.72%	3.56%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.05%G	1.02%	1.01%	1.01%	1.02%	1.02%
Expenses net of fee waivers, if any	1.05%G	1.02%	1.01%	1.01%	1.02%	1.02%
Expenses net of all reductions	1.05%G	1.02%	1.01%	1.01%	1.02%	1.02%
Net investment income (loss)	5.10%G	4.63%	4.43%	5.43%	6.19%	5.94%
Supplemental Data
Net assets, end of period (in millions)	$407	$445	$504	$528	$547	$543
Portfolio turnover rateH	37%G	42%	41%	66%	66%	68%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor High Income Advantage Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.35	$10.80	$10.65	$10.15	$9.53	$9.82
Income from Investment Operations
Net investment income (loss)A	.214	.424	.401	.489	.532	.519
Net realized and unrealized gain (loss)	(.205)	(.491)	.237	.542	.663	(.245)
Total from investment operations	.009	(.067)	.638	1.031	1.195	.274
Distributions from net investment income	(.230)	(.375)	(.371)	(.406)	(.577)	(.568)
Distributions from net realized gain	–	(.010)	(.118)	(.127)	–	–
Total distributions	(.230)	(.385)	(.489)	(.533)	(.577)	(.568)
Redemption fees added to paid in capitalA	.001	.002	.001	.002	.002	.004
Net asset value, end of period	$10.13	$10.35	$10.80	$10.65	$10.15	$9.53
Total ReturnB,C,D	.19%	(.65)%	6.12%	10.45%	13.06%	2.75%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.78%G	1.71%	1.74%	1.75%	1.75%	1.75%
Expenses net of fee waivers, if any	1.78%G	1.71%	1.74%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.78%G	1.71%	1.74%	1.75%	1.75%	1.74%
Net investment income (loss)	4.37%G	3.93%	3.70%	4.69%	5.46%	5.21%
Supplemental Data
Net assets, end of period (in millions)	$3	$5	$10	$19	$28	$38
Portfolio turnover rateH	37%G	42%	41%	66%	66%	68%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor High Income Advantage Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$10.41	$10.86	$10.71	$10.19	$9.58	$9.86
Income from Investment Operations
Net investment income (loss)A	.212	.415	.398	.489	.533	.518
Net realized and unrealized gain (loss)	(.204)	(.488)	.237	.560	.649	(.237)
Total from investment operations	.008	(.073)	.635	1.049	1.182	.281
Distributions from net investment income	(.229)	(.369)	(.368)	(.404)	(.574)	(.565)
Distributions from net realized gain	–	(.010)	(.118)	(.127)	–	–
Total distributions	(.229)	(.379)	(.486)	(.531)	(.574)	(.565)
Redemption fees added to paid in capitalA	.001	.002	.001	.002	.002	.004
Net asset value, end of period	$10.19	$10.41	$10.86	$10.71	$10.19	$9.58
Total ReturnB,C,D	.19%	(.70)%	6.05%	10.58%	12.85%	2.81%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.82%G	1.78%	1.77%	1.77%	1.78%	1.77%
Expenses net of fee waivers, if any	1.82%G	1.78%	1.77%	1.77%	1.78%	1.77%
Expenses net of all reductions	1.82%G	1.78%	1.77%	1.77%	1.77%	1.77%
Net investment income (loss)	4.33%G	3.86%	3.67%	4.67%	5.44%	5.19%
Supplemental Data
Net assets, end of period (in millions)	$161	$171	$182	$183	$180	$164
Portfolio turnover rateH	37%G	42%	41%	66%	66%	68%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor High Income Advantage Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.78	$10.20	$10.10	$9.65	$9.10	$9.40
Income from Investment Operations
Net investment income (loss)A	.245	.488	.474	.561	.598	.595
Net realized and unrealized gain (loss)	(.195)	(.455)	.216	.524	.623	(.233)
Total from investment operations	.050	.033	.690	1.085	1.221	.362
Distributions from net investment income	(.261)	(.445)	(.473)	(.510)	(.673)	(.666)
Distributions from net realized gain	–	(.010)	(.118)	(.127)	–	–
Total distributions	(.261)	(.455)	(.591)	(.637)	(.673)	(.666)
Redemption fees added to paid in capitalA	.001	.002	.001	.002	.002	.004
Net asset value, end of period	$9.57	$9.78	$10.20	$10.10	$9.65	$9.10
Total ReturnB,C	.64%	.31%	7.02%	11.63%	14.07%	3.83%
Ratios to Average Net AssetsD,E
Expenses before reductions	.82%F	.80%	.78%	.77%	.78%	.77%
Expenses net of fee waivers, if any	.82%F	.80%	.78%	.77%	.78%	.77%
Expenses net of all reductions	.82%F	.80%	.78%	.77%	.78%	.77%
Net investment income (loss)	5.33%F	4.84%	4.66%	5.68%	6.44%	6.19%
Supplemental Data
Net assets, end of period (in millions)	$738	$760	$658	$497	$495	$498
Portfolio turnover rateG	37%F	42%	41%	66%	66%	68%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor High Income Advantage Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, equity-debt classifications, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$113,845
Gross unrealized depreciation	(178,928)
Net unrealized appreciation (depreciation) on securities	$(65,083)
Tax cost	$1,964,973

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(460,999)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $331,105 and $373,376, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$734	$–
Class T	-%	.25%	503	–
Class B	.65%	.25%	19	14
Class C	.75%	.25%	782	75
			$2,038	$89

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$24
Class T	6
Class B(a)	1
Class C(a)	10
$41

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$470.16
Class T	307.15
Class B	5.23
Class C	130.17
Class I	630.18
	$ 1,542

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $569. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $39, including $2 from securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$15,969	$27,809
Class T	10,959	20,007
Class B	101	265
Class C	3,653	6,079
Class I	19,844	32,540
Total	$50,526	$86,700
From net realized gain
Class A	$–	$630
Class T	–	458
Class B	–	9
Class C	–	167
Class I	–	662
Total	$–	$1,926

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	5,522	13,637	$54,483	$146,591
Reinvestment of distributions	1,450	2,345	14,313	25,207
Shares redeemed	(9,721)	(17,660)	(95,446)	(189,628)
Net increase (decrease)	(2,749)	(1,678)	$(26,650)	$(17,830)
Class T
Shares sold	2,163	4,987	$21,240	$54,065
Reinvestment of distributions	1,000	1,726	9,932	18,651
Shares redeemed	(5,903)	(10,408)	(58,221)	(112,520)
Net increase (decrease)	(2,740)	(3,695)	$(27,049)	$(39,804)
Class B
Shares sold	20	18	$186	$200
Reinvestment of distributions	9	22	88	234
Shares redeemed	(195)	(488)	(1,894)	(5,254)
Net increase (decrease)	(166)	(448)	$(1,620)	$(4,820)
Class C
Shares sold	1,482	2,655	$14,512	$28,533
Reinvestment of distributions	302	472	2,974	5,065
Shares redeemed	(2,358)	(3,512)	(23,068)	(37,654)
Net increase (decrease)	(574)	(385)	$(5,582)	$(4,056)
Class I
Shares sold	13,110	25,240	$120,847	$255,522
Reinvestment of distributions	1,883	2,884	17,449	29,047
Shares redeemed	(15,652)	(14,854)	(143,724)	(149,590)
Net increase (decrease)	(659)	13,270	$(5,428)	$134,979

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Income Opportunities Fund was the owner of record of approximately 16% of the total outstanding shares of the Fund.

12. Litigation.

The Fund, and other entities managed by FMR or its affiliates, became aware in March 2015 that they were named as defendants in a lawsuit originally filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. The parties to the dispute have commenced discovery on the value of remaining, unreleased collateral. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $5,769 received in 2009. The Fund was not previously aware that it had been named as a defendant in this case because, in 2009, the Bankruptcy Court allowed the plaintiffs to refrain from serving any of the defendants other than JPMorgan with notice of the filing of the lawsuit. The Fund will explore all available options for minimizing any loss to the Fund. The Fund will also incur legal costs in defending the case.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.06%
Actual		$1,000.00	$1,004.70	$5.28
Hypothetical-C		$1,000.00	$1,019.59	$5.32
Class T	1.05%
Actual		$1,000.00	$1,004.80	$5.23
Hypothetical-C		$1,000.00	$1,019.64	$5.27
Class B	1.78%
Actual		$1,000.00	$1,001.90	$8.86
Hypothetical-C		$1,000.00	$1,016.01	$8.92
Class C	1.82%
Actual		$1,000.00	$1,001.90	$9.06
Hypothetical-C		$1,000.00	$1,015.81	$9.12
Class I	.82%
Actual		$1,000.00	$1,006.40	$4.09
Hypothetical-C		$1,000.00	$1,020.79	$4.12

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

HY-SANN-0616
1.703458.118

Fidelity® Floating Rate High Income Fund (A Class of Fidelity Advisor® Floating Rate High Income Fund) Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of April 30, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Community Health Systems, Inc.	2.8	3.1
Albertson's LLC	2.6	2.5
Charter Communications Operating LLC	1.9	1.9
Altice Financing SA	1.9	1.4
Dell International LLC	1.9	1.8
	11.1

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Technology	10.8	11.5
Healthcare	10.3	10.4
Telecommunications	8.4	7.6
Gaming	6.5	6.8
Services	6.4	5.1

Quality Diversification (% of fund's net assets)

As of April 30, 2016
BBB	4.8%
BB	41.1%
B	39.5%
CCC,CC,C	4.5%
D	0.8%
Not Rated	2.4%
Equities	0.4%
Short-Term Investments and Net Other Assets	6.5%

As of October 31, 2015
BBB	2.8%
BB	46.2%
B	38.9%
CCC,CC,C	3.4%
Not Rated	2.9%
Equities	0.3%
Short-Term Investments and Net Other Assets	5.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of April 30, 2016*
Bank Loan Obligations	84.3%
Nonconvertible Bonds	8.8%
Common Stocks	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	6.5%

 * Foreign investments - 10.9%

As of October 31, 2015 *
Bank Loan Obligations	87.0%
Nonconvertible Bonds	7.2%
Common Stocks	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	5.5%

 * Foreign investments - 10.9%

Investments April 30, 2016

Showing Percentage of Net Assets

Bank Loan Obligations - 84.3%(a)
	Principal Amount (000s)	Value (000s)
Aerospace - 1.1%
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (b)	$9,274	$9,239
TransDigm, Inc. Tranche C, term loan 3.75% 2/28/20 (b)	86,919	86,767

TOTAL AEROSPACE		96,006

Automotive & Auto Parts - 0.7%
Chrysler Group LLC:
term loan 3.25% 12/31/18 (b)	7,147	7,138
Tranche B, term loan 3.5% 5/24/17 (b)	10,886	10,889
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (b)	16,624	12,191
Tranche 2LN, term loan 10% 11/27/21 (b)	24,370	16,084
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (b)	17,379	17,335

TOTAL AUTOMOTIVE & AUTO PARTS		63,637

Broadcasting - 1.2%
Clear Channel Communications, Inc. Tranche D, term loan 7.1852% 1/30/19 (b)	53,720	40,051
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (b)	14,337	14,319
Nielsen Finance LLC Tranche B 2LN, term loan 3.4365% 4/15/21 (b)	16,948	16,986
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (b)	41,650	41,583

TOTAL BROADCASTING		112,939

Building Materials - 0.4%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (b)	11,054	11,068
GCP Applied Technologies, Inc. Tranche B, term loan 5.25% 2/3/22 (b)	2,000	2,020
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (b)	10,448	10,454
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	17,910	17,194

TOTAL BUILDING MATERIALS		40,736

Cable/Satellite TV - 4.9%
Altice U.S. Finance SA Tranche B, term loan 4.25% 12/14/22 (b)	63,534	63,439
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (b)	47,976	47,856
Tranche F, term loan 3% 1/3/21 (b)	75,981	75,759
Tranche I, term loan 3.5% 1/24/23 (b)	54,970	55,186
CSC Holdings LLC:
Tranche B, term loan 2.9352% 4/17/20 (b)	19,991	19,949
Tranche B, term loan 5% 10/9/22 (b)	24,500	24,577
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (b)	14,000	13,358
Numericable LLC:
Tranche B 1LN, term loan 4.5625% 7/20/22 (b)	9,950	9,925
Tranche B 6LN, term loan 4.75% 2/10/23 (b)	14,963	14,968
Tranche B, term loan 5% 1/15/24 (b)	34,400	34,522
UPC Broadband Holding BV Tranche AH, term loan 3.3444% 6/30/21 (b)	12,345	12,325
Virgin Media Investment Holdings Ltd. Tranche B, term loan 3.6492% 6/30/23 (b)	18,863	18,816
WideOpenWest Finance LLC Tranche B, term loan 4.5% 4/1/19 (b)	4,925	4,896
Zayo Group LLC Tranche B 2LN, term loan 4.5% 5/6/21 (b)	6,030	6,063
Ziggo B.V.:
Tranche B 1LN, term loan 3.6519% 1/15/22 (b)	17,010	16,942
Tranche B 2LN, term loan 3.6478% 1/15/22 (b)	10,962	10,918
Tranche B 3LN, term loan 3.6013% 1/15/22 (b)	18,028	17,956

TOTAL CABLE/SATELLITE TV		447,455

Capital Goods - 0.6%
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (b)	4,516	4,223
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.25% 3/13/22 (b)	31,536	31,452
SRAM LLC. Tranche B, term loan 4.0124% 4/10/20 (b)	22,619	19,792

TOTAL CAPITAL GOODS		55,467

Chemicals - 2.2%
Hilex Poly Co. LLC Tranche B 1LN, term loan 6% 12/5/21 (b)	7,970	7,963
Kraton Polymers LLC Tranche B, term loan 6% 1/6/22 (b)	18,495	17,786
MacDermid, Inc.:
Tranche B 1LN, term loan 5.5% 6/7/20 (b)	33,839	33,155
Tranche B 3LN, term loan 5.5% 6/7/20 (b)	22,396	21,988
PQ Corp. Tranche B, term loan 10/27/22 (c)	10,000	10,048
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (b)	13,895	13,760
Tranche B 2LN, term loan 8.5% 6/19/23 (b)	2,130	2,011
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (b)	11,681	11,695
The Chemours Co. LLC Tranche B, term loan 3.75% 5/12/22 (b)	15,687	15,240
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (b)	18,416	18,385
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (b)	11,705	11,289
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (b)	25,996	25,975
Univar, Inc. Tranche B, term loan 4.25% 7/1/22 (b)	14,074	13,896

TOTAL CHEMICALS		203,191

Consumer Products - 0.5%
Revlon Consumer Products Corp.:
term loan 4% 8/19/19 (b)	15,988	16,028
Tranche B, term loan 3.25% 11/19/17 (b)	8,202	8,192
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (b)	17,838	17,786

TOTAL CONSUMER PRODUCTS		42,006

Containers - 2.3%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	42,558	42,452
Berry Plastics Corp.:
Tranche E, term loan 3.75% 1/6/21 (b)	8,592	8,594
Tranche F, term loan 4% 10/1/22 (b)	18,496	18,523
Berry Plastics Group, Inc. term loan 3.5% 2/8/20 (b)	80,252	80,175
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (b)	14,490	14,436
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (b)	13,102	12,650
Hostess Brands LLC:
Tranche B 1LN, term loan 4.5% 8/3/22 (b)	12,059	12,095
Tranche B 2LN, term loan 8.5% 8/3/23 (b)	1,445	1,416
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (b)	17,560	17,593

TOTAL CONTAINERS		207,934

Diversified Financial Services - 2.9%
AlixPartners LLP Tranche B, term loan 4.5% 7/28/22 (b)	24,044	24,134
Assuredpartners, Inc. Tranche B 1LN, term loan 5.75% 10/22/22 (b)	31,551	31,433
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (b)	43,095	43,235
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (b)	8,348	7,388
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (b)	13,397	13,358
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (b)	66,390	66,456
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (b)	11,665	11,504
IBC Capital U.S. LLC Tranche B 1LN, term loan 4.75% 9/11/21 (b)	24,750	23,513
TransUnion LLC Tranche B 2LN, term loan 3.5% 4/9/21 (b)	37,551	37,372

TOTAL DIVERSIFIED FINANCIAL SERVICES		258,393

Diversified Media - 0.4%
McGraw-Hill School Education Tranche B, term loan 7.5% 12/18/19 (b)	10,608	10,595
WMG Acquisition Corp. term loan 3.75% 7/1/20 (b)	22,512	22,227

TOTAL DIVERSIFIED MEDIA		32,822

Energy - 2.7%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (b)	8,600	8,600
Chelsea Petroleum Products I LLC Tranche B, term loan 5.25% 10/28/22 (b)	4,415	4,272
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (b)	13,716	13,716
CPI Acquisition, Inc. Tranche B, term loan 5.5% 8/17/22 (b)	3,592	3,592
Crestwood Holdings Partners LLC Tranche B, term loan 9% 6/19/19 (b)	16,409	14,111
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (b)	30,458	17,894
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (b)	32,039	25,631
Tranche C, term loan 5.25% 3/14/21 (b)	2,549	2,039
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (b)	18,588	17,643
EP Energy LLC Tranche B 3LN, term loan 3.5% 5/24/18 (b)	15,608	12,292
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (b)	13,464	13,498
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (b)	28,028	20,320
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (b)	14,193	13,448
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (b)	13,881	3,973
Panda Sherman Power, LLC term loan 9% 9/14/18 (b)	19,706	18,524
Panda Temple Power, LLC term loan 7.25% 4/3/19 (b)	10,973	9,820
Penn Products Terminals LLC Tranche B, term loan 4.75% 4/13/22 (b)	10,010	9,709
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	38,080	18,691
Targa Resources Corp. term loan 5.75% 2/27/22 (b)	5,581	5,302
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (b)	7,440	7,351

TOTAL ENERGY		240,426

Entertainment/Film - 0.5%
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (b)	6,836	6,608
Tranche B 2LN, term loan 9.25% 7/8/23 (b)	5,305	4,845
Digital Cinema Implementation Partners,LLC Tranche B, term loan 3.25% 5/17/21 (b)	15,454	15,377
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (b)	16,658	16,621

TOTAL ENTERTAINMENT/FILM		43,451

Environmental - 0.7%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (b)	19,179	19,107
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (b)	5,690	5,571
Tranche B 1LN, term loan 4% 12/18/20 (b)	29,721	29,511
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (b)	10,753	10,537

TOTAL ENVIRONMENTAL		64,726

Food & Drug Retail - 3.1%
Albertson's LLC:
Tranche B 3LN, term loan 5.125% 8/25/19 (b)	55,655	55,662
Tranche B 4LN, term loan 5.5% 8/25/21 (b)	180,891	181,398
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (b)	8,241	8,262
Performance Food Group, Inc. Tranche 2LN, term loan 6% 11/14/19 (b)	3,022	3,030
Petco Holdings, Inc. Tranche B 1LN, term loan 5.75% 1/26/23 (b)	19,950	20,061
Rite Aid Corp. Tranche 2 LN2, term loan 4.875% 6/21/21 (b)	10,210	10,216
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (b)	3,586	3,544

TOTAL FOOD & DRUG RETAIL		282,173

Food/Beverage/Tobacco - 0.6%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (b)	3,000	2,990
JBS U.S.A. LLC Tranche B, term loan 3.75% 5/25/18 (b)	19,242	19,230
Keurig Green Mountain, Inc. Tranche B, term loan 5.25% 3/3/23 (b)	14,437	14,476
Pinnacle Foods Finance LLC Tranche I, term loan 3.75% 1/13/23 (b)	8,120	8,155
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (b)	8,266	8,307

TOTAL FOOD/BEVERAGE/TOBACCO		53,158

Gaming - 6.4%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (b)	34,723	34,860
Boyd Gaming Corp. Tranche B, term loan 4% 8/14/20(b)	21,788	21,823
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	101,607	95,701
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	170,462	151,711
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (b)	15,337	15,368
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (b)	36,102	36,125
5.5% 11/21/19 (b)	15,472	15,482
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (b)	24,103	24,110
MGM Mirage, Inc. Tranche A, term loan 4/25/21 (c)	14,405	14,189
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 6/15/18 (b)	23,565	23,407
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (b)	45,335	44,577
Tranche B, term loan 6% 10/18/20 (b)	74,044	72,806
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (b)	11,794	11,809
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (b)	13,120	12,821

TOTAL GAMING		574,789

Healthcare - 9.5%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (b)	11,185	11,073
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (b)	16,203	16,163
AmSurg Corp. Tranche B, term loan 3.5% 7/16/21 (b)	15,940	15,976
Community Health Systems, Inc.:
Tranche F, term loan 3.75% 12/31/18 (b)	40,399	40,197
Tranche G, term loan 3.75% 12/31/19 (b)	56,607	55,738
Tranche H, term loan 4% 1/27/21(b)	158,975	156,554
ConvaTec, Inc. Tranche B, term loan 4.25% 6/15/20 (b)	6,296	6,290
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.5% 6/24/21 (b)	57,345	57,574
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (b)	13,096	12,720
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (b)	24,826	24,081
Emergency Medical Services Corp. Tranche B, term loan 4.25% 5/25/18 (b)	21,161	21,174
Endo Pharmaceuticals, Inc. Tranche B, term loan 3.75% 9/25/22 (b)	32,873	32,749
Grifols, S.A. Tranche B, term loan 3.4352% 2/27/21 (b)	34,131	34,154
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.3809% 5/1/18 (b)	33,104	33,210
Tranche B 6LN, term loan 3.6852% 3/18/23 (b)	65,535	65,954
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (b)	10,100	8,357
Hill-Rom Holdings, Inc. Tranche B, term loan 3.5% 9/8/22 (b)	9,912	9,952
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (b)	20,716	20,669
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (b)	13,834	13,678
Precyse Acquisition Corp. Tranche B, term loan 6.5% 10/20/22 (b)	10,000	9,956
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (b)	5,000	5,000
Tranche B 1LN, term loan 5.25% 12/31/22 (b)	45,386	45,415
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 3.89% 10/20/18 (b)	4,677	4,531
Tranche B, term loan 5% 4/1/22 (b)	50,757	49,438
Tranche BC 2LN, term loan 4.75% 12/11/19 (b)	26,146	25,447
Tranche BD 2LN, term loan 4.5% 2/13/19 (b)	37,184	36,069
Tranche E, term loan 4.75% 8/5/20 (b)	13,846	13,448
Vizient, Inc. Tranche B, term loan 6.25% 2/11/23 (b)	30,000	30,263

TOTAL HEALTHCARE		855,830

Homebuilders/Real Estate - 1.6%
Communications Sales & Leasing, Inc. Tranche B, term loan 5% 10/24/22 (b)	10,474	10,267
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 4.25% 11/4/21 (b)	19,850	19,792
MGM Growth Properties Operating Partner LP Tranche B, term loan 4% 4/25/23 (b)	44,785	45,018
Realogy Corp. Credit-Linked Deposit 4.6873% 10/10/16 (b)	1,528	1,513
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (b)	69,508	69,450

TOTAL HOMEBUILDERS/REAL ESTATE		146,040

Hotels - 2.2%
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (b)	16,755	16,640
Tranche B 1LN, term loan 3.5% 6/27/20 (b)	50,417	50,291
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (b)	95,262	95,577
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (b)	27,076	26,670
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (b)	13,628	13,356

TOTAL HOTELS		202,534

Insurance - 1.2%
Alliant Holdings Intermediate LLC Tranche B, term loan 4.5% 8/14/22 (b)	23,212	22,972
Asurion LLC:
Tranche B 1LN, term loan 5% 5/24/19 (b)	29,135	29,026
Tranche B 2LN, term loan 8.5% 3/3/21 (b)	11,068	10,609
Tranche B 4LN, term loan 5% 8/4/22 (b)	33,770	33,523
HUB International Ltd. Tranche B 1LN, term loan 4.25% 10/2/20 (b)	17,724	17,510

TOTAL INSURANCE		113,640

Leisure - 0.8%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	28,220	27,232
ClubCorp Club Operations, Inc. Tranche B, term loan 4.25% 12/15/22 (b)	10,000	9,995
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (b)	29,589	29,404
Planet Fitness Holdings, LLC. Tranche B, term loan 4.5% 3/31/21 (b)	2,308	2,313

TOTAL LEISURE		68,944

Metals/Mining - 2.1%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (b)	8,745	8,055
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (b)	7,406	3,678
Tranche B 2LN, term loan 8.75% 12/19/20 (b)	3,000	569
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (b)	21,242	19,941
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (b)	59,983	56,442
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (b)	8,978	6,941
Tranche B 2LN, term loan 7.5% 4/16/20 (b)	87,130	58,769
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (b)	19,130	17,982
Tranche B 1LN, term loan 4.25% 7/19/19 (b)	5,490	5,442
Peabody Energy Corp. Tranche B, term loan 0% 9/24/20 (d)	19,086	8,263
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (d)	73,216	0

TOTAL METALS/MINING		186,082

Publishing/Printing - 1.6%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (b)	31,887	31,693
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (b)	52,193	39,275
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (b)	21,461	20,925
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 6.25% 3/22/19 (b)	14,074	14,062
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (b)	24,516	22,187
Proquest LLC Tranche B, term loan 5.75% 10/24/21 (b)	6,965	6,725
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (b)	10,000	9,733

TOTAL PUBLISHING/PRINTING		144,600

Restaurants - 0.4%
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (b)	18,831	18,864
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (b)	20,416	20,339

TOTAL RESTAURANTS		39,203

Services - 6.2%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (b)	6,970	6,891
ARAMARK Corp.:
Credit-Linked Deposit 3.934% 7/26/16 (b)	11	11
Tranche F, term loan 3.25% 2/24/21 (b)	48,698	48,698
3.934% 7/26/16 (b)	15	14
Avis Budget Group, Inc. Tranche B, term loan 3% 3/15/19 (b)	9,626	9,608
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	19,403	19,177
Bright Horizons Family Solutions, Inc. Tranche B, term loan 3.7501% 1/30/20 (b)	9,670	9,675
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (b)	23,113	15,023
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (b)	34,937	34,223
GCA Services Group, Inc. Tranche B 1LN, term loan 5.75% 3/1/23 (b)	10,000	10,063
Hertz Corp.:
Tranche B 2LN, term loan 3% 3/11/18 (b)	31,622	31,497
Tranche B, term loan 3.75% 3/11/18 (b)	21,186	21,159
KAR Auction Services, Inc. Tranche B 3LN, term loan 4.25% 3/9/23 (b)	16,205	16,266
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (b)	21,497	21,296
Tranche 2LN, term loan 7.5% 7/25/22 (b)	5,490	5,161
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (b)	14,925	14,788
Tranche L 2LN, term loan 10.25% 8/13/23 (b)	3,000	2,880
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (b)	148,062	137,205
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	36,174	33,280
Nord Anglia Education Tranche B, term loan 5% 3/31/21 (b)	27,189	26,900
Prime Security Services Borrower LLC Tranche B, term loan 4/21/22 (c)	36,535	36,672
Science Applications International Corp. Tranche B, term loan 3.75% 5/4/22 (b)	10,271	10,303
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (b)	34,990	35,099
Wash Multifamily Acquisition, Inc. Tranche B 1LN, term loan 4.25% 5/14/22 (b)	3,466	3,414
Western Digital Corp. Tranche B, term loan 6.25% 3/30/23 (b)	15,000	14,637

TOTAL SERVICES		563,940

Steel - 0.1%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (b)	6,449	6,425
Super Retail - 5.1%
Academy Ltd. Tranche B, term loan 5% 7/2/22 (b)	30,830	30,207
Bass Pro Group LLC Tranche B, term loan 4% 6/5/20 (b)	3,980	3,914
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (b)	15,038	14,537
Tranche B 1LN, term loan 4.5% 9/26/19 (b)	33,079	32,707
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (b)	9,547	8,509
Dollar Tree, Inc. Tranche B 1LN, term loan 3.5% 7/6/22 (b)	18,113	18,185
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (b)	36,094	35,654
J. Crew Group, Inc. Tranche B, term loan 4% 3/5/21 (b)	36,218	28,828
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (b)	91,422	91,565
Party City Holdings, Inc. Tranche B, term loan 4.25% 8/19/22 (b)	31,057	30,915
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	55,574	55,387
Sears Holdings Corp. Tranche ABL, term loan 5.5077% 6/30/18 (b)	58,993	56,412
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (b)(d)	6,566	936
Staples, Inc. Tranche B 1LN, term loan 4.75% 2/2/22 (b)	50,000	50,110

TOTAL SUPER RETAIL		457,866

Technology - 10.2%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.0105% 1/23/21(b)	9,127	9,089
Tranche B 2LN, term loan 7.5% 1/23/22 (b)	3,590	3,517
Avago Technologies Cayman Finance Ltd. Tranche B, term loan 4.25% 2/1/23 (b)	60,000	60,011
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (b)	34,405	34,190
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (b)	6,156	5,290
5% 9/10/20 (b)	62,423	53,606
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (b)	11,265	10,777
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (b)	31,704	31,677
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (b)	168,575	168,515
Diebold, Inc. term loan 4/5/23 (c)	10,625	10,634
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	30,042	28,803
First Data Corp.:
Tranche B, term loan 3.9389% 9/24/18 (b)	40,000	40,025
Tranche B, term loan 4.1889% 7/10/22 (b)	45,000	45,011
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (b)	27,401	27,264
Global Payments, Inc. Tranche B, term loan 3.9413% 4/22/23 (b)	19,155	19,303
Infor U.S., Inc.:
Tranche B 3LN, term loan 3.75% 6/3/20 (b)	7,483	7,333
Tranche B 5LN, term loan 3.75% 6/3/20 (b)	22,812	22,252
Informatica Corp. Tranche B, term loan 4.25% 8/6/22 (b)	3,451	3,390
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (b)	28,837	29,173
Tranche B 1LN, term loan 4.5% 10/30/19 (b)	31,559	31,467
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (b)	6,000	5,595
Tranche B 1LN, term loan 5% 10/16/22 (b)	9,975	9,950
Micron Technology, Inc. Tranche B, term loan 6.44% 4/26/22 (b)	10,250	10,285
Microsemi Corp. Tranche B, term loan 5.25% 1/15/23 (b)	23,866	24,015
NXP BV Tranche B 2LN, term loan 3.75% 12/7/20 (b)	34,913	35,000
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (b)	10,679	10,447
Tranche 2LN, term loan 8% 4/9/22 (b)	14,755	13,648
Solarwinds Holdings, Inc. Tranche B, term loan 6.5% 2/5/23 (b)	10,500	10,492
Solera LLC Tranche B, term loan 5.75% 3/3/23 (b)	13,500	13,551
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (b)	34,825	34,738
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4.007% 7/8/22 (b)	22,308	22,363
Tranche B 2LN, term loan 4.0185% 7/8/22 (b)	3,178	3,186
Syniverse Holdings, Inc. Tranche B, term loan:
4% 4/23/19 (b)	9,380	7,504
4% 4/23/19 (b)	13,510	10,808
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (b)	36,783	36,002
Vantiv LLC Tranche B, term loan 3.75% 6/13/21 (b)	19,518	19,591
WP Mustang Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/29/21 (b)	15,009	14,784

TOTAL TECHNOLOGY		923,286

Telecommunications - 6.6%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (b)	142,633	143,703
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.1875% 3/31/17 (b)	2,999	2,924
Tranche D 2LN, term loan 4.1309% 3/31/19 (b)	28,561	27,847
DigitalGlobe, Inc. Tranche B, term loan 4.75% 1/31/20 (b)	7,220	7,235
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (b)	9,993	9,931
FPL FiberNet, LLC. Tranche A, term loan 3.8839% 7/22/19 (b)	12,340	12,216
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (b)	24,750	23,636
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (b)	109,555	102,626
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5% 5/31/22 (b)	18,400	18,403
Tranche B 4LN, term loan 4% 1/15/20 (b)	61,000	61,168
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (b)	3,868	3,829
Tranche B 1LN, term loan 4% 4/11/20 (b)	44,137	43,982
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.5% 4/29/22 (b)	17,380	17,396
Sable International Finance Ltd.:
Tranche B 1LN, term loan 12/2/22 (c)	3,575	3,585
Tranche B 2LN, term loan 12/2/22 (c)	2,925	2,933
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (b)	26,428	26,381
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (b)	6,635	5,900
Tranche B 1LN, term loan 4.75% 4/30/20 (b)	33,927	32,082
Tranche B2 1LN, term loan 5.25% 4/30/20 (b)	998	943
T-Mobile U.S.A., Inc. Tranche B, term loan 3.5% 11/9/22 (b)	24,938	25,078
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (b)	7,837	7,504
Telesat Holding, Inc. Tranche B, term loan 3.5% 3/28/19 (b)	16,328	16,300

TOTAL TELECOMMUNICATIONS		595,602

Textiles/Apparel - 0.1%
Samsonite IP Holdings SARL Tranche B, term loan 4/13/23 (c)	9,215	9,282
Transportation Ex Air/Rail - 0.4%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (b)	23,500	20,269
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (b)	16,970	14,877

TOTAL TRANSPORTATION EX AIR/RAIL		35,146

Utilities - 5.0%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (b)	2,263	2,217
6.375% 8/13/19 (b)	34,042	33,361
Aplp Holdings LP Tranche B, term loan 6% 4/13/23 (b)	25,000	24,813
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (b)	66,498	65,501
Tranche B 2LN, term loan 3.25% 1/31/22 (b)	7,100	6,999
Calpine Corp.:
Tranche B 3LN, term loan 4% 10/9/19 (b)	24,614	24,620
Tranche B 5LN, term loan 3.5% 5/28/22 (b)	62,510	62,108
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (b)	13,554	13,497
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (b)	52,884	52,818
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (b)	13,859	13,651
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (b)	26,586	18,876
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (b)	27,236	26,147
InterGen NV Tranche B, term loan 5.5% 6/13/20 (b)	32,984	28,944
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	13,000	12,285
NRG Energy, Inc. Tranche B, term loan 2.75% 7/1/18 (b)	20,317	20,263
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (b)	5,813	4,738
Southcross Holdings Borrower LP Tranche B, term loan 9% 4/13/23	2,588	2,537
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (b)	23,562	22,384
Veresen Midstream LP Tranche B, term loan 5.25% 3/31/22 (b)	20,993	19,593

TOTAL UTILITIES		455,352

TOTAL BANK LOAN OBLIGATIONS
(Cost $7,849,537)		7,623,081

Nonconvertible Bonds - 8.8%
Banks & Thrifts - 0.8%
Ally Financial, Inc. 3.3129% 7/18/16 (b)	75,000	75,121
Broadcasting - 0.3%
AMC Networks, Inc. 4.75% 12/15/22	6,600	6,650
Clear Channel Communications, Inc. 9% 12/15/19	8,677	6,725
Starz LLC/Starz Finance Corp. 5% 9/15/19	9,000	9,169
Univision Communications, Inc. 6.75% 9/15/22 (e)	5,368	5,690

TOTAL BROADCASTING		28,234

Building Materials - 0.1%
CEMEX S.A.B. de CV 5.3784% 10/15/18 (b)(e)	10,000	10,250
Cable/Satellite TV - 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	17,492
5.25% 3/15/21	13,070	13,560
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)	10,815	11,072
Lynx I Corp. 5.375% 4/15/21 (e)	4,500	4,703
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,708

TOTAL CABLE/SATELLITE TV		48,535

Capital Goods - 0.0%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (e)	3,000	1,935
Chemicals - 0.1%
Nufarm Australia Ltd. 6.375% 10/15/19 (e)	5,000	5,063
Containers - 1.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.6339% 12/15/19 (b)(e)	42,330	42,748
3.8896% 5/15/21 (b)(e)(f)	7,000	6,965
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20	58,325	60,512

TOTAL CONTAINERS		110,225

Diversified Financial Services - 1.1%
CIT Group, Inc. 5% 5/15/17	7,000	7,144
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17	18,720	18,673
4.875% 3/15/19	15,000	14,888
International Lease Finance Corp.:
2.5839% 6/15/16 (b)	29,485	29,520
3.875% 4/15/18	7,000	7,105
6.25% 5/15/19	10,000	10,850
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (e)(f)	10,000	10,375

TOTAL DIVERSIFIED FINANCIAL SERVICES		98,555

Energy - 0.6%
American Energy-Permian Basin LLC/AEPB Finance Corp. 7.1186% 8/1/19 (b)(e)	35,115	15,802
Chesapeake Energy Corp. 8% 12/15/22 (e)	17,832	12,126
Citgo Petroleum Corp. 6.25% 8/15/22 (e)	10,000	9,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 12/15/20	5,000	4,738
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	4,492	4,537
Western Refining, Inc. 6.25% 4/1/21	5,305	4,907

TOTAL ENERGY		51,860

Entertainment/Film - 0.0%
Cinemark U.S.A., Inc. 5.125% 12/15/22	3,185	3,296
Food/Beverage/Tobacco - 0.1%
ESAL GmbH 6.25% 2/5/23 (e)	4,000	3,689
Gaming - 0.1%
MCE Finance Ltd. 5% 2/15/21 (e)	10,000	9,648
Healthcare - 0.8%
Community Health Systems, Inc. 5.125% 8/15/18	10,755	10,889
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	8,235	8,626
HCA Holdings, Inc. 3.75% 3/15/19	25,000	25,688
Tenet Healthcare Corp.:
4.1339% 6/15/20 (b)(e)	17,895	17,917
4.75% 6/1/20	8,680	8,940

TOTAL HEALTHCARE		72,060

Homebuilders/Real Estate - 0.2%
CBRE Group, Inc. 5% 3/15/23	17,990	18,559
Metals/Mining - 0.0%
Murray Energy Corp. 11.25% 4/15/21 (e)	9,000	1,733
Peabody Energy Corp. 6% 11/15/18 (d)	5,000	503

TOTAL METALS/MINING		2,236

Publishing/Printing - 0.1%
Cenveo Corp. 6% 8/1/19 (e)	9,850	7,634
Services - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 3.3851% 12/1/17 (b)	14,410	14,410
Technology - 0.6%
Brocade Communications Systems, Inc. 4.625% 1/15/23	7,235	6,982
First Data Corp. 6.75% 11/1/20 (e)	25,460	26,733
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (e)	14,760	15,461
5.75% 3/15/23 (e)	5,000	5,288

TOTAL TECHNOLOGY		54,464

Telecommunications - 1.8%
Altice Financing SA:
6.5% 1/15/22 (e)	7,240	7,312
7.5% 5/15/26 (e)(f)	19,200	19,289
7.875% 12/15/19 (e)	4,000	4,167
Columbus International, Inc. 7.375% 3/30/21 (e)	14,535	15,439
DigitalGlobe, Inc. 5.25% 2/1/21 (e)	3,905	3,529
Intelsat Jackson Holdings SA 6.625% 12/15/22 (Reg. S)	20,000	12,950
Level 3 Financing, Inc. 4.1005% 1/15/18 (b)	15,000	15,124
Numericable Group SA:
4.875% 5/15/19 (e)	27,120	28,123
7.375% 5/1/26 (e)	18,755	19,130
Sprint Capital Corp.:
6.875% 11/15/28	4,000	2,970
6.9% 5/1/19	5,000	4,575
Sprint Communications, Inc.:
6% 11/15/22	30,000	22,065
9% 11/15/18 (e)	3,000	3,173

TOTAL TELECOMMUNICATIONS		157,846

Utilities - 0.2%
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 12.25% 3/1/22 (d)(e)	8,728	9,339
NRG Energy, Inc. 6.625% 3/15/23	4,000	3,930
The AES Corp. 3.6351% 6/1/19 (b)	4,435	4,352

TOTAL UTILITIES		17,621

TOTAL NONCONVERTIBLE BONDS
(Cost $843,994)		791,241
	Shares	Value (000s)

Common Stocks - 0.4%
Broadcasting - 0.0%
Cumulus Media, Inc. Class A (g)	231,058	86
ION Media Networks, Inc.	2,842	1,898

TOTAL BROADCASTING		1,984

Chemicals - 0.3%
LyondellBasell Industries NV Class A	245,943	20,332
Homebuilders/Real Estate - 0.0%
Newhall Holding Co. LLC Class A (g)	289,870	464
Metals/Mining - 0.1%
Warrior Met Coal LLC Class A(h)	35,615	9,230
Paper - 0.0%
White Birch Cayman Holdings Ltd. (g)	12,570	0
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (g)(h)	13,699	120
Telecommunications - 0.0%
FairPoint Communications, Inc. (g)	34,287	455
Utilities - 0.0%
Calpine Corp. (g)	20,715	327
Southcross Holdings Borrower LP (f)	2,927	732

TOTAL UTILITIES		1,059

TOTAL COMMON STOCKS
(Cost $86,589)		33,644

Money Market Funds - 7.6%
Fidelity Cash Central Fund, 0.38% (i)
(Cost $688,684)	688,684,121	688,684
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $9,468,804)		9,136,650
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(96,728)
NET ASSETS - 100%		$9,039,922

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The coupon rate will be determined upon settlement of the loan after period end.

 (d) Non-income producing - Security is in default.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $334,083,000 or 3.7% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Non-income producing

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,350,000 or 0.1% of net assets.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Warrior Met Coal LLC Class A	3/9/11 - 7/11/14	$72,703
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$26

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,123
Total	$1,123

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,104	$86	$120	$1,898
Financials	9,694	--	--	9,694
Materials	20,332	20,332	--	--
Telecommunication Services	455	455	--	--
Utilities	1,059	327	732	--
Bank Loan Obligations	7,623,081	--	7,544,814	78,267
Corporate Bonds	791,241	--	791,241	--
Money Market Funds	688,684	688,684	--	--
Total Investments in Securities:	$9,136,650	$709,884	$8,336,907	$89,859

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.1%
Luxembourg	4.3%
Netherlands	2.1%
Australia	1.5%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $8,780,120)	$8,447,966
Fidelity Central Funds (cost $688,684)	688,684
Total Investments (cost $9,468,804)		$9,136,650
Cash		15,353
Receivable for investments sold		70,141
Receivable for fund shares sold		5,911
Interest receivable		51,064
Distributions receivable from Fidelity Central Funds		205
Prepaid expenses		11
Total assets		9,279,335
Liabilities
Payable for investments purchased
Regular delivery	$172,361
Delayed delivery	38,795
Payable for fund shares redeemed	15,552
Distributions payable	6,567
Accrued management fee	4,193
Distribution and service plan fees payable	684
Other affiliated payables	1,150
Other payables and accrued expenses	111
Total liabilities		239,413
Net Assets		$9,039,922
Net Assets consist of:
Paid in capital		$9,721,150
Distributions in excess of net investment income		(3,670)
Accumulated undistributed net realized gain (loss) on investments		(345,404)
Net unrealized appreciation (depreciation) on investments		(332,154)
Net Assets		$9,039,922
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($723,317 ÷ 77,288 shares)		$9.36
Maximum offering price per share (100/97.25 of $9.36)		$9.62
Class T:
Net Asset Value and redemption price per share ($174,226 ÷ 18,644 shares)		$9.34
Maximum offering price per share (100/97.25 of $9.34)		$9.60
Class B:
Net Asset Value and offering price per share ($8,013 ÷ 858 shares)(a)		$9.34
Class C:
Net Asset Value and offering price per share ($593,679 ÷ 63,451 shares)(a)		$9.36
Fidelity Floating Rate High Income Fund:
Net Asset Value, offering price and redemption price per share ($5,542,537 ÷ 593,033 shares)		$9.35
Class I:
Net Asset Value, offering price and redemption price per share ($1,998,150 ÷ 213,971 shares)		$9.34

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2016
Investment Income
Dividends		$384
Interest		202,345
Income from Fidelity Central Funds		1,123
Total income		203,852
Expenses
Management fee	$26,503
Transfer agent fees	6,650
Distribution and service plan fees	4,280
Accounting fees and expenses	775
Custodian fees and expenses	60
Independent trustees' compensation	21
Registration fees	121
Audit	89
Legal	36
Miscellaneous	32
Total expenses before reductions	38,567
Expense reductions	(38)	38,529
Net investment income (loss)		165,323
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(211,518)
Total net realized gain (loss)		(211,518)
Change in net unrealized appreciation (depreciation) on investment securities		150,790
Net gain (loss)		(60,728)
Net increase (decrease) in net assets resulting from operations		$104,595

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2016	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$165,323	$489,822
Net realized gain (loss)	(211,518)	(176,848)
Change in net unrealized appreciation (depreciation)	150,790	(378,925)
Net increase (decrease) in net assets resulting from operations	104,595	(65,951)
Distributions to shareholders from net investment income	(207,126)	(448,829)
Distributions to shareholders from net realized gain	–	(58,045)
Total distributions	(207,126)	(506,874)
Share transactions - net increase (decrease)	(1,642,306)	(3,268,839)
Redemption fees	259	858
Total increase (decrease) in net assets	(1,744,578)	(3,840,806)
Net Assets
Beginning of period	10,784,500	14,625,306
End of period (including distributions in excess of net investment income of $3,670 and undistributed net investment income of $38,133, respectively)	$9,039,922	$10,784,500

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Floating Rate High Income Fund Class A

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.42	$9.85	$9.99	$9.94	$9.73	$9.79
Income from Investment Operations
Net investment income (loss)A	.153	.375	.317	.310	.340	.317
Net realized and unrealized gain (loss)	(.020)	(.425)	(.114)	.070	.195	(.080)
Total from investment operations	.133	(.050)	.203	.380	.535	.237
Distributions from net investment income	(.193)	(.341)	(.307)	(.282)	(.325)	(.298)
Distributions from net realized gain	–	(.040)	(.036)	(.049)	–	–
Total distributions	(.193)	(.381)	(.343)	(.331)	(.325)	(.298)
Redemption fees added to paid in capitalA	–B	.001	–B	.001	–B	.001
Net asset value, end of period	$9.36	$9.42	$9.85	$9.99	$9.94	$9.73
Total ReturnC,D,E	1.47%	(.53)%	2.05%	3.89%	5.60%	2.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	.99%H	.98%	.98%	.99%	.99%	1.00%
Expenses net of fee waivers, if any	.99%H	.98%	.98%	.99%	.99%	1.00%
Expenses net of all reductions	.99%H	.98%	.98%	.99%	.99%	1.00%
Net investment income (loss)	3.35%H	3.86%	3.17%	3.11%	3.47%	3.25%
Supplemental Data
Net assets, end of period (in millions)	$723	$863	$1,185	$1,681	$1,305	$1,587
Portfolio turnover rateI	26%H	26%	54%	62%	49%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Floating Rate High Income Fund Class T

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.40	$9.84	$9.98	$9.93	$9.72	$9.77
Income from Investment Operations
Net investment income (loss)A	.148	.365	.306	.299	.330	.312
Net realized and unrealized gain (loss)	(.020)	(.434)	(.112)	.071	.195	(.070)
Total from investment operations	.128	(.069)	.194	.370	.525	.242
Distributions from net investment income	(.188)	(.332)	(.298)	(.272)	(.315)	(.293)
Distributions from net realized gain	–	(.040)	(.036)	(.049)	–	–
Total distributions	(.188)	(.372)	(.334)	(.321)	(.315)	(.293)
Redemption fees added to paid in capitalA	–B	.001	–B	.001	–B	.001
Net asset value, end of period	$9.34	$9.40	$9.84	$9.98	$9.93	$9.72
Total ReturnC,D,E	1.42%	(.72)%	1.96%	3.79%	5.50%	2.51%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.09%H	1.07%	1.07%	1.09%	1.09%	1.05%
Expenses net of fee waivers, if any	1.09%H	1.07%	1.07%	1.09%	1.09%	1.05%
Expenses net of all reductions	1.09%H	1.07%	1.07%	1.09%	1.09%	1.05%
Net investment income (loss)	3.25%H	3.77%	3.08%	3.01%	3.37%	3.19%
Supplemental Data
Net assets, end of period (in millions)	$174	$195	$240	$272	$241	$271
Portfolio turnover rateI	26%H	26%	54%	62%	49%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Floating Rate High Income Fund Class B

	Six months ended April 30,	Years ended October 31,
April 30,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.40	$9.83	$9.98	$9.93	$9.72	$9.77
Income from Investment Operations
Net investment income (loss)A	.131	.328	.264	.256	.288	.266
Net realized and unrealized gain (loss)	(.021)	(.425)	(.123)	.071	.195	(.070)
Total from investment operations	.110	(.097)	.141	.327	.483	.196
Distributions from net investment income	(.170)	(.294)	(.255)	(.229)	(.273)	(.247)
Distributions from net realized gain	–	(.040)	(.036)	(.049)	–	–
Total distributions	(.170)	(.334)	(.291)	(.278)	(.273)	(.247)
Redemption fees added to paid in capitalA	–B	.001	–B	.001	–B	.001
Net asset value, end of period	$9.34	$9.40	$9.83	$9.98	$9.93	$9.72
Total ReturnC,D,E	1.22%	(1.01)%	1.42%	3.35%	5.05%	2.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.48%H	1.46%	1.50%	1.52%	1.52%	1.52%
Expenses net of fee waivers, if any	1.48%H	1.46%	1.50%	1.52%	1.52%	1.52%
Expenses net of all reductions	1.48%H	1.46%	1.50%	1.52%	1.52%	1.52%
Net investment income (loss)	2.86%H	3.38%	2.64%	2.58%	2.94%	2.72%
Supplemental Data
Net assets, end of period (in millions)	$8	$11	$17	$23	$24	$32
Portfolio turnover rateI	26%H	26%	54%	62%	49%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Floating Rate High Income Fund Class C

	Six months ended April 30,	Years ended October 31,
April 30,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.41	$9.85	$9.99	$9.94	$9.73	$9.78
Income from Investment Operations
Net investment income (loss)A	.118	.301	.241	.235	.267	.244
Net realized and unrealized gain (loss)	(.010)	(.434)	(.113)	.070	.195	(.070)
Total from investment operations	.108	(.133)	.128	.305	.462	.174
Distributions from net investment income	(.158)	(.268)	(.232)	(.207)	(.252)	(.225)
Distributions from net realized gain	–	(.040)	(.036)	(.049)	–	–
Total distributions	(.158)	(.308)	(.268)	(.256)	(.252)	(.225)
Redemption fees added to paid in capitalA	–B	.001	–B	.001	–B	.001
Net asset value, end of period	$9.36	$9.41	$9.85	$9.99	$9.94	$9.73
Total ReturnC,D,E	1.20%	(1.38)%	1.29%	3.11%	4.81%	1.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%H	1.73%	1.73%	1.74%	1.74%	1.74%
Expenses net of fee waivers, if any	1.75%H	1.73%	1.73%	1.74%	1.74%	1.74%
Expenses net of all reductions	1.75%H	1.73%	1.73%	1.74%	1.74%	1.74%
Net investment income (loss)	2.59%H	3.10%	2.41%	2.35%	2.72%	2.50%
Supplemental Data
Net assets, end of period (in millions)	$594	$671	$835	$960	$806	$852
Portfolio turnover rateI	26%H	26%	54%	62%	49%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Floating Rate High Income Fund

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.40	$9.84	$9.98	$9.93	$9.72	$9.77
Income from Investment Operations
Net investment income (loss)A	.165	.401	.344	.337	.368	.345
Net realized and unrealized gain (loss)	(.010)	(.435)	(.113)	.071	.195	(.070)
Total from investment operations	.155	(.034)	.231	.408	.563	.275
Distributions from net investment income	(.205)	(.367)	(.335)	(.310)	(.353)	(.326)
Distributions from net realized gain	–	(.040)	(.036)	(.049)	–	–
Total distributions	(.205)	(.407)	(.371)	(.359)	(.353)	(.326)
Redemption fees added to paid in capitalA	–B	.001	–B	.001	–B	.001
Net asset value, end of period	$9.35	$9.40	$9.84	$9.98	$9.93	$9.72
Total ReturnC,D	1.72%	(.36)%	2.34%	4.19%	5.91%	2.86%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%G	.70%	.69%	.70%	.71%	.71%
Expenses net of fee waivers, if any	.71%G	.70%	.69%	.70%	.71%	.71%
Expenses net of all reductions	.71%G	.70%	.69%	.70%	.71%	.71%
Net investment income (loss)	3.62%G	4.14%	3.45%	3.39%	3.75%	3.53%
Supplemental Data
Net assets, end of period (in millions)	$5,543	$6,615	$9,032	$8,882	$5,720	$5,399
Portfolio turnover rateH	26%G	26%	54%	62%	49%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Floating Rate High Income Fund Class I

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.40	$9.83	$9.97	$9.92	$9.71	$9.77
Income from Investment Operations
Net investment income (loss)A	.163	.396	.339	.332	.363	.341
Net realized and unrealized gain (loss)	(.020)	(.424)	(.113)	.071	.196	(.079)
Total from investment operations	.143	(.028)	.226	.403	.559	.262
Distributions from net investment income	(.203)	(.363)	(.330)	(.305)	(.349)	(.323)
Distributions from net realized gain	–	(.040)	(.036)	(.049)	–	–
Total distributions	(.203)	(.403)	(.366)	(.354)	(.349)	(.323)
Redemption fees added to paid in capitalA	–B	.001	–B	.001	–B	.001
Net asset value, end of period	$9.34	$9.40	$9.83	$9.97	$9.92	$9.71
Total ReturnC,D	1.59%	(.30)%	2.29%	4.15%	5.87%	2.72%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.74%	.74%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.76%G	.74%	.74%	.75%	.75%	.75%
Expenses net of all reductions	.76%G	.74%	.74%	.75%	.75%	.75%
Net investment income (loss)	3.58%G	4.10%	3.40%	3.34%	3.71%	3.50%
Supplemental Data
Net assets, end of period (in millions)	$1,998	$2,429	$3,317	$3,646	$2,510	$1,992
Portfolio turnover rateH	26%G	26%	54%	62%	49%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Floating Rate High Income, and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$86,597
Gross unrealized depreciation	(405,309)
Net unrealized appreciation (depreciation) on securities	$(318,712)
Tax cost	$9,455,362

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$(23,762)
Long-term	(110,060)
Total capital loss carryforward	$(133,822)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchase and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations, other than short-term securities, aggregated $1,144,603 and $2,803,763, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$956	$–
Class T	-%	.25%	223	–
Class B	.55%	.15%	33	26
Class C	.75%	.25%	3,068	141
			$4,280	$167

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.50% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$11
Class T	2
Class B(a)	4
Class C(a)	22
$39

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$576.15
Class T	222.25
Class B	9.19
Class C	477.16
Fidelity Floating Rate High Income Fund	3,585.13
Class I	1,781.17
	$6,650

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $18.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expensed in the amount of $20.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$16,133	$33,971
Class T	3,670	7,344
Class B	178	423
Class C	10,629	20,389
Fidelity Floating Rate High Income Fund	129,064	280,321
Class I	47,452	106,381
Total	$207,126	$448,829
From net realized gain
Class A	$–	$4,660
Class T	–	949
Class B	–	67
Class C	–	3,316
Fidelity Floating Rate High Income Fund	–	35,966
Class I	–	13,087
Total	$–	$58,045

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	6,852	14,549	$62,933	$140,420
Reinvestment of distributions	1,588	3,585	14,541	34,673
Shares redeemed	(22,827)	(46,740)	(208,943)	(452,094)
Net increase (decrease)	(14,387)	(28,606)	$(131,469)	$(277,001)
Class T
Shares sold	652	2,073	$5,984	$20,042
Reinvestment of distributions	373	799	3,408	7,716
Shares redeemed	(3,087)	(6,523)	(28,280)	(63,018)
Net increase (decrease)	(2,062)	(3,651)	$(18,888)	$(35,260)
Class B
Shares sold	9	106	$80	$1,023
Reinvestment of distributions	17	44	159	429
Shares redeemed	(358)	(682)	(3,269)	(6,588)
Net increase (decrease)	(332)	(532)	$(3,030)	$(5,136)
Class C
Shares sold	2,636	7,045	$24,162	$68,101
Reinvestment of distributions	929	1,955	8,504	18,899
Shares redeemed	(11,368)	(22,521)	(104,058)	(217,845)
Net increase (decrease)	(7,803)	(13,521)	$(71,392)	$(130,845)
Fidelity Floating Rate High Income Fund
Shares sold	54,376	148,966	$498,481	$1,441,402
Reinvestment of distributions	11,253	26,586	102,906	256,678
Shares redeemed	(176,129)	(390,276)	(1,612,295)	(3,761,603)
Net increase (decrease)	(110,500)	(214,724)	$(1,010,908)	$(2,063,523)
Class I
Shares sold	32,191	66,570	$294,462	$643,823
Reinvestment of distributions	3,209	7,469	29,313	72,034
Shares redeemed	(79,995)	(152,936)	(730,394)	(1,472,931)
Net increase (decrease)	(44,595)	(78,897)	$(406,619)	$(757,074)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of April 30, 2016, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended April 30, 2016 and for the year ended October 31, 2015, and the financial highlights for the six months ended April 30, 2016 and for each of the five years in the period ended October 31, 2015. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodians, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2016, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2016 and for the year ended October 31, 2015, and the financial highlights for the six months ended April 30, 2016 and for each of the five years in the period ended October 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 17, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	.99%
Actual		$1,000.00	$1,014.70	$4.96
Hypothetical-C		$1,000.00	$1,019.94	$4.97
Class T	1.09%
Actual		$1,000.00	$1,014.20	$5.46
Hypothetical-C		$1,000.00	$1,019.44	$5.47
Class B	1.48%
Actual		$1,000.00	$1,012.20	$7.40
Hypothetical-C		$1,000.00	$1,017.50	$7.42
Class C	1.75%
Actual		$1,000.00	$1,012.00	$8.75
Hypothetical-C		$1,000.00	$1,016.16	$8.77
Fidelity Floating Rate High Income Fund	.71%
Actual		$1,000.00	$1,017.20	$3.56
Hypothetical-C		$1,000.00	$1,021.33	$3.57
Class I	.76%
Actual		$1,000.00	$1,015.90	$3.81
Hypothetical-C		$1,000.00	$1,021.08	$3.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

FHI-SANN-0616
1.784920.113

Fidelity Advisor® Floating Rate High Income Fund Class A, Class T, Class B and Class C Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of April 30, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Community Health Systems, Inc.	2.8	3.1
Albertson's LLC	2.6	2.5
Charter Communications Operating LLC	1.9	1.9
Altice Financing SA	1.9	1.4
Dell International LLC	1.9	1.8
	11.1

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Technology	10.8	11.5
Healthcare	10.3	10.4
Telecommunications	8.4	7.6
Gaming	6.5	6.8
Services	6.4	5.1

Quality Diversification (% of fund's net assets)

As of April 30, 2016
BBB	4.8%
BB	41.1%
B	39.5%
CCC,CC,C	4.5%
D	0.8%
Not Rated	2.4%
Equities	0.4%
Short-Term Investments and Net Other Assets	6.5%

As of October 31, 2015
BBB	2.8%
BB	46.2%
B	38.9%
CCC,CC,C	3.4%
Not Rated	2.9%
Equities	0.3%
Short-Term Investments and Net Other Assets	5.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of April 30, 2016*
Bank Loan Obligations	84.3%
Nonconvertible Bonds	8.8%
Common Stocks	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	6.5%

 * Foreign investments - 10.9%

As of October 31, 2015*
Bank Loan Obligations	87.0%
Nonconvertible Bonds	7.2%
Common Stocks	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	5.5%

 * Foreign investments - 10.9%

Investments April 30, 2016

Showing Percentage of Net Assets

Bank Loan Obligations - 84.3%(a)
	Principal Amount (000s)	Value (000s)
Aerospace - 1.1%
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (b)	$9,274	$9,239
TransDigm, Inc. Tranche C, term loan 3.75% 2/28/20 (b)	86,919	86,767

TOTAL AEROSPACE		96,006

Automotive & Auto Parts - 0.7%
Chrysler Group LLC:
term loan 3.25% 12/31/18 (b)	7,147	7,138
Tranche B, term loan 3.5% 5/24/17 (b)	10,886	10,889
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (b)	16,624	12,191
Tranche 2LN, term loan 10% 11/27/21 (b)	24,370	16,084
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (b)	17,379	17,335

TOTAL AUTOMOTIVE & AUTO PARTS		63,637

Broadcasting - 1.2%
Clear Channel Communications, Inc. Tranche D, term loan 7.1852% 1/30/19 (b)	53,720	40,051
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (b)	14,337	14,319
Nielsen Finance LLC Tranche B 2LN, term loan 3.4365% 4/15/21 (b)	16,948	16,986
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (b)	41,650	41,583

TOTAL BROADCASTING		112,939

Building Materials - 0.4%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (b)	11,054	11,068
GCP Applied Technologies, Inc. Tranche B, term loan 5.25% 2/3/22 (b)	2,000	2,020
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (b)	10,448	10,454
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	17,910	17,194

TOTAL BUILDING MATERIALS		40,736

Cable/Satellite TV - 4.9%
Altice U.S. Finance SA Tranche B, term loan 4.25% 12/14/22 (b)	63,534	63,439
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (b)	47,976	47,856
Tranche F, term loan 3% 1/3/21 (b)	75,981	75,759
Tranche I, term loan 3.5% 1/24/23 (b)	54,970	55,186
CSC Holdings LLC:
Tranche B, term loan 2.9352% 4/17/20 (b)	19,991	19,949
Tranche B, term loan 5% 10/9/22 (b)	24,500	24,577
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (b)	14,000	13,358
Numericable LLC:
Tranche B 1LN, term loan 4.5625% 7/20/22 (b)	9,950	9,925
Tranche B 6LN, term loan 4.75% 2/10/23 (b)	14,963	14,968
Tranche B, term loan 5% 1/15/24 (b)	34,400	34,522
UPC Broadband Holding BV Tranche AH, term loan 3.3444% 6/30/21 (b)	12,345	12,325
Virgin Media Investment Holdings Ltd. Tranche B, term loan 3.6492% 6/30/23 (b)	18,863	18,816
WideOpenWest Finance LLC Tranche B, term loan 4.5% 4/1/19 (b)	4,925	4,896
Zayo Group LLC Tranche B 2LN, term loan 4.5% 5/6/21 (b)	6,030	6,063
Ziggo B.V.:
Tranche B 1LN, term loan 3.6519% 1/15/22 (b)	17,010	16,942
Tranche B 2LN, term loan 3.6478% 1/15/22 (b)	10,962	10,918
Tranche B 3LN, term loan 3.6013% 1/15/22 (b)	18,028	17,956

TOTAL CABLE/SATELLITE TV		447,455

Capital Goods - 0.6%
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (b)	4,516	4,223
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.25% 3/13/22 (b)	31,536	31,452
SRAM LLC. Tranche B, term loan 4.0124% 4/10/20 (b)	22,619	19,792

TOTAL CAPITAL GOODS		55,467

Chemicals - 2.2%
Hilex Poly Co. LLC Tranche B 1LN, term loan 6% 12/5/21 (b)	7,970	7,963
Kraton Polymers LLC Tranche B, term loan 6% 1/6/22 (b)	18,495	17,786
MacDermid, Inc.:
Tranche B 1LN, term loan 5.5% 6/7/20 (b)	33,839	33,155
Tranche B 3LN, term loan 5.5% 6/7/20 (b)	22,396	21,988
PQ Corp. Tranche B, term loan 10/27/22 (c)	10,000	10,048
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (b)	13,895	13,760
Tranche B 2LN, term loan 8.5% 6/19/23 (b)	2,130	2,011
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (b)	11,681	11,695
The Chemours Co. LLC Tranche B, term loan 3.75% 5/12/22 (b)	15,687	15,240
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (b)	18,416	18,385
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (b)	11,705	11,289
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (b)	25,996	25,975
Univar, Inc. Tranche B, term loan 4.25% 7/1/22 (b)	14,074	13,896

TOTAL CHEMICALS		203,191

Consumer Products - 0.5%
Revlon Consumer Products Corp.:
term loan 4% 8/19/19 (b)	15,988	16,028
Tranche B, term loan 3.25% 11/19/17 (b)	8,202	8,192
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (b)	17,838	17,786

TOTAL CONSUMER PRODUCTS		42,006

Containers - 2.3%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	42,558	42,452
Berry Plastics Corp.:
Tranche E, term loan 3.75% 1/6/21 (b)	8,592	8,594
Tranche F, term loan 4% 10/1/22 (b)	18,496	18,523
Berry Plastics Group, Inc. term loan 3.5% 2/8/20 (b)	80,252	80,175
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (b)	14,490	14,436
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (b)	13,102	12,650
Hostess Brands LLC:
Tranche B 1LN, term loan 4.5% 8/3/22 (b)	12,059	12,095
Tranche B 2LN, term loan 8.5% 8/3/23 (b)	1,445	1,416
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (b)	17,560	17,593

TOTAL CONTAINERS		207,934

Diversified Financial Services - 2.9%
AlixPartners LLP Tranche B, term loan 4.5% 7/28/22 (b)	24,044	24,134
Assuredpartners, Inc. Tranche B 1LN, term loan 5.75% 10/22/22 (b)	31,551	31,433
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (b)	43,095	43,235
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (b)	8,348	7,388
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (b)	13,397	13,358
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (b)	66,390	66,456
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (b)	11,665	11,504
IBC Capital U.S. LLC Tranche B 1LN, term loan 4.75% 9/11/21 (b)	24,750	23,513
TransUnion LLC Tranche B 2LN, term loan 3.5% 4/9/21 (b)	37,551	37,372

TOTAL DIVERSIFIED FINANCIAL SERVICES		258,393

Diversified Media - 0.4%
McGraw-Hill School Education Tranche B, term loan 7.5% 12/18/19 (b)	10,608	10,595
WMG Acquisition Corp. term loan 3.75% 7/1/20 (b)	22,512	22,227

TOTAL DIVERSIFIED MEDIA		32,822

Energy - 2.7%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (b)	8,600	8,600
Chelsea Petroleum Products I LLC Tranche B, term loan 5.25% 10/28/22 (b)	4,415	4,272
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (b)	13,716	13,716
CPI Acquisition, Inc. Tranche B, term loan 5.5% 8/17/22 (b)	3,592	3,592
Crestwood Holdings Partners LLC Tranche B, term loan 9% 6/19/19 (b)	16,409	14,111
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (b)	30,458	17,894
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (b)	32,039	25,631
Tranche C, term loan 5.25% 3/14/21 (b)	2,549	2,039
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (b)	18,588	17,643
EP Energy LLC Tranche B 3LN, term loan 3.5% 5/24/18 (b)	15,608	12,292
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (b)	13,464	13,498
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (b)	28,028	20,320
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (b)	14,193	13,448
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (b)	13,881	3,973
Panda Sherman Power, LLC term loan 9% 9/14/18 (b)	19,706	18,524
Panda Temple Power, LLC term loan 7.25% 4/3/19 (b)	10,973	9,820
Penn Products Terminals LLC Tranche B, term loan 4.75% 4/13/22 (b)	10,010	9,709
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	38,080	18,691
Targa Resources Corp. term loan 5.75% 2/27/22 (b)	5,581	5,302
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (b)	7,440	7,351

TOTAL ENERGY		240,426

Entertainment/Film - 0.5%
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (b)	6,836	6,608
Tranche B 2LN, term loan 9.25% 7/8/23 (b)	5,305	4,845
Digital Cinema Implementation Partners,LLC Tranche B, term loan 3.25% 5/17/21 (b)	15,454	15,377
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (b)	16,658	16,621

TOTAL ENTERTAINMENT/FILM		43,451

Environmental - 0.7%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (b)	19,179	19,107
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (b)	5,690	5,571
Tranche B 1LN, term loan 4% 12/18/20 (b)	29,721	29,511
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (b)	10,753	10,537

TOTAL ENVIRONMENTAL		64,726

Food & Drug Retail - 3.1%
Albertson's LLC:
Tranche B 3LN, term loan 5.125% 8/25/19 (b)	55,655	55,662
Tranche B 4LN, term loan 5.5% 8/25/21 (b)	180,891	181,398
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (b)	8,241	8,262
Performance Food Group, Inc. Tranche 2LN, term loan 6% 11/14/19 (b)	3,022	3,030
Petco Holdings, Inc. Tranche B 1LN, term loan 5.75% 1/26/23 (b)	19,950	20,061
Rite Aid Corp. Tranche 2 LN2, term loan 4.875% 6/21/21 (b)	10,210	10,216
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (b)	3,586	3,544

TOTAL FOOD & DRUG RETAIL		282,173

Food/Beverage/Tobacco - 0.6%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (b)	3,000	2,990
JBS U.S.A. LLC Tranche B, term loan 3.75% 5/25/18 (b)	19,242	19,230
Keurig Green Mountain, Inc. Tranche B, term loan 5.25% 3/3/23 (b)	14,437	14,476
Pinnacle Foods Finance LLC Tranche I, term loan 3.75% 1/13/23 (b)	8,120	8,155
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (b)	8,266	8,307

TOTAL FOOD/BEVERAGE/TOBACCO		53,158

Gaming - 6.4%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (b)	34,723	34,860
Boyd Gaming Corp. Tranche B, term loan 4% 8/14/20(b)	21,788	21,823
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	101,607	95,701
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	170,462	151,711
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (b)	15,337	15,368
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (b)	36,102	36,125
5.5% 11/21/19 (b)	15,472	15,482
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (b)	24,103	24,110
MGM Mirage, Inc. Tranche A, term loan 4/25/21 (c)	14,405	14,189
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 6/15/18 (b)	23,565	23,407
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (b)	45,335	44,577
Tranche B, term loan 6% 10/18/20 (b)	74,044	72,806
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (b)	11,794	11,809
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (b)	13,120	12,821

TOTAL GAMING		574,789

Healthcare - 9.5%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (b)	11,185	11,073
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (b)	16,203	16,163
AmSurg Corp. Tranche B, term loan 3.5% 7/16/21 (b)	15,940	15,976
Community Health Systems, Inc.:
Tranche F, term loan 3.75% 12/31/18 (b)	40,399	40,197
Tranche G, term loan 3.75% 12/31/19 (b)	56,607	55,738
Tranche H, term loan 4% 1/27/21(b)	158,975	156,554
ConvaTec, Inc. Tranche B, term loan 4.25% 6/15/20 (b)	6,296	6,290
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.5% 6/24/21 (b)	57,345	57,574
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (b)	13,096	12,720
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (b)	24,826	24,081
Emergency Medical Services Corp. Tranche B, term loan 4.25% 5/25/18 (b)	21,161	21,174
Endo Pharmaceuticals, Inc. Tranche B, term loan 3.75% 9/25/22 (b)	32,873	32,749
Grifols, S.A. Tranche B, term loan 3.4352% 2/27/21 (b)	34,131	34,154
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.3809% 5/1/18 (b)	33,104	33,210
Tranche B 6LN, term loan 3.6852% 3/18/23 (b)	65,535	65,954
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (b)	10,100	8,357
Hill-Rom Holdings, Inc. Tranche B, term loan 3.5% 9/8/22 (b)	9,912	9,952
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (b)	20,716	20,669
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (b)	13,834	13,678
Precyse Acquisition Corp. Tranche B, term loan 6.5% 10/20/22 (b)	10,000	9,956
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (b)	5,000	5,000
Tranche B 1LN, term loan 5.25% 12/31/22 (b)	45,386	45,415
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 3.89% 10/20/18 (b)	4,677	4,531
Tranche B, term loan 5% 4/1/22 (b)	50,757	49,438
Tranche BC 2LN, term loan 4.75% 12/11/19 (b)	26,146	25,447
Tranche BD 2LN, term loan 4.5% 2/13/19 (b)	37,184	36,069
Tranche E, term loan 4.75% 8/5/20 (b)	13,846	13,448
Vizient, Inc. Tranche B, term loan 6.25% 2/11/23 (b)	30,000	30,263

TOTAL HEALTHCARE		855,830

Homebuilders/Real Estate - 1.6%
Communications Sales & Leasing, Inc. Tranche B, term loan 5% 10/24/22 (b)	10,474	10,267
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 4.25% 11/4/21 (b)	19,850	19,792
MGM Growth Properties Operating Partner LP Tranche B, term loan 4% 4/25/23 (b)	44,785	45,018
Realogy Corp. Credit-Linked Deposit 4.6873% 10/10/16 (b)	1,528	1,513
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (b)	69,508	69,450

TOTAL HOMEBUILDERS/REAL ESTATE		146,040

Hotels - 2.2%
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (b)	16,755	16,640
Tranche B 1LN, term loan 3.5% 6/27/20 (b)	50,417	50,291
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (b)	95,262	95,577
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (b)	27,076	26,670
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (b)	13,628	13,356

TOTAL HOTELS		202,534

Insurance - 1.2%
Alliant Holdings Intermediate LLC Tranche B, term loan 4.5% 8/14/22 (b)	23,212	22,972
Asurion LLC:
Tranche B 1LN, term loan 5% 5/24/19 (b)	29,135	29,026
Tranche B 2LN, term loan 8.5% 3/3/21 (b)	11,068	10,609
Tranche B 4LN, term loan 5% 8/4/22 (b)	33,770	33,523
HUB International Ltd. Tranche B 1LN, term loan 4.25% 10/2/20 (b)	17,724	17,510

TOTAL INSURANCE		113,640

Leisure - 0.8%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	28,220	27,232
ClubCorp Club Operations, Inc. Tranche B, term loan 4.25% 12/15/22 (b)	10,000	9,995
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (b)	29,589	29,404
Planet Fitness Holdings, LLC. Tranche B, term loan 4.5% 3/31/21 (b)	2,308	2,313

TOTAL LEISURE		68,944

Metals/Mining - 2.1%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (b)	8,745	8,055
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (b)	7,406	3,678
Tranche B 2LN, term loan 8.75% 12/19/20 (b)	3,000	569
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (b)	21,242	19,941
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (b)	59,983	56,442
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (b)	8,978	6,941
Tranche B 2LN, term loan 7.5% 4/16/20 (b)	87,130	58,769
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (b)	19,130	17,982
Tranche B 1LN, term loan 4.25% 7/19/19 (b)	5,490	5,442
Peabody Energy Corp. Tranche B, term loan 0% 9/24/20 (d)	19,086	8,263
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (d)	73,216	0

TOTAL METALS/MINING		186,082

Publishing/Printing - 1.6%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (b)	31,887	31,693
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (b)	52,193	39,275
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (b)	21,461	20,925
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 6.25% 3/22/19 (b)	14,074	14,062
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (b)	24,516	22,187
Proquest LLC Tranche B, term loan 5.75% 10/24/21 (b)	6,965	6,725
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (b)	10,000	9,733

TOTAL PUBLISHING/PRINTING		144,600

Restaurants - 0.4%
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (b)	18,831	18,864
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (b)	20,416	20,339

TOTAL RESTAURANTS		39,203

Services - 6.2%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (b)	6,970	6,891
ARAMARK Corp.:
Credit-Linked Deposit 3.934% 7/26/16 (b)	11	11
Tranche F, term loan 3.25% 2/24/21 (b)	48,698	48,698
3.934% 7/26/16 (b)	15	14
Avis Budget Group, Inc. Tranche B, term loan 3% 3/15/19 (b)	9,626	9,608
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	19,403	19,177
Bright Horizons Family Solutions, Inc. Tranche B, term loan 3.7501% 1/30/20 (b)	9,670	9,675
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (b)	23,113	15,023
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (b)	34,937	34,223
GCA Services Group, Inc. Tranche B 1LN, term loan 5.75% 3/1/23 (b)	10,000	10,063
Hertz Corp.:
Tranche B 2LN, term loan 3% 3/11/18 (b)	31,622	31,497
Tranche B, term loan 3.75% 3/11/18 (b)	21,186	21,159
KAR Auction Services, Inc. Tranche B 3LN, term loan 4.25% 3/9/23 (b)	16,205	16,266
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (b)	21,497	21,296
Tranche 2LN, term loan 7.5% 7/25/22 (b)	5,490	5,161
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (b)	14,925	14,788
Tranche L 2LN, term loan 10.25% 8/13/23 (b)	3,000	2,880
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (b)	148,062	137,205
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	36,174	33,280
Nord Anglia Education Tranche B, term loan 5% 3/31/21 (b)	27,189	26,900
Prime Security Services Borrower LLC Tranche B, term loan 4/21/22 (c)	36,535	36,672
Science Applications International Corp. Tranche B, term loan 3.75% 5/4/22 (b)	10,271	10,303
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (b)	34,990	35,099
Wash Multifamily Acquisition, Inc. Tranche B 1LN, term loan 4.25% 5/14/22 (b)	3,466	3,414
Western Digital Corp. Tranche B, term loan 6.25% 3/30/23 (b)	15,000	14,637

TOTAL SERVICES		563,940

Steel - 0.1%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (b)	6,449	6,425
Super Retail - 5.1%
Academy Ltd. Tranche B, term loan 5% 7/2/22 (b)	30,830	30,207
Bass Pro Group LLC Tranche B, term loan 4% 6/5/20 (b)	3,980	3,914
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (b)	15,038	14,537
Tranche B 1LN, term loan 4.5% 9/26/19 (b)	33,079	32,707
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (b)	9,547	8,509
Dollar Tree, Inc. Tranche B 1LN, term loan 3.5% 7/6/22 (b)	18,113	18,185
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (b)	36,094	35,654
J. Crew Group, Inc. Tranche B, term loan 4% 3/5/21 (b)	36,218	28,828
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (b)	91,422	91,565
Party City Holdings, Inc. Tranche B, term loan 4.25% 8/19/22 (b)	31,057	30,915
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	55,574	55,387
Sears Holdings Corp. Tranche ABL, term loan 5.5077% 6/30/18 (b)	58,993	56,412
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (b)(d)	6,566	936
Staples, Inc. Tranche B 1LN, term loan 4.75% 2/2/22 (b)	50,000	50,110

TOTAL SUPER RETAIL		457,866

Technology - 10.2%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.0105% 1/23/21(b)	9,127	9,089
Tranche B 2LN, term loan 7.5% 1/23/22 (b)	3,590	3,517
Avago Technologies Cayman Finance Ltd. Tranche B, term loan 4.25% 2/1/23 (b)	60,000	60,011
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (b)	34,405	34,190
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (b)	6,156	5,290
5% 9/10/20 (b)	62,423	53,606
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (b)	11,265	10,777
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (b)	31,704	31,677
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (b)	168,575	168,515
Diebold, Inc. term loan 4/5/23 (c)	10,625	10,634
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	30,042	28,803
First Data Corp.:
Tranche B, term loan 3.9389% 9/24/18 (b)	40,000	40,025
Tranche B, term loan 4.1889% 7/10/22 (b)	45,000	45,011
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (b)	27,401	27,264
Global Payments, Inc. Tranche B, term loan 3.9413% 4/22/23 (b)	19,155	19,303
Infor U.S., Inc.:
Tranche B 3LN, term loan 3.75% 6/3/20 (b)	7,483	7,333
Tranche B 5LN, term loan 3.75% 6/3/20 (b)	22,812	22,252
Informatica Corp. Tranche B, term loan 4.25% 8/6/22 (b)	3,451	3,390
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (b)	28,837	29,173
Tranche B 1LN, term loan 4.5% 10/30/19 (b)	31,559	31,467
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (b)	6,000	5,595
Tranche B 1LN, term loan 5% 10/16/22 (b)	9,975	9,950
Micron Technology, Inc. Tranche B, term loan 6.44% 4/26/22 (b)	10,250	10,285
Microsemi Corp. Tranche B, term loan 5.25% 1/15/23 (b)	23,866	24,015
NXP BV Tranche B 2LN, term loan 3.75% 12/7/20 (b)	34,913	35,000
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (b)	10,679	10,447
Tranche 2LN, term loan 8% 4/9/22 (b)	14,755	13,648
Solarwinds Holdings, Inc. Tranche B, term loan 6.5% 2/5/23 (b)	10,500	10,492
Solera LLC Tranche B, term loan 5.75% 3/3/23 (b)	13,500	13,551
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (b)	34,825	34,738
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4.007% 7/8/22 (b)	22,308	22,363
Tranche B 2LN, term loan 4.0185% 7/8/22 (b)	3,178	3,186
Syniverse Holdings, Inc. Tranche B, term loan:
4% 4/23/19 (b)	9,380	7,504
4% 4/23/19 (b)	13,510	10,808
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (b)	36,783	36,002
Vantiv LLC Tranche B, term loan 3.75% 6/13/21 (b)	19,518	19,591
WP Mustang Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/29/21 (b)	15,009	14,784

TOTAL TECHNOLOGY		923,286

Telecommunications - 6.6%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (b)	142,633	143,703
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.1875% 3/31/17 (b)	2,999	2,924
Tranche D 2LN, term loan 4.1309% 3/31/19 (b)	28,561	27,847
DigitalGlobe, Inc. Tranche B, term loan 4.75% 1/31/20 (b)	7,220	7,235
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (b)	9,993	9,931
FPL FiberNet, LLC. Tranche A, term loan 3.8839% 7/22/19 (b)	12,340	12,216
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (b)	24,750	23,636
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (b)	109,555	102,626
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5% 5/31/22 (b)	18,400	18,403
Tranche B 4LN, term loan 4% 1/15/20 (b)	61,000	61,168
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (b)	3,868	3,829
Tranche B 1LN, term loan 4% 4/11/20 (b)	44,137	43,982
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.5% 4/29/22 (b)	17,380	17,396
Sable International Finance Ltd.:
Tranche B 1LN, term loan 12/2/22 (c)	3,575	3,585
Tranche B 2LN, term loan 12/2/22 (c)	2,925	2,933
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (b)	26,428	26,381
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (b)	6,635	5,900
Tranche B 1LN, term loan 4.75% 4/30/20 (b)	33,927	32,082
Tranche B2 1LN, term loan 5.25% 4/30/20 (b)	998	943
T-Mobile U.S.A., Inc. Tranche B, term loan 3.5% 11/9/22 (b)	24,938	25,078
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (b)	7,837	7,504
Telesat Holding, Inc. Tranche B, term loan 3.5% 3/28/19 (b)	16,328	16,300

TOTAL TELECOMMUNICATIONS		595,602

Textiles/Apparel - 0.1%
Samsonite IP Holdings SARL Tranche B, term loan 4/13/23 (c)	9,215	9,282
Transportation Ex Air/Rail - 0.4%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (b)	23,500	20,269
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (b)	16,970	14,877

TOTAL TRANSPORTATION EX AIR/RAIL		35,146

Utilities - 5.0%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (b)	2,263	2,217
6.375% 8/13/19 (b)	34,042	33,361
Aplp Holdings LP Tranche B, term loan 6% 4/13/23 (b)	25,000	24,813
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (b)	66,498	65,501
Tranche B 2LN, term loan 3.25% 1/31/22 (b)	7,100	6,999
Calpine Corp.:
Tranche B 3LN, term loan 4% 10/9/19 (b)	24,614	24,620
Tranche B 5LN, term loan 3.5% 5/28/22 (b)	62,510	62,108
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (b)	13,554	13,497
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (b)	52,884	52,818
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (b)	13,859	13,651
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (b)	26,586	18,876
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (b)	27,236	26,147
InterGen NV Tranche B, term loan 5.5% 6/13/20 (b)	32,984	28,944
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	13,000	12,285
NRG Energy, Inc. Tranche B, term loan 2.75% 7/1/18 (b)	20,317	20,263
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (b)	5,813	4,738
Southcross Holdings Borrower LP Tranche B, term loan 9% 4/13/23	2,588	2,537
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (b)	23,562	22,384
Veresen Midstream LP Tranche B, term loan 5.25% 3/31/22 (b)	20,993	19,593

TOTAL UTILITIES		455,352

TOTAL BANK LOAN OBLIGATIONS
(Cost $7,849,537)		7,623,081

Nonconvertible Bonds - 8.8%
Banks & Thrifts - 0.8%
Ally Financial, Inc. 3.3129% 7/18/16 (b)	75,000	75,121
Broadcasting - 0.3%
AMC Networks, Inc. 4.75% 12/15/22	6,600	6,650
Clear Channel Communications, Inc. 9% 12/15/19	8,677	6,725
Starz LLC/Starz Finance Corp. 5% 9/15/19	9,000	9,169
Univision Communications, Inc. 6.75% 9/15/22 (e)	5,368	5,690

TOTAL BROADCASTING		28,234

Building Materials - 0.1%
CEMEX S.A.B. de CV 5.3784% 10/15/18 (b)(e)	10,000	10,250
Cable/Satellite TV - 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	17,492
5.25% 3/15/21	13,070	13,560
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)	10,815	11,072
Lynx I Corp. 5.375% 4/15/21 (e)	4,500	4,703
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,708

TOTAL CABLE/SATELLITE TV		48,535

Capital Goods - 0.0%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (e)	3,000	1,935
Chemicals - 0.1%
Nufarm Australia Ltd. 6.375% 10/15/19 (e)	5,000	5,063
Containers - 1.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.6339% 12/15/19 (b)(e)	42,330	42,748
3.8896% 5/15/21 (b)(e)(f)	7,000	6,965
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20	58,325	60,512

TOTAL CONTAINERS		110,225

Diversified Financial Services - 1.1%
CIT Group, Inc. 5% 5/15/17	7,000	7,144
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17	18,720	18,673
4.875% 3/15/19	15,000	14,888
International Lease Finance Corp.:
2.5839% 6/15/16 (b)	29,485	29,520
3.875% 4/15/18	7,000	7,105
6.25% 5/15/19	10,000	10,850
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (e)(f)	10,000	10,375

TOTAL DIVERSIFIED FINANCIAL SERVICES		98,555

Energy - 0.6%
American Energy-Permian Basin LLC/AEPB Finance Corp. 7.1186% 8/1/19 (b)(e)	35,115	15,802
Chesapeake Energy Corp. 8% 12/15/22 (e)	17,832	12,126
Citgo Petroleum Corp. 6.25% 8/15/22 (e)	10,000	9,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 12/15/20	5,000	4,738
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	4,492	4,537
Western Refining, Inc. 6.25% 4/1/21	5,305	4,907

TOTAL ENERGY		51,860

Entertainment/Film - 0.0%
Cinemark U.S.A., Inc. 5.125% 12/15/22	3,185	3,296
Food/Beverage/Tobacco - 0.1%
ESAL GmbH 6.25% 2/5/23 (e)	4,000	3,689
Gaming - 0.1%
MCE Finance Ltd. 5% 2/15/21 (e)	10,000	9,648
Healthcare - 0.8%
Community Health Systems, Inc. 5.125% 8/15/18	10,755	10,889
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	8,235	8,626
HCA Holdings, Inc. 3.75% 3/15/19	25,000	25,688
Tenet Healthcare Corp.:
4.1339% 6/15/20 (b)(e)	17,895	17,917
4.75% 6/1/20	8,680	8,940

TOTAL HEALTHCARE		72,060

Homebuilders/Real Estate - 0.2%
CBRE Group, Inc. 5% 3/15/23	17,990	18,559
Metals/Mining - 0.0%
Murray Energy Corp. 11.25% 4/15/21 (e)	9,000	1,733
Peabody Energy Corp. 6% 11/15/18 (d)	5,000	503

TOTAL METALS/MINING		2,236

Publishing/Printing - 0.1%
Cenveo Corp. 6% 8/1/19 (e)	9,850	7,634
Services - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 3.3851% 12/1/17 (b)	14,410	14,410
Technology - 0.6%
Brocade Communications Systems, Inc. 4.625% 1/15/23	7,235	6,982
First Data Corp. 6.75% 11/1/20 (e)	25,460	26,733
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (e)	14,760	15,461
5.75% 3/15/23 (e)	5,000	5,288

TOTAL TECHNOLOGY		54,464

Telecommunications - 1.8%
Altice Financing SA:
6.5% 1/15/22 (e)	7,240	7,312
7.5% 5/15/26 (e)(f)	19,200	19,289
7.875% 12/15/19 (e)	4,000	4,167
Columbus International, Inc. 7.375% 3/30/21 (e)	14,535	15,439
DigitalGlobe, Inc. 5.25% 2/1/21 (e)	3,905	3,529
Intelsat Jackson Holdings SA 6.625% 12/15/22 (Reg. S)	20,000	12,950
Level 3 Financing, Inc. 4.1005% 1/15/18 (b)	15,000	15,124
Numericable Group SA:
4.875% 5/15/19 (e)	27,120	28,123
7.375% 5/1/26 (e)	18,755	19,130
Sprint Capital Corp.:
6.875% 11/15/28	4,000	2,970
6.9% 5/1/19	5,000	4,575
Sprint Communications, Inc.:
6% 11/15/22	30,000	22,065
9% 11/15/18 (e)	3,000	3,173

TOTAL TELECOMMUNICATIONS		157,846

Utilities - 0.2%
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 12.25% 3/1/22 (d)(e)	8,728	9,339
NRG Energy, Inc. 6.625% 3/15/23	4,000	3,930
The AES Corp. 3.6351% 6/1/19 (b)	4,435	4,352

TOTAL UTILITIES		17,621

TOTAL NONCONVERTIBLE BONDS
(Cost $843,994)		791,241
	Shares	Value (000s)

Common Stocks - 0.4%
Broadcasting - 0.0%
Cumulus Media, Inc. Class A (g)	231,058	86
ION Media Networks, Inc.	2,842	1,898

TOTAL BROADCASTING		1,984

Chemicals - 0.3%
LyondellBasell Industries NV Class A	245,943	20,332
Homebuilders/Real Estate - 0.0%
Newhall Holding Co. LLC Class A (g)	289,870	464
Metals/Mining - 0.1%
Warrior Met Coal LLC Class A(h)	35,615	9,230
Paper - 0.0%
White Birch Cayman Holdings Ltd. (g)	12,570	0
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (g)(h)	13,699	120
Telecommunications - 0.0%
FairPoint Communications, Inc. (g)	34,287	455
Utilities - 0.0%
Calpine Corp. (g)	20,715	327
Southcross Holdings Borrower LP (f)	2,927	732

TOTAL UTILITIES		1,059

TOTAL COMMON STOCKS
(Cost $86,589)		33,644

Money Market Funds - 7.6%
Fidelity Cash Central Fund, 0.38% (i)
(Cost $688,684)	688,684,121	688,684
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $9,468,804)		9,136,650
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(96,728)
NET ASSETS - 100%		$9,039,922

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The coupon rate will be determined upon settlement of the loan after period end.

 (d) Non-income producing - Security is in default.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $334,083,000 or 3.7% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Non-income producing

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,350,000 or 0.1% of net assets.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Warrior Met Coal LLC Class A	3/9/11 - 7/11/14	$72,703
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$26

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,123
Total	$1,123

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,104	$86	$120	$1,898
Financials	9,694	--	--	9,694
Materials	20,332	20,332	--	--
Telecommunication Services	455	455	--	--
Utilities	1,059	327	732	--
Bank Loan Obligations	7,623,081	--	7,544,814	78,267
Corporate Bonds	791,241	--	791,241	--
Money Market Funds	688,684	688,684	--	--
Total Investments in Securities:	$9,136,650	$709,884	$8,336,907	$89,859

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.1%
Luxembourg	4.3%
Netherlands	2.1%
Australia	1.5%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $8,780,120)	$8,447,966
Fidelity Central Funds (cost $688,684)	688,684
Total Investments (cost $9,468,804)		$9,136,650
Cash		15,353
Receivable for investments sold		70,141
Receivable for fund shares sold		5,911
Interest receivable		51,064
Distributions receivable from Fidelity Central Funds		205
Prepaid expenses		11
Total assets		9,279,335
Liabilities
Payable for investments purchased
Regular delivery	$172,361
Delayed delivery	38,795
Payable for fund shares redeemed	15,552
Distributions payable	6,567
Accrued management fee	4,193
Distribution and service plan fees payable	684
Other affiliated payables	1,150
Other payables and accrued expenses	111
Total liabilities		239,413
Net Assets		$9,039,922
Net Assets consist of:
Paid in capital		$9,721,150
Distributions in excess of net investment income		(3,670)
Accumulated undistributed net realized gain (loss) on investments		(345,404)
Net unrealized appreciation (depreciation) on investments		(332,154)
Net Assets		$9,039,922
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($723,317 ÷ 77,288 shares)		$9.36
Maximum offering price per share (100/97.25 of $9.36)		$9.62
Class T:
Net Asset Value and redemption price per share ($174,226 ÷ 18,644 shares)		$9.34
Maximum offering price per share (100/97.25 of $9.34)		$9.60
Class B:
Net Asset Value and offering price per share ($8,013 ÷ 858 shares)(a)		$9.34
Class C:
Net Asset Value and offering price per share ($593,679 ÷ 63,451 shares)(a)		$9.36
Fidelity Floating Rate High Income Fund:
Net Asset Value, offering price and redemption price per share ($5,542,537 ÷ 593,033 shares)		$9.35
Class I:
Net Asset Value, offering price and redemption price per share ($1,998,150 ÷ 213,971 shares)		$9.34

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2016
Investment Income
Dividends		$384
Interest		202,345
Income from Fidelity Central Funds		1,123
Total income		203,852
Expenses
Management fee	$26,503
Transfer agent fees	6,650
Distribution and service plan fees	4,280
Accounting fees and expenses	775
Custodian fees and expenses	60
Independent trustees' compensation	21
Registration fees	121
Audit	89
Legal	36
Miscellaneous	32
Total expenses before reductions	38,567
Expense reductions	(38)	38,529
Net investment income (loss)		165,323
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(211,518)
Total net realized gain (loss)		(211,518)
Change in net unrealized appreciation (depreciation) on investment securities		150,790
Net gain (loss)		(60,728)
Net increase (decrease) in net assets resulting from operations		$104,595

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2016	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$165,323	$489,822
Net realized gain (loss)	(211,518)	(176,848)
Change in net unrealized appreciation (depreciation)	150,790	(378,925)
Net increase (decrease) in net assets resulting from operations	104,595	(65,951)
Distributions to shareholders from net investment income	(207,126)	(448,829)
Distributions to shareholders from net realized gain	–	(58,045)
Total distributions	(207,126)	(506,874)
Share transactions - net increase (decrease)	(1,642,306)	(3,268,839)
Redemption fees	259	858
Total increase (decrease) in net assets	(1,744,578)	(3,840,806)
Net Assets
Beginning of period	10,784,500	14,625,306
End of period (including distributions in excess of net investment income of $3,670 and undistributed net investment income of $38,133, respectively)	$9,039,922	$10,784,500

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Floating Rate High Income Fund Class A

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.42	$9.85	$9.99	$9.94	$9.73	$9.79
Income from Investment Operations
Net investment income (loss)A	.153	.375	.317	.310	.340	.317
Net realized and unrealized gain (loss)	(.020)	(.425)	(.114)	.070	.195	(.080)
Total from investment operations	.133	(.050)	.203	.380	.535	.237
Distributions from net investment income	(.193)	(.341)	(.307)	(.282)	(.325)	(.298)
Distributions from net realized gain	–	(.040)	(.036)	(.049)	–	–
Total distributions	(.193)	(.381)	(.343)	(.331)	(.325)	(.298)
Redemption fees added to paid in capitalA	–B	.001	–B	.001	–B	.001
Net asset value, end of period	$9.36	$9.42	$9.85	$9.99	$9.94	$9.73
Total ReturnC,D,E	1.47%	(.53)%	2.05%	3.89%	5.60%	2.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	.99%H	.98%	.98%	.99%	.99%	1.00%
Expenses net of fee waivers, if any	.99%H	.98%	.98%	.99%	.99%	1.00%
Expenses net of all reductions	.99%H	.98%	.98%	.99%	.99%	1.00%
Net investment income (loss)	3.35%H	3.86%	3.17%	3.11%	3.47%	3.25%
Supplemental Data
Net assets, end of period (in millions)	$723	$863	$1,185	$1,681	$1,305	$1,587
Portfolio turnover rateI	26%H	26%	54%	62%	49%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Floating Rate High Income Fund Class T

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.40	$9.84	$9.98	$9.93	$9.72	$9.77
Income from Investment Operations
Net investment income (loss)A	.148	.365	.306	.299	.330	.312
Net realized and unrealized gain (loss)	(.020)	(.434)	(.112)	.071	.195	(.070)
Total from investment operations	.128	(.069)	.194	.370	.525	.242
Distributions from net investment income	(.188)	(.332)	(.298)	(.272)	(.315)	(.293)
Distributions from net realized gain	–	(.040)	(.036)	(.049)	–	–
Total distributions	(.188)	(.372)	(.334)	(.321)	(.315)	(.293)
Redemption fees added to paid in capitalA	–B	.001	–B	.001	–B	.001
Net asset value, end of period	$9.34	$9.40	$9.84	$9.98	$9.93	$9.72
Total ReturnC,D,E	1.42%	(.72)%	1.96%	3.79%	5.50%	2.51%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.09%H	1.07%	1.07%	1.09%	1.09%	1.05%
Expenses net of fee waivers, if any	1.09%H	1.07%	1.07%	1.09%	1.09%	1.05%
Expenses net of all reductions	1.09%H	1.07%	1.07%	1.09%	1.09%	1.05%
Net investment income (loss)	3.25%H	3.77%	3.08%	3.01%	3.37%	3.19%
Supplemental Data
Net assets, end of period (in millions)	$174	$195	$240	$272	$241	$271
Portfolio turnover rateI	26%H	26%	54%	62%	49%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Floating Rate High Income Fund Class B

	Six months ended April 30,	Years ended October 31,
April 30,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.40	$9.83	$9.98	$9.93	$9.72	$9.77
Income from Investment Operations
Net investment income (loss)A	.131	.328	.264	.256	.288	.266
Net realized and unrealized gain (loss)	(.021)	(.425)	(.123)	.071	.195	(.070)
Total from investment operations	.110	(.097)	.141	.327	.483	.196
Distributions from net investment income	(.170)	(.294)	(.255)	(.229)	(.273)	(.247)
Distributions from net realized gain	–	(.040)	(.036)	(.049)	–	–
Total distributions	(.170)	(.334)	(.291)	(.278)	(.273)	(.247)
Redemption fees added to paid in capitalA	–B	.001	–B	.001	–B	.001
Net asset value, end of period	$9.34	$9.40	$9.83	$9.98	$9.93	$9.72
Total ReturnC,D,E	1.22%	(1.01)%	1.42%	3.35%	5.05%	2.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.48%H	1.46%	1.50%	1.52%	1.52%	1.52%
Expenses net of fee waivers, if any	1.48%H	1.46%	1.50%	1.52%	1.52%	1.52%
Expenses net of all reductions	1.48%H	1.46%	1.50%	1.52%	1.52%	1.52%
Net investment income (loss)	2.86%H	3.38%	2.64%	2.58%	2.94%	2.72%
Supplemental Data
Net assets, end of period (in millions)	$8	$11	$17	$23	$24	$32
Portfolio turnover rateI	26%H	26%	54%	62%	49%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Floating Rate High Income Fund Class C

	Six months ended April 30,	Years ended October 31,
April 30,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.41	$9.85	$9.99	$9.94	$9.73	$9.78
Income from Investment Operations
Net investment income (loss)A	.118	.301	.241	.235	.267	.244
Net realized and unrealized gain (loss)	(.010)	(.434)	(.113)	.070	.195	(.070)
Total from investment operations	.108	(.133)	.128	.305	.462	.174
Distributions from net investment income	(.158)	(.268)	(.232)	(.207)	(.252)	(.225)
Distributions from net realized gain	–	(.040)	(.036)	(.049)	–	–
Total distributions	(.158)	(.308)	(.268)	(.256)	(.252)	(.225)
Redemption fees added to paid in capitalA	–B	.001	–B	.001	–B	.001
Net asset value, end of period	$9.36	$9.41	$9.85	$9.99	$9.94	$9.73
Total ReturnC,D,E	1.20%	(1.38)%	1.29%	3.11%	4.81%	1.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%H	1.73%	1.73%	1.74%	1.74%	1.74%
Expenses net of fee waivers, if any	1.75%H	1.73%	1.73%	1.74%	1.74%	1.74%
Expenses net of all reductions	1.75%H	1.73%	1.73%	1.74%	1.74%	1.74%
Net investment income (loss)	2.59%H	3.10%	2.41%	2.35%	2.72%	2.50%
Supplemental Data
Net assets, end of period (in millions)	$594	$671	$835	$960	$806	$852
Portfolio turnover rateI	26%H	26%	54%	62%	49%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Floating Rate High Income Fund

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.40	$9.84	$9.98	$9.93	$9.72	$9.77
Income from Investment Operations
Net investment income (loss)A	.165	.401	.344	.337	.368	.345
Net realized and unrealized gain (loss)	(.010)	(.435)	(.113)	.071	.195	(.070)
Total from investment operations	.155	(.034)	.231	.408	.563	.275
Distributions from net investment income	(.205)	(.367)	(.335)	(.310)	(.353)	(.326)
Distributions from net realized gain	–	(.040)	(.036)	(.049)	–	–
Total distributions	(.205)	(.407)	(.371)	(.359)	(.353)	(.326)
Redemption fees added to paid in capitalA	–B	.001	–B	.001	–B	.001
Net asset value, end of period	$9.35	$9.40	$9.84	$9.98	$9.93	$9.72
Total ReturnC,D	1.72%	(.36)%	2.34%	4.19%	5.91%	2.86%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%G	.70%	.69%	.70%	.71%	.71%
Expenses net of fee waivers, if any	.71%G	.70%	.69%	.70%	.71%	.71%
Expenses net of all reductions	.71%G	.70%	.69%	.70%	.71%	.71%
Net investment income (loss)	3.62%G	4.14%	3.45%	3.39%	3.75%	3.53%
Supplemental Data
Net assets, end of period (in millions)	$5,543	$6,615	$9,032	$8,882	$5,720	$5,399
Portfolio turnover rateH	26%G	26%	54%	62%	49%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Floating Rate High Income Fund Class I

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.40	$9.83	$9.97	$9.92	$9.71	$9.77
Income from Investment Operations
Net investment income (loss)A	.163	.396	.339	.332	.363	.341
Net realized and unrealized gain (loss)	(.020)	(.424)	(.113)	.071	.196	(.079)
Total from investment operations	.143	(.028)	.226	.403	.559	.262
Distributions from net investment income	(.203)	(.363)	(.330)	(.305)	(.349)	(.323)
Distributions from net realized gain	–	(.040)	(.036)	(.049)	–	–
Total distributions	(.203)	(.403)	(.366)	(.354)	(.349)	(.323)
Redemption fees added to paid in capitalA	–B	.001	–B	.001	–B	.001
Net asset value, end of period	$9.34	$9.40	$9.83	$9.97	$9.92	$9.71
Total ReturnC,D	1.59%	(.30)%	2.29%	4.15%	5.87%	2.72%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.74%	.74%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.76%G	.74%	.74%	.75%	.75%	.75%
Expenses net of all reductions	.76%G	.74%	.74%	.75%	.75%	.75%
Net investment income (loss)	3.58%G	4.10%	3.40%	3.34%	3.71%	3.50%
Supplemental Data
Net assets, end of period (in millions)	$1,998	$2,429	$3,317	$3,646	$2,510	$1,992
Portfolio turnover rateH	26%G	26%	54%	62%	49%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Floating Rate High Income, and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$86,597
Gross unrealized depreciation	(405,309)
Net unrealized appreciation (depreciation) on securities	$(318,712)
Tax cost	$9,455,362

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$(23,762)
Long-term	(110,060)
Total capital loss carryforward	$(133,822)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchase and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations, other than short-term securities, aggregated $1,144,603 and $2,803,763, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$956	$–
Class T	-%	.25%	223	–
Class B	.55%	.15%	33	26
Class C	.75%	.25%	3,068	141
			$4,280	$167

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.50% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$11
Class T	2
Class B(a)	4
Class C(a)	22
$39

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$576.15
Class T	222.25
Class B	9.19
Class C	477.16
Fidelity Floating Rate High Income Fund	3,585.13
Class I	1,781.17
	$6,650

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $18.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expensed in the amount of $20.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$16,133	$33,971
Class T	3,670	7,344
Class B	178	423
Class C	10,629	20,389
Fidelity Floating Rate High Income Fund	129,064	280,321
Class I	47,452	106,381
Total	$207,126	$448,829
From net realized gain
Class A	$–	$4,660
Class T	–	949
Class B	–	67
Class C	–	3,316
Fidelity Floating Rate High Income Fund	–	35,966
Class I	–	13,087
Total	$–	$58,045

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	6,852	14,549	$62,933	$140,420
Reinvestment of distributions	1,588	3,585	14,541	34,673
Shares redeemed	(22,827)	(46,740)	(208,943)	(452,094)
Net increase (decrease)	(14,387)	(28,606)	$(131,469)	$(277,001)
Class T
Shares sold	652	2,073	$5,984	$20,042
Reinvestment of distributions	373	799	3,408	7,716
Shares redeemed	(3,087)	(6,523)	(28,280)	(63,018)
Net increase (decrease)	(2,062)	(3,651)	$(18,888)	$(35,260)
Class B
Shares sold	9	106	$80	$1,023
Reinvestment of distributions	17	44	159	429
Shares redeemed	(358)	(682)	(3,269)	(6,588)
Net increase (decrease)	(332)	(532)	$(3,030)	$(5,136)
Class C
Shares sold	2,636	7,045	$24,162	$68,101
Reinvestment of distributions	929	1,955	8,504	18,899
Shares redeemed	(11,368)	(22,521)	(104,058)	(217,845)
Net increase (decrease)	(7,803)	(13,521)	$(71,392)	$(130,845)
Fidelity Floating Rate High Income Fund
Shares sold	54,376	148,966	$498,481	$1,441,402
Reinvestment of distributions	11,253	26,586	102,906	256,678
Shares redeemed	(176,129)	(390,276)	(1,612,295)	(3,761,603)
Net increase (decrease)	(110,500)	(214,724)	$(1,010,908)	$(2,063,523)
Class I
Shares sold	32,191	66,570	$294,462	$643,823
Reinvestment of distributions	3,209	7,469	29,313	72,034
Shares redeemed	(79,995)	(152,936)	(730,394)	(1,472,931)
Net increase (decrease)	(44,595)	(78,897)	$(406,619)	$(757,074)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of April 30, 2016, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended April 30, 2016 and for the year ended October 31, 2015, and the financial highlights for the six months ended April 30, 2016 and for each of the five years in the period ended October 31, 2015. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodians, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2016, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2016 and for the year ended October 31, 2015, and the financial highlights for the six months ended April 30, 2016 and for each of the five years in the period ended October 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 17, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	.99%
Actual		$1,000.00	$1,014.70	$4.96
Hypothetical-C		$1,000.00	$1,019.94	$4.97
Class T	1.09%
Actual		$1,000.00	$1,014.20	$5.46
Hypothetical-C		$1,000.00	$1,019.44	$5.47
Class B	1.48%
Actual		$1,000.00	$1,012.20	$7.40
Hypothetical-C		$1,000.00	$1,017.50	$7.42
Class C	1.75%
Actual		$1,000.00	$1,012.00	$8.75
Hypothetical-C		$1,000.00	$1,016.16	$8.77
Fidelity Floating Rate High Income Fund	.71%
Actual		$1,000.00	$1,017.20	$3.56
Hypothetical-C		$1,000.00	$1,021.33	$3.57
Class I	.76%
Actual		$1,000.00	$1,015.90	$3.81
Hypothetical-C		$1,000.00	$1,021.08	$3.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AFR-SANN-0616
1.757235.115

Fidelity Advisor® Floating Rate High Income Fund Class I Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of April 30, 2016

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Community Health Systems, Inc.	2.8	3.1
Albertson's LLC	2.6	2.5
Charter Communications Operating LLC	1.9	1.9
Altice Financing SA	1.9	1.4
Dell International LLC	1.9	1.8
	11.1

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Technology	10.8	11.5
Healthcare	10.3	10.4
Telecommunications	8.4	7.6
Gaming	6.5	6.8
Services	6.4	5.1

Quality Diversification (% of fund's net assets)

As of April 30, 2016
BBB	4.8%
BB	41.1%
B	39.5%
CCC,CC,C	4.5%
D	0.8%
Not Rated	2.4%
Equities	0.4%
Short-Term Investments and Net Other Assets	6.5%

As of October 31, 2015
BBB	2.8%
BB	46.2%
B	38.9%
CCC,CC,C	3.4%
Not Rated	2.9%
Equities	0.3%
Short-Term Investments and Net Other Assets	5.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of April 30, 2016 *
Bank Loan Obligations	84.3%
Nonconvertible Bonds	8.8%
Common Stocks	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	6.5%

 * Foreign investments - 10.9%

As of October 31, 2015*
Bank Loan Obligations	87.0%
Nonconvertible Bonds	7.2%
Common Stocks	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	5.5%

 * Foreign investments - 10.9%

Investments April 30, 2016

Showing Percentage of Net Assets

Bank Loan Obligations - 84.3%(a)
	Principal Amount (000s)	Value (000s)
Aerospace - 1.1%
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (b)	$9,274	$9,239
TransDigm, Inc. Tranche C, term loan 3.75% 2/28/20 (b)	86,919	86,767

TOTAL AEROSPACE		96,006

Automotive & Auto Parts - 0.7%
Chrysler Group LLC:
term loan 3.25% 12/31/18 (b)	7,147	7,138
Tranche B, term loan 3.5% 5/24/17 (b)	10,886	10,889
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (b)	16,624	12,191
Tranche 2LN, term loan 10% 11/27/21 (b)	24,370	16,084
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (b)	17,379	17,335

TOTAL AUTOMOTIVE & AUTO PARTS		63,637

Broadcasting - 1.2%
Clear Channel Communications, Inc. Tranche D, term loan 7.1852% 1/30/19 (b)	53,720	40,051
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (b)	14,337	14,319
Nielsen Finance LLC Tranche B 2LN, term loan 3.4365% 4/15/21 (b)	16,948	16,986
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (b)	41,650	41,583

TOTAL BROADCASTING		112,939

Building Materials - 0.4%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (b)	11,054	11,068
GCP Applied Technologies, Inc. Tranche B, term loan 5.25% 2/3/22 (b)	2,000	2,020
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (b)	10,448	10,454
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	17,910	17,194

TOTAL BUILDING MATERIALS		40,736

Cable/Satellite TV - 4.9%
Altice U.S. Finance SA Tranche B, term loan 4.25% 12/14/22 (b)	63,534	63,439
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (b)	47,976	47,856
Tranche F, term loan 3% 1/3/21 (b)	75,981	75,759
Tranche I, term loan 3.5% 1/24/23 (b)	54,970	55,186
CSC Holdings LLC:
Tranche B, term loan 2.9352% 4/17/20 (b)	19,991	19,949
Tranche B, term loan 5% 10/9/22 (b)	24,500	24,577
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (b)	14,000	13,358
Numericable LLC:
Tranche B 1LN, term loan 4.5625% 7/20/22 (b)	9,950	9,925
Tranche B 6LN, term loan 4.75% 2/10/23 (b)	14,963	14,968
Tranche B, term loan 5% 1/15/24 (b)	34,400	34,522
UPC Broadband Holding BV Tranche AH, term loan 3.3444% 6/30/21 (b)	12,345	12,325
Virgin Media Investment Holdings Ltd. Tranche B, term loan 3.6492% 6/30/23 (b)	18,863	18,816
WideOpenWest Finance LLC Tranche B, term loan 4.5% 4/1/19 (b)	4,925	4,896
Zayo Group LLC Tranche B 2LN, term loan 4.5% 5/6/21 (b)	6,030	6,063
Ziggo B.V.:
Tranche B 1LN, term loan 3.6519% 1/15/22 (b)	17,010	16,942
Tranche B 2LN, term loan 3.6478% 1/15/22 (b)	10,962	10,918
Tranche B 3LN, term loan 3.6013% 1/15/22 (b)	18,028	17,956

TOTAL CABLE/SATELLITE TV		447,455

Capital Goods - 0.6%
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (b)	4,516	4,223
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.25% 3/13/22 (b)	31,536	31,452
SRAM LLC. Tranche B, term loan 4.0124% 4/10/20 (b)	22,619	19,792

TOTAL CAPITAL GOODS		55,467

Chemicals - 2.2%
Hilex Poly Co. LLC Tranche B 1LN, term loan 6% 12/5/21 (b)	7,970	7,963
Kraton Polymers LLC Tranche B, term loan 6% 1/6/22 (b)	18,495	17,786
MacDermid, Inc.:
Tranche B 1LN, term loan 5.5% 6/7/20 (b)	33,839	33,155
Tranche B 3LN, term loan 5.5% 6/7/20 (b)	22,396	21,988
PQ Corp. Tranche B, term loan 10/27/22 (c)	10,000	10,048
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (b)	13,895	13,760
Tranche B 2LN, term loan 8.5% 6/19/23 (b)	2,130	2,011
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (b)	11,681	11,695
The Chemours Co. LLC Tranche B, term loan 3.75% 5/12/22 (b)	15,687	15,240
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (b)	18,416	18,385
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (b)	11,705	11,289
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (b)	25,996	25,975
Univar, Inc. Tranche B, term loan 4.25% 7/1/22 (b)	14,074	13,896

TOTAL CHEMICALS		203,191

Consumer Products - 0.5%
Revlon Consumer Products Corp.:
term loan 4% 8/19/19 (b)	15,988	16,028
Tranche B, term loan 3.25% 11/19/17 (b)	8,202	8,192
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (b)	17,838	17,786

TOTAL CONSUMER PRODUCTS		42,006

Containers - 2.3%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	42,558	42,452
Berry Plastics Corp.:
Tranche E, term loan 3.75% 1/6/21 (b)	8,592	8,594
Tranche F, term loan 4% 10/1/22 (b)	18,496	18,523
Berry Plastics Group, Inc. term loan 3.5% 2/8/20 (b)	80,252	80,175
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (b)	14,490	14,436
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (b)	13,102	12,650
Hostess Brands LLC:
Tranche B 1LN, term loan 4.5% 8/3/22 (b)	12,059	12,095
Tranche B 2LN, term loan 8.5% 8/3/23 (b)	1,445	1,416
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (b)	17,560	17,593

TOTAL CONTAINERS		207,934

Diversified Financial Services - 2.9%
AlixPartners LLP Tranche B, term loan 4.5% 7/28/22 (b)	24,044	24,134
Assuredpartners, Inc. Tranche B 1LN, term loan 5.75% 10/22/22 (b)	31,551	31,433
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (b)	43,095	43,235
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (b)	8,348	7,388
Fly Funding II Sarl Tranche B, term loan 3.5% 8/9/19 (b)	13,397	13,358
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (b)	66,390	66,456
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (b)	11,665	11,504
IBC Capital U.S. LLC Tranche B 1LN, term loan 4.75% 9/11/21 (b)	24,750	23,513
TransUnion LLC Tranche B 2LN, term loan 3.5% 4/9/21 (b)	37,551	37,372

TOTAL DIVERSIFIED FINANCIAL SERVICES		258,393

Diversified Media - 0.4%
McGraw-Hill School Education Tranche B, term loan 7.5% 12/18/19 (b)	10,608	10,595
WMG Acquisition Corp. term loan 3.75% 7/1/20 (b)	22,512	22,227

TOTAL DIVERSIFIED MEDIA		32,822

Energy - 2.7%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (b)	8,600	8,600
Chelsea Petroleum Products I LLC Tranche B, term loan 5.25% 10/28/22 (b)	4,415	4,272
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (b)	13,716	13,716
CPI Acquisition, Inc. Tranche B, term loan 5.5% 8/17/22 (b)	3,592	3,592
Crestwood Holdings Partners LLC Tranche B, term loan 9% 6/19/19 (b)	16,409	14,111
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (b)	30,458	17,894
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (b)	32,039	25,631
Tranche C, term loan 5.25% 3/14/21 (b)	2,549	2,039
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (b)	18,588	17,643
EP Energy LLC Tranche B 3LN, term loan 3.5% 5/24/18 (b)	15,608	12,292
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (b)	13,464	13,498
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (b)	28,028	20,320
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (b)	14,193	13,448
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (b)	13,881	3,973
Panda Sherman Power, LLC term loan 9% 9/14/18 (b)	19,706	18,524
Panda Temple Power, LLC term loan 7.25% 4/3/19 (b)	10,973	9,820
Penn Products Terminals LLC Tranche B, term loan 4.75% 4/13/22 (b)	10,010	9,709
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (b)	38,080	18,691
Targa Resources Corp. term loan 5.75% 2/27/22 (b)	5,581	5,302
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (b)	7,440	7,351

TOTAL ENERGY		240,426

Entertainment/Film - 0.5%
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (b)	6,836	6,608
Tranche B 2LN, term loan 9.25% 7/8/23 (b)	5,305	4,845
Digital Cinema Implementation Partners,LLC Tranche B, term loan 3.25% 5/17/21 (b)	15,454	15,377
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (b)	16,658	16,621

TOTAL ENTERTAINMENT/FILM		43,451

Environmental - 0.7%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (b)	19,179	19,107
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (b)	5,690	5,571
Tranche B 1LN, term loan 4% 12/18/20 (b)	29,721	29,511
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (b)	10,753	10,537

TOTAL ENVIRONMENTAL		64,726

Food & Drug Retail - 3.1%
Albertson's LLC:
Tranche B 3LN, term loan 5.125% 8/25/19 (b)	55,655	55,662
Tranche B 4LN, term loan 5.5% 8/25/21 (b)	180,891	181,398
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (b)	8,241	8,262
Performance Food Group, Inc. Tranche 2LN, term loan 6% 11/14/19 (b)	3,022	3,030
Petco Holdings, Inc. Tranche B 1LN, term loan 5.75% 1/26/23 (b)	19,950	20,061
Rite Aid Corp. Tranche 2 LN2, term loan 4.875% 6/21/21 (b)	10,210	10,216
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (b)	3,586	3,544

TOTAL FOOD & DRUG RETAIL		282,173

Food/Beverage/Tobacco - 0.6%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (b)	3,000	2,990
JBS U.S.A. LLC Tranche B, term loan 3.75% 5/25/18 (b)	19,242	19,230
Keurig Green Mountain, Inc. Tranche B, term loan 5.25% 3/3/23 (b)	14,437	14,476
Pinnacle Foods Finance LLC Tranche I, term loan 3.75% 1/13/23 (b)	8,120	8,155
Post Holdings, Inc. Tranche B, term loan 3.75% 6/2/21 (b)	8,266	8,307

TOTAL FOOD/BEVERAGE/TOBACCO		53,158

Gaming - 6.4%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (b)	34,723	34,860
Boyd Gaming Corp. Tranche B, term loan 4% 8/14/20(b)	21,788	21,823
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	101,607	95,701
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	170,462	151,711
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (b)	15,337	15,368
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (b)	36,102	36,125
5.5% 11/21/19 (b)	15,472	15,482
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (b)	24,103	24,110
MGM Mirage, Inc. Tranche A, term loan 4/25/21 (c)	14,405	14,189
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 6/15/18 (b)	23,565	23,407
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (b)	45,335	44,577
Tranche B, term loan 6% 10/18/20 (b)	74,044	72,806
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (b)	11,794	11,809
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (b)	13,120	12,821

TOTAL GAMING		574,789

Healthcare - 9.5%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (b)	11,185	11,073
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (b)	16,203	16,163
AmSurg Corp. Tranche B, term loan 3.5% 7/16/21 (b)	15,940	15,976
Community Health Systems, Inc.:
Tranche F, term loan 3.75% 12/31/18 (b)	40,399	40,197
Tranche G, term loan 3.75% 12/31/19 (b)	56,607	55,738
Tranche H, term loan 4% 1/27/21(b)	158,975	156,554
ConvaTec, Inc. Tranche B, term loan 4.25% 6/15/20 (b)	6,296	6,290
DaVita HealthCare Partners, Inc. Tranche B, term loan 3.5% 6/24/21 (b)	57,345	57,574
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (b)	13,096	12,720
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (b)	24,826	24,081
Emergency Medical Services Corp. Tranche B, term loan 4.25% 5/25/18 (b)	21,161	21,174
Endo Pharmaceuticals, Inc. Tranche B, term loan 3.75% 9/25/22 (b)	32,873	32,749
Grifols, S.A. Tranche B, term loan 3.4352% 2/27/21 (b)	34,131	34,154
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.3809% 5/1/18 (b)	33,104	33,210
Tranche B 6LN, term loan 3.6852% 3/18/23 (b)	65,535	65,954
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (b)	10,100	8,357
Hill-Rom Holdings, Inc. Tranche B, term loan 3.5% 9/8/22 (b)	9,912	9,952
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (b)	20,716	20,669
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (b)	13,834	13,678
Precyse Acquisition Corp. Tranche B, term loan 6.5% 10/20/22 (b)	10,000	9,956
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (b)	5,000	5,000
Tranche B 1LN, term loan 5.25% 12/31/22 (b)	45,386	45,415
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 3.89% 10/20/18 (b)	4,677	4,531
Tranche B, term loan 5% 4/1/22 (b)	50,757	49,438
Tranche BC 2LN, term loan 4.75% 12/11/19 (b)	26,146	25,447
Tranche BD 2LN, term loan 4.5% 2/13/19 (b)	37,184	36,069
Tranche E, term loan 4.75% 8/5/20 (b)	13,846	13,448
Vizient, Inc. Tranche B, term loan 6.25% 2/11/23 (b)	30,000	30,263

TOTAL HEALTHCARE		855,830

Homebuilders/Real Estate - 1.6%
Communications Sales & Leasing, Inc. Tranche B, term loan 5% 10/24/22 (b)	10,474	10,267
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 4.25% 11/4/21 (b)	19,850	19,792
MGM Growth Properties Operating Partner LP Tranche B, term loan 4% 4/25/23 (b)	44,785	45,018
Realogy Corp. Credit-Linked Deposit 4.6873% 10/10/16 (b)	1,528	1,513
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (b)	69,508	69,450

TOTAL HOMEBUILDERS/REAL ESTATE		146,040

Hotels - 2.2%
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (b)	16,755	16,640
Tranche B 1LN, term loan 3.5% 6/27/20 (b)	50,417	50,291
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (b)	95,262	95,577
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (b)	27,076	26,670
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (b)	13,628	13,356

TOTAL HOTELS		202,534

Insurance - 1.2%
Alliant Holdings Intermediate LLC Tranche B, term loan 4.5% 8/14/22 (b)	23,212	22,972
Asurion LLC:
Tranche B 1LN, term loan 5% 5/24/19 (b)	29,135	29,026
Tranche B 2LN, term loan 8.5% 3/3/21 (b)	11,068	10,609
Tranche B 4LN, term loan 5% 8/4/22 (b)	33,770	33,523
HUB International Ltd. Tranche B 1LN, term loan 4.25% 10/2/20 (b)	17,724	17,510

TOTAL INSURANCE		113,640

Leisure - 0.8%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	28,220	27,232
ClubCorp Club Operations, Inc. Tranche B, term loan 4.25% 12/15/22 (b)	10,000	9,995
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (b)	29,589	29,404
Planet Fitness Holdings, LLC. Tranche B, term loan 4.5% 3/31/21 (b)	2,308	2,313

TOTAL LEISURE		68,944

Metals/Mining - 2.1%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (b)	8,745	8,055
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (b)	7,406	3,678
Tranche B 2LN, term loan 8.75% 12/19/20 (b)	3,000	569
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (b)	21,242	19,941
Fortescue Metals Group Ltd. Tranche B, term loan 4.25% 6/30/19 (b)	59,983	56,442
Murray Energy Corp.:
Tranche B 1LN, term loan 7% 4/16/17 (b)	8,978	6,941
Tranche B 2LN, term loan 7.5% 4/16/20 (b)	87,130	58,769
Oxbow Carbon LLC:
Tranche 2LN, term loan 8% 1/19/20 (b)	19,130	17,982
Tranche B 1LN, term loan 4.25% 7/19/19 (b)	5,490	5,442
Peabody Energy Corp. Tranche B, term loan 0% 9/24/20 (d)	19,086	8,263
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (d)	73,216	0

TOTAL METALS/MINING		186,082

Publishing/Printing - 1.6%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (b)	31,887	31,693
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (b)	52,193	39,275
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (b)	21,461	20,925
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 6.25% 3/22/19 (b)	14,074	14,062
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (b)	24,516	22,187
Proquest LLC Tranche B, term loan 5.75% 10/24/21 (b)	6,965	6,725
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (b)	10,000	9,733

TOTAL PUBLISHING/PRINTING		144,600

Restaurants - 0.4%
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (b)	18,831	18,864
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (b)	20,416	20,339

TOTAL RESTAURANTS		39,203

Services - 6.2%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (b)	6,970	6,891
ARAMARK Corp.:
Credit-Linked Deposit 3.934% 7/26/16 (b)	11	11
Tranche F, term loan 3.25% 2/24/21 (b)	48,698	48,698
3.934% 7/26/16 (b)	15	14
Avis Budget Group, Inc. Tranche B, term loan 3% 3/15/19 (b)	9,626	9,608
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	19,403	19,177
Bright Horizons Family Solutions, Inc. Tranche B, term loan 3.7501% 1/30/20 (b)	9,670	9,675
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (b)	23,113	15,023
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (b)	34,937	34,223
GCA Services Group, Inc. Tranche B 1LN, term loan 5.75% 3/1/23 (b)	10,000	10,063
Hertz Corp.:
Tranche B 2LN, term loan 3% 3/11/18 (b)	31,622	31,497
Tranche B, term loan 3.75% 3/11/18 (b)	21,186	21,159
KAR Auction Services, Inc. Tranche B 3LN, term loan 4.25% 3/9/23 (b)	16,205	16,266
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (b)	21,497	21,296
Tranche 2LN, term loan 7.5% 7/25/22 (b)	5,490	5,161
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (b)	14,925	14,788
Tranche L 2LN, term loan 10.25% 8/13/23 (b)	3,000	2,880
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (b)	148,062	137,205
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	36,174	33,280
Nord Anglia Education Tranche B, term loan 5% 3/31/21 (b)	27,189	26,900
Prime Security Services Borrower LLC Tranche B, term loan 4/21/22 (c)	36,535	36,672
Science Applications International Corp. Tranche B, term loan 3.75% 5/4/22 (b)	10,271	10,303
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (b)	34,990	35,099
Wash Multifamily Acquisition, Inc. Tranche B 1LN, term loan 4.25% 5/14/22 (b)	3,466	3,414
Western Digital Corp. Tranche B, term loan 6.25% 3/30/23 (b)	15,000	14,637

TOTAL SERVICES		563,940

Steel - 0.1%
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (b)	6,449	6,425
Super Retail - 5.1%
Academy Ltd. Tranche B, term loan 5% 7/2/22 (b)	30,830	30,207
Bass Pro Group LLC Tranche B, term loan 4% 6/5/20 (b)	3,980	3,914
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (b)	15,038	14,537
Tranche B 1LN, term loan 4.5% 9/26/19 (b)	33,079	32,707
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (b)	9,547	8,509
Dollar Tree, Inc. Tranche B 1LN, term loan 3.5% 7/6/22 (b)	18,113	18,185
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (b)	36,094	35,654
J. Crew Group, Inc. Tranche B, term loan 4% 3/5/21 (b)	36,218	28,828
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (b)	91,422	91,565
Party City Holdings, Inc. Tranche B, term loan 4.25% 8/19/22 (b)	31,057	30,915
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	55,574	55,387
Sears Holdings Corp. Tranche ABL, term loan 5.5077% 6/30/18 (b)	58,993	56,412
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (b)(d)	6,566	936
Staples, Inc. Tranche B 1LN, term loan 4.75% 2/2/22 (b)	50,000	50,110

TOTAL SUPER RETAIL		457,866

Technology - 10.2%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.0105% 1/23/21(b)	9,127	9,089
Tranche B 2LN, term loan 7.5% 1/23/22 (b)	3,590	3,517
Avago Technologies Cayman Finance Ltd. Tranche B, term loan 4.25% 2/1/23 (b)	60,000	60,011
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (b)	34,405	34,190
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (b)	6,156	5,290
5% 9/10/20 (b)	62,423	53,606
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (b)	11,265	10,777
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (b)	31,704	31,677
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (b)	168,575	168,515
Diebold, Inc. term loan 4/5/23 (c)	10,625	10,634
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	30,042	28,803
First Data Corp.:
Tranche B, term loan 3.9389% 9/24/18 (b)	40,000	40,025
Tranche B, term loan 4.1889% 7/10/22 (b)	45,000	45,011
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (b)	27,401	27,264
Global Payments, Inc. Tranche B, term loan 3.9413% 4/22/23 (b)	19,155	19,303
Infor U.S., Inc.:
Tranche B 3LN, term loan 3.75% 6/3/20 (b)	7,483	7,333
Tranche B 5LN, term loan 3.75% 6/3/20 (b)	22,812	22,252
Informatica Corp. Tranche B, term loan 4.25% 8/6/22 (b)	3,451	3,390
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (b)	28,837	29,173
Tranche B 1LN, term loan 4.5% 10/30/19 (b)	31,559	31,467
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (b)	6,000	5,595
Tranche B 1LN, term loan 5% 10/16/22 (b)	9,975	9,950
Micron Technology, Inc. Tranche B, term loan 6.44% 4/26/22 (b)	10,250	10,285
Microsemi Corp. Tranche B, term loan 5.25% 1/15/23 (b)	23,866	24,015
NXP BV Tranche B 2LN, term loan 3.75% 12/7/20 (b)	34,913	35,000
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (b)	10,679	10,447
Tranche 2LN, term loan 8% 4/9/22 (b)	14,755	13,648
Solarwinds Holdings, Inc. Tranche B, term loan 6.5% 2/5/23 (b)	10,500	10,492
Solera LLC Tranche B, term loan 5.75% 3/3/23 (b)	13,500	13,551
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (b)	34,825	34,738
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4.007% 7/8/22 (b)	22,308	22,363
Tranche B 2LN, term loan 4.0185% 7/8/22 (b)	3,178	3,186
Syniverse Holdings, Inc. Tranche B, term loan:
4% 4/23/19 (b)	9,380	7,504
4% 4/23/19 (b)	13,510	10,808
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (b)	36,783	36,002
Vantiv LLC Tranche B, term loan 3.75% 6/13/21 (b)	19,518	19,591
WP Mustang Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/29/21 (b)	15,009	14,784

TOTAL TECHNOLOGY		923,286

Telecommunications - 6.6%
Altice Financing SA Tranche B, term loan 5.5% 6/24/19 (b)	142,633	143,703
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.1875% 3/31/17 (b)	2,999	2,924
Tranche D 2LN, term loan 4.1309% 3/31/19 (b)	28,561	27,847
DigitalGlobe, Inc. Tranche B, term loan 4.75% 1/31/20 (b)	7,220	7,235
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (b)	9,993	9,931
FPL FiberNet, LLC. Tranche A, term loan 3.8839% 7/22/19 (b)	12,340	12,216
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (b)	24,750	23,636
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (b)	109,555	102,626
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5% 5/31/22 (b)	18,400	18,403
Tranche B 4LN, term loan 4% 1/15/20 (b)	61,000	61,168
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (b)	3,868	3,829
Tranche B 1LN, term loan 4% 4/11/20 (b)	44,137	43,982
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.5% 4/29/22 (b)	17,380	17,396
Sable International Finance Ltd.:
Tranche B 1LN, term loan 12/2/22 (c)	3,575	3,585
Tranche B 2LN, term loan 12/2/22 (c)	2,925	2,933
SBA Senior Finance II, LLC term loan 3.25% 3/24/21 (b)	26,428	26,381
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (b)	6,635	5,900
Tranche B 1LN, term loan 4.75% 4/30/20 (b)	33,927	32,082
Tranche B2 1LN, term loan 5.25% 4/30/20 (b)	998	943
T-Mobile U.S.A., Inc. Tranche B, term loan 3.5% 11/9/22 (b)	24,938	25,078
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (b)	7,837	7,504
Telesat Holding, Inc. Tranche B, term loan 3.5% 3/28/19 (b)	16,328	16,300

TOTAL TELECOMMUNICATIONS		595,602

Textiles/Apparel - 0.1%
Samsonite IP Holdings SARL Tranche B, term loan 4/13/23 (c)	9,215	9,282
Transportation Ex Air/Rail - 0.4%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (b)	23,500	20,269
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (b)	16,970	14,877

TOTAL TRANSPORTATION EX AIR/RAIL		35,146

Utilities - 5.0%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (b)	2,263	2,217
6.375% 8/13/19 (b)	34,042	33,361
Aplp Holdings LP Tranche B, term loan 6% 4/13/23 (b)	25,000	24,813
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (b)	66,498	65,501
Tranche B 2LN, term loan 3.25% 1/31/22 (b)	7,100	6,999
Calpine Corp.:
Tranche B 3LN, term loan 4% 10/9/19 (b)	24,614	24,620
Tranche B 5LN, term loan 3.5% 5/28/22 (b)	62,510	62,108
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (b)	13,554	13,497
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (b)	52,884	52,818
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (b)	13,859	13,651
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (b)	26,586	18,876
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (b)	27,236	26,147
InterGen NV Tranche B, term loan 5.5% 6/13/20 (b)	32,984	28,944
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	13,000	12,285
NRG Energy, Inc. Tranche B, term loan 2.75% 7/1/18 (b)	20,317	20,263
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (b)	5,813	4,738
Southcross Holdings Borrower LP Tranche B, term loan 9% 4/13/23	2,588	2,537
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (b)	23,562	22,384
Veresen Midstream LP Tranche B, term loan 5.25% 3/31/22 (b)	20,993	19,593

TOTAL UTILITIES		455,352

TOTAL BANK LOAN OBLIGATIONS
(Cost $7,849,537)		7,623,081

Nonconvertible Bonds - 8.8%
Banks & Thrifts - 0.8%
Ally Financial, Inc. 3.3129% 7/18/16 (b)	75,000	75,121
Broadcasting - 0.3%
AMC Networks, Inc. 4.75% 12/15/22	6,600	6,650
Clear Channel Communications, Inc. 9% 12/15/19	8,677	6,725
Starz LLC/Starz Finance Corp. 5% 9/15/19	9,000	9,169
Univision Communications, Inc. 6.75% 9/15/22 (e)	5,368	5,690

TOTAL BROADCASTING		28,234

Building Materials - 0.1%
CEMEX S.A.B. de CV 5.3784% 10/15/18 (b)(e)	10,000	10,250
Cable/Satellite TV - 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	17,065	17,492
5.25% 3/15/21	13,070	13,560
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)	10,815	11,072
Lynx I Corp. 5.375% 4/15/21 (e)	4,500	4,703
Virgin Media Finance PLC 4.875% 2/15/22	2,000	1,708

TOTAL CABLE/SATELLITE TV		48,535

Capital Goods - 0.0%
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (e)	3,000	1,935
Chemicals - 0.1%
Nufarm Australia Ltd. 6.375% 10/15/19 (e)	5,000	5,063
Containers - 1.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.6339% 12/15/19 (b)(e)	42,330	42,748
3.8896% 5/15/21 (b)(e)(f)	7,000	6,965
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20	58,325	60,512

TOTAL CONTAINERS		110,225

Diversified Financial Services - 1.1%
CIT Group, Inc. 5% 5/15/17	7,000	7,144
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17	18,720	18,673
4.875% 3/15/19	15,000	14,888
International Lease Finance Corp.:
2.5839% 6/15/16 (b)	29,485	29,520
3.875% 4/15/18	7,000	7,105
6.25% 5/15/19	10,000	10,850
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (e)(f)	10,000	10,375

TOTAL DIVERSIFIED FINANCIAL SERVICES		98,555

Energy - 0.6%
American Energy-Permian Basin LLC/AEPB Finance Corp. 7.1186% 8/1/19 (b)(e)	35,115	15,802
Chesapeake Energy Corp. 8% 12/15/22 (e)	17,832	12,126
Citgo Petroleum Corp. 6.25% 8/15/22 (e)	10,000	9,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6% 12/15/20	5,000	4,738
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22	4,492	4,537
Western Refining, Inc. 6.25% 4/1/21	5,305	4,907

TOTAL ENERGY		51,860

Entertainment/Film - 0.0%
Cinemark U.S.A., Inc. 5.125% 12/15/22	3,185	3,296
Food/Beverage/Tobacco - 0.1%
ESAL GmbH 6.25% 2/5/23 (e)	4,000	3,689
Gaming - 0.1%
MCE Finance Ltd. 5% 2/15/21 (e)	10,000	9,648
Healthcare - 0.8%
Community Health Systems, Inc. 5.125% 8/15/18	10,755	10,889
DaVita HealthCare Partners, Inc. 5.75% 8/15/22	8,235	8,626
HCA Holdings, Inc. 3.75% 3/15/19	25,000	25,688
Tenet Healthcare Corp.:
4.1339% 6/15/20 (b)(e)	17,895	17,917
4.75% 6/1/20	8,680	8,940

TOTAL HEALTHCARE		72,060

Homebuilders/Real Estate - 0.2%
CBRE Group, Inc. 5% 3/15/23	17,990	18,559
Metals/Mining - 0.0%
Murray Energy Corp. 11.25% 4/15/21 (e)	9,000	1,733
Peabody Energy Corp. 6% 11/15/18 (d)	5,000	503

TOTAL METALS/MINING		2,236

Publishing/Printing - 0.1%
Cenveo Corp. 6% 8/1/19 (e)	9,850	7,634
Services - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 3.3851% 12/1/17 (b)	14,410	14,410
Technology - 0.6%
Brocade Communications Systems, Inc. 4.625% 1/15/23	7,235	6,982
First Data Corp. 6.75% 11/1/20 (e)	25,460	26,733
NXP BV/NXP Funding LLC:
5.75% 2/15/21 (e)	14,760	15,461
5.75% 3/15/23 (e)	5,000	5,288

TOTAL TECHNOLOGY		54,464

Telecommunications - 1.8%
Altice Financing SA:
6.5% 1/15/22 (e)	7,240	7,312
7.5% 5/15/26 (e)(f)	19,200	19,289
7.875% 12/15/19 (e)	4,000	4,167
Columbus International, Inc. 7.375% 3/30/21 (e)	14,535	15,439
DigitalGlobe, Inc. 5.25% 2/1/21 (e)	3,905	3,529
Intelsat Jackson Holdings SA 6.625% 12/15/22 (Reg. S)	20,000	12,950
Level 3 Financing, Inc. 4.1005% 1/15/18 (b)	15,000	15,124
Numericable Group SA:
4.875% 5/15/19 (e)	27,120	28,123
7.375% 5/1/26 (e)	18,755	19,130
Sprint Capital Corp.:
6.875% 11/15/28	4,000	2,970
6.9% 5/1/19	5,000	4,575
Sprint Communications, Inc.:
6% 11/15/22	30,000	22,065
9% 11/15/18 (e)	3,000	3,173

TOTAL TELECOMMUNICATIONS		157,846

Utilities - 0.2%
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 12.25% 3/1/22 (d)(e)	8,728	9,339
NRG Energy, Inc. 6.625% 3/15/23	4,000	3,930
The AES Corp. 3.6351% 6/1/19 (b)	4,435	4,352

TOTAL UTILITIES		17,621

TOTAL NONCONVERTIBLE BONDS
(Cost $843,994)		791,241
	Shares	Value (000s)

Common Stocks - 0.4%
Broadcasting - 0.0%
Cumulus Media, Inc. Class A (g)	231,058	86
ION Media Networks, Inc.	2,842	1,898

TOTAL BROADCASTING		1,984

Chemicals - 0.3%
LyondellBasell Industries NV Class A	245,943	20,332
Homebuilders/Real Estate - 0.0%
Newhall Holding Co. LLC Class A (g)	289,870	464
Metals/Mining - 0.1%
Warrior Met Coal LLC Class A(h)	35,615	9,230
Paper - 0.0%
White Birch Cayman Holdings Ltd. (g)	12,570	0
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (g)(h)	13,699	120
Telecommunications - 0.0%
FairPoint Communications, Inc. (g)	34,287	455
Utilities - 0.0%
Calpine Corp. (g)	20,715	327
Southcross Holdings Borrower LP (f)	2,927	732

TOTAL UTILITIES		1,059

TOTAL COMMON STOCKS
(Cost $86,589)		33,644

Money Market Funds - 7.6%
Fidelity Cash Central Fund, 0.38% (i)
(Cost $688,684)	688,684,121	688,684
TOTAL INVESTMENT PORTFOLIO - 101.1%
(Cost $9,468,804)		9,136,650
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(96,728)
NET ASSETS - 100%		$9,039,922

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The coupon rate will be determined upon settlement of the loan after period end.

 (d) Non-income producing - Security is in default.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $334,083,000 or 3.7% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Non-income producing

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,350,000 or 0.1% of net assets.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Warrior Met Coal LLC Class A	3/9/11 - 7/11/14	$72,703
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$26

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,123
Total	$1,123

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,104	$86	$120	$1,898
Financials	9,694	--	--	9,694
Materials	20,332	20,332	--	--
Telecommunication Services	455	455	--	--
Utilities	1,059	327	732	--
Bank Loan Obligations	7,623,081	--	7,544,814	78,267
Corporate Bonds	791,241	--	791,241	--
Money Market Funds	688,684	688,684	--	--
Total Investments in Securities:	$9,136,650	$709,884	$8,336,907	$89,859

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	89.1%
Luxembourg	4.3%
Netherlands	2.1%
Australia	1.5%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		April 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $8,780,120)	$8,447,966
Fidelity Central Funds (cost $688,684)	688,684
Total Investments (cost $9,468,804)		$9,136,650
Cash		15,353
Receivable for investments sold		70,141
Receivable for fund shares sold		5,911
Interest receivable		51,064
Distributions receivable from Fidelity Central Funds		205
Prepaid expenses		11
Total assets		9,279,335
Liabilities
Payable for investments purchased
Regular delivery	$172,361
Delayed delivery	38,795
Payable for fund shares redeemed	15,552
Distributions payable	6,567
Accrued management fee	4,193
Distribution and service plan fees payable	684
Other affiliated payables	1,150
Other payables and accrued expenses	111
Total liabilities		239,413
Net Assets		$9,039,922
Net Assets consist of:
Paid in capital		$9,721,150
Distributions in excess of net investment income		(3,670)
Accumulated undistributed net realized gain (loss) on investments		(345,404)
Net unrealized appreciation (depreciation) on investments		(332,154)
Net Assets		$9,039,922
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($723,317 ÷ 77,288 shares)		$9.36
Maximum offering price per share (100/97.25 of $9.36)		$9.62
Class T:
Net Asset Value and redemption price per share ($174,226 ÷ 18,644 shares)		$9.34
Maximum offering price per share (100/97.25 of $9.34)		$9.60
Class B:
Net Asset Value and offering price per share ($8,013 ÷ 858 shares)(a)		$9.34
Class C:
Net Asset Value and offering price per share ($593,679 ÷ 63,451 shares)(a)		$9.36
Fidelity Floating Rate High Income Fund:
Net Asset Value, offering price and redemption price per share ($5,542,537 ÷ 593,033 shares)		$9.35
Class I:
Net Asset Value, offering price and redemption price per share ($1,998,150 ÷ 213,971 shares)		$9.34

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended April 30, 2016
Investment Income
Dividends		$384
Interest		202,345
Income from Fidelity Central Funds		1,123
Total income		203,852
Expenses
Management fee	$26,503
Transfer agent fees	6,650
Distribution and service plan fees	4,280
Accounting fees and expenses	775
Custodian fees and expenses	60
Independent trustees' compensation	21
Registration fees	121
Audit	89
Legal	36
Miscellaneous	32
Total expenses before reductions	38,567
Expense reductions	(38)	38,529
Net investment income (loss)		165,323
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(211,518)
Total net realized gain (loss)		(211,518)
Change in net unrealized appreciation (depreciation) on investment securities		150,790
Net gain (loss)		(60,728)
Net increase (decrease) in net assets resulting from operations		$104,595

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2016	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$165,323	$489,822
Net realized gain (loss)	(211,518)	(176,848)
Change in net unrealized appreciation (depreciation)	150,790	(378,925)
Net increase (decrease) in net assets resulting from operations	104,595	(65,951)
Distributions to shareholders from net investment income	(207,126)	(448,829)
Distributions to shareholders from net realized gain	–	(58,045)
Total distributions	(207,126)	(506,874)
Share transactions - net increase (decrease)	(1,642,306)	(3,268,839)
Redemption fees	259	858
Total increase (decrease) in net assets	(1,744,578)	(3,840,806)
Net Assets
Beginning of period	10,784,500	14,625,306
End of period (including distributions in excess of net investment income of $3,670 and undistributed net investment income of $38,133, respectively)	$9,039,922	$10,784,500

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Floating Rate High Income Fund Class A

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.42	$9.85	$9.99	$9.94	$9.73	$9.79
Income from Investment Operations
Net investment income (loss)A	.153	.375	.317	.310	.340	.317
Net realized and unrealized gain (loss)	(.020)	(.425)	(.114)	.070	.195	(.080)
Total from investment operations	.133	(.050)	.203	.380	.535	.237
Distributions from net investment income	(.193)	(.341)	(.307)	(.282)	(.325)	(.298)
Distributions from net realized gain	–	(.040)	(.036)	(.049)	–	–
Total distributions	(.193)	(.381)	(.343)	(.331)	(.325)	(.298)
Redemption fees added to paid in capitalA	–B	.001	–B	.001	–B	.001
Net asset value, end of period	$9.36	$9.42	$9.85	$9.99	$9.94	$9.73
Total ReturnC,D,E	1.47%	(.53)%	2.05%	3.89%	5.60%	2.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	.99%H	.98%	.98%	.99%	.99%	1.00%
Expenses net of fee waivers, if any	.99%H	.98%	.98%	.99%	.99%	1.00%
Expenses net of all reductions	.99%H	.98%	.98%	.99%	.99%	1.00%
Net investment income (loss)	3.35%H	3.86%	3.17%	3.11%	3.47%	3.25%
Supplemental Data
Net assets, end of period (in millions)	$723	$863	$1,185	$1,681	$1,305	$1,587
Portfolio turnover rateI	26%H	26%	54%	62%	49%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Floating Rate High Income Fund Class T

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.40	$9.84	$9.98	$9.93	$9.72	$9.77
Income from Investment Operations
Net investment income (loss)A	.148	.365	.306	.299	.330	.312
Net realized and unrealized gain (loss)	(.020)	(.434)	(.112)	.071	.195	(.070)
Total from investment operations	.128	(.069)	.194	.370	.525	.242
Distributions from net investment income	(.188)	(.332)	(.298)	(.272)	(.315)	(.293)
Distributions from net realized gain	–	(.040)	(.036)	(.049)	–	–
Total distributions	(.188)	(.372)	(.334)	(.321)	(.315)	(.293)
Redemption fees added to paid in capitalA	–B	.001	–B	.001	–B	.001
Net asset value, end of period	$9.34	$9.40	$9.84	$9.98	$9.93	$9.72
Total ReturnC,D,E	1.42%	(.72)%	1.96%	3.79%	5.50%	2.51%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.09%H	1.07%	1.07%	1.09%	1.09%	1.05%
Expenses net of fee waivers, if any	1.09%H	1.07%	1.07%	1.09%	1.09%	1.05%
Expenses net of all reductions	1.09%H	1.07%	1.07%	1.09%	1.09%	1.05%
Net investment income (loss)	3.25%H	3.77%	3.08%	3.01%	3.37%	3.19%
Supplemental Data
Net assets, end of period (in millions)	$174	$195	$240	$272	$241	$271
Portfolio turnover rateI	26%H	26%	54%	62%	49%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Floating Rate High Income Fund Class B

	Six months ended April 30,	Years ended October 31,
April 30,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.40	$9.83	$9.98	$9.93	$9.72	$9.77
Income from Investment Operations
Net investment income (loss)A	.131	.328	.264	.256	.288	.266
Net realized and unrealized gain (loss)	(.021)	(.425)	(.123)	.071	.195	(.070)
Total from investment operations	.110	(.097)	.141	.327	.483	.196
Distributions from net investment income	(.170)	(.294)	(.255)	(.229)	(.273)	(.247)
Distributions from net realized gain	–	(.040)	(.036)	(.049)	–	–
Total distributions	(.170)	(.334)	(.291)	(.278)	(.273)	(.247)
Redemption fees added to paid in capitalA	–B	.001	–B	.001	–B	.001
Net asset value, end of period	$9.34	$9.40	$9.83	$9.98	$9.93	$9.72
Total ReturnC,D,E	1.22%	(1.01)%	1.42%	3.35%	5.05%	2.03%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.48%H	1.46%	1.50%	1.52%	1.52%	1.52%
Expenses net of fee waivers, if any	1.48%H	1.46%	1.50%	1.52%	1.52%	1.52%
Expenses net of all reductions	1.48%H	1.46%	1.50%	1.52%	1.52%	1.52%
Net investment income (loss)	2.86%H	3.38%	2.64%	2.58%	2.94%	2.72%
Supplemental Data
Net assets, end of period (in millions)	$8	$11	$17	$23	$24	$32
Portfolio turnover rateI	26%H	26%	54%	62%	49%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Floating Rate High Income Fund Class C

	Six months ended April 30,	Years ended October 31,
April 30,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.41	$9.85	$9.99	$9.94	$9.73	$9.78
Income from Investment Operations
Net investment income (loss)A	.118	.301	.241	.235	.267	.244
Net realized and unrealized gain (loss)	(.010)	(.434)	(.113)	.070	.195	(.070)
Total from investment operations	.108	(.133)	.128	.305	.462	.174
Distributions from net investment income	(.158)	(.268)	(.232)	(.207)	(.252)	(.225)
Distributions from net realized gain	–	(.040)	(.036)	(.049)	–	–
Total distributions	(.158)	(.308)	(.268)	(.256)	(.252)	(.225)
Redemption fees added to paid in capitalA	–B	.001	–B	.001	–B	.001
Net asset value, end of period	$9.36	$9.41	$9.85	$9.99	$9.94	$9.73
Total ReturnC,D,E	1.20%	(1.38)%	1.29%	3.11%	4.81%	1.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%H	1.73%	1.73%	1.74%	1.74%	1.74%
Expenses net of fee waivers, if any	1.75%H	1.73%	1.73%	1.74%	1.74%	1.74%
Expenses net of all reductions	1.75%H	1.73%	1.73%	1.74%	1.74%	1.74%
Net investment income (loss)	2.59%H	3.10%	2.41%	2.35%	2.72%	2.50%
Supplemental Data
Net assets, end of period (in millions)	$594	$671	$835	$960	$806	$852
Portfolio turnover rateI	26%H	26%	54%	62%	49%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Floating Rate High Income Fund

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.40	$9.84	$9.98	$9.93	$9.72	$9.77
Income from Investment Operations
Net investment income (loss)A	.165	.401	.344	.337	.368	.345
Net realized and unrealized gain (loss)	(.010)	(.435)	(.113)	.071	.195	(.070)
Total from investment operations	.155	(.034)	.231	.408	.563	.275
Distributions from net investment income	(.205)	(.367)	(.335)	(.310)	(.353)	(.326)
Distributions from net realized gain	–	(.040)	(.036)	(.049)	–	–
Total distributions	(.205)	(.407)	(.371)	(.359)	(.353)	(.326)
Redemption fees added to paid in capitalA	–B	.001	–B	.001	–B	.001
Net asset value, end of period	$9.35	$9.40	$9.84	$9.98	$9.93	$9.72
Total ReturnC,D	1.72%	(.36)%	2.34%	4.19%	5.91%	2.86%
Ratios to Average Net AssetsE,F
Expenses before reductions	.71%G	.70%	.69%	.70%	.71%	.71%
Expenses net of fee waivers, if any	.71%G	.70%	.69%	.70%	.71%	.71%
Expenses net of all reductions	.71%G	.70%	.69%	.70%	.71%	.71%
Net investment income (loss)	3.62%G	4.14%	3.45%	3.39%	3.75%	3.53%
Supplemental Data
Net assets, end of period (in millions)	$5,543	$6,615	$9,032	$8,882	$5,720	$5,399
Portfolio turnover rateH	26%G	26%	54%	62%	49%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Floating Rate High Income Fund Class I

	Six months ended April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.40	$9.83	$9.97	$9.92	$9.71	$9.77
Income from Investment Operations
Net investment income (loss)A	.163	.396	.339	.332	.363	.341
Net realized and unrealized gain (loss)	(.020)	(.424)	(.113)	.071	.196	(.079)
Total from investment operations	.143	(.028)	.226	.403	.559	.262
Distributions from net investment income	(.203)	(.363)	(.330)	(.305)	(.349)	(.323)
Distributions from net realized gain	–	(.040)	(.036)	(.049)	–	–
Total distributions	(.203)	(.403)	(.366)	(.354)	(.349)	(.323)
Redemption fees added to paid in capitalA	–B	.001	–B	.001	–B	.001
Net asset value, end of period	$9.34	$9.40	$9.83	$9.97	$9.92	$9.71
Total ReturnC,D	1.59%	(.30)%	2.29%	4.15%	5.87%	2.72%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.74%	.74%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.76%G	.74%	.74%	.75%	.75%	.75%
Expenses net of all reductions	.76%G	.74%	.74%	.75%	.75%	.75%
Net investment income (loss)	3.58%G	4.10%	3.40%	3.34%	3.71%	3.50%
Supplemental Data
Net assets, end of period (in millions)	$1,998	$2,429	$3,317	$3,646	$2,510	$1,992
Portfolio turnover rateH	26%G	26%	54%	62%	49%	54%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended April 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Floating Rate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Floating Rate High Income, and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$86,597
Gross unrealized depreciation	(405,309)
Net unrealized appreciation (depreciation) on securities	$(318,712)
Tax cost	$9,455,362

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$(23,762)
Long-term	(110,060)
Total capital loss carryforward	$(133,822)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 60 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchase and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations, other than short-term securities, aggregated $1,144,603 and $2,803,763, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$956	$–
Class T	-%	.25%	223	–
Class B	.55%	.15%	33	26
Class C	.75%	.25%	3,068	141
			$4,280	$167

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.50% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$11
Class T	2
Class B(a)	4
Class C(a)	22
$39

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$576.15
Class T	222.25
Class B	9.19
Class C	477.16
Fidelity Floating Rate High Income Fund	3,585.13
Class I	1,781.17
	$6,650

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $18.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expensed in the amount of $20.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$16,133	$33,971
Class T	3,670	7,344
Class B	178	423
Class C	10,629	20,389
Fidelity Floating Rate High Income Fund	129,064	280,321
Class I	47,452	106,381
Total	$207,126	$448,829
From net realized gain
Class A	$–	$4,660
Class T	–	949
Class B	–	67
Class C	–	3,316
Fidelity Floating Rate High Income Fund	–	35,966
Class I	–	13,087
Total	$–	$58,045

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	6,852	14,549	$62,933	$140,420
Reinvestment of distributions	1,588	3,585	14,541	34,673
Shares redeemed	(22,827)	(46,740)	(208,943)	(452,094)
Net increase (decrease)	(14,387)	(28,606)	$(131,469)	$(277,001)
Class T
Shares sold	652	2,073	$5,984	$20,042
Reinvestment of distributions	373	799	3,408	7,716
Shares redeemed	(3,087)	(6,523)	(28,280)	(63,018)
Net increase (decrease)	(2,062)	(3,651)	$(18,888)	$(35,260)
Class B
Shares sold	9	106	$80	$1,023
Reinvestment of distributions	17	44	159	429
Shares redeemed	(358)	(682)	(3,269)	(6,588)
Net increase (decrease)	(332)	(532)	$(3,030)	$(5,136)
Class C
Shares sold	2,636	7,045	$24,162	$68,101
Reinvestment of distributions	929	1,955	8,504	18,899
Shares redeemed	(11,368)	(22,521)	(104,058)	(217,845)
Net increase (decrease)	(7,803)	(13,521)	$(71,392)	$(130,845)
Fidelity Floating Rate High Income Fund
Shares sold	54,376	148,966	$498,481	$1,441,402
Reinvestment of distributions	11,253	26,586	102,906	256,678
Shares redeemed	(176,129)	(390,276)	(1,612,295)	(3,761,603)
Net increase (decrease)	(110,500)	(214,724)	$(1,010,908)	$(2,063,523)
Class I
Shares sold	32,191	66,570	$294,462	$643,823
Reinvestment of distributions	3,209	7,469	29,313	72,034
Shares redeemed	(79,995)	(152,936)	(730,394)	(1,472,931)
Net increase (decrease)	(44,595)	(78,897)	$(406,619)	$(757,074)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series I, including the schedule of investments, as of April 30, 2016, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended April 30, 2016 and for the year ended October 31, 2015, and the financial highlights for the six months ended April 30, 2016 and for each of the five years in the period ended October 31, 2015. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodians, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2016, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2016 and for the year ended October 31, 2015, and the financial highlights for the six months ended April 30, 2016 and for each of the five years in the period ended October 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 17, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	.99%
Actual		$1,000.00	$1,014.70	$4.96
Hypothetical-C		$1,000.00	$1,019.94	$4.97
Class T	1.09%
Actual		$1,000.00	$1,014.20	$5.46
Hypothetical-C		$1,000.00	$1,019.44	$5.47
Class B	1.48%
Actual		$1,000.00	$1,012.20	$7.40
Hypothetical-C		$1,000.00	$1,017.50	$7.42
Class C	1.75%
Actual		$1,000.00	$1,012.00	$8.75
Hypothetical-C		$1,000.00	$1,016.16	$8.77
Fidelity Floating Rate High Income Fund	.71%
Actual		$1,000.00	$1,017.20	$3.56
Hypothetical-C		$1,000.00	$1,021.33	$3.57
Class I	.76%
Actual		$1,000.00	$1,015.90	$3.81
Hypothetical-C		$1,000.00	$1,021.08	$3.82

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

AFRI-SANN-0616
1.757236.115

Fidelity Advisor® Value Fund Class A, Class T, Class B and Class C Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	2.3	1.8
Edison International	2.0	1.7
Xcel Energy, Inc.	1.6	0.3
Berkshire Hathaway, Inc. Class B	1.3	1.1
U.S. Bancorp	1.1	0.9
Jazz Pharmaceuticals PLC	1.1	0.8
Discover Financial Services	1.1	0.9
Exelon Corp.	1.1	0.9
AECOM	1.0	1.0
Equity Lifestyle Properties, Inc.	1.0	0.8
	13.6

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.7	29.6
Industrials	10.5	12.8
Utilities	10.2	9.2
Consumer Discretionary	9.5	10.9
Information Technology	8.9	11.1

Asset Allocation (% of fund's net assets)

As of April 30, 2016*
Stocks and Equity Futures	95.2%
Convertible Securities	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	4.6%

 * Foreign investments - 15.3%

As of October 31, 2015*
Stocks and Equity Futures	98.4%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

 * Foreign investments - 17.9%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.7%
Delphi Automotive PLC	3,611	$265,878
Tenneco, Inc. (a)	5,600	298,480
Visteon Corp.	2,140	170,494
		734,852
Diversified Consumer Services - 1.5%
H&R Block, Inc.	18,032	364,968
Houghton Mifflin Harcourt Co. (a)	39,750	815,273
Service Corp. International	8,828	235,443
ServiceMaster Global Holdings, Inc. (a)	3,200	122,624
		1,538,308
Hotels, Restaurants & Leisure - 0.8%
Extended Stay America, Inc. unit	21,900	342,735
Wyndham Worldwide Corp.	6,520	462,594
		805,329
Household Durables - 0.6%
Tempur Sealy International, Inc. (a)	2,000	121,340
Whirlpool Corp.	2,530	440,574
		561,914
Internet & Catalog Retail - 0.7%
Liberty Interactive Corp. QVC Group Series A (a)	26,860	703,732
Leisure Products - 0.2%
Mattel, Inc.	7,860	244,367
Media - 3.2%
CBS Corp. Class B	5,100	285,141
Charter Communications, Inc. Class A (a)	1,850	392,644
John Wiley & Sons, Inc. Class A	5,000	247,950
Liberty Broadband Corp. Class C (a)	6,301	360,732
Live Nation Entertainment, Inc. (a)	27,924	599,808
Omnicom Group, Inc.	2,620	217,381
Sinclair Broadcast Group, Inc. Class A	9,130	292,799
Starz Series A (a)	14,499	394,518
Twenty-First Century Fox, Inc.:
Class A	5,740	173,692
Class B	10,832	326,260
		3,290,925
Multiline Retail - 0.4%
Dillard's, Inc. Class A	3,180	224,031
Kohl's Corp.	5,061	224,202
		448,233
Specialty Retail - 1.1%
Chico's FAS, Inc.	6,693	84,399
GameStop Corp. Class A	11,700	383,760
GNC Holdings, Inc.	7,700	187,572
Office Depot, Inc. (a)	52,300	307,524
Sally Beauty Holdings, Inc. (a)	4,470	140,358
Staples, Inc.	6,000	61,200
		1,164,813
Textiles, Apparel & Luxury Goods - 0.3%
Gildan Activewear, Inc.	8,100	251,580

TOTAL CONSUMER DISCRETIONARY		9,744,053

CONSUMER STAPLES - 3.2%
Beverages - 0.9%
C&C Group PLC	31,826	142,963
Cott Corp.	39,146	518,848
Molson Coors Brewing Co. Class B	2,197	210,099
		871,910
Food & Staples Retailing - 0.7%
Sysco Corp.	2,887	133,004
Walgreens Boots Alliance, Inc.	2,280	180,758
Whole Foods Market, Inc.	14,500	421,660
		735,422
Food Products - 1.6%
Bunge Ltd.	3,398	212,375
ConAgra Foods, Inc.	9,553	425,682
Darling International, Inc. (a)	31,007	449,291
Nomad Foods Ltd. (a)	18,500	150,590
The J.M. Smucker Co.	3,335	423,478
		1,661,416

TOTAL CONSUMER STAPLES		3,268,748

ENERGY - 7.4%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	12,713	614,801
BW Offshore Ltd.	248,945	54,415
Dril-Quip, Inc. (a)	6,820	442,072
FMC Technologies, Inc. (a)	6,022	183,611
Halliburton Co.	7,518	310,569
Odfjell Drilling A/S (a)	28,835	19,410
SBM Offshore NV	19,300	258,453
Schlumberger Ltd.	2,936	235,878
		2,119,209
Oil, Gas & Consumable Fuels - 5.3%
Anadarko Petroleum Corp.	8,740	461,122
Apache Corp.	4,309	234,410
Boardwalk Pipeline Partners, LP	21,941	356,980
Cenovus Energy, Inc.	22,800	361,435
Diamondback Energy, Inc.	4,631	400,952
Energen Corp.	5,183	220,226
EQT Corp.	7,772	544,817
GasLog Ltd.	9,800	125,538
Golar LNG Ltd.	7,500	124,350
Hess Corp.	7,250	432,245
Hoegh LNG Holdings Ltd.	14,600	170,445
Lundin Petroleum AB (a)	17,500	327,752
Marathon Petroleum Corp.	4,134	161,557
Newfield Exploration Co. (a)	13,848	501,990
Teekay LNG Partners LP	22,800	313,272
Teekay Offshore Partners LP	36,800	219,696
Whiting Petroleum Corp. (a)(b)	40,007	480,084
		5,436,871

TOTAL ENERGY		7,556,080

FINANCIALS - 28.6%
Banks - 5.0%
Bank of Ireland (a)	212,097	64,358
Barclays PLC sponsored ADR	27,398	275,350
BOK Financial Corp. (b)	960	57,773
CIT Group, Inc.	25,144	869,228
Citigroup, Inc.	9,212	426,331
Comerica, Inc.	1,580	70,152
Cullen/Frost Bankers, Inc.	3,060	195,809
EFG Eurobank Ergasias SA (a)	81,516	68,786
First Citizen Bancshares, Inc.	1,379	351,645
First Citizen Bancshares, Inc. Class A (a)	1,408	359,040
First Niagara Financial Group, Inc.	2,130	22,493
Hilltop Holdings, Inc. (a)	13,774	273,552
Huntington Bancshares, Inc.	7,190	72,331
Lloyds Banking Group PLC	171,400	168,231
PNC Financial Services Group, Inc.	1,931	169,503
Prosperity Bancshares, Inc.	4,400	232,188
U.S. Bancorp	26,999	1,152,587
Wells Fargo & Co.	4,849	242,353
Zions Bancorporation	2,600	71,552
		5,143,262
Capital Markets - 4.7%
American Capital Ltd. (a)	13,030	205,874
Apollo Global Management LLC Class A	32,448	548,696
Apollo Investment Corp.	24,924	145,058
Ares Capital Corp.	26,574	403,659
E*TRADE Financial Corp. (a)	13,536	340,836
Fortress Investment Group LLC	51,972	258,301
Franklin Resources, Inc.	11,440	427,170
Invesco Ltd.	26,891	833,890
KKR & Co. LP	24,012	326,563
Legg Mason, Inc.	10,900	349,999
NorthStar Asset Management Group, Inc.	29,625	368,535
The Blackstone Group LP	11,488	315,231
Virtus Investment Partners, Inc.	3,000	234,660
		4,758,472
Consumer Finance - 4.1%
Capital One Financial Corp.	13,216	956,706
Discover Financial Services	19,560	1,100,641
Navient Corp.	61,736	843,931
OneMain Holdings, Inc. (a)	15,978	508,420
Synchrony Financial (a)	25,200	770,364
		4,180,062
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	8,735	1,270,768
Leucadia National Corp.	20,040	334,267
		1,605,035
Insurance - 3.6%
AFLAC, Inc.	6,688	461,271
Allstate Corp.	3,152	205,038
AMBAC Financial Group, Inc. (a)	19,801	321,370
Brown & Brown, Inc.	10,645	373,746
Chubb Ltd.	5,199	612,754
First American Financial Corp.	7,438	267,917
Greenlight Capital Re, Ltd. (a)	8,977	193,275
Prudential PLC	12,629	249,291
Reinsurance Group of America, Inc.	5,827	554,847
Torchmark Corp.	7,568	438,112
		3,677,621
Real Estate Investment Trusts - 8.6%
American Capital Agency Corp.	2,004	36,813
American Tower Corp.	7,431	779,363
Annaly Capital Management, Inc.	6,890	71,794
CBL & Associates Properties, Inc.	22,828	266,631
Douglas Emmett, Inc.	11,740	380,963
Equity Lifestyle Properties, Inc.	15,332	1,050,089
Extra Space Storage, Inc.	6,973	592,356
First Potomac Realty Trust	3,660	30,781
Forest City Realty Trust, Inc.	33,840	703,195
Grivalia Properties REIC	50,742	436,430
iStar Financial, Inc. (a)	56,666	555,327
Lamar Advertising Co. Class A	5,358	332,410
Mack-Cali Realty Corp.	14,000	357,840
MFA Financial, Inc.	29,930	206,816
NorthStar Realty Europe Corp.	4,524	53,971
NorthStar Realty Finance Corp.	51,242	655,385
Outfront Media, Inc.	34,583	750,105
Sun Communities, Inc.	3,103	210,601
VEREIT, Inc.	67,054	595,440
WP Glimcher, Inc.	66,770	700,417
		8,766,727
Real Estate Management & Development - 1.0%
Brookfield Asset Management, Inc. Class A	6,250	211,206
Kennedy Wilson Europe Real Estate PLC	4,191	66,687
Kennedy-Wilson Holdings, Inc.	12,886	278,466
Realogy Holdings Corp. (a)	13,243	473,305
		1,029,664

TOTAL FINANCIALS		29,160,843

HEALTH CARE - 6.7%
Biotechnology - 0.4%
AMAG Pharmaceuticals, Inc. (a)(b)	1,100	29,172
Baxalta, Inc.	2,300	96,485
United Therapeutics Corp. (a)	2,600	273,520
		399,177
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp. (a)	14,000	306,880
Hill-Rom Holdings, Inc.	700	33,845
St. Jude Medical, Inc.	2,899	220,904
The Cooper Companies, Inc.	585	89,552
Zimmer Biomet Holdings, Inc.	7,594	879,157
		1,530,338
Health Care Providers & Services - 1.5%
Accretive Health, Inc. (a)	53,627	127,096
Cigna Corp.	2,300	318,642
Laboratory Corp. of America Holdings (a)	4,807	602,413
McKesson Corp.	1,900	318,858
Universal Health Services, Inc. Class B	1,567	209,477
		1,576,486
Health Care Technology - 0.4%
CompuGroup Medical AG	11,205	440,079
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	5,361	219,372
Pharmaceuticals - 2.7%
Allergan PLC (a)	206	44,611
Endo International PLC (a)	16,100	434,700
Innoviva, Inc.	17,070	210,644
Jazz Pharmaceuticals PLC (a)	7,609	1,146,676
Mallinckrodt PLC (a)	600	37,512
Perrigo Co. PLC	943	91,160
Teva Pharmaceutical Industries Ltd. sponsored ADR	8,141	443,277
The Medicines Company (a)	2,400	85,416
Valeant Pharmaceuticals International, Inc. (Canada) (a)	7,100	236,856
		2,730,852

TOTAL HEALTH CARE		6,896,304

INDUSTRIALS - 10.5%
Aerospace & Defense - 3.1%
Aerojet Rocketdyne Holdings, Inc. (a)	41,593	753,665
Curtiss-Wright Corp.	5,213	399,212
Esterline Technologies Corp. (a)	4,114	282,467
KLX, Inc. (a)	9,700	327,084
L-3 Communications Holdings, Inc.	6,560	862,837
Orbital ATK, Inc.	3,088	268,656
Rolls-Royce Group PLC	13,700	134,019
United Technologies Corp.	1,134	118,356
		3,146,296
Air Freight & Logistics - 0.1%
PostNL NV (a)	25,200	110,227
Airlines - 0.2%
Delta Air Lines, Inc.	5,100	212,517
Building Products - 0.2%
Allegion PLC	2,365	154,789
Commercial Services & Supplies - 0.4%
Regus PLC	65,700	280,697
West Corp.	5,137	110,086
		390,783
Construction & Engineering - 2.0%
AECOM (a)	32,643	1,060,571
Arcadis NV	4,600	78,771
Astaldi SpA	36,238	177,679
Jacobs Engineering Group, Inc. (a)	15,295	681,851
		1,998,872
Electrical Equipment - 0.7%
Eaton Corp. PLC	4,800	303,696
Regal Beloit Corp.	6,262	403,398
		707,094
Machinery - 1.6%
AGCO Corp.	3,539	189,230
Allison Transmission Holdings, Inc.	5,429	156,409
Caterpillar, Inc.	1,941	150,855
Deere & Co.	4,000	336,440
Flowserve Corp.	5,618	274,215
Kennametal, Inc.	7,157	167,331
Melrose Industries PLC	7,597	41,438
Pentair PLC	3,956	229,764
TriMas Corp. (a)	6,869	124,329
		1,670,011
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	45,822	12,794
Road & Rail - 1.0%
CSX Corp.	12,350	336,785
Hertz Global Holdings, Inc. (a)	38,900	360,214
Swift Transporation Co. (a)	18,500	307,470
		1,004,469
Trading Companies & Distributors - 1.2%
AerCap Holdings NV (a)	9,800	392,098
Ashtead Group PLC	19,700	261,221
Veritiv Corp. (a)	2,570	105,421
WESCO International, Inc. (a)	8,715	512,355
		1,271,095

TOTAL INDUSTRIALS		10,678,947

INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 0.8%
CommScope Holding Co., Inc. (a)	14,209	432,096
Harris Corp.	4,848	387,888
		819,984
Electronic Equipment & Components - 1.0%
Flextronics International Ltd. (a)	16,500	200,475
Jabil Circuit, Inc.	19,822	344,110
TE Connectivity Ltd.	3,904	232,210
TTM Technologies, Inc. (a)	31,640	206,293
		983,088
Internet Software & Services - 0.4%
eBay, Inc. (a)	9,700	236,971
Rackspace Hosting, Inc. (a)	5,400	123,498
		360,469
IT Services - 1.6%
Computer Sciences Corp.	13,800	457,194
EVERTEC, Inc.	30,925	416,560
Leidos Holdings, Inc.	2,600	128,986
Science Applications International Corp.	7,511	398,759
Unisys Corp. (a)(b)	27,321	210,645
		1,612,144
Semiconductors & Semiconductor Equipment - 2.7%
Marvell Technology Group Ltd.	56,700	565,866
Maxim Integrated Products, Inc.	15,435	551,338
NXP Semiconductors NV (a)	7,039	600,286
ON Semiconductor Corp. (a)	24,110	228,322
Qualcomm, Inc.	12,127	612,656
Semtech Corp. (a)	10,683	231,180
		2,789,648
Software - 0.4%
Interactive Intelligence Group, Inc. (a)	8,000	297,360
RealPage, Inc. (a)	7,400	162,726
		460,086
Technology Hardware, Storage & Peripherals - 2.0%
EMC Corp.	11,200	292,432
Hewlett Packard Enterprise Co.	11,790	196,421
HP, Inc.	18,780	230,431
NCR Corp. (a)	18,630	541,947
Western Digital Corp.	19,315	789,307
		2,050,538

TOTAL INFORMATION TECHNOLOGY		9,075,957

MATERIALS - 7.0%
Chemicals - 3.2%
Agrium, Inc.	1,780	153,386
Albemarle Corp. U.S.	11,990	793,258
Axalta Coating Systems (a)	8,811	250,849
CF Industries Holdings, Inc.	14,295	472,736
Eastman Chemical Co.	8,466	646,633
LyondellBasell Industries NV Class A	5,005	413,763
Methanex Corp.	7,602	265,861
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	8,200	170,806
Tronox Ltd. Class A	13,255	96,496
		3,263,788
Containers & Packaging - 2.4%
Avery Dennison Corp.	4,503	326,963
Ball Corp.	7,100	506,798
Berry Plastics Group, Inc. (a)	13,800	497,076
Graphic Packaging Holding Co.	37,200	494,016
Sonoco Products Co.	6,947	325,745
WestRock Co.	7,680	321,408
		2,472,006
Metals & Mining - 1.4%
Compass Minerals International, Inc.	10,249	768,265
Freeport-McMoRan, Inc.	7,064	98,896
Steel Dynamics, Inc.	13,267	334,461
SunCoke Energy, Inc.	32,303	240,011
		1,441,633

TOTAL MATERIALS		7,177,427

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.	10,290	318,476
Frontier Communications Corp.	36,082	200,616
Iridium Communications, Inc. (a)(b)	23,800	192,066
		711,158
UTILITIES - 10.2%
Electric Utilities - 6.3%
Edison International	29,123	2,059,287
Exelon Corp.	30,381	1,066,069
NextEra Energy, Inc.	5,130	603,185
OGE Energy Corp.	34,734	1,027,779
Xcel Energy, Inc.	40,360	1,615,611
		6,371,931
Gas Utilities - 0.3%
Atmos Energy Corp.	4,360	316,318
Multi-Utilities - 3.6%
CMS Energy Corp.	16,263	661,579
DTE Energy Co.	7,345	654,880
Sempra Energy	22,862	2,362,788
		3,679,247

TOTAL UTILITIES		10,367,496

TOTAL COMMON STOCKS
(Cost $93,456,176)		94,637,013

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA sponsored ADR	14,844	141,463
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC	972,700	1,421
Rolls-Royce Group PLC (C Shares) (a)	2,104,290	3,075
		4,496
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $200,207)		145,959
	Principal Amount	Value

Convertible Bonds - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $191,142)	360,000	181,125

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.27% to 0.33% 6/2/16 to 6/9/16 (c)
(Cost $329,898)	330,000	329,957
	Shares	Value

Money Market Funds - 6.5%
Fidelity Cash Central Fund, 0.38% (d)	6,392,562	$6,392,562
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	206,725	206,725
TOTAL MONEY MARKET FUNDS
(Cost $6,599,287)		6,599,287
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $100,776,710)		101,893,341
NET OTHER ASSETS (LIABILITIES) - 0.2%		182,419
NET ASSETS - 100%		$102,075,760

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
17 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2016	2,479,110	$28,974

The face value of futures purchased as a percentage of Net Assets is 2.4%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $1,436,423.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $111,986.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,272
Fidelity Securities Lending Cash Central Fund	2,524
Total	$7,796

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$9,744,053	$9,744,053	$--	$--
Consumer Staples	3,268,748	3,268,748	--	--
Energy	7,556,080	7,556,080	--	--
Financials	29,302,306	28,379,568	922,738	--
Health Care	6,896,304	6,896,304	--	--
Industrials	10,683,443	10,683,443	--	--
Information Technology	9,075,957	9,075,957	--	--
Materials	7,177,427	7,177,427	--	--
Telecommunication Services	711,158	711,158	--	--
Utilities	10,367,496	10,367,496	--	--
Corporate Bonds	181,125	--	181,125	--
U.S. Government and Government Agency Obligations	329,957	--	329,957	--
Money Market Funds	6,599,287	6,599,287	--	--
Total Investments in Securities:	$101,893,341	$100,459,521	$1,433,820	$--
Derivative Instruments:
Assets
Futures Contracts	$28,974	$28,974	$--	$--
Total Assets	$28,974	$28,974	$--	$--
Total Derivative Instruments:	$28,974	$28,974	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$28,974	$0
Total Equity Risk	28,974	0
Total Value of Derivatives	$28,974	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.7%
Ireland	2.8%
Bermuda	2.3%
Canada	2.0%
Netherlands	1.9%
United Kingdom	1.0%
Others (Individually Less Than 1%)	5.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $200,046) — See accompanying schedule: Unaffiliated issuers (cost $94,177,423)	$95,294,054
Fidelity Central Funds (cost $6,599,287)	6,599,287
Total Investments (cost $100,776,710)		$101,893,341
Cash		210,273
Foreign currency held at value (cost $8,217)		8,224
Receivable for investments sold		679,012
Receivable for fund shares sold		204,270
Dividends receivable		69,193
Interest receivable		3,876
Distributions receivable from Fidelity Central Funds		1,948
Prepaid expenses		65
Other receivables		1,007
Total assets		103,071,209
Liabilities
Payable for investments purchased	$493,223
Payable for fund shares redeemed	127,618
Accrued management fee	55,655
Distribution and service plan fees payable	31,492
Payable for daily variation margin for derivative instruments	9,568
Other affiliated payables	21,964
Other payables and accrued expenses	49,204
Collateral on securities loaned, at value	206,725
Total liabilities		995,449
Net Assets		$102,075,760
Net Assets consist of:
Paid in capital		$105,028,189
Undistributed net investment income		327,139
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,425,656)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,146,088
Net Assets		$102,075,760
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($51,407,617 ÷ 2,460,800 shares)		$20.89
Maximum offering price per share (100/94.25 of $20.89)		$22.16
Class T:
Net Asset Value and redemption price per share ($16,663,250 ÷ 804,433 shares)		$20.71
Maximum offering price per share (100/96.50 of $20.71)		$21.46
Class B:
Net Asset Value and offering price per share ($664,127 ÷ 33,280 shares)(a)		$19.96
Class C:
Net Asset Value and offering price per share ($16,684,445 ÷ 838,768 shares)(a)		$19.89
Class I:
Net Asset Value, offering price and redemption price per share ($16,656,321 ÷ 790,403 shares)		$21.07

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$1,265,549
Interest		10,922
Income from Fidelity Central Funds		7,796
Total income		1,284,267
Expenses
Management fee
Basic fee	$251,516
Performance adjustment	(25,059)
Transfer agent fees	111,158
Distribution and service plan fees	179,693
Accounting and security lending fees	17,911
Custodian fees and expenses	37,233
Independent trustees' compensation	198
Registration fees	51,092
Audit	36,652
Legal	6,736
Miscellaneous	1,295
Total expenses before reductions	668,425
Expense reductions	(31,779)	636,646
Net investment income (loss)		647,621
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,190,681)
Foreign currency transactions	(3,242)
Futures contracts	(22,377)
Total net realized gain (loss)		(4,216,300)
Change in net unrealized appreciation (depreciation) on: Investment securities	3,603,483
Assets and liabilities in foreign currencies	738
Futures contracts	19,744
Total change in net unrealized appreciation (depreciation)		3,623,965
Net gain (loss)		(592,335)
Net increase (decrease) in net assets resulting from operations		$55,286

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$647,621	$360,683
Net realized gain (loss)	(4,216,300)	11,769,234
Change in net unrealized appreciation (depreciation)	3,623,965	(12,630,256)
Net increase (decrease) in net assets resulting from operations	55,286	(500,339)
Distributions to shareholders from net investment income	(403,934)	(153,278)
Distributions to shareholders from net realized gain	(1,698,817)	(63,887)
Total distributions	(2,102,751)	(217,165)
Share transactions - net increase (decrease)	7,988,400	3,716,442
Total increase (decrease) in net assets	5,940,935	2,998,938
Net Assets
Beginning of period	96,134,825	93,135,887
End of period (including undistributed net investment income of $327,139 and undistributed net investment income of $83,452, respectively)	$102,075,760	$96,134,825

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.39	$21.48	$18.90	$14.08	$12.25	$12.12
Income from Investment Operations
Net investment income (loss)A	.15	.12	.09	.11	.07	.03
Net realized and unrealized gain (loss)	(.17)	(.14)B	2.58	4.82	1.79	.17
Total from investment operations	(.02)	(.02)	2.67	4.93	1.86	.20
Distributions from net investment income	(.11)	(.05)	(.04)	(.11)	(.03)	(.06)
Distributions from net realized gain	(.37)	(.02)	(.04)	–	–	(.01)
Total distributions	(.48)	(.07)	(.09)C	(.11)	(.03)	(.07)
Net asset value, end of period	$20.89	$21.39	$21.48	$18.90	$14.08	$12.25
Total ReturnD,E,F	(.06)%	(.12)%B	14.15%	35.30%	15.22%	1.65%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.31%I	1.31%	1.29%	1.31%	1.35%	1.29%
Expenses net of fee waivers, if any	1.25%I	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25%I	1.24%	1.25%	1.23%	1.25%	1.24%
Net investment income (loss)	1.55%I	.53%	.42%	.69%	.51%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$51,408	$50,858	$45,759	$38,397	$27,817	$29,635
Portfolio turnover rateJ	77%I	82%	78%	103%	77%	96%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.17)%

 C Total distributions of $.09 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.044 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.17	$21.27	$18.72	$13.95	$12.15	$12.03
Income from Investment Operations
Net investment income (loss)A	.13	.06	.03	.07	.03	(.01)
Net realized and unrealized gain (loss)	(.17)	(.15)B	2.56	4.78	1.80	.17
Total from investment operations	(.04)	(.09)	2.59	4.85	1.83	.16
Distributions from net investment income	(.05)	–	–	(.08)	(.03)	(.04)
Distributions from net realized gain	(.37)	(.01)	(.04)	–	–	(.01)
Total distributions	(.42)	(.01)	(.04)	(.08)	(.03)	(.04)C
Net asset value, end of period	$20.71	$21.17	$21.27	$18.72	$13.95	$12.15
Total ReturnD,E,F	(.18)%	(.43)%B	13.88%	34.94%	15.05%	1.35%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.60%I	1.58%	1.57%	1.58%	1.61%	1.56%
Expenses net of fee waivers, if any	1.50%I	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%I	1.49%	1.50%	1.48%	1.50%	1.49%
Net investment income (loss)	1.30%I	.28%	.17%	.44%	.26%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$16,663	$17,300	$18,558	$17,319	$12,727	$12,866
Portfolio turnover rateJ	77%I	82%	78%	103%	77%	96%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.48)%

 C Total distributions of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.009 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.41	$20.60	$18.18	$13.54	$11.85	$11.75
Income from Investment Operations
Net investment income (loss)A	.08	(.05)	(.07)	(.01)	(.03)	(.07)
Net realized and unrealized gain (loss)	(.16)	(.13)B	2.49	4.65	1.74	.17
Total from investment operations	(.08)	(.18)	2.42	4.64	1.71	.10
Distributions from net investment income	–	–	–	–	(.02)	–
Distributions from net realized gain	(.37)	(.01)	–	–	–	–
Total distributions	(.37)	(.01)	–	–	(.02)	–
Net asset value, end of period	$19.96	$20.41	$20.60	$18.18	$13.54	$11.85
Total ReturnC,D,E	(.38)%	(.89)%B	13.31%	34.27%	14.41%	.85%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.15%H	2.15%	2.13%	2.11%	2.13%	2.05%
Expenses net of fee waivers, if any	2.00%H	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00%H	1.99%	2.00%	1.98%	2.00%	1.99%
Net investment income (loss)	.80%H	(.22)%	(.33)%	(.06)%	(.24)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$664	$915	$1,417	$2,116	$2,480	$3,482
Portfolio turnover rateI	77%H	82%	78%	103%	77%	96%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.94)%

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.35	$20.54	$18.13	$13.51	$11.83	$11.73
Income from Investment Operations
Net investment income (loss)A	.08	(.05)	(.07)	(.01)	(.03)	(.07)
Net realized and unrealized gain (loss)	(.17)	(.13)B	2.48	4.64	1.73	.17
Total from investment operations	(.09)	(.18)	2.41	4.63	1.70	.10
Distributions from net investment income	–	–	–	(.01)	(.02)	–
Distributions from net realized gain	(.37)	(.01)	–	–	–	–
Total distributions	(.37)	(.01)	–	(.01)	(.02)	–
Net asset value, end of period	$19.89	$20.35	$20.54	$18.13	$13.51	$11.83
Total ReturnC,D,E	(.43)%	(.89)%B	13.29%	34.32%	14.36%	.85%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.10%H	2.09%	2.06%	2.08%	2.10%	2.04%
Expenses net of fee waivers, if any	2.00%H	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00%H	1.99%	2.00%	1.98%	1.99%	1.99%
Net investment income (loss)	.80%H	(.22)%	(.33)%	(.06)%	(.24)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$16,684	$16,670	$17,390	$14,354	$9,283	$8,976
Portfolio turnover rateI	77%H	82%	78%	103%	77%	96%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.94)%

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.60	$21.70	$19.09	$14.22	$12.34	$12.21
Income from Investment Operations
Net investment income (loss)A	.18	.17	.14	.16	.10	.06
Net realized and unrealized gain (loss)	(.17)	(.14)B	2.60	4.86	1.81	.18
Total from investment operations	.01	.03	2.74	5.02	1.91	.24
Distributions from net investment income	(.17)	(.11)	(.09)	(.15)	(.03)	(.10)
Distributions from net realized gain	(.37)	(.02)	(.04)	–	–	(.01)
Total distributions	(.54)	(.13)	(.13)	(.15)	(.03)	(.11)
Net asset value, end of period	$21.07	$21.60	$21.70	$19.09	$14.22	$12.34
Total ReturnC,D	.06%	.13%B	14.46%	35.65%	15.56%	1.93%
Ratios to Average Net AssetsE,F
Expenses before reductions	.97%G	1.00%	.97%	.96%	.99%	.97%
Expenses net of fee waivers, if any	.97%G	1.00%	.97%	.96%	.99%	.97%
Expenses net of all reductions	.97%G	.99%	.97%	.94%	.99%	.96%
Net investment income (loss)	1.83%G	.78%	.69%	.98%	.76%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$16,656	$10,391	$10,011	$6,405	$4,080	$4,869
Portfolio turnover rateH	77%G	82%	78%	103%	77%	96%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .08%

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Advisor Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$10,128,034
Gross unrealized depreciation	(9,706,193)
Net unrealized appreciation (depreciation) on securities	$421,841
Tax cost	$101,471,500

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(22,377) and a change in net unrealized appreciation (depreciation) of $19,744 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $37,460,419 and $34,929,286, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .49% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$59,414	$1,797
Class T	.25%	.25%	39,188	–
Class B	.75%	.25%	3,656	2,784
Class C	.75%	.25%	77,435	4,999
			$179,693	$9,580

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,660
Class T	1,010
Class B(a)	17
Class C(a)	832
$6,519

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$56,672.24
Class T	21,183.27
Class B	1,117.31
Class C	21,310.27
Class I	10,876.18
	$111,158

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,318 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $78 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,524. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$15,200
Class T	1.50%	7,793
Class B	2.00%	557
Class C	2.00%	7,896
		$31,446

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $333.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$271,815	$101,012
Class T	40,168	–
Class I	91,951	52,266
Total	$403,934	$153,278
From net realized gain
Class A	$882,206	$40,780
Class T	297,241	6,850
Class B	16,135	509
Class C	301,923	6,869
Class I	201,312	8,879
Total	$1,698,817	$63,887

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	416,778	960,039	$8,250,661	$21,148,738
Reinvestment of distributions	54,608	6,016	1,132,015	131,655
Shares redeemed	(388,357)	(718,151)	(7,652,931)	(15,770,534)
Net increase (decrease)	83,029	247,904	$1,729,745	$5,509,859
Class T
Shares sold	66,324	111,689	$1,327,690	$2,464,811
Reinvestment of distributions	16,080	306	330,767	6,711
Shares redeemed	(95,028)	(167,609)	(1,858,450)	(3,658,902)
Net increase (decrease)	(12,624)	(55,614)	$(199,993)	$(1,187,380)
Class B
Shares sold	995	251	$19,934	$5,457
Reinvestment of distributions	769	23	15,282	484
Shares redeemed	(13,325)	(24,225)	(246,259)	(513,169)
Net increase (decrease)	(11,561)	(23,951)	$(211,043)	$(507,228)
Class C
Shares sold	99,684	129,309	$1,915,943	$2,727,630
Reinvestment of distributions	14,372	305	284,567	6,463
Shares redeemed	(94,451)	(157,096)	(1,772,302)	(3,304,608)
Net increase (decrease)	19,605	(27,482)	$428,208	$(570,515)
Class I
Shares sold	376,278	126,524	$7,578,192	$2,825,818
Reinvestment of distributions	12,080	2,352	252,359	51,833
Shares redeemed	(79,068)	(109,030)	(1,589,068)	(2,405,945)
Net increase (decrease)	309,290	19,846	$6,241,483	$471,706

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.25%
Actual		$1,000.00	$999.40	$6.21
Hypothetical-C		$1,000.00	$1,018.65	$6.27
Class T	1.50%
Actual		$1,000.00	998.20	7.45
Hypothetical-C		$1,000.00	1,017.40	7.52
Class B	2.00%
Actual		$1,000.00	$996.20	9.93
Hypothetical-C		$1,000.00	1,014.92	10.02
Class C	2.00%
Actual		$1,000.00	$995.70	9.92
Hypothetical-C		$1,000.00	1,014.92	10.02
Class I	0.97%
Actual		$1,000.00	$1,000.60	4.82
Hypothetical-C		$1,000.00	1,020.04	4.87

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

FAV-SANN-0616
1.800650.112

Fidelity Advisor® Value Fund Class I Semi-Annual Report April 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	2.3	1.8
Edison International	2.0	1.7
Xcel Energy, Inc.	1.6	0.3
Berkshire Hathaway, Inc. Class B	1.3	1.1
U.S. Bancorp	1.1	0.9
Jazz Pharmaceuticals PLC	1.1	0.8
Discover Financial Services	1.1	0.9
Exelon Corp.	1.1	0.9
AECOM	1.0	1.0
Equity Lifestyle Properties, Inc.	1.0	0.8
	13.6

Top Five Market Sectors as of April 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.7	29.6
Industrials	10.5	12.8
Utilities	10.2	9.2
Consumer Discretionary	9.5	10.9
Information Technology	8.9	11.1

Asset Allocation (% of fund's net assets)

As of April 30, 2016*
Stocks and Equity Futures	95.2%
Convertible Securities	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	4.6%

 * Foreign investments - 15.3%

As of October 31, 2015*
Stocks and Equity Futures	98.4%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.5%

 * Foreign investments - 17.9%

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.7%
	Shares	Value
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.7%
Delphi Automotive PLC	3,611	$265,878
Tenneco, Inc. (a)	5,600	298,480
Visteon Corp.	2,140	170,494
		734,852
Diversified Consumer Services - 1.5%
H&R Block, Inc.	18,032	364,968
Houghton Mifflin Harcourt Co. (a)	39,750	815,273
Service Corp. International	8,828	235,443
ServiceMaster Global Holdings, Inc. (a)	3,200	122,624
		1,538,308
Hotels, Restaurants & Leisure - 0.8%
Extended Stay America, Inc. unit	21,900	342,735
Wyndham Worldwide Corp.	6,520	462,594
		805,329
Household Durables - 0.6%
Tempur Sealy International, Inc. (a)	2,000	121,340
Whirlpool Corp.	2,530	440,574
		561,914
Internet & Catalog Retail - 0.7%
Liberty Interactive Corp. QVC Group Series A (a)	26,860	703,732
Leisure Products - 0.2%
Mattel, Inc.	7,860	244,367
Media - 3.2%
CBS Corp. Class B	5,100	285,141
Charter Communications, Inc. Class A (a)	1,850	392,644
John Wiley & Sons, Inc. Class A	5,000	247,950
Liberty Broadband Corp. Class C (a)	6,301	360,732
Live Nation Entertainment, Inc. (a)	27,924	599,808
Omnicom Group, Inc.	2,620	217,381
Sinclair Broadcast Group, Inc. Class A	9,130	292,799
Starz Series A (a)	14,499	394,518
Twenty-First Century Fox, Inc.:
Class A	5,740	173,692
Class B	10,832	326,260
		3,290,925
Multiline Retail - 0.4%
Dillard's, Inc. Class A	3,180	224,031
Kohl's Corp.	5,061	224,202
		448,233
Specialty Retail - 1.1%
Chico's FAS, Inc.	6,693	84,399
GameStop Corp. Class A	11,700	383,760
GNC Holdings, Inc.	7,700	187,572
Office Depot, Inc. (a)	52,300	307,524
Sally Beauty Holdings, Inc. (a)	4,470	140,358
Staples, Inc.	6,000	61,200
		1,164,813
Textiles, Apparel & Luxury Goods - 0.3%
Gildan Activewear, Inc.	8,100	251,580

TOTAL CONSUMER DISCRETIONARY		9,744,053

CONSUMER STAPLES - 3.2%
Beverages - 0.9%
C&C Group PLC	31,826	142,963
Cott Corp.	39,146	518,848
Molson Coors Brewing Co. Class B	2,197	210,099
		871,910
Food & Staples Retailing - 0.7%
Sysco Corp.	2,887	133,004
Walgreens Boots Alliance, Inc.	2,280	180,758
Whole Foods Market, Inc.	14,500	421,660
		735,422
Food Products - 1.6%
Bunge Ltd.	3,398	212,375
ConAgra Foods, Inc.	9,553	425,682
Darling International, Inc. (a)	31,007	449,291
Nomad Foods Ltd. (a)	18,500	150,590
The J.M. Smucker Co.	3,335	423,478
		1,661,416

TOTAL CONSUMER STAPLES		3,268,748

ENERGY - 7.4%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	12,713	614,801
BW Offshore Ltd.	248,945	54,415
Dril-Quip, Inc. (a)	6,820	442,072
FMC Technologies, Inc. (a)	6,022	183,611
Halliburton Co.	7,518	310,569
Odfjell Drilling A/S (a)	28,835	19,410
SBM Offshore NV	19,300	258,453
Schlumberger Ltd.	2,936	235,878
		2,119,209
Oil, Gas & Consumable Fuels - 5.3%
Anadarko Petroleum Corp.	8,740	461,122
Apache Corp.	4,309	234,410
Boardwalk Pipeline Partners, LP	21,941	356,980
Cenovus Energy, Inc.	22,800	361,435
Diamondback Energy, Inc.	4,631	400,952
Energen Corp.	5,183	220,226
EQT Corp.	7,772	544,817
GasLog Ltd.	9,800	125,538
Golar LNG Ltd.	7,500	124,350
Hess Corp.	7,250	432,245
Hoegh LNG Holdings Ltd.	14,600	170,445
Lundin Petroleum AB (a)	17,500	327,752
Marathon Petroleum Corp.	4,134	161,557
Newfield Exploration Co. (a)	13,848	501,990
Teekay LNG Partners LP	22,800	313,272
Teekay Offshore Partners LP	36,800	219,696
Whiting Petroleum Corp. (a)(b)	40,007	480,084
		5,436,871

TOTAL ENERGY		7,556,080

FINANCIALS - 28.6%
Banks - 5.0%
Bank of Ireland (a)	212,097	64,358
Barclays PLC sponsored ADR	27,398	275,350
BOK Financial Corp. (b)	960	57,773
CIT Group, Inc.	25,144	869,228
Citigroup, Inc.	9,212	426,331
Comerica, Inc.	1,580	70,152
Cullen/Frost Bankers, Inc.	3,060	195,809
EFG Eurobank Ergasias SA (a)	81,516	68,786
First Citizen Bancshares, Inc.	1,379	351,645
First Citizen Bancshares, Inc. Class A (a)	1,408	359,040
First Niagara Financial Group, Inc.	2,130	22,493
Hilltop Holdings, Inc. (a)	13,774	273,552
Huntington Bancshares, Inc.	7,190	72,331
Lloyds Banking Group PLC	171,400	168,231
PNC Financial Services Group, Inc.	1,931	169,503
Prosperity Bancshares, Inc.	4,400	232,188
U.S. Bancorp	26,999	1,152,587
Wells Fargo & Co.	4,849	242,353
Zions Bancorporation	2,600	71,552
		5,143,262
Capital Markets - 4.7%
American Capital Ltd. (a)	13,030	205,874
Apollo Global Management LLC Class A	32,448	548,696
Apollo Investment Corp.	24,924	145,058
Ares Capital Corp.	26,574	403,659
E*TRADE Financial Corp. (a)	13,536	340,836
Fortress Investment Group LLC	51,972	258,301
Franklin Resources, Inc.	11,440	427,170
Invesco Ltd.	26,891	833,890
KKR & Co. LP	24,012	326,563
Legg Mason, Inc.	10,900	349,999
NorthStar Asset Management Group, Inc.	29,625	368,535
The Blackstone Group LP	11,488	315,231
Virtus Investment Partners, Inc.	3,000	234,660
		4,758,472
Consumer Finance - 4.1%
Capital One Financial Corp.	13,216	956,706
Discover Financial Services	19,560	1,100,641
Navient Corp.	61,736	843,931
OneMain Holdings, Inc. (a)	15,978	508,420
Synchrony Financial (a)	25,200	770,364
		4,180,062
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (a)	8,735	1,270,768
Leucadia National Corp.	20,040	334,267
		1,605,035
Insurance - 3.6%
AFLAC, Inc.	6,688	461,271
Allstate Corp.	3,152	205,038
AMBAC Financial Group, Inc. (a)	19,801	321,370
Brown & Brown, Inc.	10,645	373,746
Chubb Ltd.	5,199	612,754
First American Financial Corp.	7,438	267,917
Greenlight Capital Re, Ltd. (a)	8,977	193,275
Prudential PLC	12,629	249,291
Reinsurance Group of America, Inc.	5,827	554,847
Torchmark Corp.	7,568	438,112
		3,677,621
Real Estate Investment Trusts - 8.6%
American Capital Agency Corp.	2,004	36,813
American Tower Corp.	7,431	779,363
Annaly Capital Management, Inc.	6,890	71,794
CBL & Associates Properties, Inc.	22,828	266,631
Douglas Emmett, Inc.	11,740	380,963
Equity Lifestyle Properties, Inc.	15,332	1,050,089
Extra Space Storage, Inc.	6,973	592,356
First Potomac Realty Trust	3,660	30,781
Forest City Realty Trust, Inc.	33,840	703,195
Grivalia Properties REIC	50,742	436,430
iStar Financial, Inc. (a)	56,666	555,327
Lamar Advertising Co. Class A	5,358	332,410
Mack-Cali Realty Corp.	14,000	357,840
MFA Financial, Inc.	29,930	206,816
NorthStar Realty Europe Corp.	4,524	53,971
NorthStar Realty Finance Corp.	51,242	655,385
Outfront Media, Inc.	34,583	750,105
Sun Communities, Inc.	3,103	210,601
VEREIT, Inc.	67,054	595,440
WP Glimcher, Inc.	66,770	700,417
		8,766,727
Real Estate Management & Development - 1.0%
Brookfield Asset Management, Inc. Class A	6,250	211,206
Kennedy Wilson Europe Real Estate PLC	4,191	66,687
Kennedy-Wilson Holdings, Inc.	12,866	278,466
Realogy Holdings Corp. (a)	13,243	473,305
		1,029,664

TOTAL FINANCIALS		29,160,843

HEALTH CARE - 6.7%
Biotechnology - 0.4%
AMAG Pharmaceuticals, Inc. (a)(b)	1,100	29,172
Baxalta, Inc.	2,300	96,485
United Therapeutics Corp. (a)	2,600	273,520
		399,177
Health Care Equipment & Supplies - 1.5%
Boston Scientific Corp. (a)	14,000	306,880
Hill-Rom Holdings, Inc.	700	33,845
St. Jude Medical, Inc.	2,899	220,904
The Cooper Companies, Inc.	585	89,552
Zimmer Biomet Holdings, Inc.	7,594	879,157
		1,530,338
Health Care Providers & Services - 1.5%
Accretive Health, Inc. (a)	53,627	127,096
Cigna Corp.	2,300	318,642
Laboratory Corp. of America Holdings (a)	4,807	602,413
McKesson Corp.	1,900	318,858
Universal Health Services, Inc. Class B	1,567	209,477
		1,576,486
Health Care Technology - 0.4%
CompuGroup Medical AG	11,205	440,079
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	5,361	219,372
Pharmaceuticals - 2.7%
Allergan PLC (a)	206	44,611
Endo International PLC (a)	16,100	434,700
Innoviva, Inc.	17,070	210,644
Jazz Pharmaceuticals PLC (a)	7,609	1,146,676
Mallinckrodt PLC (a)	600	37,512
Perrigo Co. PLC	943	91,160
Teva Pharmaceutical Industries Ltd. sponsored ADR	8,141	443,277
The Medicines Company (a)	2,400	85,416
Valeant Pharmaceuticals International, Inc. (Canada) (a)	7,100	236,856
		2,730,852

TOTAL HEALTH CARE		6,896,304

INDUSTRIALS - 10.5%
Aerospace & Defense - 3.1%
Aerojet Rocketdyne Holdings, Inc. (a)	41,593	753,665
Curtiss-Wright Corp.	5,213	399,212
Esterline Technologies Corp. (a)	4,114	282,467
KLX, Inc. (a)	9,700	327,084
L-3 Communications Holdings, Inc.	6,560	862,837
Orbital ATK, Inc.	3,088	268,656
Rolls-Royce Group PLC	13,700	134,019
United Technologies Corp.	1,134	118,356
		3,146,296
Air Freight & Logistics - 0.1%
PostNL NV (a)	25,200	110,227
Airlines - 0.2%
Delta Air Lines, Inc.	5,100	212,517
Building Products - 0.2%
Allegion PLC	2,365	154,789
Commercial Services & Supplies - 0.4%
Regus PLC	65,700	280,697
West Corp.	5,137	110,086
		390,783
Construction & Engineering - 2.0%
AECOM (a)	32,643	1,060,571
Arcadis NV	4,600	78,771
Astaldi SpA	36,238	177,679
Jacobs Engineering Group, Inc. (a)	15,295	681,851
		1,998,872
Electrical Equipment - 0.7%
Eaton Corp. PLC	4,800	303,696
Regal Beloit Corp.	6,262	403,398
		707,094
Machinery - 1.6%
AGCO Corp.	3,539	189,230
Allison Transmission Holdings, Inc.	5,429	156,409
Caterpillar, Inc.	1,941	150,855
Deere & Co.	4,000	336,440
Flowserve Corp.	5,618	274,215
Kennametal, Inc.	7,157	167,331
Melrose Industries PLC	7,597	41,438
Pentair PLC	3,956	229,764
TriMas Corp. (a)	6,869	124,329
		1,670,011
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	45,822	12,794
Road & Rail - 1.0%
CSX Corp.	12,350	336,785
Hertz Global Holdings, Inc. (a)	38,900	360,214
Swift Transporation Co. (a)	18,500	307,470
		1,004,469
Trading Companies & Distributors - 1.2%
AerCap Holdings NV (a)	9,800	392,098
Ashtead Group PLC	19,700	261,221
Veritiv Corp. (a)	2,570	105,421
WESCO International, Inc. (a)	8,715	512,355
		1,271,095

TOTAL INDUSTRIALS		10,678,947

INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 0.8%
CommScope Holding Co., Inc. (a)	14,209	432,096
Harris Corp.	4,848	387,888
		819,984
Electronic Equipment & Components - 1.0%
Flextronics International Ltd. (a)	16,500	200,475
Jabil Circuit, Inc.	19,822	344,110
TE Connectivity Ltd.	3,904	232,210
TTM Technologies, Inc. (a)	31,640	206,293
		983,088
Internet Software & Services - 0.4%
eBay, Inc. (a)	9,700	236,971
Rackspace Hosting, Inc. (a)	5,400	123,498
		360,469
IT Services - 1.6%
Computer Sciences Corp.	13,800	457,194
EVERTEC, Inc.	30,925	416,560
Leidos Holdings, Inc.	2,600	128,986
Science Applications International Corp.	7,511	398,759
Unisys Corp. (a)(b)	27,321	210,645
		1,612,144
Semiconductors & Semiconductor Equipment - 2.7%
Marvell Technology Group Ltd.	56,700	565,866
Maxim Integrated Products, Inc.	15,435	551,338
NXP Semiconductors NV (a)	7,039	600,286
ON Semiconductor Corp. (a)	24,110	228,322
Qualcomm, Inc.	12,127	612,656
Semtech Corp. (a)	10,683	231,180
		2,789,648
Software - 0.4%
Interactive Intelligence Group, Inc. (a)	8,000	297,360
RealPage, Inc. (a)	7,400	162,726
		460,086
Technology Hardware, Storage & Peripherals - 2.0%
EMC Corp.	11,200	292,432
Hewlett Packard Enterprise Co.	11,790	196,421
HP, Inc.	18,780	230,431
NCR Corp. (a)	18,630	541,947
Western Digital Corp.	19,315	789,307
		2,050,538

TOTAL INFORMATION TECHNOLOGY		9,075,957

MATERIALS - 7.0%
Chemicals - 3.2%
Agrium, Inc.	1,780	153,386
Albemarle Corp. U.S.	11,990	793,258
Axalta Coating Systems (a)	8,811	250,849
CF Industries Holdings, Inc.	14,295	472,736
Eastman Chemical Co.	8,466	646,633
LyondellBasell Industries NV Class A	5,005	413,763
Methanex Corp.	7,602	265,861
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	8,200	170,806
Tronox Ltd. Class A	13,255	96,496
		3,263,788
Containers & Packaging - 2.4%
Avery Dennison Corp.	4,503	326,963
Ball Corp.	7,100	506,798
Berry Plastics Group, Inc. (a)	13,800	497,076
Graphic Packaging Holding Co.	37,200	494,016
Sonoco Products Co.	6,947	325,745
WestRock Co.	7,680	321,408
		2,472,006
Metals & Mining - 1.4%
Compass Minerals International, Inc.	10,249	768,265
Freeport-McMoRan, Inc.	7,064	98,896
Steel Dynamics, Inc.	13,267	334,461
SunCoke Energy, Inc.	32,303	240,011
		1,441,633

TOTAL MATERIALS		7,177,427

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc.	10,290	318,476
Frontier Communications Corp.	36,082	200,616
Iridium Communications, Inc. (a)(b)	23,800	192,066
		711,158
UTILITIES - 10.2%
Electric Utilities - 6.3%
Edison International	29,123	2,059,287
Exelon Corp.	30,381	1,066,069
NextEra Energy, Inc.	5,130	603,185
OGE Energy Corp.	34,734	1,027,779
Xcel Energy, Inc.	40,360	1,615,611
		6,371,931
Gas Utilities - 0.3%
Atmos Energy Corp.	4,360	316,318
Multi-Utilities - 3.6%
CMS Energy Corp.	16,263	661,579
DTE Energy Co.	7,345	654,880
Sempra Energy	22,862	2,362,788
		3,679,247

TOTAL UTILITIES		10,367,496

TOTAL COMMON STOCKS
(Cost $93,456,176)		94,637,013

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA sponsored ADR	14,844	141,463
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC	972,700	1,421
Rolls-Royce Group PLC (C Shares) (a)	2,104,290	3,075
		4,496
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $200,207)		145,959
	Principal Amount	Value

Convertible Bonds - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $191,142)	360,000	181,125

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.27% to 0.33% 6/2/16 to 6/9/16 (c)
(Cost $329,898)	330,000	329,957
	Shares	Value

Money Market Funds - 6.5%
Fidelity Cash Central Fund, 0.38% (d)	6,392,562	$6,392,562
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	206,725	206,725
TOTAL MONEY MARKET FUNDS
(Cost $6,599,287)		6,599,287
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $100,776,710)		101,893,341
NET OTHER ASSETS (LIABILITIES) - 0.2%		182,419
NET ASSETS - 100%		$102,075,760

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
17 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2016	2,479,110	$28,974

The face value of futures purchased as a percentage of Net Assets is 2.4%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $1,436,423.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $111,986.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,272
Fidelity Securities Lending Cash Central Fund	2,524
Total	$7,796

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$9,744,053	$9,744,053	$--	$--
Consumer Staples	3,268,748	3,268,748	--	--
Energy	7,556,080	7,556,080	--	--
Financials	29,302,306	28,379,568	922,738	--
Health Care	6,896,304	6,896,304	--	--
Industrials	10,683,443	10,683,443	--	--
Information Technology	9,075,957	9,075,957	--	--
Materials	7,177,427	7,177,427	--	--
Telecommunication Services	711,158	711,158	--	--
Utilities	10,367,496	10,367,496	--	--
Corporate Bonds	181,125	--	181,125	--
U.S. Government and Government Agency Obligations	329,957	--	329,957	--
Money Market Funds	6,599,287	6,599,287	--	--
Total Investments in Securities:	$101,893,341	$100,459,521	$1,433,820	$--
Derivative Instruments:
Assets
Futures Contracts	$28,974	$28,974	$--	$--
Total Assets	$28,974	$28,974	$--	$--
Total Derivative Instruments:	$28,974	$28,974	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$28,974	$0
Total Value of Derivatives	$28,974	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.7%
Ireland	2.8%
Bermuda	2.3%
Canada	2.0%
Netherlands	1.9%
United Kingdom	1.0%
Others (Individually Less Than 1%)	5.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $200,046) — See accompanying schedule: Unaffiliated issuers (cost $94,177,423)	$95,294,054
Fidelity Central Funds (cost $6,599,287)	6,599,287
Total Investments (cost $100,776,710)		$101,893,341
Cash		210,273
Foreign currency held at value (cost $8,217)		8,224
Receivable for investments sold		679,012
Receivable for fund shares sold		204,270
Dividends receivable		69,193
Interest receivable		3,876
Distributions receivable from Fidelity Central Funds		1,948
Prepaid expenses		65
Other receivables		1,007
Total assets		103,071,209
Liabilities
Payable for investments purchased	$493,223
Payable for fund shares redeemed	127,618
Accrued management fee	55,655
Distribution and service plan fees payable	31,492
Payable for daily variation margin for derivative instruments	9,568
Other affiliated payables	21,964
Other payables and accrued expenses	49,204
Collateral on securities loaned, at value	206,725
Total liabilities		995,449
Net Assets		$102,075,760
Net Assets consist of:
Paid in capital		$105,028,189
Undistributed net investment income		327,139
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,425,656)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,146,088
Net Assets		$102,075,760
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($51,407,617 ÷ 2,460,800 shares)		$20.89
Maximum offering price per share (100/94.25 of $20.89)		$22.16
Class T:
Net Asset Value and redemption price per share ($16,663,250 ÷ 804,433 shares)		$20.71
Maximum offering price per share (100/96.50 of $20.71)		$21.46
Class B:
Net Asset Value and offering price per share ($664,127 ÷ 33,280 shares)(a)		$19.96
Class C:
Net Asset Value and offering price per share ($16,684,445 ÷ 838,768 shares)(a)		$19.89
Class I:
Net Asset Value, offering price and redemption price per share ($16,656,321 ÷ 790,403 shares)		$21.07

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2016 (Unaudited)
Investment Income
Dividends		$1,265,549
Interest		10,922
Income from Fidelity Central Funds		7,796
Total income		1,284,267
Expenses
Management fee
Basic fee	$251,516
Performance adjustment	(25,059)
Transfer agent fees	111,158
Distribution and service plan fees	179,693
Accounting and security lending fees	17,911
Custodian fees and expenses	37,233
Independent trustees' compensation	198
Registration fees	51,092
Audit	36,652
Legal	6,736
Miscellaneous	1,295
Total expenses before reductions	668,425
Expense reductions	(31,779)	636,646
Net investment income (loss)		647,621
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,190,681)
Foreign currency transactions	(3,242)
Futures contracts	(22,377)
Total net realized gain (loss)		(4,216,300)
Change in net unrealized appreciation (depreciation) on: Investment securities	3,603,483
Assets and liabilities in foreign currencies	738
Futures contracts	19,744
Total change in net unrealized appreciation (depreciation)		3,623,965
Net gain (loss)		(592,335)
Net increase (decrease) in net assets resulting from operations		$55,286

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2016 (Unaudited)	Year ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$647,621	$360,683
Net realized gain (loss)	(4,216,300)	11,769,234
Change in net unrealized appreciation (depreciation)	3,623,965	(12,630,256)
Net increase (decrease) in net assets resulting from operations	55,286	(500,339)
Distributions to shareholders from net investment income	(403,934)	(153,278)
Distributions to shareholders from net realized gain	(1,698,817)	(63,887)
Total distributions	(2,102,751)	(217,165)
Share transactions - net increase (decrease)	7,988,400	3,716,442
Total increase (decrease) in net assets	5,940,935	2,998,938
Net Assets
Beginning of period	96,134,825	93,135,887
End of period (including undistributed net investment income of $327,139 and undistributed net investment income of $83,452, respectively)	$102,075,760	$96,134,825

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Fund Class A

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.39	$21.48	$18.90	$14.08	$12.25	$12.12
Income from Investment Operations
Net investment income (loss)A	.15	.12	.09	.11	.07	.03
Net realized and unrealized gain (loss)	(.17)	(.14)B	2.58	4.82	1.79	.17
Total from investment operations	(.02)	(.02)	2.67	4.93	1.86	.20
Distributions from net investment income	(.11)	(.05)	(.04)	(.11)	(.03)	(.06)
Distributions from net realized gain	(.37)	(.02)	(.04)	–	–	(.01)
Total distributions	(.48)	(.07)	(.09)C	(.11)	(.03)	(.07)
Net asset value, end of period	$20.89	$21.39	$21.48	$18.90	$14.08	$12.25
Total ReturnD,E,F	(.06)%	(.12)%B	14.15%	35.30%	15.22%	1.65%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.31%I	1.31%	1.29%	1.31%	1.35%	1.29%
Expenses net of fee waivers, if any	1.25%I	1.25%	1.25%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25%I	1.24%	1.25%	1.23%	1.25%	1.24%
Net investment income (loss)	1.55%I	.53%	.42%	.69%	.51%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$51,408	$50,858	$45,759	$38,397	$27,817	$29,635
Portfolio turnover rateJ	77%I	82%	78%	103%	77%	96%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.17)%

 C Total distributions of $.09 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.044 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Fund Class T

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.17	$21.27	$18.72	$13.95	$12.15	$12.03
Income from Investment Operations
Net investment income (loss)A	.13	.06	.03	.07	.03	(.01)
Net realized and unrealized gain (loss)	(.17)	(.15)B	2.56	4.78	1.80	.17
Total from investment operations	(.04)	(.09)	2.59	4.85	1.83	.16
Distributions from net investment income	(.05)	–	–	(.08)	(.03)	(.04)
Distributions from net realized gain	(.37)	(.01)	(.04)	–	–	(.01)
Total distributions	(.42)	(.01)	(.04)	(.08)	(.03)	(.04)C
Net asset value, end of period	$20.71	$21.17	$21.27	$18.72	$13.95	$12.15
Total ReturnD,E,F	(.18)%	(.43)%B	13.88%	34.94%	15.05%	1.35%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.60%I	1.58%	1.57%	1.58%	1.61%	1.56%
Expenses net of fee waivers, if any	1.50%I	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%I	1.49%	1.50%	1.48%	1.50%	1.49%
Net investment income (loss)	1.30%I	.28%	.17%	.44%	.26%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$16,663	$17,300	$18,558	$17,319	$12,727	$12,866
Portfolio turnover rateJ	77%I	82%	78%	103%	77%	96%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.48)%

 C Total distributions of $.04 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.009 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Fund Class B

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.41	$20.60	$18.18	$13.54	$11.85	$11.75
Income from Investment Operations
Net investment income (loss)A	.08	(.05)	(.07)	(.01)	(.03)	(.07)
Net realized and unrealized gain (loss)	(.16)	(.13)B	2.49	4.65	1.74	.17
Total from investment operations	(.08)	(.18)	2.42	4.64	1.71	.10
Distributions from net investment income	–	–	–	–	(.02)	–
Distributions from net realized gain	(.37)	(.01)	–	–	–	–
Total distributions	(.37)	(.01)	–	–	(.02)	–
Net asset value, end of period	$19.96	$20.41	$20.60	$18.18	$13.54	$11.85
Total ReturnC,D,E	(.38)%	(.89)%B	13.31%	34.27%	14.41%	.85%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.15%H	2.15%	2.13%	2.11%	2.13%	2.05%
Expenses net of fee waivers, if any	2.00%H	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00%H	1.99%	2.00%	1.98%	2.00%	1.99%
Net investment income (loss)	.80%H	(.22)%	(.33)%	(.06)%	(.24)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$664	$915	$1,417	$2,116	$2,480	$3,482
Portfolio turnover rateI	77%H	82%	78%	103%	77%	96%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.94)%

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Fund Class C

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$20.35	$20.54	$18.13	$13.51	$11.83	$11.73
Income from Investment Operations
Net investment income (loss)A	.08	(.05)	(.07)	(.01)	(.03)	(.07)
Net realized and unrealized gain (loss)	(.17)	(.13)B	2.48	4.64	1.73	.17
Total from investment operations	(.09)	(.18)	2.41	4.63	1.70	.10
Distributions from net investment income	–	–	–	(.01)	(.02)	–
Distributions from net realized gain	(.37)	(.01)	–	–	–	–
Total distributions	(.37)	(.01)	–	(.01)	(.02)	–
Net asset value, end of period	$19.89	$20.35	$20.54	$18.13	$13.51	$11.83
Total ReturnC,D,E	(.43)%	(.89)%B	13.29%	34.32%	14.36%	.85%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.10%H	2.09%	2.06%	2.08%	2.10%	2.04%
Expenses net of fee waivers, if any	2.00%H	2.00%	2.00%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00%H	1.99%	2.00%	1.98%	1.99%	1.99%
Net investment income (loss)	.80%H	(.22)%	(.33)%	(.06)%	(.24)%	(.54)%
Supplemental Data
Net assets, end of period (000 omitted)	$16,684	$16,670	$17,390	$14,354	$9,283	$8,976
Portfolio turnover rateI	77%H	82%	78%	103%	77%	96%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been (.94)%

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Value Fund Class I

	Six months ended (Unaudited) April 30,	Years ended October 31,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$21.60	$21.70	$19.09	$14.22	$12.34	$12.21
Income from Investment Operations
Net investment income (loss)A	.18	.17	.14	.16	.10	.06
Net realized and unrealized gain (loss)	(.17)	(.14)B	2.60	4.86	1.81	.18
Total from investment operations	.01	.03	2.74	5.02	1.91	.24
Distributions from net investment income	(.17)	(.11)	(.09)	(.15)	(.03)	(.10)
Distributions from net realized gain	(.37)	(.02)	(.04)	–	–	(.01)
Total distributions	(.54)	(.13)	(.13)	(.15)	(.03)	(.11)
Net asset value, end of period	$21.07	$21.60	$21.70	$19.09	$14.22	$12.34
Total ReturnC,D	.06%	.13%B	14.46%	35.65%	15.56%	1.93%
Ratios to Average Net AssetsE,F
Expenses before reductions	.97%G	1.00%	.97%	.96%	.99%	.97%
Expenses net of fee waivers, if any	.97%G	1.00%	.97%	.96%	.99%	.97%
Expenses net of all reductions	.97%G	.99%	.97%	.94%	.99%	.96%
Net investment income (loss)	1.83%G	.78%	.69%	.98%	.76%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$16,656	$10,391	$10,011	$6,405	$4,080	$4,869
Portfolio turnover rateH	77%G	82%	78%	103%	77%	96%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds from litigation which amounted to $.01 per share. Excluding these litigation proceeds, the total return would have been .08%

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2016

1. Organization.

Fidelity Advisor Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Class I shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a maximum holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bond and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2016, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$10,128,034
Gross unrealized depreciation	(9,706,193)
Net unrealized appreciation (depreciation) on securities	$421,841
Tax cost	$101,471,500

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(22,377) and a change in net unrealized appreciation (depreciation) of $19,744 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $37,460,419 and $34,929,286, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Class I of the Fund as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .49% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$59,414	$1,797
Class T	.25%	.25%	39,188	–
Class B	.75%	.25%	3,656	2,784
Class C	.75%	.25%	77,435	4,999
			$179,693	$9,580

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$4,660
Class T	1,010
Class B(a)	17
Class C(a)	832
$6,519

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$56,672.24
Class T	21,183.27
Class B	1,117.31
Class C	21,310.27
Class I	10,876.18
	$111,158

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,318 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $78 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,524. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$15,200
Class T	1.50%	7,793
Class B	2.00%	557
Class C	2.00%	7,896
		$31,446

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $333.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2016	Year ended October 31, 2015
From net investment income
Class A	$271,815	$101,012
Class T	40,168	–
Class I	91,951	52,266
Total	$403,934	$153,278
From net realized gain
Class A	$882,206	$40,780
Class T	297,241	6,850
Class B	16,135	509
Class C	301,923	6,869
Class I	201,312	8,879
Total	$1,698,817	$63,887

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2016	Year ended October 31, 2015	Six months ended April 30, 2016	Year ended October 31, 2015
Class A
Shares sold	416,778	960,039	$8,250,661	$21,148,738
Reinvestment of distributions	54,608	6,016	1,132,015	131,655
Shares redeemed	(388,357)	(718,151)	(7,652,931)	(15,770,534)
Net increase (decrease)	83,029	247,904	$1,729,745	$5,509,859
Class T
Shares sold	66,324	111,689	$1,327,690	$2,464,811
Reinvestment of distributions	16,080	306	330,767	6,711
Shares redeemed	(95,028)	(167,609)	(1,858,450)	(3,658,902)
Net increase (decrease)	(12,624)	(55,614)	$(199,993)	$(1,187,380)
Class B
Shares sold	995	251	$19,934	$5,457
Reinvestment of distributions	769	23	15,282	484
Shares redeemed	(13,325)	(24,225)	(246,259)	(513,169)
Net increase (decrease)	(11,561)	(23,951)	$(211,043)	$(507,228)
Class C
Shares sold	99,684	129,309	$1,915,943	$2,727,630
Reinvestment of distributions	14,372	305	284,567	6,463
Shares redeemed	(94,451)	(157,096)	(1,772,302)	(3,304,608)
Net increase (decrease)	19,605	(27,482)	$428,208	$(570,515)
Class I
Shares sold	376,278	126,524	$7,578,192	$2,825,818
Reinvestment of distributions	12,080	2,352	252,359	51,833
Shares redeemed	(79,068)	(109,030)	(1,589,068)	(2,405,945)
Net increase (decrease)	309,290	19,846	$6,241,483	$471,706

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2015 to April 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During Period-B November 1, 2015 to April 30, 2016
Class A	1.25%
Actual		$1,000.00	$999.40	$6.21
Hypothetical-C		$1,000.00	$1,018.65	$6.27
Class T	1.50%
Actual		$1,000.00	$998.20	7.45
Hypothetical-C		$1,000.00	1,017.40	7.52
Class B	2.00%
Actual		$1,000.00	$996.20	9.93
Hypothetical-C		$1,000.00	1,014.92	10.02
Class C	2.00%
Actual		$1,000.00	$995.70	9.92
Hypothetical-C		$1,000.00	1,014.92	10.02
Class I	0.97%
Actual		$1,000.00	$1,000.60	4.82
Hypothetical-C		$1,000.00	1,020.04	4.87

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

 C 5% return per year before expenses

FAVI-SANN-0616
1.800653.112

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 23, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 23, 2016